As filed with the Securities Exchange Commission on April 29, 2010

Registration Nos.: 033-14954

811-05199

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 37	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 39	☒

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

(Exact Name of Registrant as Specified in Charter)

One Financial Center, Boston, Massachusetts 02111

(Address of Principal Executive Officers) (Zip Code)

617-426-3750

(Registrant’s Telephone Number, Including Area Code)

James R. Bordewick, Jr., Esq.

Columbia Management Advisors, LLC

One Financial Center

Boston, Massachusetts 02111

with a copy to:

John M. Loder, Esq. Ropes & Gray LLP One International Place Boston, Massachusetts 02110	Bruce A. Rosenblum, Esq. K&L Gates LLP 1601 K St, N.W., Suite 1200 Washington, DC, 20006-1600

(Name and Address of Agent for Service)

It is proposed that the filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on April 29, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

April 29, 2010

Columbia Funds

Columbia Asset Allocation Fund, Variable Series

Class A Shares

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

2

Columbia Asset Allocation Fund, Variable Series

Investment Objective

The Fund seeks total return, consisting of current income and long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management fees	0.60%
Distribution and service (Rule 12b-1) fees	0.00%
Other expenses	0.40%
Total annual Fund operating expenses	1.00%

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$102	$318	$552	$1,225

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests in a mix of equity and debt securities, including common stocks, government and corporate bonds and notes, mortgage- and other asset-backed securities, and Treasury Inflation Protected Securities (TIPS), as well as other instruments, such as commodity-related derivative instruments, futures, exchange traded funds (ETFs) and third party-advised mutual funds. Columbia Management Advisors, LLC, the Fund’s investment advisor (the Advisor) uses asset allocation as its principal investment approach. The Advisor:

•	allocates the Fund’s assets among asset class categories based on the historical and projected returns for each asset class.

•

chooses investments within each asset class category - including large-, middle- and small-capitalization growth and value equity securities, foreign securities, and investment grade, below investment grade and non-investment grade debt securities, including TIPS - and the amount that will be allocated to each asset class and investment, based on each asset class category’s historical returns and expected performance.

•

may choose ETFs and/or third party-advised mutual funds to access asset classes or investment strategies if the Advisor believes that these vehicles are an efficient and/or cost-effective means of access.

•	reviews the asset allocations and holdings at least monthly, and may change these allocations when the Advisor believes it is appropriate to do so.

With respect to its equity securities investments, the Fund invests in companies that have market capitalizations of any size that the Advisor believes are undervalued or have the potential for long-term growth. The Advisor evaluates the relative attractiveness of each potential investment in constructing the Fund’s portfolio by considering a wide variety of factors which may include, among other factors, valuation, fundamentals, quantitative analysis and economic and market expectations.

With respect to its debt securities investments, the Fund invests in securities that, at the time of purchase, are rated investment grade or are unrated but determined by the Advisor to be of comparable quality. The Fund may invest up to 15% of its net assets in debt securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Advisor to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund invests at least 25% of its total assets in debt securities, including preferred stocks, at all times.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

The Fund also may invest up to 25% of its net assets in foreign securities.

The Advisor may sell investments to adjust the allocation of the Fund’s assets; if the Advisor believes that an investment is no longer a suitable investment, or that other investments are more attractive; to meet redemption requests; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

5

•

Allocation Risk – The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund’s allocation among asset classes or investments will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

•

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

•

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s or Fitch) or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by Standard & Poor’s or Fitch) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

•

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

6

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Mortgage-Backed Securities Risk – The value of the Fund’s mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

•

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

7

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Dollar Rolls Risk – Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

•

Currency Risk – Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

•

Investing in Other Funds Risk – The performance of the funds, including exchange-traded funds, in which the Fund invests could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in the funds. In addition, because the expenses and costs of the funds are shared by investors in the underlying fund, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. If an underlying fund pays fees to the Advisor or its affiliates, this could result in the Advisor having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund. There are also circumstances in which the Advisor’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds for which it serves as investment manager.

8

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	12.60%
Worst:	4th quarter 2008:	-15.27%

*	Year-to-date return as of March 31, 2010: 3.79%

Average Annual Total Return as of December 31, 2009

The table compares the Fund’s returns for each period with those of the Standard and Poor’s (S&P) 500® Index and the Barclays Capital Aggregate Bond Index. The S&P 500® Index, the Fund’s primary benchmark, tracks the performance of 500 widely held, large capitalization U.S. stocks. The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

	1 year	5 years	10 years
Class A shares returns before taxes	24.00%	2.94%	1.97%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	26.46%	0.42%	-0.95%
Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	5.93%	4.97%	6.33%

9

Investment Advisor

Columbia Management Advisors, LLC

Portfolio Managers

Anwiti Bahuguna, PhD

Co-manager. Service with the Fund since 2009.

Colin Moore

Co-manager. Service with the Fund since 2008.

Kent M. Peterson, PhD

Co-manager. Service with the Fund since 2009.

Marie M. Schofield, CFA

Co-manager. Service with the Fund since 2009.

Purchase and Sale of Fund Shares

The Fund is available for purchase only through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. If you are a variable annuity contract and/or variable life insurance policy holder, please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies investing in the Fund through separate accounts. These distributions may not be taxable to you as a variable annuity contract and/or variable life insurance policy holder; please consult the prospectus or other information provided to you by your participating insurance company regarding the federal income taxation of your contract and/or policy.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies - including Columbia Management Advisors, LLC (the Advisor), Columbia Management Distributors, Inc. (the Distributor) and Columbia Management Services, Inc. (the Transfer Agent) - may pay intermediaries, including insurance companies and their affiliated broker-dealers and service providers, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

10

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners, and the interests of qualified plans investing in the Fund, if any, may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

11

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders (insurance companies). A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for the prior fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and historical portfolio turnover rates in the Financial Highlights.

12

Management of the Fund

Primary Service Providers

The Advisor, the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Bank of America Corporation (Bank of America), currently provide key services to the Fund and the other Columbia Funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Fund’s administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2010, the Advisor had assets under management of approximately $274.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.45% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2009.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Nordea Investment Management North America, Inc. (NIMNAI)

NIMNAI is the sub-advisor to a portion of the Fund. Located at 437 Madison Avenue, New York, NY 10022, NIMNAI has been an investment advisor since 1994. NIMNAI is an indirect, wholly owned subsidiary of Nordea AB. NIMNAI manages the portion of the Fund’s assets allocated to foreign securities. The sub-advisory agreement with NIMNAI provides that the Advisor shall pay NIMNAI a monthly fee at the annual rate of 0.40% of the average daily net asset value of that portion of the Fund’s assets under management by NIMNAI. NIMNAI offers a range of equity investment products and services to institutional clients, including private and public retirement funds, unions, endowments, foundations and insurance companies, as well as to mutual fund sponsors on a sub-advisory basis.

13

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Anwiti Bahuguna, PhD

Co-manager. Service with the Fund since 2009.

Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2002.

Colin Moore

Co-manager. Service with the Fund since 2008.

Chief Investment Officer of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2002.

Kent M. Peterson, PhD

Co-manager. Service with the Fund since 2009.

Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since January 2006. Prior to January 2006, Mr. Peterson was a trading associate at Bridgewater Associates from 2004 to 2005.

Marie M. Schofield, CFA

Co-manager. Service with the Fund since 2009.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1990.

The Administrator

Columbia Management Advisors, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Asset Allocation Fund, Variable Series	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.80% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

14

Other Roles and Relationships of Bank of America and its Affiliates—Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates (including Merrill Lynch & Co., Inc.), may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage or other securities products offered by Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds”; and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

15

Certain Legal Matters

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the Columbia Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (Columbia), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the Distributor), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the CDSC Lawsuit). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

16

About Class A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class A shares offered by this prospectus.

Class A Shares
Eligible Investors	The Fund and other funds of Columbia Funds Variable Insurance Trust (the Trust) are available only to owners of variable annuity contracts and/or variable life insurance policies.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	none

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Merrill Lynch, Pierce, Fenner & Smith Incorporated.

17

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

18

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

19

Shareholder Information

This prospectus offers Class A shares of the Fund, which have their own unique fees and other features. The Fund also offers Class B shares, which have different fees and which you may be eligible to purchase. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the funds of the Trust.

The Fund and other funds of the Trust are generally available for purchase only by participating insurance companies in connection with variable annuity contracts and variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust.

Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. When you sell your shares through your variable annuity contract and/or variable life insurance policy, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

Depending on the context, references to “you” or “your” in this prospectus refer either to the holder of a variable annuity contract or variable life insurance policy who may select Fund shares to fund his or her investment in the policy or contract or to the participating insurance company as the holder of Fund shares through one or more separate accounts.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity

20

(market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/ dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

21

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

22

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want your distributions to be paid in cash.

23

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy.

Your contract or policy may qualify for favorable tax treatment. As long as your variable annuity contract or variable life insurance policy continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such contract or policy, even if the Fund makes distributions and/or you change your investment options under the contract or policy. In order to qualify for such treatment, among other things, the “separate accounts” of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be “adequately diversified.” If the Fund does not meet such requirements, your contract or policy could lose its favorable tax treatment and income and gain allocable to your contract or policy could be taxable currently to you.

This could also occur if variable annuity contract or variable life insurance policy holders are found to have an impermissible level of control over the investments underlying their contracts or policies. Please see the SAI for more information regarding tax treatment of the Fund.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

24

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Asset Allocation Fund, Variable Series—Class A Shares

	Year Ended December 31, 2009		Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006(a)	Year Ended December 31, 2005
Net Asset Value, Beginning of Period	$9.32		$15.25	$15.82	$15.40	$14.83
Income from Investment Operations:
Net investment income (b)	0.25		0.35	0.38	0.36	0.33
Net realized and unrealized gain (loss) on investments, foreign currency, foreign capital gains tax, futures contracts and written options	1.93		(4.24)	1.06	1.36	0.61
Total from investment operations	2.18		(3.89)	1.44	1.72	0.94
Less Distributions to Shareholders:
From net investment income	(0.42)		(0.44)	(0.46)	(0.41)	(0.37)
From net realized gains	—		(1.60)	(1.55)	(0.89)	—
Total distributions to shareholders	(0.42)		(2.04)	(2.01)	(1.30)	(0.37)
Net Asset Value, End of Period	$11.08		$9.32	$15.25	$15.82	$15.40
Total return (c)(d)(e)	24.00	%(h)	(28.32)%	9.19%	11.79%	6.53	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.80%		0.75%	0.75%	0.75%	0.75%
Waiver/Reimbursement	0.20%		0.12%	0.09%	0.04%	0.04%
Net investment income (g)	2.48%		2.75%	2.39%	2.29%	2.28%
Portfolio turnover rate	103%		94%	100%	104%	92%
Net assets, end of period (000s)	$97,435		$93,500	$162,538	$183,605	$187,987

(a)	On May 1, 2006, Liberty Asset Allocation Fund, Variable Series was renamed Columbia Asset Allocation Fund, Variable Series.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Total return does not include any insurance company charges imposed by your insurance company’s separate accounts. If included, total return would be reduced.
(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)

Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund’s total return.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement had an impact of less than 0.01% on total return.

25

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The table does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy. If the table reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Asset Allocation Fund, Variable Series—Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.00%	4.00%	$10,400.00	$102.00
2	10.25%	1.00%	8.16%	$10,816.00	$106.08
3	15.76%	1.00%	12.49%	$11,248.64	$110.32
4	21.55%	1.00%	16.99%	$11,698.59	$114.74
5	27.63%	1.00%	21.67%	$12,166.53	$119.33
6	34.01%	1.00%	26.53%	$12,653.19	$124.10
7	40.71%	1.00%	31.59%	$13,159.32	$129.06
8	47.75%	1.00%	36.86%	$13,685.69	$134.23
9	55.13%	1.00%	42.33%	$14,233.12	$139.59
10	62.89%	1.00%	48.02%	$14,802.44	$145.18
Total Gain After Fees and Expenses				$4,802.44
Total Annual Fees and Expenses Paid					$1,224.63

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

26

Columbia Asset Allocation Fund, Variable Series

Class A Shares

Prospectus, April 29, 2010

For More Information

The funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust. You’ll find more information about the Fund and other funds of the Trust in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC. Because the funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies, the SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Bank of America.

The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.

© 2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

Prospectus

April 29, 2010

Columbia Funds

Columbia Asset Allocation Fund, Variable Series

Class B Shares

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Icons Guide

Investment Objective

Fees and Expenses of the Fund

Principal Investment Strategies

Principal Risks

Performance Information

Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

2

Columbia Asset Allocation Fund, Variable Series

Investment Objective

The Fund seeks total return, consisting of current income and long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Class B Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class B Shares
Management fees	0.60%
Distribution and service (Rule 12b-1) fees	0.25%
Other expenses	0.40%
Total annual Fund operating expenses	1.25%

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class B shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class B Shares	$127	$397	$686	$1,511

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests in a mix of equity and debt securities, including common stocks, government and corporate bonds and notes, mortgage- and other asset-backed securities, and Treasury Inflation Protected Securities (TIPS), as well as other instruments, such as commodity-related derivative instruments, futures, exchange traded funds (ETFs) and third party-advised mutual funds. Columbia Management Advisors, LLC, the Fund’s investment advisor (the Advisor) uses asset allocation as its principal investment approach. The Advisor:

•	allocates the Fund’s assets among asset class categories based on the historical and projected returns for each asset class.

•

chooses investments within each asset class category - including large-, middle- and small-capitalization growth and value equity securities, foreign securities, and investment grade, below investment grade and non-investment grade debt securities, including TIPS - and the amount that will be allocated to each asset class and investment, based on each asset class category’s historical returns and expected performance.

•

may choose ETFs and/or third party-advised mutual funds to access asset classes or investment strategies if the Advisor believes that these vehicles are an efficient and/or cost-effective means of access.

•	reviews the asset allocations and holdings at least monthly, and may change these allocations when the Advisor believes it is appropriate to do so.

With respect to its equity securities investments, the Fund invests in companies that have market capitalizations of any size that the Advisor believes are undervalued or have the potential for long-term growth. The Advisor evaluates the relative attractiveness of each potential investment in constructing the Fund’s portfolio by considering a wide variety of factors which may include, among other factors, valuation, fundamentals, quantitative analysis and economic and market expectations.

With respect to its debt securities investments, the Fund invests in securities that, at the time of purchase, are rated investment grade or are unrated but determined by the Advisor to be of comparable quality. The Fund may invest up to 15% of its net assets in debt securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Advisor to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund invests at least 25% of its total assets in debt securities, including preferred stocks, at all times.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

The Fund also may invest up to 25% of its net assets in foreign securities.

The Advisor may sell investments to adjust the allocation of the Fund’s assets; if the Advisor believes that an investment is no longer a suitable investment, or that other investments are more attractive; to meet redemption requests; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•	Allocation Risk – The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a

5

risk that the Fund’s allocation among asset classes or investments will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

•

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

•

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s or Fitch) or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by Standard & Poor’s or Fitch) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

•

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

•	Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For

6

example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Mortgage-Backed Securities Risk – The value of the Fund’s mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

•

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

7

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Dollar Rolls Risk – Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

•

Currency Risk – Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

•

Investing in Other Funds Risk – The performance of the funds, including exchange-traded funds, in which the Fund invests could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in the funds. In addition, because the expenses and costs of the funds are shared by investors in the underlying fund, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying funds. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. If an underlying fund pays fees to the Advisor or its affiliates, this could result in the Advisor having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund. There are also circumstances in which the Advisor’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds for which it serves as investment manager.

8

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to June 1, 2000, the date on which Class B shares were initially offered by the Fund, include the returns of the Fund’s Class A shares. The returns shown do not reflect differences in expenses between Class A shares and Class B shares, or fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class B shares has varied from year to year.

*	Year-to-date return as of March 31, 2010: 3.81%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	12.56%
Worst:	4th quarter 2008:	-15.27%

Average Annual Total Return as of December 31, 2009

The table compares the Fund’s returns for each period with those of the Standard and Poor’s (S&P) 500® Index and the Barclays Capital Aggregate Bond Index. The S&P 500® Index, the Fund’s primary benchmark, tracks the performance of 500 widely held, large capitalization U.S. stocks. The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

	1 year	5 years	10 years
Class B shares returns before taxes	23.79%	2.78%	1.80%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	26.46%	0.42%	-0.95%
Barclays Capital Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	5.93%	4.97%	6.33%

9

Investment Advisor

Columbia Management Advisors, LLC

Portfolio Managers

Anwiti Bahuguna, PhD

Co-manager. Service with the Fund since 2009.

Colin Moore

Co-manager. Service with the Fund since 2008.

Kent M. Peterson, PhD

Co-manager. Service with the Fund since 2009.

Marie M. Schofield,

CFA Co-manager. Service with the Fund since 2009.

Purchase and Sale of Fund Shares

The Fund is available for purchase only through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. If you are a variable annuity contract and/or variable life insurance policy holder, please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies investing in the Fund through separate accounts. These distributions may not be taxable to you as a variable annuity contract and/or variable life insurance policy holder; please consult the prospectus or other information provided to you by your participating insurance company regarding the federal income taxation of your contract and/or policy.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies – including Columbia Management Advisors, LLC (the Advisor), Columbia Management Distributors, Inc. (the Distributor) and Columbia Management Services, Inc. (the Transfer Agent) – may pay intermediaries, including insurance companies and their affiliated broker-dealers and service providers, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

10

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners, and the interests of qualified plans investing in the Fund, if any, may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

11

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders (insurance companies). A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for the prior fiscal year in the Fees and Expenses of the Fund - Portfolio Turnover section of this prospectus and historical portfolio turnover rates in the Financial Highlights.

12

Management of the Fund

Primary Service Providers

The Advisor, the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Bank of America Corporation (Bank of America), currently provide key services to the Fund and the other Columbia Funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Fund’s administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2010, the Advisor had assets under management of approximately $274.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.45% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2009.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Nordea Investment Management North America, Inc. (NIMNAI)

NIMNAI is the sub-advisor to a portion of the Fund. Located at 437 Madison Avenue, New York, NY 10022, NIMNAI has been an investment advisor since 1994. NIMNAI is an indirect, wholly owned subsidiary of Nordea AB. NIMNAI manages the portion of the Fund’s assets allocated to foreign securities. The sub-advisory agreement with NIMNAI provides that the Advisor shall pay NIMNAI a monthly fee at the annual rate of 0.40% of the average daily net asset value of that portion of the Fund’s assets under management by NIMNAI. NIMNAI offers a range of equity investment products and services to institutional clients, including private and public retirement funds, unions, endowments, foundations and insurance companies, as well as to mutual fund sponsors on a sub-advisory basis.

13

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Anwiti Bahuguna, PhD

Co-manager. Service with the Fund since 2009.

Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2002.

Colin Moore

Co-manager. Service with the Fund since 2008.

Chief Investment Officer of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2002.

Kent M. Peterson, PhD

Co-manager. Service with the Fund since 2009.

Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since January 2006. Prior to January 2006, Mr. Peterson was a trading associate at Bridgewater Associates from 2004 to 2005.

Marie M. Schofield, CFA

Co-manager. Service with the Fund since 2009.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1990.

The Administrator

Columbia Management Advisors, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Asset Allocation Fund, Variable Series	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.80% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

14

Other Roles and Relationships of Bank of America and its Affiliates—Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates (including Merrill Lynch & Co., Inc.), may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage or other securities products offered by Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds”; and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

15

Certain Legal Matters

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the Columbia Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (Columbia), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the Distributor), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the CDSC Lawsuit). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

16

About Class B Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class B shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class B shares offered by this prospectus.

Class B Shares
Eligible Investors	The Fund and other funds of Columbia Funds Variable Insurance Trust (the Trust) are available only to owners of variable annuity contracts and/or variable life insurance policies.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	0.25% distribution fee

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Merrill Lynch, Pierce, Fenner & Smith Incorporated.

17

Distribution and/or Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and/or shareholder servicing plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the share class:

Distribution and Service (Rule 12b-1) Fees

	Distribution Fee	Service Fee	Combined Total
Class B	0.25%	0.00%	0.25	%(a)

(a)

The Distributor has voluntarily agreed to reimburse the Class B distribution fee in excess of 0.15% when the total annual Fund operating expenses applicable to Class B shares, including distribution and service fees, exceed the annual rate of 0.95% of the average daily net assets attributable to Class B shares. The Distributor, in its discretion, may revise or discontinue this arrangement at any time.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time.

18

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund - Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest for more information.

19

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

20

Shareholder Information

This prospectus offers Class B shares of the Fund, which have their own unique fees and other features. The Fund also offers Class A shares, which have different fees and which you may be eligible to purchase. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the funds of the Trust.

The Fund and other funds of the Trust are generally available for purchase only by participating insurance companies in connection with variable annuity contracts and variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust.

Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. When you sell your shares through your variable annuity contract and/or variable life insurance policy, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

Depending on the context, references to “you” or “your” in this prospectus refer either to the holder of a variable annuity contract or variable life insurance policy who may select Fund shares to fund his or her investment in the policy or contract or to the participating insurance company as the holder of Fund shares through one or more separate accounts.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity

21

(market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/ dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

22

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

23

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want your distributions to be paid in cash.

24

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy.

Your contract or policy may qualify for favorable tax treatment. As long as your variable annuity contract or variable life insurance policy continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such contract or policy, even if the Fund makes distributions and/or you change your investment options under the contract or policy. In order to qualify for such treatment, among other things, the “separate accounts” of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be “adequately diversified.” If the Fund does not meet such requirements, your contract or policy could lose its favorable tax treatment and income and gain allocable to your contract or policy could be taxable currently to you.

This could also occur if variable annuity contract or variable life insurance policy holders are found to have an impermissible level of control over the investments underlying their contracts or policies. Please see the SAI for more information regarding tax treatment of the Fund.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

25

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Asset Allocation Fund, Variable Series—Class B Shares

	Year Ended December 31, 2009		Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006 (a)	Year Ended December 31, 2005
Net Asset Value, Beginning of Period	$9.27		$15.18	$15.75	$15.34	$14.77
Income from Investment Operations:
Net investment income(b)	0.23		0.32	0.35	0.33	0.31
Net realized and unrealized gain (loss) on investments, foreign currency, foreign capital gains tax, futures contracts and written options	1.92		(4.21)	1.07	1.36	0.61
Total from investment operations	2.15		(3.89)	1.42	1.69	0.92
Less Distributions to Shareholders:
From net investment income	(0.40)		(0.42)	(0.44)	(0.39)	(0.35)
From net realized gains	—		(1.60)	(1.55)	(0.89)	—
Total distributions to shareholders	(0.40)		(2.02)	(1.99)	(1.28)	(0.35)
Net Asset Value, End of Period	$11.02		$9.27	$15.18	$15.75	$15.34
Total return(c)(d)(e)	23.79	%(h)	(28.45)%	9.07%	11.60%	6.40	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses(g)	0.95%		0.90%	0.90%	0.90%	0.90%
Waiver/Reimbursement	0.30%		0.22%	0.19%	0.14%	0.14%
Net investment income(g)	2.34%		2.60%	2.24%	2.14%	2.13%
Portfolio turnover rate	103%		94%	100%	104%	92%
Net assets, end of period (000s)	$27,677		$29,985	$52,995	$60,276	$63,836

(a)	On May 1, 2006, Liberty Asset Allocation Fund, Variable Series was renamed Columbia Asset Allocation Fund, Variable Series.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Total return does not include any insurance company charges imposed by your insurance company’s separate accounts. If included, total return would be reduced.
(f)

Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund’s total return.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. This reimbursement had an impact of less than 0.01% on total return.

26

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class B shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The table does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy. If the table reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Asset Allocation Fund, Variable Series—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses (a)
1	5.00%	1.25%	3.75%	$10,375.00	$127.34
2	10.25%	1.25%	7.64%	$10,764.06	$132.12
3	15.76%	1.25%	11.68%	$11,167.71	$137.07
4	21.55%	1.25%	15.87%	$11,586.50	$142.21
5	27.63%	1.25%	20.21%	$12,021.00	$147.55
6	34.01%	1.25%	24.72%	$12,471.79	$153.08
7	40.71%	1.25%	29.39%	$12,939.48	$158.82
8	47.75%	1.25%	34.25%	$13,424.71	$164.78
9	55.13%	1.25%	39.28%	$13,928.13	$170.96
10	62.89%	1.25%	44.50%	$14,450.44	$177.37
Total Gain After Fees and Expenses				$4,450.44
Total Annual Fees and Expenses Paid					$1,511.30

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

27

Columbia Asset Allocation Fund, Variable Series

Class B Shares

Prospectus, April 29, 2010

For More Information

The funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust. You’ll find more information about the Fund and other funds of the Trust in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC. Because the funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies, the SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Bank of America.

The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.

© 2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

Prospectus

April 29, 2010

Columbia Funds

Columbia International Fund, Variable Series

Class A Shares

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Icons Guide

Investment Objective

Fees and Expenses of the Fund

Principal Investment Strategies

Principal Risks

Performance Information

Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

2

Columbia International Fund, Variable Series

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management fees	0.87%
Distribution and service (Rule 12b-1) fees	0.00%
Other expenses	1.00%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses(a)	1.88%

(a)

“Total annual Fund operating expenses” do not match “Net Expenses” in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$191	$591	$1,016	$2,201

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in equity securities of companies located in at least three countries other than the United States. The Fund may invest in companies that have market capitalizations of any size. The Fund also may invest in debt securities issued by foreign governments that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Advisors, LLC, the Fund’s investment advisor (the Advisor) to be of comparable quality.

The Fund invests primarily in equity securities of companies in developed market countries but also may invest in securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. The Fund invests mostly in non-dollar denominated stocks.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Advisor combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

•	overall economic and market conditions.

•

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial

5

reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Currency Risk – Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

6

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year.

*	Year-to-date return as of March 31, 2010: 0.85%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2009:	25.32%
Worst:	3rd quarter 2008:	-23.25%

Average Annual Total Return as of December 31, 2009

The table compares the Fund’s returns for each period with those of the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index. The MSCI EAFE Index is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East.

	1 year	5 years	10 years
Class A shares returns before taxes	30.34%	1.88%	-1.00%
MSCI EAFE Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	31.78%	3.54%	1.17%

7

Investment Advisor

Columbia Management Advisors, LLC

Portfolio Managers

Fred Copper, CFA

Lead manager. Service with the Fund since 2005.

Jasmine (Weili) Huang, CFA, CPA, CFM

Co-manager. Service with the Fund since 2006.

Paul J. DiGiacomo, CFA

Co-manager. Service with the Fund since 2006.

Daisuke Nomoto, CMA (SAAJ)

Co-manager. Service with the Fund since 2006.

Purchase and Sale of Fund Shares

The Fund is available for purchase only through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. If you are a variable annuity contract and/or variable life insurance policy holder, please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies investing in the Fund through separate accounts. These distributions may not be taxable to you as a variable annuity contract and/or variable life insurance policy holder; please consult the prospectus or other information provided to you by your participating insurance company regarding the federal income taxation of your contract and/or policy.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies – including Columbia Management Advisors, LLC (the Advisor), Columbia Management Distributors, Inc. (the Distributor) and Columbia Management Services, Inc. (the Transfer Agent) – may pay intermediaries, including insurance companies and their affiliated broker-dealers and service providers, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

8

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners, and the interests of qualified plans investing in the Fund, if any, may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

9

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders (insurance companies). A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for the prior fiscal year in the Fees and Expenses of the Fund—Portfolio Turnover section of this prospectus and historical portfolio turnover rates in the Financial Highlights.

10

Management of the Fund

Primary Service Providers

The Advisor, the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Bank of America Corporation (Bank of America), currently provide key services to the Fund and the other Columbia Funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Fund’s administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2010, the Advisor had assets under management of approximately $274.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.87% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2009.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

11

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Fred Copper, CFA

Lead manager. Service with the Fund since 2005.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since September 2005. Prior to 2005, Mr. Copper was a senior vice president at Putnam Investments from March 2001 to September 2005.

Jasmine (Weili) Huang, CFA, CPA, CFM

Co-manager. Service with the Fund since 2006.

Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2003.

Paul J. DiGiacomo, CFA

Co-manager. Service with the Fund since 2006.

Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since April 2006. Prior to 2006, Mr. DiGiacomo was a sleeve manager and analyst for the domestic and international small-cap core funds at Putnam Investments from August 2002 to April 2006.

Daisuke Nomoto, CMA (SAAJ)

Co-manager. Service with the Fund since 2006.

Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since April 2005. Prior to 2005, Mr. Nomoto was an equity analyst at Putnam Investments from April 2003 to March 2005.

The Administrator

Columbia Management Advisors, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Administrator does not currently receive any fees for the administrative services it provides to the Fund.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.00% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

12

Other Roles and Relationships of Bank of America and its Affiliates—Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates (including Merrill Lynch & Co., Inc.), may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage or other securities products offered by Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds”; and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

13

Certain Legal Matters

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the Columbia Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (Columbia), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the Distributor), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the CDSC Lawsuit). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

14

About Class A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class A shares offered by this prospectus.

Class A Shares

Eligible Investors	The Fund and other funds of Columbia Funds Variable Insurance Trust (the Trust) are available only to owners of variable annuity contracts and/or variable life insurance policies.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	none

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Merrill Lynch, Pierce, Fenner & Smith Incorporated.

15

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

16

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

17

Shareholder Information

This prospectus offers Class A shares of the Fund, which have their own unique fees and other features. The Fund also offers Class B shares, which have different fees and which you may be eligible to purchase. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the funds of the Trust.

The Fund and other funds of the Trust are generally available for purchase only by participating insurance companies in connection with variable annuity contracts and variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. When you sell your shares through your variable annuity contract and/or variable life insurance policy, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations. Depending on the context, references to “you” or “your” in this prospectus refer either to the holder of a variable annuity contract or variable life insurance policy who may select Fund shares to fund his or her investment in the policy or contract or to the participating insurance company as the holder of Fund shares through one or more separate accounts.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

18

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/ dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

19

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

20

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want your distributions to be paid in cash.

21

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy.

Your contract or policy may qualify for favorable tax treatment. As long as your variable annuity contract or variable life insurance policy continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such contract or policy, even if the Fund makes distributions and/or you change your investment options under the contract or policy. In order to qualify for such treatment, among other things, the “separate accounts” of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be “adequately diversified.” If the Fund does not meet such requirements, your contract or policy could lose its favorable tax treatment and income and gain allocable to your contract or policy could be taxable currently to you.

This could also occur if variable annuity contract or variable life insurance policy holders are found to have an impermissible level of control over the investments underlying their contracts or policies. Please see the SAI for more information regarding tax treatment of the Fund.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

22

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia International Fund, Variable Series—Class A Shares

	Year Ended December 31, 2009	Year Ended December 31, 2008		Year Ended December 31, 2007		Year Ended December 31, 2006		Year Ended December 31, 2005
Net Asset Value, Beginning of Period	$0.91	$2.15		$2.46		$2.15		$1.90
Income from Investment Operations:
Net investment income(a)	0.02	0.05		0.04		0.04		0.03
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts, written options and net of foreign capital gains tax	0.26	(0.85)		0.19		0.48		0.22
Total from investment operations	0.28	(0.80)		0.23		0.52		0.25
Less Distributions to Shareholders:
From net investment income	(0.01)	(0.06)		(0.08)		(0.04)		—
From net realized gains	—	(0.38)		(0.46)		(0.17)		—
Total distributions to shareholders	(0.01)	(0.44)		(0.54)		(0.21)		—
Net Asset Value, End of Period	$1.18	$0.91		$2.15		$2.46		$2.15
Total return(b)(c)(d)	30.34%	(44.83)%		7.79	%(e)	25.17%		13.16%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	1.00%	0.95	%(f)	0.95	%(f)	0.95	%(f)	0.95	%(f)
Waiver/Reimbursement	0.88%	0.53%		0.37%		0.28%		0.20%
Net investment income	2.42%	3.03	%(f)	1.81	%(f)	1.64	%(f)	1.49	%(f)
Portfolio turnover rate	75%	84%		69%		90%		67%
Net assets, end of period (000s)	$22,357	$20,756		$47,253		$59,317		$61,525

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested.
(c)	Total return does not include any insurance company charges imposed by your insurance company’s separate accounts. If included, total return would be reduced.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)

Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

23

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The table does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy. If the table reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia International Fund, Variable Series—Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.88%	3.12%	$10,312.00	$190.93
2	10.25%	1.88%	6.34%	$10,633.73	$196.89
3	15.76%	1.88%	9.66%	$10,965.50	$203.03
4	21.55%	1.88%	13.08%	$11,307.62	$209.37
5	27.63%	1.88%	16.60%	$11,660.42	$215.90
6	34.01%	1.88%	20.24%	$12,024.23	$222.64
7	40.71%	1.88%	23.99%	$12,399.39	$229.58
8	47.75%	1.88%	27.86%	$12,786.25	$236.75
9	55.13%	1.88%	31.85%	$13,185.18	$244.13
10	62.89%	1.88%	35.97%	$13,596.56	$251.75
Total Gain After Fees and Expenses				$3,596.56
Total Annual Fees and Expenses Paid					$2,200.97

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

24

Columbia International Fund, Variable Series

Class A Shares

Prospectus, April 29, 2010

For More Information

The funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust. You’ll find more information about the Fund and other funds of the Trust in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC. Because the funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies, the SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Bank of America.

The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.

© 2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

Columbia Funds

Prospectus

April 29, 2010

Columbia International Fund, Variable Series

Class B Shares

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Icons Guide

Investment Objective

Fees and Expenses of the Fund

Principal Investment Strategies

Principal Risks

Performance Information

Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

2

Columbia International Fund, Variable Series

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Class B Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class B Shares
Management fees	0.87%
Distribution and service (Rule 12b-1) fees	0.25%
Other expenses	1.00%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses(a)	2.13%

(a)

“Total annual Fund operating expenses” do not match “Net Expenses” in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class B shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class B Shares	$216	$667	$1,144	$2,462

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in equity securities of companies located in at least three countries other than the United States. The Fund may invest in companies that have market capitalizations of any size. The Fund also may invest in debt securities issued by foreign governments that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Advisors, LLC, the Fund’s investment advisor (the Advisor) to be of comparable quality.

The Fund invests primarily in equity securities of companies in developed market countries but also may invest in securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. The Fund invests mostly in non-dollar denominated stocks.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Advisor combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

•	overall economic and market conditions.

•

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial

5

reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Currency Risk – Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

6

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to June 1, 2000, the date on which Class B shares were initially offered by the Fund, include the returns of the Fund’s Class A shares. The returns shown do not reflect differences in expenses between Class A and Class B shares or fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class B shares has varied from year to year.

*	Year-to-date return as of March 31, 2010: 0.85%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2009:	25.64%
Worst:	3rd quarter 2008:	-23.26%

Average Annual Total Return as of December 31, 2009

The table compares the Fund’s returns for each period with those of the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index. The MSCI EAFE Index is a capitalization-weighted index that tracks the total return of common stocks in 21 developed-market countries within Europe, Australasia and the Far East.

	1 year	5 years	10 years
Class B shares returns before taxes	30.16%	1.55%	-1.23%
MSCI EAFE Index (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	31.78%	3.54%	1.17%

7

Investment Advisor

Columbia Management Advisors, LLC

Portfolio Managers

Fred Copper, CFA

Lead manager. Service with the Fund since 2005.

Jasmine (Weili) Huang, CFA, CPA, CFM

Co-manager. Service with the Fund since 2006.

Paul J. DiGiacomo,

CFA Co-manager. Service with the Fund since 2006.

Daisuke Nomoto, CMA (SAAJ)

Co-manager. Service with the Fund since 2006.

Purchase and Sale of Fund Shares

The Fund is available for purchase only through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. If you are a variable annuity contract and/or variable life insurance policy holder, please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies investing in the Fund through separate accounts. These distributions may not be taxable to you as a variable annuity contract and/or variable life insurance policy holder; please consult the prospectus or other information provided to you by your participating insurance company regarding the federal income taxation of your contract and/or policy.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies – including Columbia Management Advisors, LLC (the Advisor), Columbia Management Distributors, Inc. (the Distributor) and Columbia Management Services, Inc. (the Transfer Agent) – may pay intermediaries, including insurance companies and their affiliated broker-dealers and service providers, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

8

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners, and the interests of qualified plans investing in the Fund, if any, may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

9

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end. In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders (insurance companies). A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for the prior fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and historical portfolio turnover rates in the Financial Highlights.

10

Management of the Fund

Primary Service Providers

The Advisor, the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Bank of America Corporation (Bank of America), currently provide key services to the Fund and the other Columbia Funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Fund’s administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2010, the Advisor had assets under management of approximately $274.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.87% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2009.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

11

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Fred Copper, CFA

Lead manager. Service with the Fund since 2005.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since September 2005. Prior to 2005, Mr. Copper was a senior vice president at Putnam Investments from March 2001 to September 2005.

Jasmine (Weili) Huang, CFA, CPA, CFM

Co-manager. Service with the Fund since 2006.

Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2003.

Paul J. DiGiacomo, CFA

Co-manager. Service with the Fund since 2006.

Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since April 2006. Prior to 2006, Mr. DiGiacomo was a sleeve manager and analyst for the domestic and international small-cap core funds at Putnam Investments from August 2002 to April 2006.

Daisuke Nomoto, CMA (SAAJ)

Co-manager. Service with the Fund since 2006.

Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since April 2005. Prior to 2005, Mr. Nomoto was an equity analyst at Putnam Investments from April 2003 to March 2005.

The Administrator

Columbia Management Advisors, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Administrator does not currently receive any fees for the administrative services it provides to the Fund.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.00% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

12

Other Roles and Relationships of Bank of America and its Affiliates—Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates (including Merrill Lynch & Co., Inc.), may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage or other securities products offered by Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds”; and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

13

Certain Legal Matters

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the Columbia Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (Columbia), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the Distributor), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the CDSC Lawsuit). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

14

About Class B Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class B shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class B shares offered by this prospectus.

Class B Shares
Eligible Investors	The Fund and other funds of Columbia Funds Variable Insurance Trust (the Trust) are available only to owners of variable annuity contracts and/or variable life insurance policies.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	0.25% distribution fee

FUNDamentals TM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Merrill Lynch, Pierce, Fenner & Smith Incorporated.

15

Distribution and/or Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and/or shareholder servicing plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the share class:

Distribution and Service (Rule 12b-1) Fees

	Distribution Fee	Service Fee	Combined Total
Class B	0.25%	0.00%	0.25%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time.

16

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

17

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

18

Shareholder Information

This prospectus offers Class B shares of the Fund, which have their own unique fees and other features. The Fund also offers Class A shares, which have different fees and which you may be eligible to purchase. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the funds of the Trust.

The Fund and other funds of the Trust are generally available for purchase only by participating insurance companies in connection with variable annuity contracts and variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust.

Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. When you sell your shares through your variable annuity contract and/or variable life insurance policy, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

Depending on the context, references to “you” or “your” in this prospectus refer either to the holder of a variable annuity contract or variable life insurance policy who may select Fund shares to fund his or her investment in the policy or contract or to the participating insurance company as the holder of Fund shares through one or more separate accounts.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

19

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/ dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

20

•

interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund's remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

21

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want your distributions to be paid in cash.

22

Distributions and Taxes

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy.

Your contract or policy may qualify for favorable tax treatment. As long as your variable annuity contract or variable life insurance policy continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such contract or policy, even if the Fund makes distributions and/or you change your investment options under the contract or policy. In order to qualify for such treatment, among other things, the “separate accounts” of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be “adequately diversified.” If the Fund does not meet such requirements, your contract or policy could lose its favorable tax treatment and income and gain allocable to your contract or policy could be taxable currently to you.

This could also occur if variable annuity contract or variable life insurance policy holders are found to have an impermissible level of control over the investments underlying their contracts or policies. Please see the SAI for more information regarding tax treatment of the Fund.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

23

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia International Fund, Variable Series—Class B Shares

	Year Ended December 31, 2009	Year Ended December 31, 2008		Year Ended December 31, 2007		Year Ended December 31, 2006		Year Ended December 31, 2005
Net Asset Value, Beginning of Period	$0.90	$2.13		$2.45		$2.14		$1.90
Income from Investment Operations:
Net investment income(a)	0.02	0.04		0.04		0.03		0.02
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts, written options and net of foreign capital gains tax	0.25	(0.84)		0.17		0.48		0.22
Total from investment operations	0.27	(0.80)		0.21		0.51		0.24
Less Distributions to Shareholders:
From net investment income	— (b)	(0.05)		(0.07)		(0.03)		—
From net realized gains	—	(0.38)		(0.46)		(0.17)		—
Total distributions to shareholders	— (b)	(0.43)		(0.53)		(0.20)		—
Net Asset Value, End of Period	$1.17	$0.90		$2.13		$2.45		$2.14
Total return(c)(d)(e)	30.16%	(45.02)%		7.18	%(f)	25.04%		12.63%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	1.25%	1.20	%(g)	1.20	%(g)	1.20	%(g)	1.20	%(g)
Waiver/Reimbursement	0.88%	0.53%		0.37%		0.28%		0.20%
Net investment income	2.19%	2.75	%(g)	1.55	%(g)	1.37	%(g)	1.20	%(g)
Portfolio turnover rate	75%	84%		69%		90%		67%
Net assets, end of period (000s)	$2,039	$1,881		$4,454		$6,450		$6,249

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per shares.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Total return does not include any insurance company charges imposed by your insurance company’s separate accounts. If included, total return would be reduced.
(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)

Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

24

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class B shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The table does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy. If the table reflected these fees and expenses, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia International Fund, Variable Series—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.13%	2.87%	$10,287.00	$216.06
2	10.25%	2.13%	5.82%	$10,582.24	$222.26
3	15.76%	2.13%	8.86%	$10,885.95	$228.64
4	21.55%	2.13%	11.98%	$11,198.38	$235.20
5	27.63%	2.13%	15.20%	$11,519.77	$241.95
6	34.01%	2.13%	18.50%	$11,850.39	$248.89
7	40.71%	2.13%	21.90%	$12,190.50	$256.04
8	47.75%	2.13%	25.40%	$12,540.37	$263.38
9	55.13%	2.13%	29.00%	$12,900.28	$270.94
10	62.89%	2.13%	32.71%	$13,270.52	$278.72
Total Gain After Fees and Expenses				$3,270.52
Total Annual Fees and Expenses Paid					$2,462.08

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

25

Columbia International Fund, Variable Series

Class B Shares

Prospectus, April 29, 2010

For More Information

The funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust. You’ll find more information about the Fund and other funds of the Trust in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC. Because the funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies, the SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Bank of America.

The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.

© 2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

Prospectus

April 29, 2010

Columbia Funds

Columbia Large Cap Growth Fund, Variable Series

Class A Shares

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Icons Guide

Investment Objective

Fees and Expenses of the Fund

Principal Investment Strategies

Principal Risks

Performance Information

Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

2

Columbia Large Cap Growth Fund, Variable Series

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management fees	0.65%
Distribution and service (Rule 12b-1) fees	0.00%
Other expenses	0.29%
Total annual Fund operating expenses	0.94%

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$96	$300	$520	$1,155

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 137% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks, primarily of large-capitalization companies. These companies generally have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase (between $22.0 million and $326.8 billion as of March 31, 2010). The Fund invests primarily in common stocks of companies that Columbia Management Advisors, LLC, the Fund’s investment advisor (the Advisor) believes have the potential for long-term, above-average earnings growth.

The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Advisor combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

•	overall economic and market conditions.

•

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Fund may from time to time emphasize one or more economic sectors in selecting its investments.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

Principal Risks

•

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times

5

or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund's potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Currency Risk – Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

•

Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return.

6

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year.

*	Year-to-date return as of March 31, 2010: 4.29%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2009:	15.68%

Worst:	4th quarter 2008:	-23.30%

Average Annual Total Return as of December 31, 2009

The table compares the Fund’s returns for each period with those of the Russell 1000 Growth Index, which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

	1 year	5 years	10 years
Class A shares returns before taxes	34.81%	1.43%	-4.81%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	37.21%	1.63%	-3.99%

7

Investment Advisor

Columbia Management Advisors, LLC

Portfolio Managers

John T. Wilson, CFA

Lead manager. Service with the Fund since 2005.

Roger R. Sullivan, CFA

Co-manager. Service with the Fund since 2005.

Purchase and Sale of Fund Shares

The Fund is available for purchase only through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. If you are a variable annuity contract and/or variable life insurance policy holder, please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies investing in the Fund through separate accounts. These distributions may not be taxable to you as a variable annuity contract and/or variable life insurance policy holder; please consult the prospectus or other information provided to you by your participating insurance company regarding the federal income taxation of your contract and/or policy.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies—including Columbia Management Advisors, LLC (the Advisor), Columbia Management Distributors, Inc. (the Distributor) and Columbia Management Services, Inc. (the Transfer Agent)—may pay intermediaries, including insurance companies and their affiliated broker-dealers and service providers, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

8

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners, and the interests of qualified plans investing in the Fund, if any, may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as

9

described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders (insurance companies). A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for the prior fiscal year in the Fees and Expenses of the Fund—Portfolio Turnover section of this prospectus and historical portfolio turnover rates in the Financial Highlights.

10

Management of the Fund

Primary Service Providers

The Advisor, the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Bank of America Corporation (Bank of America), currently provide key services to the Fund and the other Columbia Funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Fund’s administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2010, the Advisor had assets under management of approximately $274.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.50% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2009.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

11

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

John T. Wilson, CFA

Lead manager. Service with the Fund since 2005.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since July 2005. Prior to July 2005, Mr. Wilson was a managing director and head of the Large Cap Core Team of State Street Research and Management from May 1996 to July 2005.

Roger R. Sullivan, CFA

Co-manager. Service with the Fund since 2005.

Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since January 2005.

The Administrator

Columbia Management Advisors, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Large Cap Growth Fund, Variable Series	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.80% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

12

Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates (including Merrill Lynch & Co., Inc.), may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage or other securities products offered by Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds”; and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

13

Certain Legal Matters

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the Columbia Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (Columbia), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the Distributor), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the CDSC Lawsuit). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

14

About Class A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class A shares offered by this prospectus.

Class A Shares
Eligible Investors	The Fund and other funds of Columbia Funds Variable Insurance Trust (the Trust) are available only to owners of variable annuity contracts and/or variable life insurance policies.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	none

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Merrill Lynch, Pierce, Fenner & Smith Incorporated.

15

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

16

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

17

Shareholder Information

This prospectus offers Class A shares of the Fund, which have their own unique fees and other features. The Fund also offers Class B shares, which have different fees and which you may be eligible to purchase. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the funds of the Trust.

The Fund and other funds of the Trust are generally available for purchase only by participating insurance companies in connection with variable annuity contracts and variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust.

Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. When you sell your shares through your variable annuity contract and/or variable life insurance policy, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

Depending on the context, references to “you” or “your” in this prospectus refer either to the holder of a variable annuity contract or variable life insurance policy who may select Fund shares to fund his or her investment in the policy or contract or to the participating insurance company as the holder of Fund shares through one or more separate accounts.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

18

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/ dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

19

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

20

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want your distributions to be paid in cash.

21

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy.

Your contract or policy may qualify for favorable tax treatment. As long as your variable annuity contract or variable life insurance policy continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such contract or policy, even if the Fund makes distributions and/or you change your investment options under the contract or policy. In order to qualify for such treatment, among other things, the “separate accounts” of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be “adequately diversified.” If the Fund does not meet such requirements, your contract or policy could lose its favorable tax treatment and income and gain allocable to your contract or policy could be taxable currently to you.

This could also occur if variable annuity contract or variable life insurance policy holders are found to have an impermissible level of control over the investments underlying their contracts or policies. Please see the SAI for more information regarding tax treatment of the Fund.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

22

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Large Cap Growth Fund, Variable Series—Class A Shares

	Year Ended December 31, 2009	Year Ended December 31, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006		Year Ended December 31, 2005
Net Asset Value, Beginning of Period	$18.63	$31.35		$27.18	$24.75		$23.77
Income from Investment Operations:
Net investment income (a)	0.13	0.12		0.06	0.09		0.08
Net realized and unrealized gain (loss) on investments and foreign currency	6.33	(12.77)		4.22	2.43		1.04
Total from investment operations	6.46	(12.65)		4.28	2.52		1.12
Less Distributions to Shareholders:
From net investment income	(0.15)	(0.07)		(0.11)	(0.09)		(0.14)
Net Asset Value, End of Period	$24.94	$18.63		$31.35	$27.18		$24.75
Total return (b)(c)(d)	34.81%	(40.43)%		15.77%	10.23%		4.74%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (e)	0.80%	0.80%		0.80%	0.80%		0.76%
Interest expense	—	—	%(f)	—	—	%(f)	—
Net expenses (e)	0.80%	0.80%		0.80%	0.80%		0.76%
Waiver/Reimbursement	0.14%	0.08%		0.03%	0.01%		—	%(f)
Net investment income (e)	0.62%	0.45%		0.19%	0.34%		0.32%
Portfolio turnover rate	137%	164%		149%	194%		113%
Net assets, end of period (000s)	$53,026	$45,240		$91,808	$99,714		$113,804

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Total return at net asset value assuming all distributions reinvested.

(c)	Total return does not include any insurance company charges imposed by your insurance company’s separate accounts. If included, total return would be reduced.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)	Rounds to less than 0.01%.

23

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The table does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy. If the table reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Large Cap Growth Fund, Variable Series—Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.94%	4.06%	$10,406.00	$95.91
2	10.25%	0.94%	8.28%	$10,828.48	$99.80
3	15.76%	0.94%	12.68%	$11,268.12	$103.85
4	21.55%	0.94%	17.26%	$11,725.61	$108.07
5	27.63%	0.94%	22.02%	$12,201.67	$112.46
6	34.01%	0.94%	26.97%	$12,697.06	$117.02
7	40.71%	0.94%	32.13%	$13,212.56	$121.78
8	47.75%	0.94%	37.49%	$13,748.99	$126.72
9	55.13%	0.94%	43.07%	$14,307.20	$131.86
10	62.89%	0.94%	48.88%	$14,888.07	$137.22
Total Gain After Fees and Expenses				$4,888.07
Total Annual Fees and Expenses Paid					$1,154.69

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

24

Columbia Large Cap Growth Fund, Variable Series

Class A Shares

Prospectus, April 29, 2010

For More Information

The funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust. You’ll find more information about the Fund and other funds of the Trust in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
By Telephone:	800.345.6611

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC. Because the funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies, the SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Bank of America.

The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.

© 2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

Prospectus

April 29, 2010

Columbia Funds

Columbia Large Cap Growth Fund, Variable Series

Class B Shares

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Icons Guide

Investment Objective

Fees and Expenses of the Fund

Principal Investment Strategies

Principal Risks

Performance Information

Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

2

Columbia Large Cap Growth Fund, Variable Series

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Class B Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class B Shares
Management fees	0.65%
Distribution and service (Rule 12b-1) fees	0.25%
Other expenses	0.29%
Total annual Fund operating expenses	1.19%

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class B shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class B Shares	$121	$378	$654	$1,443

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 137% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks, primarily of large-capitalization companies. These companies generally have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase (between $22.0 million and $326.8 billion as of March 31, 2010). The Fund invests primarily in common stocks of companies that Columbia Management Advisors, LLC, the Fund’s investment advisor (the Advisor) believes have the potential for long-term, above-average earnings growth.

The Fund may also invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Advisor combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

•	overall economic and market conditions.

•

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Fund may from time to time emphasize one or more economic sectors in selecting its investments.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

Principal Risks

•

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times

5

or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Currency Risk – Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

•

Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

6

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to June 1, 2000, the date on which Class B shares were initially offered by the Fund, include the returns of the Fund’s Class A shares. The returns shown do not reflect differences in expenses between Class A and Class B shares or fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class B shares has varied from year to year.

*	Year-to-date return as of March 31, 2010: 4.27%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2009:	15.64%
Worst:	4th quarter 2008:	-23.35%

Average Annual Total Return as of December 31, 2009

The table compares the Fund’s returns for each period with those of the Russell 1000 Growth Index, which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

	1 year	5 years	10 years
Class B shares returns before taxes	34.60%	1.26%	-4.98%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	37.21%	1.63%	-3.99%

7

Investment Advisor

Columbia Management Advisors, LLC

Portfolio Managers

John T. Wilson, CFA

Lead manager. Service with the Fund since 2005.

Roger R. Sullivan, CFA

Co-manager. Service with the Fund since 2005.

Purchase and Sale of Fund Shares

The Fund is available for purchase only through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. If you are a variable annuity contract and/or variable life insurance policy holder, please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies investing in the Fund through separate accounts. These distributions may not be taxable to you as a variable annuity contract and/or variable life insurance policy holder; please consult the prospectus or other information provided to you by your participating insurance company regarding the federal income taxation of your contract and/or policy.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies – including Columbia Management Advisors, LLC (the Advisor), Columbia Management Distributors, Inc. (the Distributor) and Columbia Management Services, Inc. (the Transfer Agent) – may pay intermediaries, including insurance companies and their affiliated broker-dealers and service providers, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

8

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners, and the interests of qualified plans investing in the Fund, if any, may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as

9

described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders (insurance companies). A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for the prior fiscal year in the Fees and Expenses of the Fund—Portfolio Turnover section of this prospectus and historical portfolio turnover rates in the Financial Highlights.

10

Management of the Fund

Primary Service Providers

The Advisor, the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Bank of America Corporation (Bank of America), currently provide key services to the Fund and the other Columbia Funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Fund’s administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2010, the Advisor had assets under management of approximately $274.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.50% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2009.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

11

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

John T. Wilson, CFA

Lead manager. Service with the Fund since 2005.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since July 2005. Prior to July 2005, Mr. Wilson was a managing director and head of the Large Cap Core Team of State Street Research and Management from May 1996 to July 2005.

Roger R. Sullivan, CFA

Co-manager. Service with the Fund since 2005.

Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since January 2005.

The Administrator

Columbia Management Advisors, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Large Cap Growth Fund, Variable Series	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.80% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

12

Other Roles and Relationships of Bank of America and its Affiliates—Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates (including Merrill Lynch & Co., Inc.), may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage or other securities products offered by Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds”; and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

13

Certain Legal Matters

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the Columbia Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (Columbia), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the Distributor), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the CDSC Lawsuit). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

14

About Class B Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class B shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class B shares offered by this prospectus.

Class B Shares

Eligible Investors	The Fund and other funds of Columbia Funds Variable Insurance Trust (the Trust) are available only to owners of variable annuity contracts and/or variable life insurance policies.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	0.25% distribution fee

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Merrill Lynch, Pierce, Fenner & Smith Incorporated.

15

Distribution and/or Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and/or shareholder servicing plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the share class:

Distribution and Service (Rule 12b-1) Fees

	Distribution Fee	Service Fee	Combined Total
Class B	0.25%	0.00%	0.25	%(a)

(a)

The Distributor has voluntarily agreed to reimburse the Class B distribution fee in excess of 0.15% when the total annual Fund operating expenses applicable to Class B shares, including distribution and service fees, exceed the annual rate of 0.95% of the Class B shares’ average daily net assets. The Distributor, in its discretion, may revise or discontinue this arrangement at any time.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time.

16

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

17

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

18

Shareholder Information

This prospectus offers Class B shares of the Fund, which have their own unique fees and other features. The Fund also offers Class A shares, which have different fees and which you may be eligible to purchase. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the funds of the Trust.

The Fund and other funds of the Trust are generally available for purchase only by participating insurance companies in connection with variable annuity contracts and variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust.

Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. When you sell your shares through your variable annuity contract and/or variable life insurance policy, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

Depending on the context, references to “you” or “your” in this prospectus refer either to the holder of a variable annuity contract or variable life insurance policy who may select Fund shares to fund his or her investment in the policy or contract or to the participating insurance company as the holder of Fund shares through one or more separate accounts.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

19

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/ dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

20

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

21

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want your distributions to be paid in cash.

22

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy.

Your contract or policy may qualify for favorable tax treatment. As long as your variable annuity contract or variable life insurance policy continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such contract or policy, even if the Fund makes distributions and/or you change your investment options under the contract or policy. In order to qualify for such treatment, among other things, the “separate accounts” of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be “adequately diversified.” If the Fund does not meet such requirements, your contract or policy could lose its favorable tax treatment and income and gain allocable to your contract or policy could be taxable currently to you.

This could also occur if variable annuity contract or variable life insurance policy holders are found to have an impermissible level of control over the investments underlying their contracts or policies. Please see the SAI for more information regarding tax treatment of the Fund.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

23

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Large Cap Growth Fund, Variable Series—Class B Shares

	Year Ended December 31, 2009	Year Ended December 31, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006		Year Ended December 31, 2005
Net Asset Value, Beginning of Period	$18.55	$31.22		$27.08	$24.64		$23.67
Income from Investment Operations:
Net investment income (a)	0.10	0.08		0.01	0.05		0.03
Net realized and unrealized gain (loss) on investments and foreign currency	6.30	(12.73)		4.20	2.44		1.03
Total from investment operations	6.40	(12.65)		4.21	2.49		1.06
Less Distributions to Shareholders:
From net investment income	(0.11)	(0.02)		(0.07)	(0.05)		(0.09)
Net Asset Value, End of Period	$24.84	$18.55		$31.22	$27.08		$24.64
Total return (b)(c)(d)	34.60%	(40.54)%		15.57%	10.12%		4.49%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (e)	0.95%	0.95%		0.95%	0.95%		0.95%
Interest expense	—	—	%(f)	—	—	%(f)	—
Net expenses (e)	0.95%	0.95%		0.95%	0.95%		0.95%
Waiver/Reimbursement	0.24%	0.18%		0.13%	0.11%		0.06%
Net investment income (e)	0.47%	0.30%		0.04%	0.19%		0.13%
Portfolio turnover rate	137%	164%		149%	194%		113%
Net assets, end of period (000s)	$8,149	$7,367		$17,505	$18,311		$18,803

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested.
(c)	Total return does not include any insurance company charges imposed by your insurance company’s separate accounts. If included, total return would be reduced.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	The benefits derived from custody credits had an impact of less than 0.01%.
(f)	Rounds to less than 0.01%.

24

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class B shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The table does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy. If the table reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Large Cap Growth Fund, Variable Series—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.19%	3.81%	$10,381.00	$121.27
2	10.25%	1.19%	7.77%	$10,776.52	$125.89
3	15.76%	1.19%	11.87%	$11,187.11	$130.68
4	21.55%	1.19%	16.13%	$11,613.34	$135.66
5	27.63%	1.19%	20.56%	$12,055.81	$140.83
6	34.01%	1.19%	25.15%	$12,515.14	$146.20
7	40.71%	1.19%	29.92%	$12,991.97	$151.77
8	47.75%	1.19%	34.87%	$13,486.96	$157.55
9	55.13%	1.19%	40.01%	$14,000.81	$163.55
10	62.89%	1.19%	45.34%	$14,534.24	$169.78
Total Gain After Fees and Expenses				$4,534.24
Total Annual Fees and Expenses Paid					$1,443.18

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

25

Columbia Large Cap Growth Fund, Variable Series

Class B Shares

Prospectus, April 29, 2010

For More Information

The funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust. You’ll find more information about the Fund and other funds of the Trust in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC. Because the funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies, the SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Bank of America.

The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.

© 2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

Columbia Funds

Prospectus

April 29, 2010

Columbia Large Cap Value Fund, Variable Series

Class A Shares

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

2

Columbia Large Cap Value Fund, Variable Series

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management fees	0.77%
Distribution and service (Rule 12b-1) fees	0.00%
Other expenses	0.18%
Total annual Fund operating expenses	0.95%

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$97	$303	$525	$1,166

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies that have market capitalizations in the range of the companies in the Russell 1000 Value Index at the time of purchase (between $22 million and $326.8 billion as of March 31, 2010), that Columbia Management Advisors, LLC, the Fund’s investment advisor (the Advisor) believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund also may invest in real estate investment trusts.

The Advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

•

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

•	a company’s current operating margins relative to its historic range and future potential.

•

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The

5

Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Real Estate Investment Trusts Risk – Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

6

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year.

*	Year-to-date return as of March 31, 2010: 5.38%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2003:	18.78%
Worst:	4th quarter 2008:	-21.91%

Average Annual Total Return as of December 31, 2009

The table compares the Fund’s returns for each period with those of the Russell 1000 Value Index, which measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

	1 year	5 years	10 years
Class A shares returns before taxes	23.99%	0.15%	0.99%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	19.69%	-0.25%	2.47%

7

Investment Advisor

Columbia Management Advisors, LLC

Portfolio Managers

Diane L. Sobin, CFA

Co-manager. Service with the Fund since 2005.

Lori J. Ensinger, CFA

Co-manager. Service with the Fund since 2005.

David I. Hoffman

Co-manager. Service with the Fund since 2005.

Noah J. Petrucci, CFA

Co-manager. Service with the Fund since 2005.

Purchase and Sale of Fund Shares

The Fund is available for purchase only through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. If you are a variable annuity contract and/or variable life insurance policy holder, please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies investing in the Fund through separate accounts. These distributions may not be taxable to you as a variable annuity contract and/or variable life insurance policy holder; please consult the prospectus or other information provided to you by your participating insurance company regarding the federal income taxation of your contract and/or policy.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies – including Columbia Management Advisors, LLC (the Advisor), Columbia Management Distributors, Inc. (the Distributor) and Columbia Management Services, Inc. (the Transfer Agent) – may pay intermediaries, including insurance companies and their affiliated broker-dealers and service providers, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

8

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners, and the interests of qualified plans investing in the Fund, if any, may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may not be changed without shareholder approval.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the

9

counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders (insurance companies). A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for the prior fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and historical portfolio turnover rates in the Financial Highlights.

10

Management of the Fund

Primary Service Providers

The Advisor, the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Bank of America Corporation (Bank of America), currently provide key services to the Fund and the other Columbia Funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Fund’s administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2010, the Advisor had assets under management of approximately $274.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.77% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2009.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

11

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Diane L. Sobin, CFA

Co-manager. Service with the Fund since 2005.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2001.

Lori J. Ensinger, CFA

Co-manager. Service with the Fund since 2005.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2001.

David I. Hoffman

Co-manager. Service with the Fund since 2005.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2001.

Noah J. Petrucci, CFA

Co-manager. Service with the Fund since 2005.

Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2002.

The Administrator

Columbia Management Advisors, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Administrator does not currently receive any fees for the administrative services it provides to the Fund.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.80% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

12

Other Roles and Relationships of Bank of America and its Affiliates—Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates (including Merrill Lynch & Co., Inc.), may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage or other securities products offered by Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds”; and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

13

Certain Legal Matters

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the Columbia Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (Columbia), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the Distributor), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the CDSC Lawsuit). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

14

About Class A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class A shares offered by this prospectus.

Class A Shares
Eligible Investors	The Fund and other funds of Columbia Funds Variable Insurance Trust (the Trust) are available only to owners of variable annuity contracts and/or variable life insurance policies.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	none

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Merrill Lynch, Pierce, Fenner & Smith Incorporated.

15

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

16

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV =	—(Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

17

Shareholder Information

This prospectus offers Class A shares of the Fund, which have their own unique fees and other features. The Fund also offers Class B shares, which have different fees and which you may be eligible to purchase. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the funds of the Trust.

The Fund and other funds of the Trust are generally available for purchase only by participating insurance companies in connection with variable annuity contracts and variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust.

Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. When you sell your shares through your variable annuity contract and/or variable life insurance policy, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

Depending on the context, references to “you” or “your” in this prospectus refer either to the holder of a variable annuity contract or variable life insurance policy who may select Fund shares to fund his or her investment in the policy or contract or to the participating insurance company as the holder of Fund shares through one or more separate accounts.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity

18

(market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/ dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

19

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

20

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want your distributions to be paid in cash.

21

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy.

Your contract or policy may qualify for favorable tax treatment. As long as your variable annuity contract or variable life insurance policy continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such contract or policy, even if the Fund makes distributions and/or you change your investment options under the contract or policy. In order to qualify for such treatment, among other things, the “separate accounts” of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be “adequately diversified.” If the Fund does not meet such requirements, your contract or policy could lose its favorable tax treatment and income and gain allocable to your contract or policy could be taxable currently to you.

This could also occur if variable annuity contract or variable life insurance policy holders are found to have an impermissible level of control over the investments underlying their contracts or policies. Please see the SAI for more information regarding tax treatment of the Fund.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

22

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Large Cap Value Fund, Variable Series—Class A Shares

	Year Ended December 31, 2009		Year Ended December 31, 2008	Year Ended December 31, 2007		Year Ended December 31, 2006(a)	Year Ended December 31, 2005
Net Asset Value, Beginning of Period	$9.59		$18.55	$19.61		$16.83	$15.82
Income from Investment Operations:
Net investment income (b)	0.15		0.26	0.30		0.26	0.26
Net realized and unrealized gain (loss) on investments and written options	2.09		(6.48)	0.34		2.77	0.75
Total from investment operations	2.24		(6.22)	0.64		3.03	1.01
Less Distributions to Shareholders:
From net investment income	(0.30)		(0.38)	(0.29)		(0.25)	—
From net realized gains	—		(2.36)	(1.41)		—	—
Total distributions to shareholders	(0.30)		(2.74)	(1.70)		(0.25)	—
Net Asset Value, End of Period	$11.53		$9.59	$18.55		$19.61	$16.83
Total return (c)(d)(e)	23.99%		(37.07)%	2.74%		18.16%	6.38	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	0.80%		0.80%	0.80%		0.80%	0.80%
Interest expense	—	%(h)	—	—	%(h)	—	—
Net expenses (g)	0.80%		0.80%	0.80%		0.80%	0.80%
Waiver/Reimbursement	0.15%		0.08%	0.07%		0.07%	0.05%
Net investment income (g)	1.54%		1.85%	1.53%		1.45%	1.62%
Portfolio turnover rate	67%		62%	76%		59%	73%
Net assets, end of period (000s)	$92,576		$89,146	$185,268		$231,354	$170,489

(a)	On May 1, 2006, Liberty Growth & Income Fund, Variable Series was renamed Columbia Large Cap Value Fund, Variable Series.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Total return does not include any insurance company charges imposed by your insurance company’s separate accounts. If included, total return would be reduced.
(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)

Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund’s total return.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Rounds to less than 0.01%.

23

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The table does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy. If the table reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Large Cap Value Fund, Variable Series—Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.95%	4.05%	$10,405.00	$96.92
2	10.25%	0.95%	8.26%	$10,826.40	$100.85
3	15.76%	0.95%	12.65%	$11,264.87	$104.93
4	21.55%	0.95%	17.21%	$11,721.10	$109.18
5	27.63%	0.95%	21.96%	$12,195.80	$113.61
6	34.01%	0.95%	26.90%	$12,689.73	$118.21
7	40.71%	0.95%	32.04%	$13,203.66	$122.99
8	47.75%	0.95%	37.38%	$13,738.41	$127.97
9	55.13%	0.95%	42.95%	$14,294.82	$133.16
10	62.89%	0.95%	48.74%	$14,873.76	$138.55
Total Gain After Fees and Expenses				$4,873.76
Total Annual Fees and Expenses Paid					$1,166.37

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

24

Columbia Large Cap Value Fund, Variable Series

Class A Shares

Prospectus, April 29, 2010

For More Information

The funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust. You’ll find more information about the Fund and other funds of the Trust in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC. Because the funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies, the SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Bank of America.

The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.

© 2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

Prospectus

April 29, 2010

Columbia Funds

Columbia Large Cap Value Fund, Variable Series

Class B Shares

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

2

Columbia Large Cap Value Fund, Variable Series

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Class B Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class B Shares
Management fees	0.77%
Distribution and service (Rule 12b-1) fees	0.25%
Other expenses	0.18%
Total annual Fund operating expenses	1.20%

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class B shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class B Shares	$122	$381	$660	$1,455

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies that have market capitalizations in the range of the companies in the Russell 1000 Value Index at the time of purchase (between $22 million and $326.8 billion as of March 31, 2010), that Columbia Management Advisors, LLC, the Fund’s investment advisor (the Advisor) believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund also may invest in real estate investment trusts.

The Advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

•

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

•	a company’s current operating margins relative to its historic range and future potential.

•

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The

5

Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Real Estate Investment Trusts Risk – Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

6

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to June 1, 2000, the date on which Class B shares were initially offered by the Fund, include the returns of the Fund’s Class A shares. The returns shown do not reflect differences in expenses between Class A and Class B shares or fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class B shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2003:	18.82%
Worst:	4th quarter 2008:	-21.98%

*	Year-to-date return as of March 31, 2010: 5.31%

Average Annual Total Return as of December 31, 2009

The table compares the Fund’s returns for each period with those of the Russell 1000 Value Index, which measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

	1 year	5 years	10 years
Class B shares returns before taxes	23.67%	-0.08%	0.80%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	19.69%	-0.25%	2.47%

7

Investment Advisor

Columbia Management Advisors, LLC

Portfolio Managers

Diane L. Sobin, CFA

Co-manager. Service with the Fund since 2005.

Lori J. Ensinger, CFA

Co-manager. Service with the Fund since 2005.

David I. Hoffman

Co-manager. Service with the Fund since 2005.

Noah J. Petrucci, CFA

Co-manager. Service with the Fund since 2005.

Purchase and Sale of Fund Shares

The Fund is available for purchase only through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. If you are a variable annuity contract and/or variable life insurance policy holder, please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies investing in the Fund through separate accounts. These distributions may not be taxable to you as a variable annuity contract and/or variable life insurance policy holder; please consult the prospectus or other information provided to you by your participating insurance company regarding the federal income taxation of your contract and/or policy.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies - including Columbia Management Advisors, LLC (the Advisor), Columbia Management Distributors, Inc. (the Distributor) and Columbia Management Services, Inc. (the Transfer Agent) – may pay intermediaries, including insurance companies and their affiliated broker-dealers and service providers, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

8

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners, and the interests of qualified plans investing in the Fund, if any, may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may not be changed without shareholder approval.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the

9

counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end. In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders (insurance companies). A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for the prior fiscal year in the Fees and Expenses of the Fund - Portfolio Turnover section of this prospectus and historical portfolio turnover rates in the Financial Highlights.

10

Management of the Fund

Primary Service Providers

The Advisor, the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Bank of America Corporation (Bank of America), currently provide key services to the Fund and the other Columbia Funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Fund’s administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2010, the Advisor had assets under management of approximately $274.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.77% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2009.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

11

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Diane L. Sobin, CFA

Co-manager. Service with the Fund since 2005.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2001.

Lori J. Ensinger, CFA

Co-manager. Service with the Fund since 2005.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2001.

David I. Hoffman

Co-manager. Service with the Fund since 2005.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2001.

Noah J. Petrucci, CFA

Co-manager. Service with the Fund since 2005.

Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2002.

The Administrator

Columbia Management Advisors, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Administrator does not currently receive any fees for the administrative services it provides to the Fund.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.80% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

12

Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates (including Merrill Lynch & Co., Inc.), may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage or other securities products offered by Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds”; and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

13

Certain Legal Matters

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the Columbia Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (Columbia), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the Distributor), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the CDSC Lawsuit). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

14

About Class B Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class B shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class B shares offered by this prospectus.

Class B Shares

Eligible Investors	The Fund and other funds of Columbia Funds Variable Insurance Trust (the Trust) are available only to owners of variable annuity contracts and/or variable life insurance policies.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	0.25% distribution fee

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Merrill Lynch, Pierce, Fenner & Smith Incorporated.

15

Distribution and/or Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and/or shareholder servicing plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the share class:

Distribution and Service (Rule 12b-1) Fees

	Distribution Fee	Service Fee	Combined Total
Class B	0.25%	0.00%	0.25	%(a)

(a)

The Distributor has voluntarily agreed to waive the Class B distribution fee at the annual rate of 0.02% of the Class B shares’ average daily net assets. The Distributor, in its discretion, may revise or discontinue this arrangement at any time.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time.

16

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

17

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV =	—(Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

18

Shareholder Information

This prospectus offers Class B shares of the Fund, which have their own unique fees and other features. The Fund also offers Class A shares, which have different fees and which you may be eligible to purchase. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the funds of the Trust.

The Fund and other funds of the Trust are generally available for purchase only by participating insurance companies in connection with variable annuity contracts and variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust.

Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. When you sell your shares through your variable annuity contract and/or variable life insurance policy, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

Depending on the context, references to “you” or “your” in this prospectus refer either to the holder of a variable annuity contract or variable life insurance policy who may select Fund shares to fund his or her investment in the policy or contract or to the participating insurance company as the holder of Fund shares through one or more separate accounts.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity

19

(market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/ dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

20

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

21

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want your distributions to be paid in cash.

22

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy.

Your contract or policy may qualify for favorable tax treatment. As long as your variable annuity contract or variable life insurance policy continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such contract or policy, even if the Fund makes distributions and/or you change your investment options under the contract or policy. In order to qualify for such treatment, among other things, the “separate accounts” of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be “adequately diversified.” If the Fund does not meet such requirements, your contract or policy could lose its favorable tax treatment and income and gain allocable to your contract or policy could be taxable currently to you.

This could also occur if variable annuity contract or variable life insurance policy holders are found to have an impermissible level of control over the investments underlying their contracts or policies. Please see the SAI for more information regarding tax treatment of the Fund.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

23

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Large Cap Value Fund, Variable Series—Class B Shares

	Year Ended December 31, 2009		Year Ended December 31, 2008	Year Ended December 31, 2007		Year Ended December 31, 2006(a)	Year Ended December 31, 2005
Net Asset Value, Beginning of Period	$9.55		$18.47	$19.54		$16.78	$15.80
Income from Investment Operations:
Net investment income (b)	0.13		0.23	0.26		0.22	0.22
Net realized and unrealized gain (loss) on investments and written options	2.08		(6.46)	0.33		2.75	0.76
Total from investment operations	2.21		(6.23)	0.59		2.97	0.98
Less Distributions to Shareholders:
From net investment income	(0.27)		(0.33)	(0.25)		(0.21)	—
From net realized gains	—		(2.36)	(1.41)		—	—
Total distributions to shareholders	(0.27)		(2.69)	(1.66)		(0.21)	—
Net Asset Value, End of Period	$11.49		$9.55	$18.47		$19.54	$16.78
Total return (c)(d)(e)	23.67%		(37.21)%	2.49%		17.85%	6.20	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	1.03%		1.03%	1.03%		1.03%	1.03%
Interest expense	—	%(h)	—	—	%(h)	—	—
Net expenses (g)	1.03%		1.03%	1.03%		1.03%	1.03%
Waiver/Reimbursement	0.17%		0.10%	0.09%		0.09%	0.07%
Net investment income (g)	1.32%		1.62%	1.30%		1.21%	1.39%
Portfolio turnover rate	67%		62%	76%		59%	73%
Net assets, end of period (000s)	$16,252		$16,415	$36,250		$43,603	$42,407

(a)	On May 1, 2006, Liberty Growth & Income Fund, Variable Series was renamed Columbia Large Cap Value Fund, Variable Series.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Total return does not include any insurance company charges imposed by your insurance company's separate accounts. If included, total return would be reduced.
(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)

Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund's total return.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Rounds to less than 0.01%.

24

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class B shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The table does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy. If the table reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Large Cap Value Fund, Variable Series—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.20%	3.80%	$10,380.00	$122.28
2	10.25%	1.20%	7.74%	$10,774.44	$126.93
3	15.76%	1.20%	11.84%	$11,183.87	$131.75
4	21.55%	1.20%	16.09%	$11,608.86	$136.76
5	27.63%	1.20%	20.50%	$12,050.00	$141.95
6	34.01%	1.20%	25.08%	$12,507.90	$147.35
7	40.71%	1.20%	29.83%	$12,983.20	$152.95
8	47.75%	1.20%	34.77%	$13,476.56	$158.76
9	55.13%	1.20%	39.89%	$13,988.67	$164.79
10	62.89%	1.20%	45.20%	$14,520.24	$171.05
Total Gain After Fees and Expenses				$4,520.24
Total Annual Fees and Expenses Paid					$1,454.57

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

25

Columbia Large Cap Value Fund, Variable Series

Class B Shares

Prospectus, April 29, 2010

For More Information

The funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust. You’ll find more information about the Fund and other funds of the Trust in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC. Because the funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies, the SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Bank of America.

The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.

© 2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

Columbia Funds

Prospectus

April 29, 2010

Columbia Mid Cap Value Fund, Variable Series

Class A Shares

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Icons Guide

Investment Objective

Fees and Expenses of the Fund

Principal Investment Strategies

Principal Risks

Performance Information

Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

2

Columbia Mid Cap Value Fund, Variable Series

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management fees	0.70%
Distribution and service (Rule 12b-1) fees	0.00%
Other expenses	0.77%
Total annual Fund operating expenses	1.47%

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$150	$465	$803	$1,757

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Value Index at the time of purchase (between $22 million and $14.5 billion as of March 31, 2010), that Columbia Management Advisors, LLC, the Fund’s investment advisor (the Advisor) believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund also may invest in real estate investment trusts.

The Advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

•

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

•	a company’s current operating margins relative to its historic range and future potential.

•

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on

5

smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Real Estate Investment Trusts Risk – Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

6

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	20.97%
Worst:	4th quarter 2008:	-28.73%

*	Year-to-date return as of March 31, 2010: 8.12%

Average Annual Total Return as of December 31, 2009

The table compares the Fund’s returns for each period with those of the Russell Midcap Value Index, which measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

	1 year	5 years	Life of Fund (May 30, 2000)
Class A shares returns before taxes	31.68%	1.16%	5.04%
Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)	34.21%	1.98%	7.76%

7

Investment Advisor

Columbia Management Advisors, LLC

Portfolio Managers

David I. Hoffman

Co-manager. Service with the Fund since 2004.

Diane L. Sobin, CFA

Co-manager. Service with the Fund since 2004.

Lori J. Ensinger, CFA

Co-manager. Service with the Fund since 2004.

Noah J. Petrucci, CFA

Co-manager. Service with the Fund since 2004.

Purchase and Sale of Fund Shares

The Fund is available for purchase only through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. If you are a variable annuity contract and/or variable life insurance policy holder, please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies investing in the Fund through separate accounts. These distributions may not be taxable to you as a variable annuity contract and/or variable life insurance policy holder; please consult the prospectus or other information provided to you by your participating insurance company regarding the federal income taxation of your contract and/or policy.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies – including Columbia Management Advisors, LLC (the Advisor), Columbia Management Distributors, Inc. (the Distributor) and Columbia Management Services, Inc. (the Transfer Agent) – may pay intermediaries, including insurance companies and their affiliated broker-dealers and service providers, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

8

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners, and the interests of qualified plans investing in the Fund, if any, may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as

9

described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders (insurance companies). A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for the prior fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and historical portfolio turnover rates in the Financial Highlights.

10

Management of the Fund

Primary Service Providers

The Advisor, the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Bank of America Corporation (Bank of America), currently provide key services to the Fund and the other Columbia Funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Fund’s administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2010, the Advisor had assets under management of approximately $274.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.70% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2009.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

11

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

David I. Hoffman

Co-manager. Service with the Fund since 2004.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2001.

Diane L. Sobin, CFA

Co-manager. Service with the Fund since 2004.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2001.

Lori J. Ensinger, CFA

Co-manager. Service with the Fund since 2004.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2001.

Noah J. Petrucci, CFA

Co-manager. Service with the Fund since 2004.

Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2002.

The Administrator

Columbia Management Advisors, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Administrator does not currently receive any fees for the administrative services it provides to the Fund.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.90% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

12

Other Roles and Relationships of Bank of America and its Affiliates—Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates (including Merrill Lynch & Co., Inc.), may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage or other securities products offered by Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds”; and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

13

Certain Legal Matters

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the Columbia Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (Columbia), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the Distributor), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the CDSC Lawsuit). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

14

About Class A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class A shares offered by this prospectus.

Class A Shares
Eligible Investors	The Fund and other funds of Columbia Funds Variable Insurance Trust (the Trust) are available only to owners of variable annuity contracts and/or variable life insurance policies.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	none

FUNDamentals™

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Merrill Lynch, Pierce, Fenner & Smith Incorporated.

15

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

16

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

17

Shareholder Information

This prospectus offers Class A shares of the Fund, which have their own unique fees and other features. The Fund also offers Class B shares, which have different fees and which you may be eligible to purchase. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the funds of the Trust.

The Fund and other funds of the Trust are generally available for purchase only by participating insurance companies in connection with variable annuity contracts and variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust.

Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. When you sell your shares through your variable annuity contract and/or variable life insurance policy, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

Depending on the context, references to “you” or “your” in this prospectus refer either to the holder of a variable annuity contract or variable life insurance policy who may select Fund shares to fund his or her investment in the policy or contract or to the participating insurance company as the holder of Fund shares through one or more separate accounts.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity

18

(market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/ dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

19

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

20

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want your distributions to be paid in cash.

21

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy.

Your contract or policy may qualify for favorable tax treatment. As long as your variable annuity contract or variable life insurance policy continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such contract or policy, even if the Fund makes distributions and/or you change your investment options under the contract or policy. In order to qualify for such treatment, among other things, the “separate accounts” of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be “adequately diversified.” If the Fund does not meet such requirements, your contract or policy could lose its favorable tax treatment and income and gain allocable to your contract or policy could be taxable currently to you.

This could also occur if variable annuity contract or variable life insurance policy holders are found to have an impermissible level of control over the investments underlying their contracts or policies. Please see the SAI for more information regarding tax treatment of the Fund.

FUNDamentals™

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

22

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Mid Cap Value Fund, Variable Series—Class A Shares

	Year Ended December 31, 2009		Year Ended December 31, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006(a)	Year Ended December 31, 2005
Net Asset Value, Beginning of Period	$8.36		$17.83		$19.24	$19.84	$17.66
Income from Investment Operations:
Net investment income (b)	0.10		0.11		0.15 (c)	0.15	0.14
Net realized and unrealized gain (loss) on investments, written options and foreign currency	2.51		(6.92)		1.54	2.88	2.04
Total from investment operations	2.61		(6.81)		1.69	3.03	2.18
Less Distributions to Shareholders:
From net investment income	(0.13)		(0.16)		(0.16)	(0.14)	—
From net realized gains	—		(2.50)		(2.94)	(3.49)	—
Total distributions to shareholders	(0.13)		(2.66)		(3.10)	(3.63)	—
Net Asset Value, End of Period	$10.84		$8.36		$17.83	$19.24	$19.84
Total return (d)(e)	31.68	%(f)	(43.09	)%(f)	7.61%	16.91%	12.34	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.00%		1.09%		1.07%	1.04%	0.94%
Waiver/Reimbursement	0.47%		0.12%		—	—	—	%(h)
Net investment income (g)	1.12%		0.80%		0.75%	0.73%	0.70%
Portfolio turnover rate	64%		52%		46%	61%	64%
Net assets, end of period (000s)	$880		$703		$2,091	$2,234	$1,915

(a)	On May 1, 2006, Liberty Select Value Fund, Variable Series was renamed Columbia Mid Cap Value Fund, Variable Series.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Net investment income per share reflects a special dividend. The effect of this special dividend amounts to $0.04 per share.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Total return does not include any insurance company charges imposed by your insurance company’s separate accounts. If included, total return would be reduced.
(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Rounds to less than 0.01%.

23

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The table does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy. If the table reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Mid Cap Value Fund, Variable Series—Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.47%	3.53%	$10,353.00	$149.59
2	10.25%	1.47%	7.18%	$10,718.46	$154.88
3	15.76%	1.47%	10.97%	$11,096.82	$160.34
4	21.55%	1.47%	14.89%	$11,488.54	$166.00
5	27.63%	1.47%	18.94%	$11,894.09	$171.86
6	34.01%	1.47%	23.14%	$12,313.95	$177.93
7	40.71%	1.47%	27.49%	$12,748.63	$184.21
8	47.75%	1.47%	31.99%	$13,198.66	$190.71
9	55.13%	1.47%	36.65%	$13,664.57	$197.44
10	62.89%	1.47%	41.47%	$14,146.93	$204.41
Total Gain After Fees and Expenses				$4,146.93
Total Annual Fees and Expenses Paid					$1,757.37

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

24

Columbia Mid Cap Value Fund, Variable Series

Class A Shares

Prospectus, April 29, 2010

For More Information

The funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust. You’ll find more information about the Fund and other funds of the Trust in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC. Because the funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies, the SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Bank of America.

The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.

© 2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

Prospectus

April 29, 2010

Columbia Funds

Columbia Mid Cap Value Fund, Variable Series

Class B Shares

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Icons Guide

Investment Objective

Fees and Expenses of the Fund

Principal Investment Strategies

Principal Risks

Performance Information

Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

2

Columbia Mid Cap Value Fund, Variable Series

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Class B Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class B Shares
Management fees	0.70%
Distribution and service (Rule 12b-1) fees	0.25%
Other expenses	0.77%
Total annual Fund operating expenses	1.72%

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class B shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class B Shares	$175	$542	$933	$2,030

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Value Index at the time of purchase (between $22 million and $14.5 billion as of March 31, 2010), that Columbia Management Advisors, LLC, the Fund’s investment advisor (the Advisor) believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund also may invest in real estate investment trusts.

The Advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

•

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

•	a company’s current operating margins relative to its historic range and future potential.

•

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on

5

smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Real Estate Investment Trusts Risk – Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

6

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class B shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	21.04%
Worst:	4th quarter 2008:	-28.74%

*	Year-to-date return as of March 31, 2010: 8.15%

Average Annual Total Return as of December 31, 2009

The table compares the Fund’s returns for each period with those of the Russell Midcap Value Index, which measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

	1 year	5 years	Life of Fund (May 30, 2000)
Class B shares returns before taxes	31.67%	1.09%	4.94%
Russell Midcap Value Index (reflects no deductions for fees, expenses or taxes)	34.21%	1.98%	7.76%

7

Investment Advisor

Columbia Management Advisors, LLC

Portfolio Managers

David I. Hoffman

Co-manager. Service with the Fund since 2004.

Diane L. Sobin, CFA

Co-manager. Service with the Fund since 2004.

Lori J. Ensinger, CFA

Co-manager. Service with the Fund since 2004.

Noah J. Petrucci, CFA

Co-manager. Service with the Fund since 2004.

Purchase and Sale of Fund Shares

The Fund is available for purchase only through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. If you are a variable annuity contract and/or variable life insurance policy holder, please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies investing in the Fund through separate accounts. These distributions may not be taxable to you as a variable annuity contract and/or variable life insurance policy holder; please consult the prospectus or other information provided to you by your participating insurance company regarding the federal income taxation of your contract and/or policy.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies – including Columbia Management Advisors, LLC (the Advisor), Columbia Management Distributors, Inc. (the Distributor) and Columbia Management Services, Inc. (the Transfer Agent) – may pay intermediaries, including insurance companies and their affiliated broker-dealers and service providers, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

8

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners, and the interests of qualified plans investing in the Fund, if any, may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as

9

described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders (insurance companies). A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for the prior fiscal year in the Fees and Expenses of the Fund - Portfolio Turnover section of this prospectus and historical portfolio turnover rates in the Financial Highlights.

10

Management of the Fund

Primary Service Providers

The Advisor, the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Bank of America Corporation (Bank of America), currently provide key services to the Fund and the other Columbia Funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Fund’s administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2010, the Advisor had assets under management of approximately $274.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.70% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2009.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

11

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

David I. Hoffman

Co-manager. Service with the Fund since 2004.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2001.

Diane L. Sobin, CFA

Co-manager. Service with the Fund since 2004.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2001.

Lori J. Ensinger, CFA

Co-manager. Service with the Fund since 2004.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2001.

Noah J. Petrucci, CFA

Co-manager. Service with the Fund since 2004.

Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2002.

The Administrator

Columbia Management Advisors, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Administrator does not currently receive any fees for the administrative services it provides to the Fund.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.90% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

12

Other Roles and Relationships of Bank of America and its Affiliates—Certain Conflicts of Interest
As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates (including Merrill Lynch & Co., Inc.), may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage or other securities products offered by Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds”; and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

13

Certain Legal Matters

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the Columbia Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (Columbia), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the Distributor), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the CDSC Lawsuit). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

14

About Class B Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class B shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class B shares offered by this prospectus.

Class B Shares
Eligible Investors	The Fund and other funds of Columbia Funds Variable Insurance Trust (the Trust) are available only to owners of variable annuity contracts and/or variable life insurance policies.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	0.25% distribution fee

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Merrill Lynch, Pierce, Fenner & Smith Incorporated.

15

Distribution and/or Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and/or shareholder servicing plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the share class:

Distribution and Service (Rule 12b-1) Fees

	Distribution Fee	Service Fee	Combined Total
Class B	0.25%	0.00%	0.25%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time.

16

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

17

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV =	—(Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

18

Shareholder Information

This prospectus offers Class B shares of the Fund, which have their own unique fees and other features. The Fund also offers Class A shares, which have different fees and which you may be eligible to purchase. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the funds of the Trust.

The Fund and other funds of the Trust are generally available for purchase only by participating insurance companies in connection with variable annuity contracts and variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust.

Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. When you sell your shares through your variable annuity contract and/or variable life insurance policy, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

Depending on the context, references to “you” or “your” in this prospectus refer either to the holder of a variable annuity contract or variable life insurance policy who may select Fund shares to fund his or her investment in the policy or contract or to the participating insurance company as the holder of Fund shares through one or more separate accounts.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity

19

(market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/ dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

20

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

21

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want your distributions to be paid in cash.

22

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy.

Your contract or policy may qualify for favorable tax treatment. As long as your variable annuity contract or variable life insurance policy continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such contract or policy, even if the Fund makes distributions and/or you change your investment options under the contract or policy. In order to qualify for such treatment, among other things, the “separate accounts” of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be “adequately diversified.” If the Fund does not meet such requirements, your contract or policy could lose its favorable tax treatment and income and gain allocable to your contract or policy could be taxable currently to you.

This could also occur if variable annuity contract or variable life insurance policy holders are found to have an impermissible level of control over the investments underlying their contracts or policies. Please see the SAI for more information regarding tax treatment of the Fund.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

23

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Mid Cap Value Fund, Variable Series—Class B Shares

	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006(a)	Year Ended December 31, 2005
Net Asset Value, Beginning of Period	$8.33	$17.78	$19.19	$19.77	$17.64
Income from Investment Operations:
Net investment income (b)	0.10	0.11	0.14 (c)	0.13	0.10
Net realized and unrealized gain (loss) on investments, written options and foreign currency	2.50	(6.90)	1.54	2.89	2.03
Total from investment operations	2.60	(6.79)	1.68	3.02	2.13
Less Distributions to Shareholders:
From net investment income	(0.13)	(0.16)	(0.15)	(0.11)	—
From net realized gains	—	(2.50)	(2.94)	(3.49)	—
Total distributions to shareholders	(0.13)	(2.66)	(3.09)	(3.60)	—
Net Asset Value, End of Period	$10.80	$8.33	$17.78	$19.19	$19.77
Total return (d)(e)(f)	31.67%	(43.12)%	7.57%	16.91%	12.07%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	1.00%	1.09%	1.10%	1.10%	1.10%
Waiver/Reimbursement	0.72%	0.37%	0.22%	0.19%	0.09%
Net investment income (g)	1.13%	0.85%	0.72%	0.67%	0.55%
Portfolio turnover rate	64%	52%	46%	61%	64%
Net assets, end of period (000s)	$17,553	$17,091	$37,831	$42,153	$41,416

(a)	On May 1, 2006, Liberty Select Value Fund, Variable Series was renamed Columbia Mid Cap Value Fund, Variable Series.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Net investment income per share reflects a special dividend. The effect of this special dividend amounts to $0.04 per share.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	Total return does not include any insurance company charges imposed by your insurance company’s separate accounts. If included, total return would be reduced.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.

24

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class B shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The table does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy. If the table reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Mid Cap Value Fund, Variable Series—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses (a)
1	5.00%	1.72%	3.28%	$10,328.00	$174.82
2	10.25%	1.72%	6.67%	$10,666.76	$180.55
3	15.76%	1.72%	10.17%	$11,016.63	$186.48
4	21.55%	1.72%	13.78%	$11,377.98	$192.59
5	27.63%	1.72%	17.51%	$11,751.18	$198.91
6	34.01%	1.72%	21.37%	$12,136.62	$205.44
7	40.71%	1.72%	25.35%	$12,534.70	$212.17
8	47.75%	1.72%	29.46%	$12,945.84	$219.13
9	55.13%	1.72%	33.70%	$13,370.46	$226.32
10	62.89%	1.72%	38.09%	$13,809.01	$233.74
Total Gain After Fees and Expenses				$3,809.01
Total Annual Fees and Expenses Paid					$2,030.15

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

25

Columbia Mid Cap Value Fund, Variable Series

Class B Shares

Prospectus, April 29, 2010

For More Information

The funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust. You’ll find more information about the Fund and other funds of the Trust in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC. Because the funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies, the SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Bank of America.

The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.

© 2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

Prospectus

April 29, 2010

Columbia Funds

Columbia S&P 500® Index Fund, Variable Series

Class A Shares

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Icons Guide

Investment Objective

Fees and Expenses of the Fund

Principal Investment Strategies

Principal Risks

Performance Information

Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

2

Columbia S&P 500® Index Fund, Variable Series

Investment Objective

The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) 500® Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management fees	0.20%
Distribution and service (Rule 12b-1) fees	0.00%
Other expenses	0.71%
Total annual Fund operating expenses	0.91%

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$93	$290	$504	$1,120

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the Standard & Poor’s (S&P) 500® Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P 500® Index.

Different common stocks have different weightings in the S&P 500® Index, depending on the amount of stock outstanding and the stock’s current price. In seeking to match the performance of the S&P 500® Index, Columbia Management Advisors, LLC, the Fund’s investment advisor (the Advisor) attempts to allocate the Fund’s assets among common stocks in approximately the same weightings as the S&P 500® Index, but the Fund may not hold all common stocks included in the S&P 500® Index. The Fund may buy shares of Bank of America Corporation, an affiliate of the Advisor, which is currently included in the S&P 500® Index, subject to certain restrictions.

The Fund’s ability to track the S&P 500® Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P 500® Index, changes in the number of shares issued by the companies represented in the S&P 500® Index, and by the timing and amount of shareholder purchases and redemptions.

The Advisor may sell a stock when the stock’s percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Index Risk – The Fund’s value will generally decline when the performance of its targeted index declines. Because the Fund is designed to track an index before fees and expenses, the Fund cannot purchase other securities that may help offset declines in its index. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative

5

transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

6

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year.

*	Year-to-date return as of March 31, 2010: 5.79%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2009:	15.93%
Worst:	4th quarter 2008:	-22.09%

Average Annual Total Return as of December 31, 2009

The table compares the Fund’s returns for each period with those of the S&P 500® Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks.

	1 year	5 years	Life of Fund (May 30, 2000)
Class A shares returns before taxes	26.37%	0.09%	-0.95%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	26.46%	0.42%	-0.38%

7

Investment Advisor

Columbia Management Advisors, LLC

Portfolio Managers

Cheryl D’Hollander

Co-manager. Service with the Fund since 2009.

Alfred F. Alley III, CFA

Co-manager. Service with the Fund since 2009.

Purchase and Sale of Fund Shares

The Fund is available for purchase only through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. If you are a variable annuity contract and/or variable life insurance policy holder, please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies investing in the Fund through separate accounts. These distributions may not be taxable to you as a variable annuity contract and/or variable life insurance policy holder; please consult the prospectus or other information provided to you by your participating insurance company regarding the federal income taxation of your contract and/or policy.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies – including Columbia Management Advisors, LLC (the Advisor), Columbia Management Distributors, Inc. (the Distributor) and Columbia Management Services, Inc. (the Transfer Agent) – may pay intermediaries, including insurance companies and their affiliated broker-dealers and service providers, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

8

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners, and the interests of qualified plans investing in the Fund, if any, may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as

9

described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end. In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders (insurance companies). A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for the prior fiscal year in the Fees and Expenses of the Fund - Portfolio Turnover section of this prospectus and historical portfolio turnover rates in the Financial Highlights.

10

Management of the Fund

Primary Service Providers

The Advisor, the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Bank of America Corporation (Bank of America), currently provide key services to the Fund and the other Columbia Funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Fund’s administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2010, the Advisor had assets under management of approximately $274.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.20% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2009.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

11

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Cheryl D’Hollander

Co-manager. Service with the Fund since 2009.

Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2003.

Alfred F. Alley III, CFA

Co-manager. Service with the Fund since 2009.

Assistant Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since June 2005. Prior to June 2005, Mr. Alley was a managing partner at Tandem Trading, LLC from October 2001 to June 2005.

The Administrator

Columbia Management Advisors, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Administrator does not currently receive any fees for the administrative services it provides to the Fund.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.15% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

12

Other Roles and Relationships of Bank of America and its Affiliates—Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates (including Merrill Lynch & Co., Inc.), may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage or other securities products offered by Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds”; and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

13

Certain Legal Matters

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the Columbia Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (Columbia), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the Distributor), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the CDSC Lawsuit). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

14

About Class A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class A shares offered by this prospectus.

Class A Shares
Eligible Investors	The Fund and other funds of Columbia Funds Variable Insurance Trust (the Trust) are available only to owners of variable annuity contracts and/or variable life insurance policies.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	none

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Merrill Lynch, Pierce, Fenner & Smith Incorporated.

15

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

16

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

17

Shareholder Information

This prospectus offers Class A shares of the Fund, which have their own unique fees and other features. The Fund also offers Class B shares, which have different fees and which you may be eligible to purchase. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the funds of the Trust.

The Fund and other funds of the Trust are generally available for purchase only by participating insurance companies in connection with variable annuity contracts and variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust.

Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. When you sell your shares through your variable annuity contract and/or variable life insurance policy, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

Depending on the context, references to “you” or “your” in this prospectus refer either to the holder of a variable annuity contract or variable life insurance policy who may select Fund shares to fund his or her investment in the policy or contract or to the participating insurance company as the holder of Fund shares through one or more separate accounts.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity

18

(market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/ dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

19

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

20

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want your distributions to be paid in cash.

21

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy.

Your contract or policy may qualify for favorable tax treatment. As long as your variable annuity contract or variable life insurance policy continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such contract or policy, even if the Fund makes distributions and/or you change your investment options under the contract or policy. In order to qualify for such treatment, among other things, the “separate accounts” of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be “adequately diversified.” If the Fund does not meet such requirements, your contract or policy could lose its favorable tax treatment and income and gain allocable to your contract or policy could be taxable currently to you.

This could also occur if variable annuity contract or variable life insurance policy holders are found to have an impermissible level of control over the investments underlying their contracts or policies. Please see the SAI for more information regarding tax treatment of the Fund.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

22

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia S&P 500® Index Fund, Variable Series—Class A Shares

	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006(a)	Year Ended December 31, 2005
Net Asset Value, Beginning of Period	$7.90	$12.87	$12.40	$10.92	$10.45
Income from Investment Operations:
Net investment income (b)	0.18	0.22	0.20	0.17	0.15
Net realized and unrealized gain (loss) on investments and futures contracts	1.85	(4.96)	0.46	1.49	0.32
Total from investment operations	2.03	(4.74)	0.66	1.66	0.47
Less Distributions to Shareholders:
From net investment income	(0.26)	(0.23)	(0.19)	(0.18)	—
Net Asset Value, End of Period	$9.67	$7.90	$12.87	$12.40	$10.92
Total return (c)(d)(e)	26.37%	(37.30)%	5.23%	15.31%	4.50	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.22%	0.37%	0.47%	0.48%	0.44%
Waiver/Reimbursement	0.69%	0.34%	0.12%	0.06%	0.01%
Net investment income (g)	2.12%	2.05%	1.53%	1.47%	1.44%
Portfolio turnover rate	6%	5%	4%	5%	7%
Net assets, end of period (000s)	$91	$72	$115	$110	$95

(a)	On May 1, 2006, Liberty S&P 500® Index Fund, Variable Series was renamed Columbia S&P 500® Index Fund, Variable Series.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Total return does not include any insurance company charges imposed by your insurance company’s separate accounts. If included, total return would be reduced.
(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund’s total return.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.

23

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The table does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy. If the table reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia S&P 500® Index Fund, Variable Series—Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.91%	4.09%	$10,409.00	$92.86
2	10.25%	0.91%	8.35%	$10,834.73	$96.66
3	15.76%	0.91%	12.78%	$11,277.87	$100.61
4	21.55%	0.91%	17.39%	$11,739.13	$104.73
5	27.63%	0.91%	22.19%	$12,219.26	$109.01
6	34.01%	0.91%	27.19%	$12,719.03	$113.47
7	40.71%	0.91%	32.39%	$13,239.24	$118.11
8	47.75%	0.91%	37.81%	$13,780.73	$122.94
9	55.13%	0.91%	43.44%	$14,344.36	$127.97
10	62.89%	0.91%	49.31%	$14,931.04	$133.20
Total Gain After Fees and Expenses				$4,931.04
Total Annual Fees and Expenses Paid					$1,119.56

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

24

Columbia S&P 500® Index Fund, Variable Series

Class A Shares

Prospectus, April 29, 2010

For More Information

The funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust. You’ll find more information about the Fund and other funds of the Trust in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC. Because the funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies, the SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Bank of America.

The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.

© 2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

Prospectus

April 29, 2010

Columbia Funds

Columbia S&P 500® Index Fund, Variable Series

Class B Shares

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Icons Guide

Investment Objective

Fees and Expenses of the Fund

Principal Investment Strategies

Principal Risks

Performance Information

Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

2

Columbia S&P 500® Index Fund, Variable Series

Investment Objective

The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard & Poor’s (S&P) 500® Index.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Class B Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class B Shares
Management fees	0.20%
Distribution and service (Rule 12b-1) fees	0.25%
Other expenses	0.71%
Total annual Fund operating expenses	1.16%

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class B shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class B Shares	$118	$368	$638	$1,409

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks that comprise the Standard & Poor’s (S&P) 500® Index. The Fund may invest in derivatives, consisting of stock index futures or options, as substitutes for the underlying securities in the S&P 500® Index.

Different common stocks have different weightings in the S&P 500® Index, depending on the amount of stock outstanding and the stock’s current price. In seeking to match the performance of the S&P 500® Index, Columbia Management Advisors, LLC, the Fund’s investment advisor (the Advisor) attempts to allocate the Fund’s assets among common stocks in approximately the same weightings as the S&P 500® Index, but the Fund may not hold all common stocks included in the S&P 500® Index. The Fund may buy shares of Bank of America Corporation, an affiliate of the Advisor, which is currently included in the S&P 500® Index, subject to certain restrictions.

The Fund’s ability to track the S&P 500® Index is affected by, among other things, transaction costs and other expenses, changes in the composition of the S&P 500® Index, changes in the number of shares issued by the companies represented in the S&P 500® Index, and by the timing and amount of shareholder purchases and redemptions.

The Advisor may sell a stock when the stock’s percentage weighting in the index is reduced, when the stock is removed from the index, or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Index Risk – The Fund’s value will generally decline when the performance of its targeted index declines. Because the Fund is designed to track an index before fees and expenses, the Fund cannot purchase other securities that may help offset declines in its index. In addition, because the Fund may not hold all issues included in its index, may not always be fully invested, and bears advisory, administrative and other expenses and transaction costs in trading securities, the Fund’s performance may fail to match the performance of its targeted index, after taking expenses into account. It is not possible to invest directly in an index.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways,

5

especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

6

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class B shares has varied from year to year.

*	Year-to-date return as of March 31, 2010: 5.51%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2009:	15.88%
Worst:	4th quarter 2008:	-22.10%

Average Annual Total Return as of December 31, 2009

The table compares the Fund’s returns for each period with those of the S&P 500® Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks.

	1 year	5 years	Life of Fund (May 30, 2000)
Class B shares returns before taxes	25.96%	-0.17%	-1.13%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	26.46%	0.42%	-0.38%

7

Investment Advisor

Columbia Management Advisors, LLC

Portfolio Managers

Cheryl D’Hollander

Co-manager. Service with the Fund since 2009.

Alfred F. Alley III, CFA

Co-manager. Service with the Fund since 2009.

Purchase and Sale of Fund Shares

The Fund is available for purchase only through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. If you are a variable annuity contract and/or variable life insurance policy holder, please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies investing in the Fund through separate accounts. These distributions may not be taxable to you as a variable annuity contract and/or variable life insurance policy holder; please consult the prospectus or other information provided to you by your participating insurance company regarding the federal income taxation of your contract and/or policy.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies – including Columbia Management Advisors, LLC (the Advisor), Columbia Management Distributors, Inc. (the Distributor) and Columbia Management Services, Inc. (the Transfer Agent) – may pay intermediaries, including insurance companies and their affiliated broker-dealers and service providers, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

8

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners, and the interests of qualified plans investing in the Fund, if any, may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as

9

described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders (insurance companies). A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for the prior fiscal year in the Fees and Expenses of the Fund - Portfolio Turnover section of this prospectus and historical portfolio turnover rates in the Financial Highlights.

10

Management of the Fund

Primary Service Providers

The Advisor, the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Bank of America Corporation (Bank of America), currently provide key services to the Fund and the other Columbia Funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Fund’s administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2010, the Advisor had assets under management of approximately $274.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.20% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2009.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

11

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Cheryl D’Hollander

Co-manager. Service with the Fund since 2009.

Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2003.

Alfred F. Alley III, CFA

Co-manager. Service with the Fund since 2009.

Assistant Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since June 2005. Prior to June 2005, Mr. Alley was a managing partner at Tandem Trading, LLC from October 2001 to June 2005.

The Administrator

Columbia Management Advisors, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Administrator does not currently receive any fees for the administrative services it provides to the Fund.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.15% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

12

Other Roles and Relationships of Bank of America and its Affiliates—Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates (including Merrill Lynch & Co., Inc.), may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage or other securities products offered by Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds”; and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

13

Certain Legal Matters

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the Columbia Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (Columbia), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the Distributor), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the CDSC Lawsuit). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

14

About Class B Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class B shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class B shares offered by this prospectus.

Class B Shares
Eligible Investors	The Fund and other funds of Columbia Funds Variable Insurance Trust (the Trust) are available only to owners of variable annuity contracts and/or variable life insurance policies.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	0.25% distribution fee

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Merrill Lynch, Pierce, Fenner & Smith Incorporated.

15

Distribution and/or Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and/or shareholder servicing plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the share class:

Distribution and Service (Rule 12b-1) Fees

	Distribution Fee	Service Fee	Combined Total
Class B	0.25%	0.00%	0.25%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time.

16

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

17

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

18

Shareholder Information

This prospectus offers Class B shares of the Fund, which have their own unique fees and other features. The Fund also offers Class A shares, which have different fees and which you may be eligible to purchase. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the funds of the Trust.

The Fund and other funds of the Trust are generally available for purchase only by participating insurance companies in connection with variable annuity contracts and variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust.

Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. When you sell your shares through your variable annuity contract and/or variable life insurance policy, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

Depending on the context, references to “you” or “your” in this prospectus refer either to the holder of a variable annuity contract or variable life insurance policy who may select Fund shares to fund his or her investment in the policy or contract or to the participating insurance company as the holder of Fund shares through one or more separate accounts.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity

19

(market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/ dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

20

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

21

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want your distributions to be paid in cash.

22

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy.

Your contract or policy may qualify for favorable tax treatment. As long as your variable annuity contract or variable life insurance policy continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such contract or policy, even if the Fund makes distributions and/or you change your investment options under the contract or policy. In order to qualify for such treatment, among other things, the “separate accounts” of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be “adequately diversified.” If the Fund does not meet such requirements, your contract or policy could lose its favorable tax treatment and income and gain allocable to your contract or policy could be taxable currently to you.

This could also occur if variable annuity contract or variable life insurance policy holders are found to have an impermissible level of control over the investments underlying their contracts or policies. Please see the SAI for more information regarding tax treatment of the Fund.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

23

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia S&P 500® Index Fund, Variable Series—Class B Shares

	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006(a)	Year Ended December 31, 2005
Net Asset Value, Beginning of Period	$7.86	$12.79	$12.34	$10.87	$10.43
Income from Investment Operations:
Net investment income (b)	0.15	0.19	0.16	0.14	0.12
Net realized and unrealized gain (loss) on investments and futures contracts	1.84	(4.92)	0.45	1.48	0.32
Total from investment operations	1.99	(4.73)	0.61	1.62	0.44
Less Distributions to Shareholders:
From net investment income	(0.23)	(0.20)	(0.16)	(0.15)	—
Net Asset Value, End of Period	$9.62	$7.86	$12.79	$12.34	$10.87
Total return (c)(d)(e)	25.96%	(37.40)%	4.87%	15.03%	4.22	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.47%	0.62%	0.72%	0.73%	0.69%
Waiver/Reimbursement	0.69%	0.34%	0.12%	0.06%	0.01%
Net investment income (g)	1.88%	1.79%	1.27%	1.22%	1.19%
Portfolio turnover rate	6%	5%	4%	5%	7%
Net assets, end of period (000s)	$23,709	$23,465	$46,888	$50,712	$52,431

(a)	On May 1, 2006, Liberty S&P 500® Index Fund, Variable Series was renamed Columbia S&P 500® Index Fund, Variable Series.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Total return does not include any insurance company charges imposed by your insurance company’s separate accounts. If included, total return would be reduced.
(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund’s total return.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.

24

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class B shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The table does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy. If the table reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia S&P 500® Index Fund, Variable Series—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.16%	3.84%	$10,384.00	$118.23
2	10.25%	1.16%	7.83%	$10,782.75	$122.77
3	15.76%	1.16%	11.97%	$11,196.81	$127.48
4	21.55%	1.16%	16.27%	$11,626.77	$132.38
5	27.63%	1.16%	20.73%	$12,073.24	$137.46
6	34.01%	1.16%	25.37%	$12,536.85	$142.74
7	40.71%	1.16%	30.18%	$13,018.27	$148.22
8	47.75%	1.16%	35.18%	$13,518.17	$153.91
9	55.13%	1.16%	40.37%	$14,037.27	$159.82
10	62.89%	1.16%	45.76%	$14,576.30	$165.96
Total Gain After Fees and Expenses				$4,576.30
Total Annual Fees and Expenses Paid					$1,408.97

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

25

Columbia S&P 500® Index Fund, Variable Series

Class B Shares

Prospectus, April 29, 2010

For More Information

The funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust. You’ll find more information about the Fund and other funds of the Trust in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC. Because the funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies, the SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Bank of America.

The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.

© 2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

Prospectus

April 29, 2010

Columbia Funds

Columbia Small Cap Value Fund, Variable Series

Class A Shares

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Icons Guide

Investment Objective

Fees and Expenses of the Fund

Principal Investment Strategies

Principal Risks

Performance Information

Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

2

Columbia Small Cap Value Fund, Variable Series

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management fees	0.80%
Distribution and service (Rule 12b-1) fees	0.00%
Other expenses	0.12%
Total annual Fund operating expenses	0.92%

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$94	$293	$509	$1,131

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase (between $1 million and $4.05 billion as of March 31, 2010), that Columbia Management Advisors, LLC, the Fund’s investment advisor (the Advisor) believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund also may invest in real estate investment trusts.

The Advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

•

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

•	a company’s current operating margins relative to its historic range and future potential.

•

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Fund may from time to time emphasize one or more economic sectors in selecting its investments.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

•

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline.

5

There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Real Estate Investment Trusts Risk – Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

6

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year.

*	Year-to-date return as of March 31, 2010: 8.71%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	20.81%
Worst:	4th quarter 2008:	-24.13%

Average Annual Total Return as of December 31, 2009

The table compares the Fund’s returns for each period with those of the Russell 2000 Value Index. The Russell 2000 Value Index tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

	1 year	5 years	10 years
Class A shares returns before taxes	25.16%	2.13%	8.76%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	20.58%	-0.01%	8.27%

7

Investment Advisor

Columbia Management Advisors, LLC

Portfolio Managers

Stephen D. Barbaro, CFA

Lead manager. Service with the Fund since 2002.

Jeremy Javidi, CFA

Co-manager. Service with the Fund since 2005.

Purchase and Sale of Fund Shares

The Fund is available for purchase only through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. If you are a variable annuity contract and/or variable life insurance policy holder, please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies investing in the Fund through separate accounts. These distributions may not be taxable to you as a variable annuity contract and/or variable life insurance policy holder; please consult the prospectus or other information provided to you by your participating insurance company regarding the federal income taxation of your contract and/or policy.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies – including Columbia Management Advisors, LLC (the Advisor), Columbia Management Distributors, Inc. (the Distributor) and Columbia Management Services, Inc. (the Transfer Agent) – may pay intermediaries, including insurance companies and their affiliated broker-dealers and service providers, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

8

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners, and the interests of qualified plans investing in the Fund, if any, may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as

9

described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders (insurance companies). A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for the prior fiscal year in the Fees and Expenses of the Fund - Portfolio Turnover section of this prospectus and historical portfolio turnover rates in the Financial Highlights.

10

Management of the Fund

Primary Service Providers

The Advisor, the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Bank of America Corporation (Bank of America), currently provide key services to the Fund and the other Columbia Funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Fund’s administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2010, the Advisor had assets under management of approximately $274.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.80% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2009.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

11

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Stephen D. Barbaro, CFA

Lead manager. Service with the Fund since 2002.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1976.

Jeremy Javidi, CFA

Co-manager. Service with the Fund since 2005.

Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2000.

The Administrator

Columbia Management Advisors, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Administrator does not currently receive any fees for the administrative services it provides to the Fund.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.95% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

12

Other Roles and Relationships of Bank of America and its Affiliates—Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates (including Merrill Lynch & Co., Inc.), may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage or other securities products offered by Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds”; and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

13

Certain Legal Matters

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the Columbia Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (Columbia), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the Distributor), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the CDSC Lawsuit). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

14

About Class A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class A shares offered by this prospectus.

Class A Shares
Eligible Investors	The Fund and other funds of Columbia Funds Variable Insurance Trust (the Trust) are available only to owners of variable annuity contracts and/or variable life insurance policies.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	none

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Merrill Lynch, Pierce, Fenner & Smith Incorporated.

15

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

16

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

17

Shareholder Information

This prospectus offers Class A shares of the Fund, which have their own unique fees and other features. The Fund also offers Class B shares, which have different fees and which you may be eligible to purchase. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the funds of the Trust.

The Fund and other funds of the Trust are generally available for purchase only by participating insurance companies in connection with variable annuity contracts and variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust.

Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. When you sell your shares through your variable annuity contract and/or variable life insurance policy, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

Depending on the context, references to “you” or “your” in this prospectus refer either to the holder of a variable annuity contract or variable life insurance policy who may select Fund shares to fund his or her investment in the policy or contract or to the participating insurance company as the holder of Fund shares through one or more separate accounts.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity

18

(market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/ dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

19

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

20

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want your distributions to be paid in cash.

21

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy.

Your contract or policy may qualify for favorable tax treatment. As long as your variable annuity contract or variable life insurance policy continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such contract or policy, even if the Fund makes distributions and/or you change your investment options under the contract or policy. In order to qualify for such treatment, among other things, the “separate accounts” of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be “adequately diversified.” If the Fund does not meet such requirements, your contract or policy could lose its favorable tax treatment and income and gain allocable to your contract or policy could be taxable currently to you.

This could also occur if variable annuity contract or variable life insurance policy holders are found to have an impermissible level of control over the investments underlying their contracts or policies. Please see the SAI for more information regarding tax treatment of the Fund.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

22

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Small Cap Value Fund, Variable Series—Class A Shares

	Year Ended December 31, 2009	Year Ended December 31, 2008		Year Ended December 31, 2007		Year Ended December 31, 2006(a)		Year Ended December 31, 2005
Net Asset Value, Beginning of Period	$11.35	$18.08		$20.67		$17.86		$16.94
Income from Investment Operations:
Net investment income (b)	0.12	0.17		0.13		0.11		0.12
Net realized and unrealized gain (loss) on investments and foreign currency	2.70	(4.79)		(0.38)		3.33		0.83
Total from investment operations	2.82	(4.62)		(0.25)		3.44		0.95
Less Distributions to Shareholders:
From net investment income	(0.14)	(0.12)		(0.10)		(0.10)		—
From net realized gains	(0.02)	(1.99)		(2.24)		(0.53)		(0.03)
Total distributions to shareholders	(0.16)	(2.11)		(2.34)		(0.63)		(0.03)
Net Asset Value, End of Period	$14.01	$11.35		$18.08		$20.67		$17.86
Total return (c)(d)	25.16%	(28.02)%		(2.36)%		19.57%		5.64	%(e)(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	0.92%	0.89%		0.89%		0.91%		0.90%
Interest expense	—	—	%(h)	—	%(h)	—	%(h)	—
Net expenses (g)	0.92%	0.89%		0.89%		0.91%		0.90%
Waiver/Reimbursement	—	—		—		—		—	%(h)
Net investment income (g)	0.99%	1.16%		0.63%		0.57%		0.67%
Portfolio turnover rate	43%	48%		51%		35%		38%
Net assets, end of period (000s)	$23,538	$19,357		$10,598		$13,668		$13,711

(a)	On May 1, 2006, Colonial Small Cap Value Fund, Variable Series was renamed Columbia Small Cap Value Fund, Variable Series.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Total return does not include any insurance company charges imposed by your insurance company’s separate accounts. If included, total return would be reduced.
(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)

Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund’s total return.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Rounds to less than 0.01%.

23

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The table does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy. If the table reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Small Cap Value Fund, Variable Series—Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses (a)
1	5.00%	0.92%	4.08%	$10,408.00	$93.88
2	10.25%	0.92%	8.33%	$10,832.65	$97.71
3	15.76%	0.92%	12.75%	$11,274.62	$101.69
4	21.55%	0.92%	17.35%	$11,734.62	$105.84
5	27.63%	0.92%	22.13%	$12,213.39	$110.16
6	34.01%	0.92%	27.12%	$12,711.70	$114.66
7	40.71%	0.92%	32.30%	$13,230.34	$119.33
8	47.75%	0.92%	37.70%	$13,770.14	$124.20
9	55.13%	0.92%	43.32%	$14,331.96	$129.27
10	62.89%	0.92%	49.17%	$14,916.70	$134.54
Total Gain After Fees and Expenses				$4,916.70
Total Annual Fees and Expenses Paid					$1,131.28

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

24

Columbia Small Cap Value Fund, Variable Series

Class A Shares

Prospectus, April 29, 2010

For More Information

The funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust. You’ll find more information about the Fund and other funds of the Trust in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC. Because the funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies, the SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Bank of America.

The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.

© 2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

Prospectus

April 29, 2010

Columbia Funds

Columbia Small Cap Value Fund, Variable Series

Class B Shares

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Icons Guide

Investment Objective

Fees and Expenses of the Fund

Principal Investment Strategies

Principal Risks

Performance Information

Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

2

Columbia Small Cap Value Fund, Variable Series

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Class B Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class B Shares
Management fees	0.80%
Distribution and service (Rule 12b-1) fees	0.25%
Other expenses	0.12%
Total annual Fund operating expenses	1.17%

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class B shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class B Shares	$119	$372	$644	$1,420

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase (between $1 million and $4.05 billion as of March 31, 2010), that Columbia Management Advisors, LLC, the Fund’s investment advisor (the Advisor) believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of its total assets in foreign securities. The Fund also may invest in real estate investment trusts.

The Advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

•

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

•	a company’s current operating margins relative to its historic range and future potential.

•

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

The Fund may from time to time emphasize one or more economic sectors in selecting its investments.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

•

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline.

5

There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Real Estate Investment Trusts Risk – Real estate investment trusts (REITs) are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

6

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to June 1, 2000, the date on which Class B shares were initially offered by the Fund, include the returns of the Fund’s Class A shares. The returns shown do not reflect differences in expenses between Class A and Class B shares or fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class B shares has varied from year to year.

*	Year-to-date return as of March 31, 2010: 8.58%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	20.74%
Worst:	4th quarter 2008:	-24.20%

Average Annual Total Return as of December 31, 2009

The table compares the Fund’s returns for each period with those of the Russell 2000 Value Index. The Russell 2000 Value Index tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

	1 year	5 years	10 years
Class B shares returns before taxes	25.00%	1.95%	8.64%
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	20.58%	-0.01%	8.27%

7

Investment Advisor

Columbia Management Advisors, LLC

Portfolio Managers

Stephen D. Barbaro, CFA

Lead manager. Service with the Fund since 2002.

Jeremy Javidi, CFA

Co-manager. Service with the Fund since 2005.

Purchase and Sale of Fund Shares

The Fund is available for purchase only through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. If you are a variable annuity contract and/or variable life insurance policy holder, please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies investing in the Fund through separate accounts. These distributions may not be taxable to you as a variable annuity contract and/or variable life insurance policy holder; please consult the prospectus or other information provided to you by your participating insurance company regarding the federal income taxation of your contract and/or policy.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies – including Columbia Management Advisors, LLC (the Advisor), Columbia Management Distributors, Inc. (the Distributor) and Columbia Management Services, Inc. (the Transfer Agent) – may pay intermediaries, including insurance companies and their affiliated broker-dealers and service providers, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

8

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners, and the interests of qualified plans investing in the Fund, if any, may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as

9

described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders (insurance companies). A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for the prior fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and historical portfolio turnover rates in the Financial Highlights.

10

Management of the Fund

Primary Service Providers

The Advisor, the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Bank of America Corporation (Bank of America), currently provide key services to the Fund and the other Columbia Funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Fund’s administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2010, the Advisor had assets under management of approximately $274.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.80% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2009.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

11

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Stephen D. Barbaro, CFA

Lead manager. Service with the Fund since 2002.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1976.

Jeremy Javidi, CFA

Co-manager. Service with the Fund since 2005.

Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2000.

The Administrator

Columbia Management Advisors, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Administrator does not currently receive any fees for the administrative services it provides to the Fund.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.95% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

12

Other Roles and Relationships of Bank of America and its Affiliates—Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates (including Merrill Lynch & Co., Inc.), may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage or other securities products offered by Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds”; and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

13

Certain Legal Matters

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the Columbia Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (Columbia), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the Distributor), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the CDSC Lawsuit). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

14

About Class B Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class B shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class B shares offered by this prospectus.

Class B Shares
Eligible Investors	The Fund and other funds of Columbia Funds Variable Insurance Trust (the Trust) are available only to owners of variable annuity contracts and/or variable life insurance policies.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	0.25% distribution fee

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Merrill Lynch, Pierce, Fenner & Smith Incorporated.

15

Distribution and/or Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and/or shareholder servicing plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the share class:

Distribution and Service (Rule 12b-1) Fees

	Distribution Fee	Service Fee	Combined Total
Class B	0.25%	0.00%	0.25	%(a)

(a)

The Distributor has voluntarily agreed to reimburse the Class B distribution fee in excess of 0.15% when the total annual Fund operating expenses applicable to Class B shares, including distribution and service fees, exceed the annual rate of 1.10% of the average daily net assets attributable to Class B shares. The Distributor, in its discretion, may revise or discontinue this arrangement at any time.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time.

16

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

17

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

18

Shareholder Information

This prospectus offers Class B shares of the Fund, which have their own unique fees and other features. The Fund also offers Class A shares, which have different fees and which you may be eligible to purchase. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the funds of the Trust.

The Fund and other funds of the Trust are generally available for purchase only by participating insurance companies in connection with variable annuity contracts and variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust.

Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. When you sell your shares through your variable annuity contract and/or variable life insurance policy, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

Depending on the context, references to “you” or “your” in this prospectus refer either to the holder of a variable annuity contract or variable life insurance policy who may select Fund shares to fund his or her investment in the policy or contract or to the participating insurance company as the holder of Fund shares through one or more separate accounts.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity

19

(market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/ dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

20

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

21

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want your distributions to be paid in cash.

22

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy.

Your contract or policy may qualify for favorable tax treatment. As long as your variable annuity contract or variable life insurance policy continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such contract or policy, even if the Fund makes distributions and/or you change your investment options under the contract or policy. In order to qualify for such treatment, among other things, the “separate accounts” of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be “adequately diversified.” If the Fund does not meet such requirements, your contract or policy could lose its favorable tax treatment and income and gain allocable to your contract or policy could be taxable currently to you.

This could also occur if variable annuity contract or variable life insurance policy holders are found to have an impermissible level of control over the investments underlying their contracts or policies. Please see the SAI for more information regarding tax treatment of the Fund.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

23

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Small Cap Value Fund, Variable Series—Class B Shares

	Year Ended December 31, 2009	Year Ended December 31, 2008		Year Ended December 31, 2007		Year Ended December 31, 2006(a)		Year Ended December 31, 2005
Net Asset Value, Beginning of Period	$11.31	$18.01		$20.61		$17.81		$16.92
Income from Investment Operations:
Net investment income(b)	0.10	0.13		0.09		0.07		0.08
Net realized and unrealized gain (loss) on investments and foreign currency	2.70	(4.77)		(0.39)		3.33		0.84
Total from investment operations	2.80	(4.64)		(0.30)		3.40		0.92
Less Distributions to Shareholders:
From net investment income	(0.11)	(0.07)		(0.06)		(0.07)		—
From net realized gains	(0.02)	(1.99)		(2.24)		(0.53)		(0.03)
Total distributions to shareholders	(0.13)	(2.06)		(2.30)		(0.60)		(0.03)
Net Asset Value, End of Period	$13.98	$11.31		$18.01		$20.61		$17.81
Total return(c)(d)(e)	25.00%	(28.15)%		(2.58)%		19.36%		5.47	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(g)	1.10%	1.10%		1.10%		1.10%		1.10%
Interest expense	—	—	%(h)	—	%(h)	—	%(h)	—
Net expenses(g)	1.10%	1.10%		1.10%		1.10%		1.10%
Waiver/Reimbursement	0.07%	0.04%		0.04%		0.06%		0.05%
Net investment income(g)	0.81%	0.83%		0.44%		0.38%		0.47%
Portfolio turnover rate	43%	48%		51%		35%		38%
Net assets, end of period (000s)	$436,346	$314,060		$467,568		$426,877		$399,540

(a)	On May 1, 2006, Colonial Small Cap Value Fund, Variable Series was renamed Columbia Small Cap Value Fund, Variable Series.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Total return does not include any insurance company charges imposed by your insurance company’s separate accounts. If included, total return would be reduced.
(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)

Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement had an impact of less than 0.01% on the Fund’s total return.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Rounds to less than 0.01%.

24

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class B shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The table does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy. If the table reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Small Cap Value Fund, Variable Series—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.17%	3.83%	$10,383.00	$119.24
2	10.25%	1.17%	7.81%	$10,780.67	$123.81
3	15.76%	1.17%	11.94%	$11,193.57	$128.55
4	21.55%	1.17%	16.22%	$11,622.28	$133.47
5	27.63%	1.17%	20.67%	$12,067.41	$138.58
6	34.01%	1.17%	25.30%	$12,529.59	$143.89
7	40.71%	1.17%	30.09%	$13,009.47	$149.40
8	47.75%	1.17%	35.08%	$13,507.73	$155.13
9	55.13%	1.17%	40.25%	$14,025.08	$161.07
10	62.89%	1.17%	45.62%	$14,562.24	$167.24
Total Gain After Fees and Expenses				$4,562.24
Total Annual Fees and Expenses Paid					$1,420.38

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

25

Columbia Small Cap Value Fund, Variable Series

Class B Shares

Prospectus, April 29, 2010

For More Information

The funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust. You’ll find more information about the Fund and other funds of the Trust in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC. Because the funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies, the SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Bank of America.

The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.

© 2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

Prospectus

April 29, 2010

Columbia Funds

Columbia Small Company Growth Fund, Variable Series

Class A Shares

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Icons Guide

Investment Objective

Fees and Expenses of the Fund

Principal Investment Strategies

Principal Risks

Performance Information

Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

2

Columbia Small Company Growth Fund, Variable Series

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management fees	0.65%
Distribution and service (Rule 12b-1) fees	0.00%
Other expenses	0.44%
Total annual Fund operating expenses	1.09%

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$111	$347	$601	$1,329

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of companies that have market capitalizations in the range of companies in the Russell 2000 Growth Index at the time of purchase (between $2.0 million and $5.5 billion as of March 31, 2010). The Fund invests primarily in common stocks of companies that Columbia Management Advisors, LLC, the Fund’s investment advisor (the Advisor) believes have the potential for long-term, above-average earnings growth.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Advisor combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

•	overall economic and market conditions.

•

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Fund may from time to time emphasize one or more economic sectors in selecting its investments.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

Principal Risks

•

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be

5

widely followed by the investment community, which can lower the demand for their stocks.

•

Special Situations Risk – Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

•

Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

6

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2000:	24.16%
Worst:	4th quarter 2008:	-28.57%

*	Year-to-date return as of March 31, 2010: 6.91%

Average Annual Total Return as of December 31, 2009

The table compares the Fund’s returns for each period with those of the Russell 2000 Growth Index. The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

	1 year	5 years	10 years
Class A shares returns before taxes	25.66%	-0.53%	0.09%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	34.47%	0.87%	-1.37%

7

Investment Advisor

Columbia Management Advisors, LLC

Portfolio Managers

Christian F. Pineno, CFA

Lead manager. Service with the Fund since 2005.

Daniele M. Donahoe, CFA

Co-manager. Service with the Fund since 2005.

Jon Michael Morgan, CFA

Co-manager. Service with the Fund since 2005.

Purchase and Sale of Fund Shares

The Fund is available for purchase only through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. If you are a variable annuity contract and/or variable life insurance policy holder, please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies investing in the Fund through separate accounts. These distributions may not be taxable to you as a variable annuity contract and/or variable life insurance policy holder; please consult the prospectus or other information provided to you by your participating insurance company regarding the federal income taxation of your contract and/or policy.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies—including Columbia Management Advisors, LLC (the Advisor), Columbia Management Distributors, Inc. (the Distributor) and Columbia Management Services, Inc. (the Transfer Agent) – may pay intermediaries, including insurance companies and their affiliated broker-dealers and service providers, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

8

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners, and the interests of qualified plans investing in the Fund, if any, may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as

9

described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders (insurance companies). A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for the prior fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and historical portfolio turnover rates in the Financial Highlights.

10

Management of the Fund

Primary Service Providers

The Advisor, the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Bank of America Corporation (Bank of America), currently provide key services to the Fund and the other Columbia Funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Fund’s administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2010, the Advisor had assets under management of approximately $274.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.50% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2009.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

11

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Christian F. Pineno, CFA

Lead manager. Service with the Fund since 2005.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1995.

Daniele M. Donahoe, CFA

Co-manager. Service with the Fund since 2005.

Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2002.

Jon Michael Morgan, CFA

Co-manager. Service with the Fund since 2005.

Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2000.

The Administrator

Columbia Management Advisors, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Small Company Growth Fund, Variable Series	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.80% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

12

Other Roles and Relationships of Bank of America and its Affiliates—Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates (including Merrill Lynch & Co., Inc.), may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage or other securities products offered by Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds”; and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

13

Certain Legal Matters

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the Columbia Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (Columbia), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the Distributor), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the CDSC Lawsuit). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

14

About Class A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class A shares offered by this prospectus.

Class A Shares
Eligible Investors	The Fund and other funds of Columbia Funds Variable Insurance Trust (the Trust) are available only to owners of variable annuity contracts and/or variable life insurance policies.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	none

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Merrill Lynch, Pierce, Fenner & Smith Incorporated.

15

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

16

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

17

Shareholder Information

This prospectus offers Class A shares of the Fund, which have their own unique fees and other features. The Fund also offers Class B shares, which have different fees and which you may be eligible to purchase. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the funds of the Trust.

The Fund and other funds of the Trust are generally available for purchase only by participating insurance companies in connection with variable annuity contracts and variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust.

Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. When you sell your shares through your variable annuity contract and/or variable life insurance policy, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

Depending on the context, references to “you” or “your” in this prospectus refer either to the holder of a variable annuity contract or variable life insurance policy who may select Fund shares to fund his or her investment in the policy or contract or to the participating insurance company as the holder of Fund shares through one or more separate accounts.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

18

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/ dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

19

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

20

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want your distributions to be paid in cash.

21

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy.

Your contract or policy may qualify for favorable tax treatment. As long as your variable annuity contract or variable life insurance policy continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such contract or policy, even if the Fund makes distributions and/or you change your investment options under the contract or policy. In order to qualify for such treatment, among other things, the “separate accounts” of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be “adequately diversified.” If the Fund does not meet such requirements, your contract or policy could lose its favorable tax treatment and income and gain allocable to your contract or policy could be taxable currently to you.

This could also occur if variable annuity contract or variable life insurance policy holders are found to have an impermissible level of control over the investments underlying their contracts or policies. Please see the SAI for more information regarding tax treatment of the Fund.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

22

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Small Company Growth Fund, Variable Series—Class A Shares

	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007		Year Ended December 31, 2006(a)	Year Ended December 31, 2005
Net Asset Value, Beginning of Period	$7.60	$14.50	$12.78		$11.37	$11.07
Income from Investment Operations:
Net investment loss (b)	(0.03)	(0.04)	(0.06)		(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments and written options	1.98	(5.37)	1.78		1.46	0.35
Total from investment operations	1.95	(5.41)	1.72		1.41	0.30
Less Distributions to Shareholders:
From net realized gains	—	(1.49)	—		—	—
Net Asset Value, End of Period	$9.55	$7.60	$14.50		$12.78	$11.37
Total return (c)(d)(e)	25.66%	(40.82)%	13.46%		12.40%	2.71%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.80%	0.80%	0.80%		0.80%	0.80%
Interest expense	—	—	—	%(g)	—	—
Net expenses (f)	0.80%	0.80%	0.80%		0.80%	0.80%
Waiver/Reimbursement	0.29%	0.11%	0.10%		0.07%	0.08%
Net investment loss (f)	(0.33)%	(0.37)%	(0.43)%		(0.42)%	(0.44)%
Portfolio turnover rate	112%	135%	210%		174%	138%
Net assets, end of period (000s)	$45,884	$43,436	$86,889		$91,233	$51,692

(a)	On May 1, 2006, Liberty Small Company Growth Fund, Variable Series was renamed Columbia Small Company Growth Fund, Variable Series.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Total return does not include any insurance company charges imposed by your insurance company’s separate accounts. If included, total return would be reduced.
(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Rounds to less than 0.01%.

23

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The table does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy. If the table reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Small Company Growth Fund, Variable Series—Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year - End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.09%	3.91%	$10,391.00	$111.13
2	10.25%	1.09%	7.97%	$10,797.29	$115.48
3	15.76%	1.09%	12.19%	$11,219.46	$119.99
4	21.55%	1.09%	16.58%	$11,658.14	$124.68
5	27.63%	1.09%	21.14%	$12,113.97	$129.56
6	34.01%	1.09%	25.88%	$12,587.63	$134.62
7	40.71%	1.09%	30.80%	$13,079.81	$139.89
8	47.75%	1.09%	35.91%	$13,591.23	$145.36
9	55.13%	1.09%	41.23%	$14,122.65	$151.04
10	62.89%	1.09%	46.75%	$14,674.85	$156.95
Total Gain After Fees and Expenses				$4,674.85
Total Annual Fees and Expenses Paid					$1,328.70

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

24

Columbia Small Company Growth Fund,

Variable Series Class A Shares

Prospectus, April 29, 2010

For More Information

The funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust. You’ll find more information about the Fund and other funds of the Trust in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC. Because the funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies, the SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Bank of America.

The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.

© 2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

Prospectus

April 29, 2010

Columbia Funds

Columbia Small Company Growth Fund, Variable Series

Class B Shares

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Icons Guide

Investment Objective

Fees and Expenses of the Fund

Principal Investment Strategies

Principal Risks

Performance Information

Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

2

Columbia Small Company Growth Fund, Variable Series

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Class B Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class B Shares
Management fees	0.65%
Distribution and service (Rule 12b-1) fees	0.25%
Other expenses	0.44%
Total annual Fund operating expenses	1.34%

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class B shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class B Shares	$136	$425	$734	$1,613

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of companies that have market capitalizations in the range of companies in the Russell 2000 Growth Index at the time of purchase (between $2.0 million and $5.5 billion as of March 31, 2010). The Fund invests primarily in common stocks of companies that Columbia Management Advisors, LLC, the Fund’s investment advisor (the Advisor) believes have the potential for long-term, above-average earnings growth.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Advisor combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

•	overall economic and market conditions.

•

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Fund may from time to time emphasize one or more economic sectors in selecting its investments.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

Principal Risks

•

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be

5

widely followed by the investment community, which can lower the demand for their stocks.

•

Special Situations Risk – Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

•

Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

6

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to June 1, 2000, the date on which Class B shares were initially offered by the Fund, include the returns of the Fund’s Class A shares. The returns shown do not reflect differences in expenses between Class A and Class B shares or fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class B shares has varied from year to year.

*	Year-to-date return as of March 31, 2010: 6.79%

Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2000:	24.16%
Worst:	4th quarter 2008:	-28.52%

Average Annual Total Return as of December 31, 2009

The table compares the Fund’s returns for each period with those of the Russell 2000 Growth Index. The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

	1 year	5 years	10 years
Class B shares returns before taxes	25.27%	-0.67%	-0.04%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	34.47%	0.87%	-1.37%

7

Investment Advisor

Columbia Management Advisors, LLC

Portfolio Managers

Christian F. Pineno, CFA

Lead manager. Service with the Fund since 2005.

Daniele M. Donahoe, CFA

Co-manager. Service with the Fund since 2005.

Jon Michael Morgan, CFA

Co-manager. Service with the Fund since 2005.

Purchase and Sale of Fund Shares

The Fund is available for purchase only through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. If you are a variable annuity contract and/or variable life insurance policy holder, please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies investing in the Fund through separate accounts. These distributions may not be taxable to you as a variable annuity contract and/or variable life insurance policy holder; please consult the prospectus or other information provided to you by your participating insurance company regarding the federal income taxation of your contract and/or policy.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies – including Columbia Management Advisors, LLC (the Advisor), Columbia Management Distributors, Inc. (the Distributor) and Columbia Management Services, Inc. (the Transfer Agent) – may pay intermediaries, including insurance companies and their affiliated broker-dealers and service providers, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

8

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners, and the interests of qualified plans investing in the Fund, if any, may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as

9

described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders (insurance companies). A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for the prior fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and historical portfolio turnover rates in the Financial Highlights.

10

Management of the Fund

Primary Service Providers

The Advisor, the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Bank of America Corporation (Bank of America), currently provide key services to the Fund and the other Columbia Funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Fund’s administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2010, the Advisor had assets under management of approximately $274.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.50% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2009.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

11

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Christian F. Pineno, CFA

Lead manager. Service with the Fund since 2005.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1995.

Daniele M. Donahoe, CFA

Co-manager. Service with the Fund since 2005.

Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2002.

Jon Michael Morgan, CFA

Co-manager. Service with the Fund since 2005.

Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2000.

The Administrator

Columbia Management Advisors, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Small Company Growth Fund, Variable Series	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.80% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

12

Other Roles and Relationships of Bank of America and its Affiliates—Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates (including Merrill Lynch & Co., Inc.), may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage or other securities products offered by Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds”; and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

13

Certain Legal Matters

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the Columbia Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (Columbia), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the Distributor), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the CDSC Lawsuit). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

14

About Class B Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class B shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class B shares offered by this prospectus.

Class B Shares
Eligible Investors	The Fund and other funds of Columbia Funds Variable Insurance Trust (the Trust) are available only to owners of variable annuity contracts and/or variable life insurance policies.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	0.25% distribution fee

FUNDamentals™

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Merrill Lynch, Pierce, Fenner & Smith Incorporated.

15

Distribution and/or Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and/or shareholder servicing plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the share class:

Distribution and Service (Rule 12b-1) Fees

	Distribution Fee	Service Fee	Combined Total
Class B	0.25%	0.00%	0.25%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time.

16

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

17

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

18

Shareholder Information

This prospectus offers Class B shares of the Fund, which have their own unique fees and other features. The Fund also offers Class A shares, which have different fees and which you may be eligible to purchase. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the funds of the Trust.

The Fund and other funds of the Trust are generally available for purchase only by participating insurance companies in connection with variable annuity contracts and variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust.

Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. When you sell your shares through your variable annuity contract and/or variable life insurance policy, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

Depending on the context, references to “you” or “your” in this prospectus refer either to the holder of a variable annuity contract or variable life insurance policy who may select Fund shares to fund his or her investment in the policy or contract or to the participating insurance company as the holder of Fund shares through one or more separate accounts.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

19

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/ dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

20

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

21

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want your distributions to be paid in cash.

22

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy.

Your contract or policy may qualify for favorable tax treatment. As long as your variable annuity contract or variable life insurance policy continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such contract or policy, even if the Fund makes distributions and/or you change your investment options under the contract or policy. In order to qualify for such treatment, among other things, the “separate accounts” of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be “adequately diversified.” If the Fund does not meet such requirements, your contract or policy could lose its favorable tax treatment and income and gain allocable to your contract or policy could be taxable currently to you.

This could also occur if variable annuity contract or variable life insurance policy holders are found to have an impermissible level of control over the investments underlying their contracts or policies. Please see the SAI for more information regarding tax treatment of the Fund.

FUNDamentals™

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

23

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Small Company Growth Fund, Variable Series—Class B Shares

	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007		Year Ended December 31, 2006(a)	Year Ended December 31, 2005
Net Asset Value, Beginning of Period	$7.52	$14.35	$12.67		$11.29	$10.98
Income from Investment Operations:
Net investment loss(b)	(0.05)	(0.05)	(0.10)		(0.08)	(0.05)
Net realized and unrealized gain (loss) on investments and written options	1.95	(5.33)	1.78		1.46	0.36
Total from investment operations	1.90	(5.38)	1.68		1.38	0.31
Less Distributions to Shareholders:
From net realized gains	—	(1.45)	—		—	—
Net Asset Value, End of Period	$9.42	$7.52	$14.35		$12.67	$11.29
Total return(c)(d)(e)	25.27%	(40.93)%	13.26%		12.22%	2.82%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(f)	1.05%	1.05%	1.05%		1.05%	1.05%
Interest expense	—	—	—	%(g)	—	—
Net expenses(f)	1.05%	1.05%	1.05%		1.05%	1.05%
Waiver/Reimbursement	0.29%	0.11%	0.10%		0.07%	0.08%
Net investment loss(f)	(0.53)%	(0.54)%	(0.68)%		(0.69)%	(0.48)%
Portfolio turnover rate	112%	135%	210%		174%	138%
Net assets, end of period (000s)	$1,251	$148	$1		$1	$1

(a)	On May 1, 2006, Liberty Small Company Growth Fund, Variable Series was renamed Columbia Small Company Growth Fund, Variable Series.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Total return does not include any insurance company charges imposed by your insurance company’s separate accounts. If included, total return would be reduced.
(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Rounds to less than 0.01%.

24

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class B shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The table does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy. If the table reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Small Company Growth Fund, Variable Series—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.34%	3.66%	$10,366.00	$136.45
2	10.25%	1.34%	7.45%	$10,745.40	$141.45
3	15.76%	1.34%	11.39%	$11,138.68	$146.62
4	21.55%	1.34%	15.46%	$11,546.36	$151.99
5	27.63%	1.34%	19.69%	$11,968.96	$157.55
6	34.01%	1.34%	24.07%	$12,407.02	$163.32
7	40.71%	1.34%	28.61%	$12,861.12	$169.30
8	47.75%	1.34%	33.32%	$13,331.84	$175.49
9	55.13%	1.34%	38.20%	$13,819.79	$181.92
10	62.89%	1.34%	43.26%	$14,325.59	$188.57
Total Gain After Fees and Expenses				$4,325.59
Total Annual Fees and Expenses Paid					$1,612.66

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

25

Columbia Small Company Growth Fund, Variable Series

Class B Shares

Prospectus, April 29, 2010

For More Information

The funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust. You’ll find more information about the Fund and other funds of the Trust in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC. Because the funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies, the SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Bank of America.

The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.

© 2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

Prospectus

April 29, 2010

Columbia Funds

Columbia Money Market Fund, Variable Series

Class A Shares

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

2

Columbia Money Market Fund, Variable Series

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management fees	0.50%
Distribution and service (Rule 12b-1) fees	0.00%
Other expenses	0.14%
Total annual Fund operating expenses	0.64%

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$65	$205	$357	$798

Remember this is an example only. Your actual costs may be higher or lower.

4

Principal Investment Strategies

The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

The Fund may invest more than 25% of its assets in U.S. dollar-denominated obligations of issuers in the financial services industries, including commercial banks, mortgage companies, investment banks, brokerage companies, special purpose entities, and personal and business credit institutions.

Columbia Management Advisors, LLC, the Fund’s investment advisor (the Advisor) evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different securities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and to preserve capital. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity and value relative to other securities.

The Advisor seeks to maintain a constant net asset value of $1.00 per share for the Fund.

The Advisor may sell an instrument before it matures in order to meet cash flow needs; to manage the portfolio’s maturity; if the Advisor believes that the instrument is no longer a suitable investment, or that other investments are more attractive; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Money Market Fund Risk – An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Advisor, the Advisor’s parent (Bank of America), the FDIC or any other government agency, and it is possible to lose money by investing in the Fund. The Fund seeks to maintain a constant net asset value of $1.00 per share, but the net asset values of money market fund shares can fall, and in infrequent cases in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment. If the net asset value of Fund shares were to fall below $1.00 per share, there is no guarantee that the Advisor or its affiliates (including Bank of America) would protect the Fund or redeeming shareholders against a loss of principal by, for example, purchasing distressed securities from the Fund, making capital infusions into or entering into a capital support agreement with the Fund or taking other supportive actions. The credit quality of certain types of portfolio securities can change rapidly in certain types of market environments. In some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below $1.00 per share.

5

At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below $1.00 per share.

The amount of income from portfolio securities could affect the Fund’s ability to maintain a constant net asset value of $1.00 per share and/or to pay periodic dividends and distributions to shareholders. It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of $1.00 per share.

•

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

•

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

•

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program are subject to certain risks. See ABOUT THE FUNDS’ INVESTMENTS - U.S. Government and Related Obligations in the Statement of Additional Information for more information.

•

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to

6

prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

•

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

•

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund’s income and the value of your investment in the Fund to decline.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

7

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any, and would be lower if they did. For the Fund’s current 7-day yield, call Columbia Funds at 800.345.6611 or contact your financial advisor. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	1.53%
Worst:	4th quarter 2009:	0.00%

*	Year-to-date return as of March 31, 2010: 0.00%

Average Annual Total Return as of December 31, 2009

	1 year	5 years	10 years
Class A shares returns before taxes	0.23%	3.06%	2.77%

8

Investment Advisor

Columbia Management Advisors, LLC

Purchase and Sale of Fund Shares

The Fund is available for purchase only through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. If you are a variable annuity contract and/or variable life insurance policy holder, please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies investing in the Fund through separate accounts. These distributions may not be taxable to you as a variable annuity contract and/or variable life insurance policy holder; please consult the prospectus or other information provided to you by your participating insurance company regarding the federal income taxation of your contract and/or policy.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies – including Columbia Management Advisors, LLC (the Advisor), Columbia Management Distributors, Inc. (the Distributor) and Columbia Management Services, Inc. (the Transfer Agent) – may pay intermediaries, including insurance companies and their affiliated broker-dealers and service providers, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

9

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners, and the interests of qualified plans investing in the Fund, if any, may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Special Rules for Money Market Funds

Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Columbia Money Market Funds, like all money market funds:

•

generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less; and

•	must maintain an average dollar-weighted maturity of 90 days or less.

Also, the Columbia Money Market Funds (except for the single state money market funds) may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the

10

counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund’s complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds’ website, www.columbiafunds.com and/or www.columbiamanagement.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for that period that includes the date as of which the information is current. In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

11

Management of the Fund

Primary Service Providers

The Advisor, the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Bank of America Corporation (Bank of America), currently provide key services to the Fund and the other Columbia Funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Fund’s administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2010, the Advisor had assets under management of approximately $274.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.35% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2009.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

12

The Administrator

Columbia Management Advisors, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Money Market Fund, Variable Series	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.45% of the Fund’s average daily net assets on an annualized basis. The Advisor has voluntarily undertaken to waive its receipt of certain Fund expenses (consisting of investment advisory and administration fees) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for the Fund. The Advisor, in its discretion, may revise or discontinue these arrangements at any time.

13

Other Roles and Relationships of Bank of America and its Affiliates—Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates (including Merrill Lynch & Co., Inc.), may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage or other securities products offered by Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds”; and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

14

Certain Legal Matters

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the Columbia Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (Columbia), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the Distributor), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the CDSC Lawsuit). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

15

About Class A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class A shares offered by this prospectus.

Class A Shares
Eligible Investors	The Fund and other funds of Columbia Funds Variable Insurance Trust (the Trust) are available only to owners of variable annuity contracts and/or variable life insurance policies.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	none

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Merrill Lynch, Pierce, Fenner & Smith Incorporated.

16

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

17

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

The Fund calculates its NAV as follows:

(Value of assets of the Fund)
NAV	=	—(Liabilities of the Fund)
Number of outstanding shares of the Fund

The Fund uses the amortized cost method to determine the value of its portfolio holdings pursuant to Rule 2a-7 under the 1940 Act. In general, the Fund values portfolio holdings at cost, with any discount or premium amortized to maturity. See the SAI for more information.

18

Shareholder Information

This prospectus offers Class A shares of the Fund, which have their own unique fees and other features. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the funds of the Trust.

The Fund and other funds of the Trust are generally available for purchase only by participating insurance companies in connection with variable annuity contracts and variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust.

Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. When you sell your shares through your variable annuity contract and/or variable life insurance policy, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

Depending on the context, references to “you” or “your” in this prospectus refer either to the holder of a variable annuity contract or variable life insurance policy who may select Fund shares to fund his or her investment in the policy or contract or to the participating insurance company as the holder of Fund shares through one or more separate accounts.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company, by 4:00 p.m. Eastern time will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

FUNDamentalsTM

Business Days

A business day is any day that the Federal Reserve Bank of New York and the New York Stock Exchange (NYSE) are open. In addition, the Columbia Money Market Funds may elect to open on days when the Federal Reserve Bank of New York is open and the NYSE is closed. The Columbia Money Market Funds reserve the right to close early on business days preceding or following national holidays, if the primary government securities dealers have closed early and/or if the Securities Industry and Financial Markets Association recommends that the securities markets close early.

In addition to weekends, the Federal Reserve Bank of New York and the NYSE are closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve Bank of New York is also closed on Columbus Day and Veterans Day, whereas the NYSE is open. The New York Stock Exchange is also closed on Good Friday, whereas the Federal Reserve Bank of New York is open.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund

19

shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/ dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

20

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

21

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want your distributions to be paid in cash.

22

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy.

Your contract or policy may qualify for favorable tax treatment. As long as your variable annuity contract or variable life insurance policy continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such contract or policy, even if the Fund makes distributions and/or you change your investment options under the contract or policy. In order to qualify for such treatment, among other things, the “separate accounts” of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be “adequately diversified.” If the Fund does not meet such requirements, your contract or policy could lose its favorable tax treatment and income and gain allocable to your contract or policy could be taxable currently to you.

This could also occur if variable annuity contract or variable life insurance policy holders are found to have an impermissible level of control over the investments underlying their contracts or policies. Please see the SAI for more information regarding tax treatment of the Fund.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

23

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Money Market Fund, Variable Series—Class A Shares

	Year Ended December 31, 2009	Year Ended December 31, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006(a)	Year Ended December 31, 2005
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income (b)	— (c)	0.03		0.05	0.05	0.03
Net realized and unrealized gain (loss) on investments	—	—	(c)	— (c)	—	—
Total from investment operations	— (c)	0.03		0.05	0.05	0.03
Less Distributions to Shareholders:
From net investment income	— (c)	(0.03)		(0.05)	(0.05)	(0.03)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00
Total return (d)(e)(f)	0.23%	2.58	%(g)	5.02%	4.72%	2.81%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.44%	0.46%		0.45%	0.45%	0.55%
Waiver/Reimbursement	0.23%	0.18%		0.15%	0.15%	0.04%
Net investment income (h)	0.25%	2.56%		4.91%	4.62%	2.78%
Net assets, end of period (000s)	$128,732	$164,340		$181,348	$202,738	$217,320

(a)	On May 1, 2006, Liberty Money Market Fund, Variable Series was renamed Columbia Money Market Fund, Variable Series.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Rounds to less than $0.01 per share.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Total return does not include any insurance company charges imposed by your insurance company’s separate accounts. If included, total return would be reduced.
(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(g)	Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return would have been 1.87%.
(h)	The benefits derived from custody credits had an impact of less than 0.01%.

24

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The table does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy. If the table reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Money Market Fund, Variable Series—Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.64%	4.36%	$10,436.00	$65.40
2	10.25%	0.64%	8.91%	$10,891.01	$68.25
3	15.76%	0.64%	13.66%	$11,365.86	$71.22
4	21.55%	0.64%	18.61%	$11,861.41	$74.33
5	27.63%	0.64%	23.79%	$12,378.57	$77.57
6	34.01%	0.64%	29.18%	$12,918.27	$80.95
7	40.71%	0.64%	34.82%	$13,481.51	$84.48
8	47.75%	0.64%	40.69%	$14,069.30	$88.16
9	55.13%	0.64%	46.83%	$14,682.72	$92.01
10	62.89%	0.64%	53.23%	$15,322.89	$96.02
Total Gain After Fees and Expenses				$5,322.89
Total Annual Fees and Expenses Paid					$798.39

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

25

Columbia Money Market Fund, Variable Series

Class A Shares

Prospectus, April 29, 2010

For More Information

The funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust. You’ll find more information about the Fund and other funds of the Trust in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC. Because the funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies, the SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Bank of America.

The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.

© 2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

Prospectus

April 29, 2010

Columbia Funds

Columbia Federal Securities Fund, Variable Series

Class A Shares

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Icons Guide

Investment Objective

Fees and Expenses of the Fund

Principal Investment Strategies

Principal Risks

Performance Information

Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

2

Columbia Federal Securities Fund, Variable Series

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management fees	0.53%
Distribution and service (Rule 12b-1) fees	0.00%
Other expenses	0.21%
Total annual Fund operating expenses	0.74%

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$76	$237	$411	$918

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 203% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities, including U.S. Treasury securities and securities of various U.S. Government agencies and instrumentalities. Agency securities include mortgage-backed securities. Under normal circumstances, the Fund’s duration will be between one and ten years.

The Fund may invest up to 20% of its net assets in corporate bonds or mortgage- and other asset-backed securities issued by non-governmental entities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Advisors, LLC, the Fund’s investment advisor (the Advisor) to be of comparable quality. The Fund may also participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, market sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

Principal Risks

•

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program are subject to certain risks. See ABOUT THE FUNDS’ INVESTMENTS - U.S. Government and Related

5

Obligations in the Statement of Additional Information for more information.

•

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

•

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Mortgage-Backed Securities Risk – The value of the Fund’s mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

•

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high

6

interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

•

Dollar Rolls Risk – Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

•

Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

7

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year.

*	Year-to-date return as of March 31, 2010: 1.29%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2008:	5.57%
Worst:	2nd quarter 2004:	-2.38%

Average Annual Total Return as of December 31, 2009

The table compares the Fund’s returns for each period with those of the Citigroup Government/Mortgage Bond Index. This index is a combination of (i) the Citigroup U.S. Government Index, which tracks the performance of the Treasury and government-sponsored indices within the U.S. Broad Investment Grade (BIG) Bond Index and (ii) the Citigroup Mortgage Index, which tracks the performance of the mortgage component of the U.S. BIG Bond Index, comprising 30- and 15-year Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) pass-throughs and FNMA and FHLMC balloon mortgages.

	1 year	5 years	10 years
Class A shares returns before taxes	1.90%	4.47%	5.65%
Citigroup Government/Mortgage Bond Index (reflects no deductions for fees, expenses or taxes)	1.63%	5.35%	6.35%

8

Investment Advisor

Columbia Management Advisors, LLC

Portfolio Manager

Jonathan P. Carlson, CFA

Manager. Service with the Fund since 2007.

Purchase and Sale of Fund Shares

The Fund is available for purchase only through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. If you are a variable annuity contract and/or variable life insurance policy holder, please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies investing in the Fund through separate accounts. These distributions may not be taxable to you as a variable annuity contract and/or variable life insurance policy holder; please consult the prospectus or other information provided to you by your participating insurance company regarding the federal income taxation of your contract and/or policy.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies – including Columbia Management Advisors, LLC (the Advisor), Columbia Management Distributors, Inc. (the Distributor) and Columbia Management Services, Inc. (the Transfer Agent) – may pay intermediaries, including insurance companies and their affiliated broker-dealers and service providers, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

9

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners, and the interests of qualified plans investing in the Fund, if any, may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may not be changed without shareholder approval.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings

10

information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 60 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders (insurance companies). A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for the prior fiscal year in the Fees and Expenses of the Fund - Portfolio Turnover section of this prospectus and historical portfolio turnover rates in the Financial Highlights.

11

Management of the Fund

Primary Service Providers

The Advisor, the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Bank of America Corporation (Bank of America), currently provide key services to the Fund and the other Columbia Funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Fund’s administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2010, the Advisor had assets under management of approximately $274.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.38% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2009.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

12

Portfolio Manager

Information about the Advisor’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Jonathan P. Carlson, CFA

Manager. Service with the Fund since 2007.

Director of the Advisor; associated with the Advisor as an investment professional since June 2007. From August 2004 to June 2007, Mr. Carlson was a portfolio manager and partner at Merganser Capital Management.

The Administrator

Columbia Management Advisors, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Federal Securities Fund, Variable Series	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.55% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

13

Other Roles and Relationships of Bank of America and its Affiliates—Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates (including Merrill Lynch & Co., Inc.), may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage or other securities products offered by Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds”; and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

14

Certain Legal Matters

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the Columbia Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (Columbia), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the Distributor), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the CDSC Lawsuit). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

15

About Class A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class A shares offered by this prospectus.

Class A Shares
Eligible Investors	The Fund and other funds of Columbia Funds Variable Insurance Trust (the Trust) are available only to owners of variable annuity contracts and/or variable life insurance policies.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	none

FUNDamentals™

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Merrill Lynch, Pierce, Fenner & Smith Incorporated.

16

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

17

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

18

Shareholder Information

This prospectus offers Class A shares of the Fund, which have their own unique fees and other features. The Fund also offers Class B shares, which have different fees and which you may be eligible to purchase. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the funds of the Trust.

The Fund and other funds of the Trust are generally available for purchase only by participating insurance companies in connection with variable annuity contracts and variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust.

Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. When you sell your shares through your variable annuity contract and/or variable life insurance policy, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

Depending on the context, references to “you” or “your” in this prospectus refer either to the holder of a variable annuity contract or variable life insurance policy who may select Fund shares to fund his or her investment in the policy or contract or to the participating insurance company as the holder of Fund shares through one or more separate accounts.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

19

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/ dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

20

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

21

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want your distributions to be paid in cash.

22

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy.

Your contract or policy may qualify for favorable tax treatment. As long as your variable annuity contract or variable life insurance policy continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such contract or policy, even if the Fund makes distributions and/or you change your investment options under the contract or policy. In order to qualify for such treatment, among other things, the “separate accounts” of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be “adequately diversified.” If the Fund does not meet such requirements, your contract or policy could lose its favorable tax treatment and income and gain allocable to your contract or policy could be taxable currently to you.

This could also occur if variable annuity contract or variable life insurance policy holders are found to have an impermissible level of control over the investments underlying their contracts or policies. Please see the SAI for more information regarding tax treatment of the Fund.

FUNDamentals™

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

23

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Federal Securities Fund, Variable Series—Class A Shares

	Year Ended December 31, 2009		Year Ended December 31, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006(a)	Year Ended December 31, 2005
Net Asset Value, Beginning of Period	$10.61		$10.47		$10.48	$10.71	$11.09
Income from Investment Operations:
Net investment income(b)	0.38		0.49		0.48	0.50	0.43
Net realized and unrealized gain (loss) on investments and futures contracts	(0.20)		0.31		0.13	(0.11)	(0.16)
Total from investment operations	0.18		0.80		0.61	0.39	0.27
Less Distributions to Shareholders:
From net investment income	(0.74)		(0.66)		(0.62)	(0.62)	(0.61)
From net realized gains	—		—		—	—	(0.04)
Total distributions to shareholders	(0.74)		(0.66)		(0.62)	(0.62)	(0.65)
Net Asset Value, End of Period	$10.05		$10.61		$10.47	$10.48	$10.71
Total return (c)(d)	1.90	%(e)	8.09	%(e)	6.19%	3.72%	2.58	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(f)	0.60%		0.69%		0.68%	0.66%	0.63%
Interest expense	—	%(g)	—	%(g)	—	—	—
Net expenses(f)	0.60%		0.69%		0.68%	0.66%	0.63%
Waiver/Reimbursement	0.14%		0.01%		—	—	—	%(g)
Net investment income(f)	3.66%		4.71%		4.63%	4.71%	4.00%
Portfolio turnover rate(h)	203%		206%		199%	89%	127%
Net assets, end of period (000s)	$33,792		$45,962		$56,942	$65,660	$82,056

(a)	On May 1, 2006, Liberty Federal Securities Fund, Variable Series was renamed Columbia Federal Securities Fund, Variable Series.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Total return does not include any insurance company charges imposed by your insurance company’s separate accounts. If included, total return would be reduced.
(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Rounds to less than 0.01%.
(h)	Portfolio turnover excludes dollar roll transactions.

24

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The table does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy. If the table reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Federal Securities Fund, Variable Series—Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.74%	4.26%	$10,426.00	$75.58
2	10.25%	0.74%	8.70%	$10,870.15	$78.80
3	15.76%	0.74%	13.33%	$11,333.22	$82.15
4	21.55%	0.74%	18.16%	$11,816.01	$85.65
5	27.63%	0.74%	23.19%	$12,319.37	$89.30
6	34.01%	0.74%	28.44%	$12,844.18	$93.11
7	40.71%	0.74%	33.91%	$13,391.34	$97.07
8	47.75%	0.74%	39.62%	$13,961.81	$101.21
9	55.13%	0.74%	45.57%	$14,556.58	$105.52
10	62.89%	0.74%	51.77%	$15,176.69	$110.01
Total Gain After Fees and Expenses				$5,176.69
Total Annual Fees and Expenses Paid					$918.40

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

25

Columbia Federal Securities Fund, Variable Series

Class A Shares

Prospectus, April 29, 2010

For More Information

The funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust. You’ll find more information about the Fund and other funds of the Trust in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC. Because the funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies, the SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Bank of America.

The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.

© 2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

Prospectus

April 29, 2010

Columbia Funds

Columbia Federal Securities Fund, Variable Series

Class B Shares

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

2

Columbia Federal Securities Fund, Variable Series

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Class B Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class B Shares
Management fees	0.53%
Distribution and service (Rule 12b-1) fees	0.25%
Other expenses	0.21%
Total annual Fund operating expenses	0.99%

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class B shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class B Shares	$101	$315	$547	$1,213

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 203% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities, including U.S. Treasury securities and securities of various U.S. Government agencies and instrumentalities. Agency securities include mortgage-backed securities. Under normal circumstances, the Fund’s duration will be between one and ten years.

The Fund may invest up to 20% of its net assets in corporate bonds or mortgage- and other asset-backed securities issued by non-governmental entities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Advisors, LLC, the Fund’s investment advisor (the Advisor) to be of comparable quality. The Fund may also participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, market sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

Principal Risks

•

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the FDIC under its Temporary Liquidity Guarantee Program are subject to certain risks. See ABOUT THE FUNDS’ INVESTMENTS - U.S. Government and Related

5

Obligations in the Statement of Additional Information for more information.

•

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

•

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Mortgage-Backed Securities Risk – The value of the Fund’s mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

•

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high

6

interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

•

Dollar Rolls Risk – Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

•

Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

7

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to June 1, 2000, the date on which Class B shares were initially offered by the Fund, include the returns of the Fund’s Class A shares. The returns shown do not reflect differences in expenses between Class A and Class B shares or fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class B shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2008:	5.41%
Worst:	2nd quarter 2004:	-2.39%

*	Year-to-date return as of March 31, 2010: 1.20%

Average Annual Total Return as of December 31, 2009

The table compares the Fund’s returns for each period with those of the Citigroup Government/Mortgage Bond Index. This index is a combination of (i) the Citigroup U.S. Government Index, which tracks the performance of the Treasury and government-sponsored indices within the U.S. Broad Investment Grade (BIG) Bond Index and (ii) the Citigroup Mortgage Index, which tracks the performance of the mortgage component of the U.S. BIG Bond Index, comprising 30- and 15-year Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC) pass-throughs and FNMA and FHLMC balloon mortgages.

	1 year	5 years	10 years
Class B shares returns before taxes	1.71%	4.24%	5.39%
Citigroup Government/Mortgage Bond Index (reflects no deductions for fees, expenses or taxes)	1.63%	5.35%	6.35%

8

Investment Advisor

Columbia Management Advisors, LLC

Portfolio Manager

Jonathan P. Carlson, CFA

Manager. Service with the Fund since 2007.

Purchase and Sale of Fund Shares

The Fund is available for purchase only through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. If you are a variable annuity contract and/or variable life insurance policy holder, please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies investing in the Fund through separate accounts. These distributions may not be taxable to you as a variable annuity contract and/or variable life insurance policy holder; please consult the prospectus or other information provided to you by your participating insurance company regarding the federal income taxation of your contract and/or policy.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies—including Columbia Management Advisors, LLC (the Advisor), Columbia Management Distributors, Inc. (the Distributor) and Columbia Management Services, Inc. (the Transfer Agent)—may pay intermediaries, including insurance companies and their affiliated broker-dealers and service providers, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

9

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners, and the interests of qualified plans investing in the Fund, if any, may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may not be changed without shareholder approval.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings

10

information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 60 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders (insurance companies). A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for the prior fiscal year in the Fees and Expenses of the Fund—Portfolio Turnover section of this prospectus and historical portfolio turnover rates in the Financial Highlights.

11

Management of the Fund

Primary Service Providers

The Advisor, the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Bank of America Corporation (Bank of America), currently provide key services to the Fund and the other Columbia Funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Fund’s administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2010, the Advisor had assets under management of approximately $274.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.38% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2009.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

12

Portfolio Manager

Information about the Advisor’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Jonathan P. Carlson, CFA

Manager. Service with the Fund since 2007.

Director of the Advisor; associated with the Advisor as an investment professional since June 2007. From August 2004 to June 2007, Mr. Carlson was a portfolio manager and partner at Merganser Capital Management.

The Administrator

Columbia Management Advisors, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Federal Securities Fund, Variable Series	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.55% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

13

Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates (including Merrill Lynch & Co., Inc.), may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage or other securities products offered by Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds”; and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

14

Certain Legal Matters

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the Columbia Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (Columbia), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the Distributor), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the CDSC Lawsuit). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

15

About Class B Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class B shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class B shares offered by this prospectus.

Class B Shares

Eligible Investors	The Fund and other funds of Columbia Funds Variable Insurance Trust (the Trust) are available only to owners of variable annuity contracts and/or variable life insurance policies.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	0.25% distribution fee

FUNDamentals TM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Merrill Lynch, Pierce, Fenner & Smith Incorporated.

16

Distribution and/or Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and/or shareholder servicing plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the share class:

Distribution and Service (Rule 12b-1) Fees

	Distribution Fee	Service Fee	Combined Total
Class B	0.25%	0.00%	0.25%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time.

17

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund—Other Roles and Relationships of Bank of America and its Affiliates—Certain Conflicts of Interest for more information.

18

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV =	—(Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

19

Shareholder Information

This prospectus offers Class B shares of the Fund, which have their own unique fees and other features. The Fund also offers Class A shares, which have different fees and which you may be eligible to purchase. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the funds of the Trust.

The Fund and other funds of the Trust are generally available for purchase only by participating insurance companies in connection with variable annuity contracts and variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust.

Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. When you sell your shares through your variable annuity contract and/or variable life insurance policy, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

Depending on the context, references to “you” or “your” in this prospectus refer either to the holder of a variable annuity contract or variable life insurance policy who may select Fund shares to fund his or her investment in the policy or contract or to the participating insurance company as the holder of Fund shares through one or more separate accounts.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

20

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/ dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

21

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

22

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want your distributions to be paid in cash.

23

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy.

Your contract or policy may qualify for favorable tax treatment. As long as your variable annuity contract or variable life insurance policy continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such contract or policy, even if the Fund makes distributions and/or you change your investment options under the contract or policy. In order to qualify for such treatment, among other things, the “separate accounts” of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be “adequately diversified.” If the Fund does not meet such requirements, your contract or policy could lose its favorable tax treatment and income and gain allocable to your contract or policy could be taxable currently to you.

This could also occur if variable annuity contract or variable life insurance policy holders are found to have an impermissible level of control over the investments underlying their contracts or policies. Please see the SAI for more information regarding tax treatment of the Fund.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

24

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Federal Securities Fund, Variable Series—Class B Shares

	Year Ended December 31, 2009		Year Ended December 31, 2008		Year Ended December 31, 2007	Year Ended December 31, 2006(a )	Year Ended December 31, 2005
Net Asset Value, Beginning of Period	$10.52		$10.39		$10.40	$10.64	$11.01
Income from Investment Operations:
Net investment income (b)	0.35		0.47		0.45	0.47	0.40
Net realized and unrealized gain (loss) on investments and futures contracts	(0.19)		0.30		0.14	(0.12)	(0.15)
Total from investment operations	0.16		0.77		0.59	0.35	0.25
Less Distributions to Shareholders:
From net investment income	(0.72)		(0.64)		(0.60)	(0.59)	(0.58)
From net realized gains	—		—		—	—	(0.04)
Total distributions to shareholders	(0.72)		(0.64)		(0.60)	(0.59)	(0.62)
Net Asset Value, End of Period	$9.96		$10.52		$10.39	$10.40	$10.64
Total return (c)(d)(e)	1.71%		7.81%		5.97%	3.39%	2.43%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	0.85%		0.89%		0.90%	0.90%	0.88%
Interest expense	—	%(g)	—	%(g)	—	—	—
Net expenses (f)	0.85%		0.89%		0.90%	0.90%	0.88%
Waiver/Reimbursement	0.14%		0.06%		0.03%	0.01%	—	%(g)
Net investment income (f)	3.39%		4.50%		4.41%	4.48%	3.74%
Portfolio turnover rate (h)	203%		206%		199%	89%	127%
Net assets, end of period (000s)	$48,079		$54,715		$77,771	$83,616	$92,884

(a)	On May 1, 2006, Liberty Federal Securities Fund, Variable Series was renamed Columbia Federal Securities Fund, Variable Series.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Total return does not include any insurance company charges imposed by your insurance company’s separate accounts. If included, total return would be reduced.
(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Rounds to less than 0.01%.
(h)	Portfolio turnover excludes dollar roll transactions.

25

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class B shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The table does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy. If the table reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Federal Securities Fund, Variable Series—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.99%	4.01%	$10,401.00	$100.98
2	10.25%	0.99%	8.18%	$10,818.08	$105.03
3	15.76%	0.99%	12.52%	$11,251.89	$109.25
4	21.55%	0.99%	17.03%	$11,703.09	$113.63
5	27.63%	0.99%	21.72%	$12,172.38	$118.18
6	34.01%	0.99%	26.60%	$12,660.49	$122.92
7	40.71%	0.99%	31.68%	$13,168.18	$127.85
8	47.75%	0.99%	36.96%	$13,696.22	$132.98
9	55.13%	0.99%	42.45%	$14,245.44	$138.31
10	62.89%	0.99%	48.17%	$14,816.68	$143.86
Total Gain After Fees and Expenses				$4,816.68
Total Annual Fees and Expenses Paid					$1,212.99

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

26

Columbia Federal Securities Fund, Variable Series

Class B Shares

Prospectus, April 29, 2010

For More Information

The funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust. You’ll find more information about the Fund and other funds of the Trust in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com
Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC. Because the funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies, the SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Bank of America.

The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.

© 2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

Columbia Funds

Prospectus

April 29, 2010

Columbia Strategic Income Fund, Variable Series

Class A Shares

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Icons Guide

Investment Objective

Fees and Expenses of the Fund

Principal Investment Strategies

Principal Risks

Performance Information

Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

2

Columbia Strategic Income Fund, Variable Series

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management fees	0.60%
Distribution and service (Rule 12b-1) fees	0.00%
Other expenses	0.30%
Total annual Fund operating expenses	0.90%

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$92	$287	$498	$1,108

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in debt securities in the following three segments of the debt securities market: (i) securities issued by the U.S. Government and its agencies, including mortgage- and other asset-backed securities; (ii) securities issued by foreign governments, companies or other entities, including in emerging market countries and non-dollar denominated securities; and (iii) below investment grade corporate debt securities or unrated corporate debt securities determined by Columbia Management Advisors, LLC, the Fund’s investment advisor (the Advisor) to be of comparable quality, which are commonly referred to as “junk bonds.”

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements.

The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s or Fitch) or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by Standard & Poor’s or Fitch) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

•

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not

5

affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

•

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Currency Risk – Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

•

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

•

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

•

Mortgage-Backed Securities Risk – The value of the Fund’s mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any

6

supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

•

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

•

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

•

Dollar Rolls Risk – Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of

7

derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Liquidity Risk – Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

8

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year.

*	Year-to-date return as of March 31, 2010: 2.79%

Best	and Worst Quarterly Returns During this Period

Best:	2nd quarter 2009:	7.87%
Worst:	4th quarter 2008:	-4.98%

9

Average Annual Total Return as of December 31, 2009

The table compares the Fund’s returns for each period with those of the Fund’s primary benchmark, the Barclays Capital Government/Credit Bond Index, an index that tracks the performance of U.S. government and corporate bonds rated investment grade or better with maturities of at least one year. The table also compares the Fund’s returns to the Blended Benchmark*, which is a weighted custom composite, established by the Fund’s Advisor, consisting of the Barclays Capital Aggregate Bond Index, the JPMorgan Global High Yield Index, the Citigroup Non-U.S. World Government Bond Index-Unhedged and the JPMorgan Emerging Markets Bond Index-Global Diversified (JPMorgan EMBI Global Diversified Index). The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed rate, publicly placed, dollar denominated, and nonconvertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. The JPMorgan Global High Yield Index is an index designed to mirror the investable universe of the U.S. dollar global high-yield corporate debt market, including domestic and international issues. The Citigroup Non-U.S. World Government Bond Index-Unhedged is calculated on a market-weighted basis and includes all fixed-rate bonds with a remaining maturity of one year or longer, with amounts outstanding of at least the equivalent of U.S. $25 million, while excluding floating or variable rate bonds, securities aimed principally at non-institutional investors and private placement-type securities. The JPMorgan EMBI Global Diversified Index is a uniquely weighted index that tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign entities including Brady bonds, Eurobonds and quasi-sovereign entities, while limiting exposure to any one country. Prior to June 19, 2009, the Barclays Capital Government/Credit Bond Index was the Fund’s sole benchmark. The Advisor believes that the addition of the Blended Benchmark provides a more fully representative comparison of the portfolio components in which the Fund invests than the Barclays Capital Government/Credit Bond Index alone.

	1 year	5 years	10 years
Class A shares returns before taxes	20.40%	5.07%	6.53%
Barclays Capital Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)	4.52%	4.71%	6.34%
Blended Benchmark* (reflects no deductions for fees, expenses or taxes)	25.98%	6.12%	7.49%

*	A custom composite, established by the Advisor, consisting of a 35% weighting of the Barclays Capital Aggregate Bond Index, a 35% weighting of the JPMorgan Global High Yield Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond Index - Unhedged and a 15% weighting of the JPMorgan EMBI Global Diversified Index.

10

Investment Advisor

Columbia Management Advisors, LLC

Portfolio Managers

Laura A. Ostrander

Lead manager. Service with the Fund since 2000.

Kevin L. Cronk, CFA

Co-manager. Service with the Fund since 2005.

Purchase and Sale of Fund Shares

The Fund is available for purchase only through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. If you are a variable annuity contract and/or variable life insurance policy holder, please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies investing in the Fund through separate accounts. These distributions may not be taxable to you as a variable annuity contract and/or variable life insurance policy holder; please consult the prospectus or other information provided to you by your participating insurance company regarding the federal income taxation of your contract and/or policy.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies - including Columbia Management Advisors, LLC (the Advisor), Columbia Management Distributors, Inc. (the Distributor) and Columbia Management Services, Inc. (the Transfer Agent) - may pay intermediaries, including insurance companies and their affiliated broker-dealers and service providers, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

11

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners, and the interests of qualified plans investing in the Fund, if any, may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

12

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 60 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders (insurance companies). A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for the prior fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and historical portfolio turnover rates in the Financial Highlights.

13

Management of the Fund

Primary Service Providers

The Advisor, the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Bank of America Corporation (Bank of America), currently provide key services to the Fund and the other Columbia Funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Fund’s administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2010, the Advisor had assets under management of approximately $274.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.60% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2009.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

14

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Laura A. Ostrander

Lead manager. Service with the Fund since 2000.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1996.

Kevin L. Cronk, CFA

Co-manager. Service with the Fund since 2005.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1999.

The Administrator

Columbia Management Advisors, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Administrator does not currently receive any fees for the administrative services it provides to the Fund.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.65% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

15

Other Roles and Relationships of Bank of America and its Affiliates—Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates (including Merrill Lynch & Co., Inc.), may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage or other securities products offered by Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds”; and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Certain Legal Matters

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the Columbia Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (Columbia), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the Distributor), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the CDSC Lawsuit). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

17

About Class A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class A shares offered by this prospectus.

Class A Shares
Eligible Investors	The Fund and other funds of Columbia Funds Variable Insurance Trust (the Trust) are available only to owners of variable annuity contracts and/or variable life insurance policies.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	none

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Merrill Lynch, Pierce, Fenner & Smith Incorporated.

18

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

19

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

20

Shareholder Information

This prospectus offers Class A shares of the Fund, which have their own unique fees and other features. The Fund also offers Class B shares, which have different fees and which you may be eligible to purchase. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the funds of the Trust.

The Fund and other funds of the Trust are generally available for purchase only by participating insurance companies in connection with variable annuity contracts and variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust.

Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. When you sell your shares through your variable annuity contract and/or variable life insurance policy, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

Depending on the context, references to “you” or “your” in this prospectus refer either to the holder of a variable annuity contract or variable life insurance policy who may select Fund shares to fund his or her investment in the policy or contract or to the participating insurance company as the holder of Fund shares through one or more separate accounts.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

21

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/ dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

22

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

23

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want your distributions to be paid in cash.

24

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy.

Your contract or policy may qualify for favorable tax treatment. As long as your variable annuity contract or variable life insurance policy continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such contract or policy, even if the Fund makes distributions and/or you change your investment options under the contract or policy. In order to qualify for such treatment, among other things, the “separate accounts” of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be “adequately diversified.” If the Fund does not meet such requirements, your contract or policy could lose its favorable tax treatment and income and gain allocable to your contract or policy could be taxable currently to you.

This could also occur if variable annuity contract or variable life insurance policy holders are found to have an impermissible level of control over the investments underlying their contracts or policies. Please see the SAI for more information regarding tax treatment of the Fund.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

25

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Strategic Income Fund, Variable Series—Class A Shares

	Year Ended December 31, 2009		Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006(a)	Year Ended December 31, 2005
Net Asset Value, Beginning of Period	$8.01		$9.47	$9.70	$10.12	$9.96
Income from Investment Operations:
Net investment income (b)	0.51		0.53	0.55	0.59	0.61
Net realized and unrealized gain (loss) on investments, foreign currency transactions, forward foreign currency exchange contracts and credit default swap contracts	1.04		(1.21)	0.01	0.09	(0.45)
Total from investment operations	1.55		(0.68)	0.56	0.68	0.16
Less Distributions to Shareholders:
From net investment income	(0.96)		(0.78)	(0.79)	(1.10)	—
Net Asset Value, End of Period	$8.60		$8.01	$9.47	$9.70	$10.12
Total return (c)(d)	20.40	%(e)	(7.81)%	6.07%	7.07%	1.61	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.65%		0.84%	0.82%	0.79%	0.76%
Waiver/Reimbursement	0.25%		—	—	—	—	%(g)
Net investment income (f)	6.11%		5.89%	5.69%	5.92%	6.06%
Portfolio turnover rate (h)	50%		28%	44%	42%	40%
Net assets, end of period (000s)	$39,774		$37,407	$54,416	$65,347	$83,586

(a)	On May 1, 2006, Colonial Strategic Income Fund, Variable Series was renamed Columbia Strategic Income Fund, Variable Series.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Total return does not include any insurance company charges imposed by your insurance company’s separate accounts. If included, total return would be reduced.
(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Rounds to less than 0.01%.
(h)	Portfolio turnover excludes dollar roll transactions.

26

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The table does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy. If the table reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Strategic Income Fund, Variable Series—Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses (a)
1	5.00%	0.90%	4.10%	$10,410.00	$91.85
2	10.25%	0.90%	8.37%	$10,836.81	$95.61
3	15.76%	0.90%	12.81%	$11,281.12	$99.53
4	21.55%	0.90%	17.44%	$11,743.65	$103.61
5	27.63%	0.90%	22.25%	$12,225.14	$107.86
6	34.01%	0.90%	27.26%	$12,726.37	$112.28
7	40.71%	0.90%	32.48%	$13,248.15	$116.89
8	47.75%	0.90%	37.91%	$13,791.32	$121.68
9	55.13%	0.90%	43.57%	$14,356.76	$126.67
10	62.89%	0.90%	49.45%	$14,945.39	$131.86
Total Gain After Fees and Expenses				$4,945.39
Total Annual Fees and Expenses Paid					$1,107.84

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

27

Columbia Strategic Income Fund, Variable Series

Class A Shares

Prospectus, April 29, 2010

For More Information

The funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust. You’ll find more information about the Fund and other funds of the Trust in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC. Because the funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies, the SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Bank of America.

The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.

© 2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

Prospectus

April 29, 2010

Columbia Funds

Columbia Strategic Income Fund, Variable Series

Class B Shares

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

2

Columbia Strategic Income Fund, Variable Series

Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Class B Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class B Shares
Management fees	0.60%
Distribution and service (Rule 12b-1) fees	0.25%
Other expenses	0.30%
Total annual Fund operating expenses	1.15%

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class B shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class B Shares	$117	$365	$633	$1,398

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests primarily in debt securities in the following three segments of the debt securities market: (i) securities issued by the U.S. Government and its agencies, including mortgage- and other asset-backed securities; (ii) securities issued by foreign governments, companies or other entities, including in emerging market countries and non-dollar denominated securities; and (iii) below investment grade corporate debt securities or unrated corporate debt securities determined by Columbia Management Advisors, LLC, the Fund’s investment advisor (the Advisor) to be of comparable quality, which are commonly referred to as “junk bonds.”

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements.

The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s or Fitch) or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by Standard & Poor’s or Fitch) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

•

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not

5

affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

•

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Currency Risk – Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

•

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

•

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

•

Mortgage-Backed Securities Risk – The value of the Fund’s mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any

6

supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

•

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

•

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

•

Dollar Rolls Risk – Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of

7

derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Liquidity Risk – Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

8

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for periods prior to June 1, 2000, the date on which Class B shares were initially offered by the Fund, include the returns of the Fund’s Class A shares. The returns shown do not reflect differences in expenses between Class A and Class B shares or fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class B shares has varied from year to year.

*	Year-to-date return as of March 31, 2010: 2.69%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2009:	7.78%
Worst:	4th quarter 2008:	-5.11%

9

Average Annual Total Return as of December 31, 2009

The table compares the Fund’s returns for each period with those of the Fund’s primary benchmark, the Barclays Capital Government/Credit Bond Index, an index that tracks the performance of U.S. government and corporate bonds rated investment grade or better with maturities of at least one year. The table also compares the Fund’s returns to the Blended Benchmark*, which is a weighted custom composite, established by the Fund’s Advisor, consisting of the Barclays Capital Aggregate Bond Index, the JPMorgan Global High Yield Index, the Citigroup Non-U.S. World Government Bond Index-Unhedged and the JPMorgan Emerging Markets Bond Index-Global Diversified (JPMorgan EMBI Global Diversified Index). The Barclays Capital Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed rate, publicly placed, dollar denominated, and nonconvertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. The JPMorgan Global High Yield Index is an index designed to mirror the investable universe of the U.S. dollar global high-yield corporate debt market, including domestic and international issues. The Citigroup Non-U.S. World Government Bond Index-Unhedged is calculated on a market-weighted basis and includes all fixed-rate bonds with a remaining maturity of one year or longer, with amounts outstanding of at least the equivalent of U.S. $25 million, while excluding floating or variable rate bonds, securities aimed principally at non-institutional investors and private placement-type securities. The JPMorgan EMBI Global Diversified Index is a uniquely weighted index that tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign entities including Brady bonds, Eurobonds and quasi-sovereign entities, while limiting exposure to any one country. Prior to June 19, 2009, the Barclays Capital Government/Credit Bond Index was the Fund’s sole benchmark. The Advisor believes that the addition of the Blended Benchmark provides a more fully representative comparison of the portfolio components in which the Fund invests than the Barclays Capital Government/Credit Bond Index alone.

	1 year	5 years	10 years
Class B shares returns before taxes	20.14%	4.86%	6.33%
Barclays Capital Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)	4.52%	4.71%	6.34%
Blended Benchmark* (reflects no deductions for fees, expenses or taxes)	25.98%	6.12%	7.49%

*	A custom composite, established by the Advisor, consisting of a 35% weighting of the Barclays Capital Aggregate Bond Index, a 35% weighting of the JPMorgan Global High Yield Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond Index—Unhedged and a 15% weighting of the JPMorgan EMBI Global Diversified Index.

10

Investment Advisor

Columbia Management Advisors, LLC

Portfolio Managers

Laura A. Ostrander

Lead manager. Service with the Fund since 2000.

Kevin L. Cronk, CFA

Co-manager. Service with the Fund since 2005.

Purchase and Sale of Fund Shares

The Fund is available for purchase only through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. If you are a variable annuity contract and/or variable life insurance policy holder, please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies investing in the Fund through separate accounts. These distributions may not be taxable to you as a variable annuity contract and/or variable life insurance policy holder; please consult the prospectus or other information provided to you by your participating insurance company regarding the federal income taxation of your contract and/or policy.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies - including Columbia Management Advisors, LLC (the Advisor), Columbia Management Distributors, Inc. (the Distributor) and Columbia Management Services, Inc. (the Transfer Agent) - may pay intermediaries, including insurance companies and their affiliated broker-dealers and service providers, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

11

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners, and the interests of qualified plans investing in the Fund, if any, may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

12

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 60 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders (insurance companies). A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for the prior fiscal year in the Fees and Expenses of the Fund - Portfolio Turnover section of this prospectus and historical portfolio turnover rates in the Financial Highlights.

13

Management of the Fund

Primary Service Providers

The Advisor, the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Bank of America Corporation (Bank of America), currently provide key services to the Fund and the other Columbia Funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Fund’s administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2010, the Advisor had assets under management of approximately $274.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.60% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2009.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

14

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Laura A. Ostrander

Lead manager. Service with the Fund since 2000.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1996.

Kevin L. Cronk, CFA

Co-manager. Service with the Fund since 2005.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1999.

The Administrator

Columbia Management Advisors, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Administrator does not currently receive any fees for the administrative services it provides to the Fund.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Expense Reimbursement Arrangements

The Advisor has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.65% of the Fund’s average daily net assets on an annualized basis. The Advisor, in its discretion, may revise or discontinue this arrangement at any time.

15

Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates (including Merrill Lynch & Co., Inc.), may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage or other securities products offered by Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds”; and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Certain Legal Matters

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the Columbia Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (Columbia), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the Distributor), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the CDSC Lawsuit). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

17

About Class B Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class B shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class B shares offered by this prospectus.

Class B Shares
Eligible Investors	The Fund and other funds of Columbia Funds Variable Insurance Trust (the Trust) are available only to owners of variable annuity contracts and/or variable life insurance policies.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	0.25% distribution fee

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Merrill Lynch, Pierce, Fenner & Smith Incorporated.

18

Distribution and/or Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and/or shareholder servicing plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the share class:

Distribution and Service (Rule 12b-1) Fees

	Distribution Fee	Service Fee	Combined Total
Class B	0.25%	0.00%	0.25%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time.

19

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund - Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest for more information.

20

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

21

Shareholder Information

This prospectus offers Class B shares of the Fund, which have their own unique fees and other features. The Fund also offers Class A shares, which have different fees and which you may be eligible to purchase. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the funds of the Trust.

The Fund and other funds of the Trust are generally available for purchase only by participating insurance companies in connection with variable annuity contracts and variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust.

Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. When you sell your shares through your variable annuity contract and/or variable life insurance policy, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

Depending on the context, references to “you” or “your” in this prospectus refer either to the holder of a variable annuity contract or variable life insurance policy who may select Fund shares to fund his or her investment in the policy or contract or to the participating insurance company as the holder of Fund shares through one or more separate accounts.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

22

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/ dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

23

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

24

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want your distributions to be paid in cash.

25

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy.

Your contract or policy may qualify for favorable tax treatment. As long as your variable annuity contract or variable life insurance policy continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such contract or policy, even if the Fund makes distributions and/or you change your investment options under the contract or policy. In order to qualify for such treatment, among other things, the “separate accounts” of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be “adequately diversified.” If the Fund does not meet such requirements, your contract or policy could lose its favorable tax treatment and income and gain allocable to your contract or policy could be taxable currently to you.

This could also occur if variable annuity contract or variable life insurance policy holders are found to have an impermissible level of control over the investments underlying their contracts or policies. Please see the SAI for more information regarding tax treatment of the Fund.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

26

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Strategic Income Fund, Variable Series - Class B Shares

	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006 (a)	Year Ended December 31, 2005
Net Asset Value, Beginning of Period	$7.98	$9.43	$9.67	$10.09	$9.95
Income from Investment Operations:
Net investment income(b)	0.49	0.51	0.53	0.57	0.58
Net realized and unrealized gain (loss) on investments, foreign currency transactions, forward foreign currency exchange contracts and credit default swap contracts	1.03	(1.19)	—	0.08	(0.44)
Total from investment operations	1.52	(0.68)	0.53	0.65	0.14
Less Distributions to Shareholders:
From net investment income	(0.94)	(0.77)	(0.77)	(1.07)	—
Net Asset Value, End of Period	$8.56	$7.98	$9.43	$9.67	$10.09
Total return(c)(d)(e)	20.14%	(7.92)%	5.75%	6.84%	1.41%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(f)	0.90%	1.00%	1.00%	1.00%	1.00%
Waiver/Reimbursement	0.25%	0.09%	0.07%	0.04%	0.01%
Net investment income(f)	5.87%	5.73%	5.50%	5.71%	5.82%
Portfolio turnover rate(g)	50%	28%	44%	42%	40%
Net assets, end of period (000s)	$30,755	$33,737	$52,012	$53,550	$56,507

(a)	On May 1, 2006, Colonial Strategic Income Fund, Variable Series was renamed Columbia Strategic Income Fund, Variable Series.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Total return does not include any insurance company charges imposed by your insurance company’s separate accounts. If included, total return would be reduced.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.
(g)	Portfolio turnover excludes dollar roll transactions.

27

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class B shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The table does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy. If the table reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Strategic Income Fund, Variable Series - Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.15%	3.85%	$10,385.00	$117.21
2	10.25%	1.15%	7.85%	$10,784.82	$121.73
3	15.76%	1.15%	12.00%	$11,200.04	$126.41
4	21.55%	1.15%	16.31%	$11,631.24	$131.28
5	27.63%	1.15%	20.79%	$12,079.04	$136.33
6	34.01%	1.15%	25.44%	$12,544.08	$141.58
7	40.71%	1.15%	30.27%	$13,027.03	$147.03
8	47.75%	1.15%	35.29%	$13,528.57	$152.69
9	55.13%	1.15%	40.49%	$14,049.42	$158.57
10	62.89%	1.15%	45.90%	$14,590.32	$164.68
Total Gain After Fees and Expenses				$4,590.32
Total Annual Fees and Expenses Paid					$1,397.51

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

28

Columbia Strategic Income Fund, Variable Series

Class B Shares

Prospectus, April 29, 2010

For More Information

The funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust. You’ll find more information about the Fund and other funds of the Trust in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC. Because the funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies, the SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Bank of America.

The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.

© 2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

Prospectus

April 29, 2010

Columbia Funds

Columbia Select Large Cap Growth Fund, Variable Series

Class A Shares

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Icons Guide

Investment Objective

Fees and Expenses of the Fund

Principal Investment Strategies

Principal Risks

Performance Information

Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

2

Columbia Select Large Cap Growth Fund, Variable Series

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management fees	0.90%
Distribution and service (Rule 12b-1) fees	0.00%
Other expenses	3.66%
Total annual Fund operating expenses	4.56%

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$457	$1,377	$2,305	$4,662

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase (between $22.0 million and $326.8 billion as of March 31, 2010). The Fund invests primarily in common stocks of companies that Columbia Management Advisors, LLC, the Fund’s investment advisor (the Advisor) believes have the potential for long-term growth.

The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund will not concentrate its assets in any single industry but may invest more than 25% of its assets in companies in the technology and health care sectors, respectively.

The Advisor combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

•	overall economic and market conditions.

•

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Fund may from time to time emphasize one or more economic sectors in selecting its investments.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory

5

withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

6

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year.

*	Year-to-date return as of March 31, 2010: 5.22%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2009:	19.07%
Worst:	1st quarter 2009:	1.79%

Average Annual Total Return as of December 31, 2009

The table compares the Fund’s returns for each period with those of the Russell 1000 Growth Index, which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is an index composed of the 1000 largest U.S. companies by market capitalization.

	1 year	Life of Fund (September 2, 2008)
Class A shares returns before taxes	46.87%	-7.60%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	37.21%	-4.02%

7

Investment Advisor

Columbia Management Advisors, LLC

Portfolio Managers

Thomas M. Galvin, CFA

Lead manager. Service with the Fund since 2008.

Richard A. Carter

Co-manager. Service with the Fund since 2009.

Todd D. Herget

Co-manager. Service with the Fund since 2009.

Purchase and Sale of Fund Shares

The Fund is available for purchase only through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. If you are a variable annuity contract and/or variable life insurance policy holder, please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies investing in the Fund through separate accounts. These distributions may not be taxable to you as a variable annuity contract and/or variable life insurance policy holder; please consult the prospectus or other information provided to you by your participating insurance company regarding the federal income taxation of your contract and/or policy.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies – including Columbia Management Advisors, LLC (the Advisor), Columbia Management Distributors, Inc. (the Distributor) and Columbia Management Services, Inc. (the Transfer Agent) – may pay intermediaries, including insurance companies and their affiliated broker-dealers and service providers, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

8

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners, and the interests of qualified plans investing in the Fund, if any, may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as

9

described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders (insurance companies). A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for the prior fiscal year in the Fees and Expenses of the Fund - Portfolio Turnover section of this prospectus and historical portfolio turnover rates in the Financial Highlights.

10

Management of the Fund

Primary Service Providers

The Advisor, the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Bank of America Corporation (Bank of America), currently provide key services to the Fund and the other Columbia Funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Fund’s administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2010, the Advisor had assets under management of approximately $274.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.75% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2009.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

11

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Thomas M. Galvin, CFA

Lead manager. Service with the Fund since 2008.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2003.

Richard A. Carter

Co-manager. Service with the Fund since 2009.

Senior Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2003.

Todd D. Herget

Co-manager. Service with the Fund since 2009.

Senior Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1998.

The Administrator

Columbia Management Advisors, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Select Large Cap Growth Fund, Variable Series	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

12

Other Roles and Relationships of Bank of America and its Affiliates—Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates (including Merrill Lynch & Co., Inc.), may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage or other securities products offered by Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds”; and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

13

Certain Legal Matters

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the Columbia Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (Columbia), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the Distributor), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the CDSC Lawsuit). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

14

About Class A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class A shares offered by this prospectus.

Class A Shares
Eligible Investors	The Fund and other funds of Columbia Funds Variable Insurance Trust (the Trust) are available only to owners of variable annuity contracts and/or variable life insurance policies.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	none

FUNDamentals™

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Merrill Lynch, Pierce, Fenner & Smith Incorporated.

15

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

16

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

17

Shareholder Information

This prospectus offers Class A shares of the Fund, which have their own unique fees and other features. The Fund also offers Class B shares, which have different fees and which you may be eligible to purchase. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the funds of the Trust.

The Fund and other funds of the Trust are generally available for purchase only by participating insurance companies in connection with variable annuity contracts and variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust.

Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. When you sell your shares through your variable annuity contract and/or variable life insurance policy, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

Depending on the context, references to “you” or “your” in this prospectus refer either to the holder of a variable annuity contract or variable life insurance policy who may select Fund shares to fund his or her investment in the policy or contract or to the participating insurance company as the holder of Fund shares through one or more separate accounts.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

18

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/ dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

19

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

20

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want your distributions to be paid in cash.

21

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy.

Your contract or policy may qualify for favorable tax treatment. As long as your variable annuity contract or variable life insurance policy continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such contract or policy, even if the Fund makes distributions and/or you change your investment options under the contract or policy. In order to qualify for such treatment, among other things, the “separate accounts” of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be “adequately diversified.” If the Fund does not meet such requirements, your contract or policy could lose its favorable tax treatment and income and gain allocable to your contract or policy could be taxable currently to you.

This could also occur if variable annuity contract or variable life insurance policy holders are found to have an impermissible level of control over the investments underlying their contracts or policies. Please see the SAI for more information regarding tax treatment of the Fund.

FUNDamentals™

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

22

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Select Large Cap Growth Fund, Variable Series—Class A Shares

	Year Ended December 31, 2009	Period Ended December 31, 2008(a)
Net Asset Value, Beginning of Period	$6.13	$10.00
Income from Investment Operations:
Net investment income (loss) (b)	(0.01)	—	(c)
Net realized and unrealized gain (loss) on investments	2.88	(3.87)
Total from investment operations	2.87	(3.87)
Less Distributions to Shareholders:
From net investment income	— (c)	—
Net Asset Value, End of Period	$9.00	$6.13
Total return (d)(e)(f)	46.87%	(38.70	)%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.85%	0.85	%( i )
Waiver/Reimbursement	3.71%	6.79	%( i )
Net investment income (loss) (h)	(0.15)%	0.08	%( i )
Portfolio turnover rate	46%	31	% (g)
Net assets, end of period (000s)	$2,252	$1,533

(a)	Class A shares commenced operations on September 2, 2008. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Rounds to less than $0.01 per share.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Total return does not include any insurance company charges imposed by your insurance company’s separate accounts. If included, total return would be reduced.
(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(g)	Not annualized.
(h)	The benefits derived from custody credits had an impact of less than 0.01%.
(i)	Annualized.

23

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The table does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy. If the table reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Select Large Cap Growth Fund, Variable Series—Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	4.56%	0.44%	$10,044.00	$457.00
2	10.25%	4.56%	0.88%	$10,088.19	$459.01
3	15.76%	4.56%	1.33%	$10,132.58	$461.03
4	21.55%	4.56%	1.77%	$10,177.17	$463.06
5	27.63%	4.56%	2.22%	$10,221.94	$465.10
6	34.01%	4.56%	2.67%	$10,266.92	$467.15
7	40.71%	4.56%	3.12%	$10,312.10	$469.20
8	47.75%	4.56%	3.57%	$10,357.47	$471.27
9	55.13%	4.56%	4.03%	$10,403.04	$473.34
10	62.89%	4.56%	4.49%	$10,448.82	$475.42
Total Gain After Fees and Expenses				$448.82
Total Annual Fees and Expenses Paid					$4,661.58

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

24

Columbia Select Large Cap Growth Fund, Variable Series

Class A Shares

Prospectus, April 29, 2010

For More Information

The funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust. You’ll find more information about the Fund and other funds of the Trust in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC. Because the funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies, the SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Bank of America.

The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.

© 2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

Prospectus

April 29, 2010

Columbia Funds

Columbia Select Large Cap Growth Fund,

Variable Series

Class B Shares

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Icons Guide

Investment Objective

Fees and Expenses of the Fund

Principal Investment Strategies

Principal Risks

Performance Information

Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

2

Columbia Select Large Cap Growth Fund, Variable Series

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Class B Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class B Shares
Management fees	0.90%
Distribution and service (Rule 12b-1) fees	0.25%
Other expenses	3.66%
Total annual Fund operating expenses	4.81%

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class B shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class B Shares	$481	$1,447	$2,416	$4,856

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase (between $22.0 million and $326.8 billion as of March 31, 2010). The Fund invests primarily in common stocks of companies that Columbia Management Advisors, LLC, the Fund’s investment advisor (the Advisor) believes have the potential for long-term growth.

The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund will not concentrate its assets in any single industry but may invest more than 25% of its assets in companies in the technology and health care sectors, respectively.

The Advisor combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

•	overall economic and market conditions.

•

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Fund may from time to time emphasize one or more economic sectors in selecting its investments.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory

5

withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

6

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class B shares has varied from year to year.

*	Year-to-date return as of March 31, 2010: 5.24%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2009:	19.10%
Worst:	1st quarter 2009:	1.63%

Average Annual Total Return as of December 31, 2009

The table compares the Fund’s returns for each period with those of the Russell 1000 Growth Index, which measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is an index composed of the 1000 largest U.S. companies by market capitalization.

	1 year	Life of Fund (September 2, 2008)
Class B shares returns before taxes	46.35%	-7.84%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	37.21%	-4.02%

7

Investment Advisor

Columbia Management Advisors, LLC

Portfolio Managers

Thomas M. Galvin, CFA

Lead manager. Service with the Fund since 2008.

Richard A. Carter

Co-manager. Service with the Fund since 2009.

Todd D. Herget

Co-manager. Service with the Fund since 2009.

Purchase and Sale of Fund Shares

The Fund is available for purchase only through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. If you are a variable annuity contract and/or variable life insurance policy holder, please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies investing in the Fund through separate accounts. These distributions may not be taxable to you as a variable annuity contract and/or variable life insurance policy holder; please consult the prospectus or other information provided to you by your participating insurance company regarding the federal income taxation of your contract and/or policy.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies – including Columbia Management Advisors, LLC (the Advisor), Columbia Management Distributors, Inc. (the Distributor) and Columbia Management Services, Inc. (the Transfer Agent) – may pay intermediaries, including insurance companies and their affiliated broker-dealers and service providers, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

8

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners, and the interests of qualified plans investing in the Fund, if any, may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as

9

described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders (insurance companies). A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for the prior fiscal year in the Fees and Expenses of the Fund - Portfolio Turnover section of this prospectus and historical portfolio turnover rates in the Financial Highlights.

10

Management of the Fund

Primary Service Providers

The Advisor, the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Bank of America Corporation (Bank of America), currently provide key services to the Fund and the other Columbia Funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Fund’s administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2010, the Advisor had assets under management of approximately $274.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.75% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2009.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

11

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Thomas M. Galvin, CFA

Lead manager. Service with the Fund since 2008.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2003.

Richard A. Carter

Co-manager. Service with the Fund since 2009.

Senior Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2003.

Todd D. Herget

Co-manager. Service with the Fund since 2009.

Senior Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1998.

The Administrator

Columbia Management Advisors, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Select Large Cap Growth Fund, Variable Series	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

12

Other Roles and Relationships of Bank of America and its Affiliates—Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates (including Merrill Lynch & Co., Inc.), may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage or other securities products offered by Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds”; and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

13

Certain Legal Matters

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the Columbia Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (Columbia), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the Distributor), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the CDSC Lawsuit). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

14

About Class B Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class B shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class B shares offered by this prospectus.

Class B Shares
Eligible Investors	The Fund and other funds of Columbia Funds Variable Insurance Trust (the Trust) are available only to owners of variable annuity contracts and/or variable life insurance policies.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	0.25% distribution fee

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Merrill Lynch, Pierce, Fenner & Smith Incorporated.

15

Distribution and/or Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and/or shareholder servicing plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the share class:

Distribution and Service (Rule 12b-1) Fees

	Distribution Fee	Service Fee	Combined Total
Class B	0.25%	0.00%	0.25%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time.

16

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

17

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV =	—(Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

18

Shareholder Information

This prospectus offers Class B shares of the Fund, which have their own unique fees and other features. The Fund also offers Class A shares, which have different fees and which you may be eligible to purchase. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the funds of the Trust.

The Fund and other funds of the Trust are generally available for purchase only by participating insurance companies in connection with variable annuity contracts and variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. When you sell your shares through your variable annuity contract and/or variable life insurance policy, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

Depending on the context, references to “you” or “your” in this prospectus refer either to the holder of a variable annuity contract or variable life insurance policy who may select Fund shares to fund his or her investment in the policy or contract or to the participating insurance company as the holder of Fund shares through one or more separate accounts.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

19

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/ dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

20

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

21

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want your distributions to be paid in cash.

22

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy.

Your contract or policy may qualify for favorable tax treatment. As long as your variable annuity contract or variable life insurance policy continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such contract or policy, even if the Fund makes distributions and/or you change your investment options under the contract or policy. In order to qualify for such treatment, among other things, the “separate accounts” of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be “adequately diversified.” If the Fund does not meet such requirements, your contract or policy could lose its favorable tax treatment and income and gain allocable to your contract or policy could be taxable currently to you.

This could also occur if variable annuity contract or variable life insurance policy holders are found to have an impermissible level of control over the investments underlying their contracts or policies. Please see the SAI for more information regarding tax treatment of the Fund.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

23

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Select Large Cap Growth Fund, Variable Series—Class B Shares

	Year Ended December 31, 2009	Period Ended December 31, 2008(a)
Net Asset Value, Beginning of Period	$6.13	$10.00
Income from Investment Operations:
Net investment loss (b)	(0.03)	—	(c)
Net realized and unrealized gain (loss) on investments	2.87	(3.87)
Total from investment operations	2.84	(3.87)
Less Distributions to Shareholders:
From net investment income	— (c)	—
Net Asset Value, End of Period	$8.97	$6.13
Total return (d)(e)(f)	46.35%	(38.70	)%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	1.10%	1.10	%( i )
Waiver/Reimbursement	3.71%	6.79	%( i )
Net investment loss (h)	(0.40)%	(0.17	)%( i )
Portfolio turnover rate	46%	31	% (g)
Net assets, end of period (000s)	$2,244	$1,532

(a)	Class B shares commenced operations on September 2, 2008. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Rounds to less than $0.01 per share.
(d)	Total return at net asset value assuming all distributions reinvested.
(e)	Total return does not include any insurance company charges imposed by your insurance company’s separate accounts. If included, total return would be reduced.
(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(g)	Not annualized.
(h)	The benefits derived from custody credits had an impact of less than 0.01%.
(i)	Annualized.

24

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class B shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The table does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy. If the table reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Select Large Cap Growth Fund, Variable Series—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	4.81%	0.19%	$10,019.00	$481.46
2	10.25%	4.81%	0.38%	$10,038.04	$482.37
3	15.76%	4.81%	0.57%	$10,057.11	$483.29
4	21.55%	4.81%	0.76%	$10,076.22	$484.21
5	27.63%	4.81%	0.95%	$10,095.36	$485.13
6	34.01%	4.81%	1.15%	$10,114.54	$486.05
7	40.71%	4.81%	1.34%	$10,133.76	$486.97
8	47.75%	4.81%	1.53%	$10,153.01	$487.90
9	55.13%	4.81%	1.72%	$10,172.31	$488.82
10	62.89%	4.81%	1.92%	$10,191.63	$489.75
Total Gain After Fees and Expenses				$191.63
Total Annual Fees and Expenses Paid					$4,855.95

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

25

Columbia Select Large Cap Growth Fund, Variable Series

Class B Shares

Prospectus, April 29, 2010

For More Information

The funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust. You’ll find more information about the Fund and other funds of the Trust in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC. Because the funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies, the SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Bank of America.

The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.

© 2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

Prospectus

April 29, 2010

Columbia Funds

Columbia Value and Restructuring Fund, Variable Series

Class A Shares

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Icons Guide

Investment Objective

Fees and Expenses of the Fund

Principal Investment Strategies

Principal Risks

Performance Information

Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

2

Columbia Value and Restructuring Fund, Variable Series

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Class A Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Management fees	0.75%
Distribution and service (Rule 12b-1) fees	0.00%
Other expenses	4.24%
Total annual Fund operating expenses	4.99%

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$499	$1,497	$2,496	$4,992

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its assets in common stocks of companies that Columbia Management Advisors, LLC, the Fund’s investment advisor (the Advisor) believes will benefit from various types of restructuring efforts or industry consolidation. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

•

the potential impact of restructuring activities such as consolidations, outsourcing, corporate reorganizations, changes in management or business model changes on a company’s potential for long-term growth.

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

•

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

•	a company’s current operating margins relative to its historic range and future potential.

•	potential indicators of stock price appreciation, such as anticipated earnings growth, new product opportunities, or anticipated improvements in macroeconomic factors.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•	Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For

5

example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

•	Special Situations Risk – Securities of companies that are involved in an initial public offering or a major corporate

6

event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

7

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year.

*	Year-to-date return as of March 31, 2010: 4.40%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2009:	25.29%
Worst:	1st quarter 2009:	-9.84%

Average Annual Total Return as of December 31, 2009

The table compares the Fund’s returns for each period with those of the Russell 1000 Value Index and the Standard & Poor’s (S&P) 500® Index. The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of 1000 of the largest U.S. companies, based on market capitalization. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

	1 year	Life of Fund (September 2, 2008)
Class A shares returns before taxes	47.01%	-10.82%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	19.69%	-10.51%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	26.46%	-7.40%

8

Investment Advisor

Columbia Management Advisors, LLC

Portfolio Managers

David J. Williams, CFA

Co-manager. Service with the Fund since 2008.

Guy W. Pope, CFA

Co-manager. Service with the Fund since 2009.

J. Nicholas Smith, CFA

Co-manager. Service with the Fund since 2009.

Purchase and Sale of Fund Shares

The Fund is available for purchase only through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. If you are a variable annuity contract and/or variable life insurance policy holder, please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies investing in the Fund through separate accounts. These distributions may not be taxable to you as a variable annuity contract and/or variable life insurance policy holder; please consult the prospectus or other information provided to you by your participating insurance company regarding the federal income taxation of your contract and/or policy.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies – including Columbia Management Advisors, LLC (the Advisor), Columbia Management Distributors, Inc. (the Distributor) and Columbia Management Services, Inc. (the Transfer Agent) – may pay intermediaries, including insurance companies and their affiliated broker-dealers and service providers, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

9

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners, and the interests of qualified plans investing in the Fund, if any, may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

10

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end. In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders (insurance companies). A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for the prior fiscal year in the Fees and Expenses of the Fund - Portfolio Turnover section of this prospectus and historical portfolio turnover rates in the Financial Highlights.

11

Management of the Fund

Primary Service Providers

The Advisor, the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Bank of America Corporation (Bank of America), currently provide key services to the Fund and the other Columbia Funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Fund’s administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2010, the Advisor had assets under management of approximately $274.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.60% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2009.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

12

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

David J. Williams, CFA

Co-manager. Service with the Fund since 2008.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1987.

Guy W. Pope, CFA

Co-manager. Service with the Fund since 2009.

Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1993.

J. Nicholas Smith, CFA

Co-manager. Service with the Fund since 2009.

Senior Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2005. Prior to 2005, Mr. Smith was an analyst with Merrill Lynch’s Global Power & Energy team.

The Administrator

Columbia Management Advisors, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Value and Restructuring Fund, Variable Series	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

13

Other Roles and Relationships of Bank of America and its Affiliates—Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates (including Merrill Lynch & Co., Inc.), may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage or other securities products offered by Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds”; and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

14

Certain Legal Matters

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the Columbia Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (Columbia), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the Distributor), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the CDSC Lawsuit). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

15

About Class A Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class A shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class A shares offered by this prospectus.

Class A Shares
Eligible Investors	The Fund and other funds of Columbia Funds Variable Insurance Trust (the Trust) are available only to owners of variable annuity contracts and/or variable life insurance policies.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	none

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Merrill Lynch, Pierce, Fenner & Smith Incorporated.

16

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

17

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

18

Shareholder Information

This prospectus offers Class A shares of the Fund, which have their own unique fees and other features. The Fund also offers Class B shares, which have different fees and which you may be eligible to purchase. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the funds of the Trust.

The Fund and other funds of the Trust are generally available for purchase only by participating insurance companies in connection with variable annuity contracts and variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. When you sell your shares through your variable annuity contract and/or variable life insurance policy, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations. Depending on the context, references to “you” or “your” in this prospectus refer either to the holder of a variable annuity contract or variable life insurance policy who may select Fund shares to fund his or her investment in the policy or contract or to the participating insurance company as the holder of Fund shares through one or more separate accounts.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

19

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/ dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

20

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

21

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want your distributions to be paid in cash.

22

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy.

Your contract or policy may qualify for favorable tax treatment. As long as your variable annuity contract or variable life insurance policy continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such contract or policy, even if the Fund makes distributions and/or you change your investment options under the contract or policy. In order to qualify for such treatment, among other things, the “separate accounts” of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be “adequately diversified.” If the Fund does not meet such requirements, your contract or policy could lose its favorable tax treatment and income and gain allocable to your contract or policy could be taxable currently to you.

This could also occur if variable annuity contract or variable life insurance policy holders are found to have an impermissible level of control over the investments underlying their contracts or policies. Please see the SAI for more information regarding tax treatment of the Fund.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

23

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Value and Restructuring Fund, Variable Series—Class A Shares

	Year Ended December 31, 2009		Period Ended December 31, 2008(a)
Net Asset Value, Beginning of Period	$5.79		$10.00
Income from Investment Operations:
Net investment income (b)	0.10		0.05
Net realized and unrealized gain (loss) on investments and foreign currency	2.62		(4.21)
Total from investment operations	2.72		(4.16)
Less Distributions to Shareholders:
From net investment income	(0.11)		(0.05)
Net Asset Value, End of Period	$8.40		$5.79
Total return (c)(d)(e)	47.01%		(41.58	)%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.86	%(g)	0.86	%(h)( i )
Waiver/Reimbursement	4.13%		6.48	%(h)
Net investment income	1.50	%(g)	2.15	%(h)( i )
Portfolio turnover rate	17%		2	%(f)
Net assets, end of period (000s)	$2,147		$1,461

(a)	Class A shares commenced operations on September 2, 2008. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Total return does not include any insurance company charges imposed by your insurance company’s separate accounts. If included, total return would be reduced.
(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	Not annualized.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Annualized.
(i)	The benefits derived from custody credits had an impact of 0.01%.

24

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class A shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The table does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy. If the table reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Value and Restructuring Fund, Variable Series—Class A Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	4.99%	0.01%	$10,001.00	$499.02
2	10.25%	4.99%	0.02%	$10,002.00	$499.07
3	15.76%	4.99%	0.03%	$10,003.00	$499.12
4	21.55%	4.99%	0.04%	$10,004.00	$499.17
5	27.63%	4.99%	0.05%	$10,005.00	$499.22
6	34.01%	4.99%	0.06%	$10,006.00	$499.27
7	40.71%	4.99%	0.07%	$10,007.00	$499.32
8	47.75%	4.99%	0.08%	$10,008.00	$499.37
9	55.13%	4.99%	0.09%	$10,009.00	$499.42
10	62.89%	4.99%	0.10%	$10,010.00	$499.47
Total Gain After Fees and Expenses				$10.00
Total Annual Fees and Expenses Paid					$4,992.45

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

25

Columbia Value and Restructuring Fund, Variable Series

Class A Shares

Prospectus, April 29, 2010

For More Information

The funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust. You’ll find more information about the Fund and other funds of the Trust in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone:	800.345.6611

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC. Because the funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies, the SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentalsTM is a trademark of Bank of America.

The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.

© 2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

Prospectus

April 29, 2010

Columbia Funds

Columbia Value and Restructuring Fund, Variable Series

Class B Shares

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

2

Columbia Value and Restructuring Fund, Variable Series

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. The total fees and expenses you bear may therefore be higher than those shown in the table.

Shareholder Fees (fees paid directly from your investment)

Class B Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class B Shares
Management fees	0.75%
Distribution and service (Rule 12b-1) fees	0.25%
Other expenses	4.24%
Total annual Fund operating expenses	5.24%

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any. If the example reflected these fees and expenses, the figures shown below would be higher.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class B shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class B Shares	$523	$1,566	$2,604	$5,178

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its assets in common stocks of companies that Columbia Management Advisors, LLC, the Fund’s investment advisor (the Advisor) believes will benefit from various types of restructuring efforts or industry consolidation. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

•

the potential impact of restructuring activities such as consolidations, outsourcing, corporate reorganizations, changes in management or business model changes on a company’s potential for long-term growth.

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

•

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

•	a company’s current operating margins relative to its historic range and future potential.

•	potential indicators of stock price appreciation, such as anticipated earnings growth, new product opportunities, or anticipated improvements in macroeconomic factors.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•	Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For

5

example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

•	Special Situations Risk – Securities of companies that are involved in an initial public offering or a major corporate

6

event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

7

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown do not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy, if any, and would be lower if they did. The Fund’s past performance is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class B shares has varied from year to year.

*	Year-to-date return as of March 31, 2010: 4.41%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2009:	25.29%
Worst:	1st quarter 2009:	-9.84%

Average Annual Total Return as of December 31, 2009

The table compares the Fund’s returns for each period with those of the Russell 1000 Value Index and the Standard & Poor’s (S&P) 500® Index. The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of 1000 of the largest U.S. companies, based on market capitalization. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

	1 year	Life of Fund (September 2, 2008)
Class B shares returns before taxes	46.54%	-11.10%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	19.69%	-10.51%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	26.46%	-7.40%

8

Investment Advisor

Columbia Management Advisors, LLC

Portfolio Managers

David J. Williams, CFA

Co-manager. Service with the Fund since 2008.

Guy W. Pope, CFA

Co-manager. Service with the Fund since 2009.

J. Nicholas Smith, CFA

Co-manager. Service with the Fund since 2009.

Purchase and Sale of Fund Shares

The Fund is available for purchase only through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. If you are a variable annuity contract and/or variable life insurance policy holder, please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about minimum investment requirements and how to purchase and redeem shares of the Fund.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, the participating insurance companies investing in the Fund through separate accounts. These distributions may not be taxable to you as a variable annuity contract and/or variable life insurance policy holder; please consult the prospectus or other information provided to you by your participating insurance company regarding the federal income taxation of your contract and/or policy.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), the Fund and its related companies – including Columbia Management Advisors, LLC (the Advisor), Columbia Management Distributors, Inc. (the Distributor) and Columbia Management Services, Inc. (the Transfer Agent) – may pay intermediaries, including insurance companies and their affiliated broker-dealers and service providers, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

9

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

The Fund is available for purchase through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies and may also be available directly to qualified plans and certain other permitted persons. Due to differences in tax treatment and other considerations, the interests of various contract owners, and the interests of qualified plans investing in the Fund, if any, may conflict. The Fund does not foresee any disadvantages to shareholders arising from these potential conflicts of interest at this time. Nevertheless, the Board of Trustees of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information (SAI). Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

10

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders (insurance companies). A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for the prior fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and historical portfolio turnover rates in the Financial Highlights.

11

Management of the Fund

Primary Service Providers

The Advisor, the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Bank of America Corporation (Bank of America), currently provide key services to the Fund and the other Columbia Funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Fund’s administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2010, the Advisor had assets under management of approximately $274.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.60% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended December 31, 2009.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

12

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

David J. Williams, CFA

Co-manager. Service with the Fund since 2008.

Managing Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1987.

Guy W. Pope, CFA

Co-manager. Service with the Fund since 2009.

Director of the Advisor; associated with the Advisor or its predecessors as an investment professional since 1993.

J. Nicholas Smith, CFA

Co-manager. Service with the Fund since 2009.

Senior Vice President of the Advisor; associated with the Advisor or its predecessors as an investment professional since 2005. Prior to 2005, Mr. Smith was an analyst with Merrill Lynch’s Global Power & Energy team.

The Administrator

Columbia Management Advisors, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Value and Restructuring Fund, Variable Series	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

13

Other Roles and Relationships of Bank of America and its Affiliates—Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates (including Merrill Lynch & Co., Inc.), may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

•	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

•	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

•	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

•

the Columbia Funds are available as investments in connection with brokerage or other securities products offered by Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned retail broker/dealer of Bank of America;

•

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds”; and

•	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

14

Certain Legal Matters

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the Columbia Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $140 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $140 million in settlement amounts described above has been substantially distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the MDL). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (Columbia), Columbia Funds Distributor, Inc. (now named Columbia Management Distributors, Inc.) (the Distributor), the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption (the CDSC Lawsuit). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

15

About Class B Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class B shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class B shares offered by this prospectus.

Class B Shares
Eligible Investors	The Fund and other funds of Columbia Funds Variable Insurance Trust (the Trust) are available only to owners of variable annuity contracts and/or variable life insurance policies.

Investment Limits	none

Conversion Features	none

Front-End Sales Charges	none

Contingent Deferred Sales Charges (CDSCs)	none

Maximum Distribution and Service Fees	0.25% distribution fee

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Merrill Lynch, Pierce, Fenner & Smith Incorporated.

16

Distribution and/or Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and/or shareholder servicing plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to the share class:

Distribution and Service (Rule 12b-1) Fees

	Distribution Fee	Service Fee	Combined Total
Class B	0.25%	0.00%	0.25%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time.

17

Financial Intermediary Compensation

The Distributor and the Advisor make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

Amounts paid by the Distributor and the Advisor are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

18

Buying, Selling and Transferring Shares

Share Price Determination

The price you pay or receive when you buy, sell or transfer shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV =	—(Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

19

Shareholder Information

This prospectus offers Class B shares of the Fund, which have their own unique fees and other features. The Fund also offers Class A shares, which have different fees and which you may be eligible to purchase. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the funds of the Trust.

The Fund and other funds of the Trust are generally available for purchase only by participating insurance companies in connection with variable annuity contracts and variable life insurance policies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust.

Shares of the Fund may not be purchased or sold directly by individual owners of variable annuity contracts and/or variable life insurance policies. When you sell your shares through your variable annuity contract and/or variable life insurance policy, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.

Depending on the context, references to “you” or “your” in this prospectus refer either to the holder of a variable annuity contract or variable life insurance policy who may select Fund shares to fund his or her investment in the policy or contract or to the participating insurance company as the holder of Fund shares through one or more separate accounts.

Order Processing

Orders to buy and sell shares of the Fund that are placed by your participating insurance company are processed on business days. Orders received in good form by the Transfer Agent or a selling and/or servicing agent, including your participating insurance company, before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to an order is also called a trade date.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Transferring Shares – Excessive Trading Practices for more information.

20

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific transfer limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Transferring Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including transfer buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/ dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

21

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

22

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want your distributions to be paid in cash.

23

Taxes and Your Investment

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

Shares of the Fund are only offered to you through a variable annuity contract and/or variable life insurance policy of a participating insurance company. You should review the prospectus and other information provided to you by your participating insurance company regarding the federal income taxation of your variable annuity contract and/or variable life insurance policy.

Your contract or policy may qualify for favorable tax treatment. As long as your variable annuity contract or variable life insurance policy continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such contract or policy, even if the Fund makes distributions and/or you change your investment options under the contract or policy. In order to qualify for such treatment, among other things, the “separate accounts” of participating insurance companies, which maintain and invest net proceeds from the variable annuity contracts and variable life insurance policies, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a variable annuity contract or variable life insurance policy will be “adequately diversified.” If the Fund does not meet such requirements, your contract or policy could lose its favorable tax treatment and income and gain allocable to your contract or policy could be taxable currently to you.

This could also occur if variable annuity contract or variable life insurance policy holders are found to have an impermissible level of control over the investments underlying their contracts or policies. Please see the SAI for more information regarding tax treatment of the Fund.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

24

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. The total return line does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy which, if reflected, would reduce the total returns for all periods shown.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Value and Restructuring Fund, Variable Series—Class B Shares

	Year Ended December 31, 2009		Period Ended December 31, 2008 (a)
Net Asset Value, Beginning of Period	$5.79		$10.00
Income from Investment Operations:
Net investment income(b)	0.08		0.04
Net realized and unrealized gain (loss) on investments and foreign currency	2.61		(4.21)
Total from investment operations	2.69		(4.17)
Less Distributions to Shareholders:
From net investment income	(0.09)		(0.04)
Net Asset Value, End of Period	$8.39		$5.79
Total return(c)(d)(e)	46.54%		(41.64	)%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	1.11	%(g)	1.11	%(h)( i )
Waiver/Reimbursement	4.13%		6.48	%(h)
Net investment income	1.25	%(g)	1.90	%(h)( i )
Portfolio turnover rate	17%		2	%(f)
Net assets, end of period (000s)	$2,139		$1,460

(a)	Class B shares commenced operations on September 2, 2008. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Total return does not include any insurance company charges imposed by your insurance company’s separate accounts. If included, total return would be reduced.
(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	Not annualized.
(g)	The benefits derived from custody credits had an impact of less than 0.01%.
(h)	Annualized.
(i)	The benefits derived from custody credits had an impact of 0.01%.

25

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class B shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The table does not reflect fees and expenses, if any, imposed under your variable annuity contract and/or variable life insurance policy. If the table reflected these fees and expenses, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Value and Restructuring Fund, Variable Series—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses		Annual Fees and Expenses (a)
1	5.00%	5.24%	-0.24%		$9,976.00	$523.37
2	10.25%	5.24%	-0.48%		$9,952.06	$522.12
3	15.76%	5.24%	-0.72%		$9,928.17	$520.86
4	21.55%	5.24%	-0.96%		$9,904.35	$519.61
5	27.63%	5.24%	-1.19%		$9,880.57	$518.36
6	34.01%	5.24%	-1.43%		$9,856.86	$517.12
7	40.71%	5.24%	-1.67%		$9,833.20	$515.88
8	47.75%	5.24%	-1.90%		$9,809.61	$514.64
9	55.13%	5.24%	-2.14%		$9,786.06	$513.41
10	62.89%	5.24%	-2.37%		$9,762.58	$512.17
Total Gain After Fees and Expenses				-$	237.42
Total Annual Fees and Expenses Paid						$5,177.54

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

26

Columbia Value and Restructuring Fund, Variable Series

Class B Shares

Prospectus, April 29, 2010

For More Information

The funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies. Please refer to the prospectus that describes your annuity contract and/or life insurance policy for information about how to buy, sell and transfer your investment among shares of the funds of the Trust. You’ll find more information about the Fund and other funds of the Trust in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC. Because the funds of the Trust are available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies, the SAI and shareholder reports are not available on the Columbia Funds’ website.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Bank of America.

The investment company registration number of Columbia Funds Variable Insurance Trust, of which the Fund is a series, is 811-05199.

© 2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

Columbia Management®

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

Class A and Class B Shares
STATEMENT OF ADDITIONAL INFORMATION

April 29, 2010

Columbia Asset Allocation Fund, Variable Series
Columbia Federal Securities Fund, Variable Series
Columbia International Fund, Variable Series
Columbia Large Cap Growth Fund, Variable Series
Columbia Large Cap Value Fund, Variable Series
Columbia Mid Cap Value Fund, Variable Series
Columbia Money Market Fund, Variable Series
Columbia S&P 500® Index Fund, Variable Series
Columbia Select Large Cap Growth Fund, Variable Series
Columbia Small Cap Value Fund, Variable Series
Columbia Small Company Growth Fund, Variable Series
Columbia Strategic Income Fund, Variable Series
Columbia Value and Restructuring Fund, Variable Series

This Statement of Additional Information (SAI) is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with the Funds’ prospectuses dated April 29, 2010. The most recent annual reports for the Funds, which include the Funds’ audited financial statements dated December 31, 2009, are incorporated by reference into this SAI.

Copies of the Funds’ current prospectuses and annual and semi-annual reports may be obtained without charge by writing Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081; by calling Columbia Management Services, Inc. at 800.345.6611; or by contacting the applicable Participating Insurance Company, or the broker/dealers offering certain variable annuity contracts (VA contracts) or variable life insurance policies (VLI policies) issued by the Participating Insurance Company through which shares of the Funds are available.

SAI PRIMER

The SAI is a part of the Funds’ registration statement that is filed with the SEC. The registration statement includes the Funds’ prospectuses, the SAI and certain exhibits. The SAI, and any supplements to it, can be found online by accessing the SEC’s website at www.sec.gov.

The SAI generally provides additional information about the Funds that is not required to be in the Funds’ prospectuses. The SAI expands discussions of certain matters described in the Funds’ prospectuses and provides certain additional information about the Funds that may be of interest to some investors. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Funds’ investments;

•	the Funds’ investment advisor, investment sub-advisor(s) (if any) and other service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest;

•	the governance of the Funds;

•	the Funds’ brokerage practices;

•	the share classes offered by the Funds;

•	the purchase, redemption and pricing of Fund shares; and

•	the application of U.S. federal income tax laws.

Investors may find this information important and helpful. If you have any questions about the Funds, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

Term	Definition
1933 Act	Securities Act of 1933, as amended

1934 Act	Securities Exchange Act of 1934, as amended

1940 Act	Investment Company Act of 1940, as amended

500 Index Fund VS	Columbia S&P 500® Index Fund, Variable Series

Administration Agreement	The administration agreement between the Trust, on behalf of certain of the Funds, and the Administrator

Administrator	Columbia Management Advisors, LLC

Advisor	Columbia Management Advisors, LLC

Asset Allocation Fund VS	Columbia Asset Allocation Fund, Variable Series

BANA	Bank of America, National Association

BAS	Banc of America Securities LLC

Bank of America	Bank of America Corporation

BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.

Board	The Trust’s Board of Trustees

Term	Definition
Brandes	Brandes Investment Partners, L.P.

CMA	Columbia Management Advisors, LLC

CMOs	Collateralized mortgage obligations

Code	Internal Revenue Code of 1986, as amended

Codes of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act

Columbia Funds Complex	The mutual fund complex that is comprised of the open-end investment management companies advised by the Advisor or its affiliates and principally underwritten by Columbia Management Distributors, Inc., as that term is defined under Item 17 of Form N-1A

Columbia Funds or Columbia Funds Family	The fund complex that is comprised of the open-end investment management companies advised by the Advisor or its affiliates and principally underwritten by Columbia Management Distributors, Inc.

Custodian or State Street	State Street Bank and Trust Company

Distributor	Columbia Management Distributors, Inc.

Distribution Agreement	The distribution agreement between the Trust, on behalf of the Funds, and the Distributor

Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Funds’ shares

FDIC	Federal Deposit Insurance Corporation

Federal Securities Fund VS	Columbia Federal Securities Fund, Variable Series

FHLMC	Federal Home Loan Mortgage Corporation

Fitch	Fitch Investors Service, Inc.

FNMA	Federal National Mortgage Association

FSF	Financial Services Firm

The Fund(s) or a Fund	One or more of the open-end management investment companies listed on the front cover of this SAI that are series of the Trust

GNMA	Government National Mortgage Association

Independent Trustee(s)	The Trustee(s) of the Board who are not “interested persons” of the Funds as defined in the 1940 Act

Interested Trustee	The Trustee of the Board who is an “interested person” of the Funds as defined in the 1940 Act

International Fund VS	Columbia International Fund, Variable Series

Investment Advisory Agreement(s)	One or more of the investment advisory agreements between the Trust, on behalf of the Funds, and the Advisor

IRS	United States Internal Revenue Service

Large Cap Growth Fund VS	Columbia Large Cap Growth Fund, Variable Series

Large Cap Value Fund VS	Columbia Large Cap Value Fund, Variable Series

LIBOR	London Interbank Offered Rate

Marsico	Marsico Capital Management, LLC

Term	Definition
Merrill Lynch	Merrill Lynch & Co., Inc.

Mid Cap Value Fund VS	Columbia Mid Cap Value Fund, Variable Series

MLPF&S	Merrill Lynch, Pierce, Fenner & Smith Incorporated

Money Market Fund(s)	One or more of the money market funds in the Columbia Funds Family

Money Market Fund VS	Columbia Money Market Fund, Variable Series

Moody’s	Moody’s Investors Service, Inc.

NASDAQ	National Association of Securities Dealers Automated Quotations system

NIMNAI	Nordea Investment Management North America, Inc.

NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)

NSCC	National Securities Clearing Corporation

NYSE	New York Stock Exchange

Participating Insurance Companies	Life insurance companies that issue the variable annuity and variable life insurance separate accounts for which the Funds serve as underlying investment vehicles

Principal Underwriter	Columbia Management Distributors, Inc.

REIT	Real estate investment trust

REMIC	Real estate mortgage investment conduit

RIC	A “regulated investment company,” as such term is used in the Internal Revenue Code of 1986, as amended

S&P	Standard & Poor’s Corporation (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Columbia Funds).

SAI	This Statement of Additional Information

SEC	United States Securities and Exchange Commission

Selling Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor

Select Large Cap Growth Fund VS	Columbia Select Large Cap Growth Fund, Variable Series

Servicing Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor

Small Cap Value Fund VS	Columbia Small Cap Value Fund, Variable Series

Small Company Growth Fund VS	Columbia Small Company Growth Fund, Variable Series

Strategic Income Fund VS	Columbia Strategic Income Fund, Variable Series

Transfer Agency Agreement	The transfer agency agreement between the Trust, on behalf of the Funds, and Columbia Management Services, Inc.

Term	Definition
Transfer Agent	Columbia Management Services, Inc.

The Trust	Columbia Funds Variable Insurance Trust, the registered investment company in the Columbia Funds Family to which this SAI relates

Trustee(s)	One or more of the Board’s Trustees

Value and Restructuring Fund VS	Columbia Value and Restructuring Fund, Variable Series

ABOUT THE TRUST

The Trust is a registered investment company under the 1940 Act within the Columbia Funds Family. Columbia Funds offers over 100 mutual funds in major asset classes, and the Advisor had approximate assets under management of $274.7 billion as of March 31, 2010.

The Trust, a business trust organized under the laws of Massachusetts, commenced operations on January 1, 1989, and is registered with the SEC as an open-end management investment company. The Trust currently offers thirteen Funds with differing investment goals, policies and restrictions. Currently, the Trust consists of Asset Allocation Fund VS, Federal Securities Fund VS, International Fund VS, Large Cap Growth Fund VS, Large Cap Value Fund VS, Mid Cap Value Fund VS, Money Market Fund VS, 500 Index Fund VS, Select Large Cap Growth Fund VS, Small Cap Value Fund VS, Small Company Growth Fund VS, Strategic Income Fund VS and Value and Restructuring Fund VS. Each Fund is a diversified series of the Trust.

Each Fund offers two separate classes of shares, Class A shares and Class B shares, except Money Market Fund VS which only offers Class A shares. Class B shares differ from Class A shares solely in that Class B shares have a fee pursuant to Rule 12b-1 of the 1940 Act, which is used for certain shareholder service and distribution expenses. Sales of shares of each class are made without a sales charge at each Fund’s per share net asset value. The Trust may add or remove Funds and/or classes from time to time. The Trust is the funding vehicle for VA contracts and VLI policies offered by the separate accounts of Participating Insurance Companies.

The Trust was organized under an Agreement and Declaration of Trust (Declaration of Trust) as a Massachusetts business trust on June 9, 1987. The Declaration of Trust may be amended by a vote of either the Trust’s shareholders or the Board. The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value, in one or more series, each with one or more classes, as the Board may authorize.

Prior to May 1, 2006 (the Fund Reorganization Date), International Fund VS, Large Cap Value Fund VS, Mid Cap Value Fund VS, 500 Index Fund VS, Small Cap Value Fund VS and Strategic Income Fund VS were organized as series of Liberty Variable Investment Trust, a Massachusetts business trust (the Predecessor Funds) that commenced investment operations on July 1, 1993. The information provided for each of these Funds in this SAI for periods prior to the Fund Reorganization Date relates to the Predecessor Funds.

Effective May 1, 2006, the Trust changed its name from SteinRoe Variable Investment Trust to its current name.

Effective April 7, 2003, Asset Allocation Fund VS changed its name from Stein Roe Balanced Fund, Variable Series to Liberty Asset Allocation Fund, Variable Series. Effective May 1, 2006, Asset Allocation Fund VS changed its name from Liberty Asset Allocation Fund, Variable Series to its current name.

Effective May 1, 2006, Federal Securities Fund VS changed its name from Liberty Federal Securities Fund, Variable Series to its current name.

Effective April 7, 2003, International Fund VS changed its name from Colonial International Fund for Growth, Variable Series to its current name.

Effective February 25, 2005, Large Cap Growth Fund VS changed its name from Stein Roe Growth Stock Fund, Variable Series to its current name.

Effective April 7, 2003, Large Cap Value Fund VS changed its name from Colonial U.S. Growth & Income Fund, Variable Series to Liberty Growth & Income Fund, Variable Series. Effective May 1, 2006, Large Cap Value Fund VS changed its name from Liberty Growth & Income Fund, Variable Series to its current name.

Effective May 1, 2006, Mid Cap Value Fund VS changed its name from Liberty Select Value Fund, Variable Series to its current name.

Effective April 7, 2003, Money Market Fund VS changed its name from Stein Roe Money Market Fund, Variable Series to Liberty Money Market Fund, Variable Series. Effective May 1, 2006, Money Market Fund VS changed its name from Liberty Money Market Fund, Variable Series to its current name.

Effective May 1, 2006, 500 Index Fund VS changed its name from Liberty S&P 500® Index Fund, Variable Series to its current name.

Select Large Cap Growth Fund VS and Value and Restructuring Fund VS each commenced operations on September 2, 2008.

Effective May 1, 2006, Small Cap Value Fund VS changed its name from Colonial Small Cap Value Fund, Variable Series to its current name.

Effective April 14, 2003, Small Company Growth Fund VS changed its name from Stein Roe Small Company Growth Fund, Variable Series to Liberty Small Company Growth Fund, Variable Series. Effective May 1, 2006, Small Company Growth Fund VS changed its name from Liberty Small Company Growth Fund, Variable Series to its current name.

Effective May 1, 2006, Strategic Income Fund VS changed its name from Colonial Strategic Income Fund, Variable Series to its current name.

The Board monitors events to identify any material conflicts that may arise between the interests of the Participating Insurance Companies or between the interests of owners of VA contracts and VLI policies. The Trust currently does not foresee any disadvantages to the owners of VA contracts and VLI policies arising from the fact that certain interests of owners may differ.

ABOUT THE FUNDS’ INVESTMENTS

The investment objective, principal investment strategies (i.e., as used in this SAI and the corresponding prospectuses, a strategy which generally involves the ability to invest 10% or more of a Fund’s total assets) and related principal investment risks for each Fund are discussed in each Fund’s prospectuses.

Certain Investment Activity Limits

The overall investment and other activities of the Advisor and its affiliates may limit the investment opportunities for each Fund in certain markets where limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, each Fund’s activities also may be restricted because of regulatory restrictions applicable to the Advisor and its affiliates and/or because of their internal policies. See Investment Advisory and Other Services — Other Roles and Relationships of Bank of America and its Affiliates — Certain Conflicts of Interest.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Fund supplements the discussion of investment policies in the Funds’ prospectuses. A fundamental policy may be changed only with Board and shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval, but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset. Borrowings and other instruments that may give rise to leverage and the restriction on investing in illiquid securities are monitored on an ongoing basis.

Fundamental Investment Policies

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Each Fund may not, as a matter of fundamental policy:

1. Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies;

2. Purchase or sell real estate, except each Fund may: (i) purchase securities of issuers which deal or invest in real estate, (ii) purchase securities which are secured by real estate or interests in real estate and (iii) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein;

3. Purchase or sell commodities, except that each Fund may to the extent consistent with its investment objective: (i) invest in securities of companies that purchase or sell commodities or which invest in such programs, (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (iii) enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts;

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. (For Money Market Fund VS only, the following sentence is added: “This restriction shall not apply to securities of issuers in the financial services industry.”);

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief; and

7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.

Non-Fundamental Investment Policies

Each Fund may not, as a matter of non-fundamental policy, purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of the Fund are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

Asset Allocation Fund VS, Federal Securities Fund VS, Large Cap Growth Fund VS, Money Market Fund VS and Small Company Growth Fund VS

The Asset Allocation Fund VS, Federal Securities Fund VS, Large Cap Growth Fund VS, Money Market Fund VS and Small Company Growth Fund VS are also subject to the following restrictions and policies, which are not fundamental and may be changed by the Trustees without shareholder approval. A Fund may:

(a) not invest in companies for the purpose of exercising control or management;

(b) not purchase more than 3% of the stock of another investment company; or purchase stock of other investment companies equal to more than 5% of the Fund’s total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at the time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker’s commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;

(c) not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by it, except as may be necessary in connection with (i) permitted borrowings and (ii) options, futures and options on futures;

(d) not issue senior securities, except to the extent permitted by the 1940 Act (including permitted borrowings);

(e) not purchase portfolio securities for the Fund from, or sell portfolio securities to, any of the officers and directors or Trustees of the Trust or of its investment adviser;

(f) not invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges;

(g) not write an option on a security unless, in compliance with SEC requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account;

(h) buy or sell an option on a security, a futures contract or an option on a futures contract so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;

(i) not purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), make short sales of securities, or participate on a joint or a joint and several basis in any trading account in securities (except in connection with transactions in options, futures, and options on futures) (all Funds except Federal Securities Fund VS);

(j) not purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

(k) not invest more than 15% (except as to Money Market Fund VS, which may not invest more than 10%) of the Fund’s net assets (taken at market value at the time of each purchase) in illiquid securities including repurchase agreements maturing in more than seven days; or

(l) invest up to 20% of its total assets in foreign securities (applies to Large Cap Growth Fund VS only).

Further, as to Money Market Fund VS with respect to 100% of its assets, SEC rules prohibit the Fund from investing more than 5% of its assets, taken at market value at the time of purchase, in the securities of any one issuer; provided that (i) the Fund may invest more than 5% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and (ii) the Fund may invest more than 5% of its assets for a period of up to three business days after the purchase thereof (but not more than 25% of its assets) in the securities of any one first-tier issuer (as determined by SEC rules); provided, further, that the Fund may not make more than one investment in accordance with this exception at any one time.

Under normal market conditions, Money Market Fund VS will invest at least 25% of its assets in securities of issuers in the financial services industries. This policy may cause the Fund to be more adversely affected by changes in market or economic conditions and other circumstances affecting the financial services industries. The financial services industries include issuers that are in the following categories: banks; financial companies such as mortgage companies; investment banks; brokerage companies; special purpose entities; and personal and business credit institutions.

Additional Voluntary Restrictions Pertaining to Small Company Growth Fund VS

Small Company Growth Fund VS also is subject to the following additional restrictions and policies under certain applicable insurance laws pertaining to variable annuity contract separate accounts. These policies and restrictions are not fundamental and may be changed by the Trustees without shareholder approval:

The borrowing limits for the Fund are (1) 10% of net asset value when borrowing for any general purpose and (2) 25% of net asset value when borrowing as a temporary measure to facilitate redemptions. For this purpose, net asset value is the market value of all investments or assets owned less outstanding liabilities of the Fund at the time that any new or additional borrowing is undertaken.

The Fund also will be subject to the following diversification guidelines pertaining to investments in foreign securities:

1. The Fund will be invested in a minimum of five different foreign countries at all times when it holds investments in foreign securities. However, this minimum is reduced to four when foreign country investments comprise less than 80% of the Fund’s net asset value; to three when less than 60% of such value; to two when less than 40%; and to one when less than 20%.

2. Except as set forth in item 3 below, the Fund will have no more than 20% of its net asset value invested in securities of issuers located in any one foreign country.

3. The Fund may have an additional 15% of its value invested in securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom or Germany.

If a percentage limit with respect to any of the foregoing fundamental and non-fundamental policies is satisfied at the time of investment or borrowing, a later increase or decrease in a Fund’s assets will not constitute a violation of the limit.

International Fund VS

Other Non-Fundamental Investment Policies. As non-fundamental investment policies of International Fund VS, which may be changed without a shareholder vote, the International Fund VS may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;

3. Invest more than 15% of its net assets in illiquid assets;

4. With respect to 75% of total assets, purchase any voting security of an issuer if, as a result of such purchase, the Fund would own more than 10% of the outstanding voting securities of such issuer;

5. Purchase puts, calls, straddles, spreads, or any combination thereof if, as a result of such purchase, the Fund’s aggregate investment in such securities would exceed 5% of total assets;

6. Purchase or sell commodities contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets;

7. Acquire any security issued by a person that, in its most recent fiscal year, derived 15% or less of its gross revenues from securities related activities (within the meaning of Rule 12d3-1 under the 1940 Act) if the Fund would control such person after such acquisition; or

8. Acquire any security issued by a person that, in its most recent fiscal year, derived more than 15% of its gross revenues from securities related activities (as so defined) unless (i) immediately after such acquisition of any equity security, the Fund owns 5% or less of the outstanding securities of that class of the issuer’s equity securities, (ii) immediately after such acquisition of a debt security, the Fund owns 10% or less of the outstanding principal amount of the issuer’s debt securities, and (iii) immediately after such acquisition, the Fund has invested not more than 5% of its total assets in the securities of the issuer.

Large Cap Value Fund VS

Other Non-Fundamental Investment Policies. As non-fundamental investment policies of Large Cap Value Fund VS, which may be changed without a shareholder vote, the Large Cap Value Fund VS may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;

3. Invest more than 15% of its net assets in illiquid assets; or

4. Purchase or sell commodity contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets.

Mid Cap Value Fund VS

Other Non-Fundamental Investment Policies. As non-fundamental investment policies of the Mid Cap Value Fund VS, which may be changed without a shareholder vote, the Mid Cap Value Fund VS may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; or

3. Invest more than 15% of its net assets in illiquid assets.

500 Index Fund VS

Other Non-Fundamental Investment Policies. As non-fundamental investment policies of the 500 Index Fund VS, which may be changed without a shareholder vote, the 500 Index Fund VS may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; or

3. Invest more than 15% of its net assets in illiquid assets.

Small Cap Value Fund VS

Other Non-Fundamental Investment Policies. As non-fundamental investment policies of Small Cap Value Fund VS, which may be changed without a shareholder vote, the Small Cap Value Fund VS may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities;

3. Purchase or sell commodity contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets; or

4. Invest more than 15% of its net assets in illiquid assets.

Strategic Income Fund VS

Other Non-Fundamental Investment Policies. As non-fundamental investment policies of Strategic Income Fund VS, which may be changed without a shareholder vote, the Strategic Income Fund VS may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Purchase or sell commodities contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets;

3. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; or

4. Invest more than 15% of its net assets in illiquid assets.

In addition to the restrictions set forth above, each Fund may be subject to investment restrictions imposed under state insurance laws and regulations. These restrictions are non-fundamental and, in the event of amendments to the applicable statutes or regulations, each Fund will comply, without the approval of its shareholders, with the requirements as so modified.

If a percentage limitation is satisfied at the time of investment, a later increase in such percentage resulting from a change in the value of a Fund’s portfolio securities will not constitute a violation of the limitation.

Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. A Fund’s investment in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund during any period that qualified institutional buyers were no longer interested in purchasing these securities. For purposes of the limitations on purchases of illiquid instruments described above, Rule 144A securities will not be considered to be illiquid if the Advisor has determined, in accordance with guidelines established by the Board of Trustees, that an adequate trading market exists for such securities.

Permissible Investments and Related Risks

Each Fund’s prospectuses identify and summarize the individual types of securities in which the Fund invests as part of its principal investment strategies and the principal risks associated with such investments.

The table below identifies for each Fund certain types of securities in which it is permitted to invest, including certain types of securities that are described in each Fund’s prospectuses. A Fund generally has the ability to invest 10% or more of its total assets in each type of security described in its prospectuses (and in each sub-category of such security type described in this SAI). To the extent that a type of security identified below is not described in the Fund’s prospectuses (or as a sub-category of such security type in this SAI), the Fund generally invests less than 10% of the Fund’s total assets in such security type.

Information about individual types of securities (including certain of their associated risks) in which some or all of the Funds may invest is set forth below. Each Fund’s investment in these types of securities is subject to its investment objective and fundamental and non-fundamental investment policies.

Temporary Defensive Positions. Each Fund may temporarily invest in money market instruments or hold cash. It may do so without limit, when the Advisor or the Fund’s sub-advisor, if applicable: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Fund engages in such strategies, it may not achieve its investment objective.

See also About the Funds’ Investments — Permissible Investments and Related Risks — Money Market Instruments.

Permissible Fund Investments

Investment Type	Asset Allocation Fund VS	Inter- national Fund VS	Large Cap Growth Fund VS	Large Cap Value Fund VS	Mid Cap Value Fund VS	500 Index Fund VS	Money Market Fund VS	Federal Securities Fund VS	Strategic Income Fund VS
Asset-Backed Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓
Bank Obligations (Domestic and Foreign)	✓	✓	✓	✓	✓	✓	✓	✓	✓
Common Stock	✓	✓	✓	✓	✓	✓			✓

Investment Type	Asset Allocation Fund VS	Inter- national Fund VS	Large Cap Growth Fund VS	Large Cap Value Fund VS	Mid Cap Value Fund VS	500 Index Fund VS	Money Market Fund VS	Federal Securities Fund VS	Strategic Income Fund VS
Convertible Securities	✓	✓		✓	✓				✓
Corporate Debt Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓
Custody Receipts and Trust Certificates	✓	✓	✓	✓	✓	✓	✓	✓	✓
Derivatives	✓	✓	✓	✓	✓	✓		✓	✓
Index or Linked Securities (Structured Products)	✓	✓	✓	✓	✓	✓		✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓		✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓	✓		✓	✓
Swap Agreements	✓	✓	✓	✓	✓	✓		✓	✓
Dollar Rolls	✓							✓	✓
Foreign Currency Transactions	✓	✓	✓	✓	✓				✓
Foreign Securities	✓	✓	✓	✓	✓		✓		✓
Guaranteed Investment Contracts (Funding Agreements)	✓						✓
Illiquid Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓
Initial Public Offerings	✓	✓	✓	✓	✓
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓								✓
Money Market Instruments	✓	✓	✓	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓
Municipal Securities							✓		✓
Participation Interests	✓								✓
Preferred Stock	✓	✓							✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓		✓	✓	✓			✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓	✓
Standby Commitments									✓
Stripped Securities

Investment Type	Asset Allocation Fund VS	Inter- national Fund VS	Large Cap Growth Fund VS	Large Cap Value Fund VS	Mid Cap Value Fund VS	500 Index Fund VS	Money Market Fund VS	Federal Securities Fund VS	Strategic Income Fund VS
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓	✓	✓	✓		✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓	✓	✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓							✓	✓

Investment Type	Select Large Cap Growth Fund VS	Small Cap Value Fund VS	Small Company Growth Fund VS	Value and Restructuring Fund VS
Asset-Backed Securities	✓	✓	✓	✓
Bank Obligations (Domestic and Foreign)	✓	✓	✓	✓
Common Stock	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓
Custody Receipts and Trust Certificates	✓	✓	✓	✓
Derivatives	✓	✓	✓	✓
Index or Linked Securities (Structured Products)	✓	✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓
Dollar Rolls	✓			✓
Foreign Currency Transactions	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓
Guaranteed Investment Contracts (Funding Agreements)	✓			✓
Illiquid Securities	✓	✓	✓	✓
Initial Public Offerings	✓	✓	✓	✓
Investments in Other Investment Companies	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓			✓
Money Market Instruments	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓
Municipal Securities	✓			✓
Participation Interests	✓			✓
Preferred Stock	✓	✓	✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓
Standby Commitments	✓			✓
Stripped Securities	✓			✓
U.S. Government and Related Obligations	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓

Investment Type	Select Large Cap Growth Fund VS	Small Cap Value Fund VS	Small Company Growth Fund VS	Value and Restructuring Fund VS
Warrants and Rights	✓	✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓			✓

Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions that are tied to the payments made on the underlying assets (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. Asset-backed securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on asset-backed securities that then would be reinvested at a lesser rate of interest. Rising or high interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments on asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of asset-backed securities may be difficult to predict and result in greater volatility. Holders of asset-backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets. Credit risk reflects the risk that a holder of asset-backed securities, backed by pools of receivables such as mortgage loans, may not receive all or part of its principal because the issuer, any credit enhancer and/or an underlying obligor has defaulted on its obligations. Credit risk is increased for asset-backed securities that are subordinated to another security (i.e., if the holder of an asset-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). The more deeply subordinated the security, the greater the credit risk associated with the security will be.

Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may be issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank. Bank obligations may be structured as fixed-, variable- or floating-rate obligations. See Permissible Fund Investments — Variable- and Floating-Rate Obligations for more information.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Bankers’ acceptances are time drafts drawn on and accepted by banks, are a customary means of effecting payment for merchandise sold in import-export transactions and are a general source of financing. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign (mainly European) banks with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have interest rates that typically are pegged to LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to the Fund payments at floating or fixed interest rates. A Fund also may hold funds on deposit with its custodian for temporary purposes.

Investing in bank obligations is subject to certain risks. Certain bank obligations, such as some CDs, are insured by the FDIC up to certain specified limits. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Common Stock

Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important corporate governance matters, and to receive dividend payments, if any, on their holdings. However, ownership of common stock does not entitle owners to participate in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE or the NASDAQ Stock Market. Domestic and foreign corporations also may have their shares traded on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange. Common stock may be privately placed or publicly offered. See Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Investing in common stocks is subject to certain risks. Stock market risk, for example, is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods of time, perhaps substantially or unexpectedly. Domestic and foreign stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The value of individual stocks will rise and fall based on factors specific to each company, such as changes in earnings or management, as well as general economic and market factors.

If a corporation is liquidated, the claims of secured and unsecured creditors and owners of debt securities and “preferred” stock take priority over the claims of those who own common stock.

Investing in common stocks also poses risks applicable to the particular type of company issuing the common stock. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, may be more reliant on singular products or services and are more vulnerable to larger competitors. Common stocks of these types of companies may have a higher potential for gains, but also may be subject to greater risk of loss.

Investing in common stocks also poses risks applicable to a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector. When market conditions favorably affect, or are expected favorably to affect, an industry, the share prices of the common stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the share prices of the common stocks of companies in that industry to decline quickly.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar debt securities nor generally are they as sensitive to changes in share price as their underlying common stock. Convertible securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Investing in convertible securities is subject to certain risks. Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses. Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock, even at times when the value of the underlying common stock or other equity security has declined substantially.

In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible debt securities of the same issuer. Some convertible securities are particularly sensitive to changes in interest rates when their predetermined conversion price is much higher than the price for the issuing company’s common stock.

Corporate Debt Securities

Corporate debt securities are fixed income securities typically issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturity dates and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. The category also includes bank loans, as well as assignments, participations and other interests in bank loans. Corporate debt securities may be rated investment grade or below investment grade and may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend the notes’ maturity. ECNs are issued at a discount rate, with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date, the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated by an NRSRO as investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carries a relatively high degree of risk.

Investing in corporate debt securities is subject to certain risks including, among others, credit and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it becomes due. Some corporate debt securities that are rated below investment grade by an NRSRO generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than and, therefore, may be paid in full before, lower ranking (subordinated) securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than do corporate debt securities with shorter terms.

Custody Receipts and Trust Certificates

Custody receipts and trust certificates are derivative products that evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing interests in those securities. The sponsor generally then will sell the custody receipts or trust certificates in negotiated transactions at varying prices. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities.

Investing in custody receipts and trust certificates is subject to certain risks. Custody receipts and trust certificates generally are subject to the same risks as the securities evidenced by the receipts or certificates. Custody receipts and trust certificates also may be less liquid than the underlying securities.

Derivatives

General.

Derivatives are financial instruments whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity, like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; forward contracts on securities and securities indices; linked securities and structured products; CMOs; stripped securities; warrants; swap agreements and swaptions.

A Fund may use derivatives for a variety of reasons, including, for example: (i) to enhance its return; (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect its unrealized gains reflected in the value of its portfolio securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; and/or (vi) to manage the effective maturity or duration of its portfolio.

A Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. There is also a risk that the derivative will not correlate well with the security for which it is substituting. A Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain.

The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that a Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.

A Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions.

Index or Linked Securities (Structured Products)

General. Indexed or linked securities, also often referred to as “structured products,” are instruments that may have varying combinations of equity and debt characteristics. These instruments are structured to recast the investment characteristics of the underlying security or reference asset. If the issuer is a unit investment trust or other special purpose vehicle, the structuring will typically involve the deposit with or purchase by such issuer of specified instruments (such as commercial bank loans or securities) and/or the execution of various derivative transactions, and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities. The issuers of these securities frequently are limited purpose trusts or other special purpose vehicles that, in turn, invest in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on or linked to the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and/or principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. These securities generally are exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Commodity-, Currency- and Equity-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked or commodity-linked note depend on the performance of one or more market indices, such as the S&P 500® Index, a weighted index of commodity futures such as crude oil, gasoline and natural gas or the market prices of a particular commodity or basket of commodities. Equity-linked securities are short-term or intermediate term instruments having a value at maturity and/or interest rate determined by reference to the market prices of one or more equity securities. At maturity, the principal amount of an equity-linked debt security is often exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index, commodity, currency and equity-linked securities may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Advisor. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Advisor. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad, and certain derivative instruments may be illiquid.

Linked securities are often issued by unit investment trusts. Examples of this include such index-linked securities as S&P Depositary Receipts (SPDRs), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500® Index, and a type of exchange-traded fund (ETF). Because a unit investment trust is an investment company under the 1940 Act, a Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500® Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, a Fund would continue to pay its own management and advisory fees and other expenses, as a result of which a Fund and its shareholders in effect would be absorbing levels of fees with respect to investments in such unit investment trusts.

Equity-linked securities include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES), and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and such equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Investing in structured products and linked securities is subject to certain risks. Because structured products typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products may be structured as a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher rates of return and present greater risks than unsubordinated structured products. Structured products sometimes are sold in private placement transactions and often have a limited trading market.

Investments in “linked” securities have the potential to lead to significant losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked-securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currencies from emerging market countries, there are certain additional risks associated with such investments.

SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called “creation unit size” and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

Futures Contracts and Options on Futures Contracts

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of security or other asset called for in the contract at a specified delivery time for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of security or other asset called for in the contract at a specified delivery time for a stated price. The specific security or other asset delivered or taken at the settlement date is not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract was made. A Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying security or other asset. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act (CEA) by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency.

Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities or other assets currently owned or expected to be acquired by them. Speculators less often own the securities or other assets underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities or other assets. Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the CFTC and the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a “commodity pool operator” under the CEA, and, accordingly, they are not subject to registration or regulation as such under the CEA.

Upon entering into futures contracts, in compliance with the SEC’s requirements, cash or liquid securities, equal in value to the amount of a Fund’s obligation under the contract (less any applicable margin deposits and any assets that constitute “cover” for such obligation), will be segregated with a Fund’s custodian.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract, although a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities in order to initiate and maintain open positions in futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions, in that futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying security or other asset) that is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are established by the relevant futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or other asset fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open. A Fund expects to earn interest income on its margin deposits.

Although futures contracts by their terms call for actual delivery or acceptance of securities or other assets (stock index futures contracts or futures contracts that reference other intangible assets do not permit delivery of the referenced assets), the contracts usually are closed out before the settlement date without the making or taking of delivery. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of taking such action would be to reduce or eliminate the position then currently held by a Fund. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of security or other asset with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. Brokerage commissions are incurred when a futures contract is bought or sold.

Successful use of futures contracts by a Fund is subject to the Advisor’s ability to predict correctly movements in the direction of interest rates and other factors affecting securities and commodities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund, therefore, bears the risk that future market trends will be incorrectly predicted.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

In the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if a Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

To reduce or eliminate a hedge position held by a Fund, a Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit a Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions, closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of interest rate futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling bonds with short maturities and investing in bonds with long maturities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges—principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; GNMA modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. A Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position in the index. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).

There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged.

Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

Options on Futures Contracts. A Fund may purchase and write call and put options on those futures contracts that it is permitted to buy or sell. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or other assets or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing purchase transaction will realize a gain or loss. There is no guarantee that such closing purchase transactions can be effected.

A Fund will enter into written options on futures contracts only when, in compliance with the SEC’s requirements, cash or liquid securities equal in value to the underlying security’s or other asset’s value (less any applicable margin deposits) have been deposited in a segregated account. A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Investments in futures options involve some of the same risks that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. There may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Successful use of index futures by a Fund is also subject to the Advisor’s ability to predict correctly movements in the direction of the market. It is possible that, for example, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in a Fund’s portfolio may decline. If this occurred, a Fund would lose money on the futures and also experience a decline in the value of its portfolio securities, as a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of its securities being hedged will not move to the same extent as do the prices of its put options on the stock indices. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Fund will lose part or all of the benefit of the increased values of those securities that it has hedged, because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market, and also because of the imperfect correlation between movements in an index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Index Futures Contracts. A Fund may also purchase and sell options on index futures contracts. Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

There are various risks in connection with the use by a Fund of index futures as a hedging device. For example, a risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged; there can be no assurance that the Advisor will be successful in doing so.

Use by Tax-Exempt Funds of Interest Rate and U.S. Treasury Security Futures Contracts and Options. If a Fund invests in tax-exempt securities, it may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Stock Options and Stock Index Options

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation (OCC). Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

There is a key difference between stock options and stock index options in connection with their exercise. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500® Index or a narrower market index, such as the S&P 100® Index. Indices may also be based on an industry or market segment.

The successful use of a Fund’s options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly. When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Fund exercises the option or enters into a closing sale transaction for such option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since a Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. The writer in such circumstances would be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, a Fund will realize a loss equal to the premium paid. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at a time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, a Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Dealer (Over-the-Counter) Options. Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to dealer options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if a Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction. Exchange-traded options generally have a continuous liquid market while dealer options more often may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, a Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with a Fund, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, a Fund may not sell the assets that it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

A Fund generally will treat purchased dealer options as illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that a Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option.

Writing Covered Options. A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with a Fund’s investment goal and policies. Call options written by a Fund give the purchaser the right to buy the underlying securities from a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.

A Fund may write only covered options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, a Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. A Fund may write combinations of covered puts and calls (straddles) on the same underlying security.

A Fund will receive a premium from writing a put or call option, which increases a Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than the security’s then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. A Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Fund writes a call option but does not own the underlying security, and when it writes a put option, a Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, a Fund may also have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing Put Options. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing Call Options. A Fund may purchase call options to hedge against an increase in the price of securities that a Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) Options. A Fund will enter into OTC options transactions only with primary dealers in U.S. Government securities and, in the case of OTC options written by a Fund, only pursuant to agreements that will assure that a Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. A Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be “in-the-money” as an illiquid investment. It is the present policy of a Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to a Fund’s prospectuses) of a Fund’s net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by a Fund, (ii) OTC options purchased by a Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Index Options. As an alternative to purchasing call and put options on index futures, a Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the OCC. Such options may relate to various stock indices, except that a Fund may not write covered options on an index.

Foreign Stock Index Options. A Fund may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges.

Swap Agreements

Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund’s performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Additionally, whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisor’s ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to attempt to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally will lose its investment and recover nothing if no credit event occurs and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

The values of equity swaps can be very volatile. To the extent that the Advisor does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

Dollar Rolls

Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar (same collateral type, coupon and maturity) securities on a specified future date and price. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. A Fund foregoes principal and interest paid on the securities during the “roll” period. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities as well as the interest earned on the cash proceeds of the initial sale.

Dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the repurchase price or that the transaction costs may exceed the return earned by a Fund from the transaction. Dollar rolls also involve risk to a Fund if the other party should default on its obligation and a Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction.

Foreign Currency Transactions

Foreign currency transactions may be used to protect, to some extent, against uncertainty in the level of future currency exchange rates by establishing a fixed exchange rate. Foreign currency transactions may involve the purchase or sale of foreign currencies on a “spot” (cash) basis at the prevailing exchange rate or may involve “forward contracts” that allow a Fund to purchase or sell foreign currencies at a future date. Forward contracts may be used for “transaction hedging,” “position hedging” and “cross-hedging.” A Fund may use forward sale contracts to sell an amount of a foreign currency approximating the value of a Fund’s securities denominated in the foreign security when that foreign currency suffers a substantial decline against the U.S. dollar. A Fund may use forward purchase contracts to purchase a foreign currency when it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized if the value of the hedged currency increases.

Transaction hedging may allow a Fund to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest rate payment in a foreign currency. A Fund may use transaction hedging to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging may allow a Fund to protect against an adverse change in the relationship between the U.S. dollar and the applicable foreign currencies in which its portfolio securities are denominated. A Fund may use position hedging when it is believed that the U.S. dollar may suffer a decline against the foreign currency by entering into a forward purchase contract to purchase that foreign currency for a fixed dollar amount.

Cross-hedging may allow a Fund to enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall if there is a decline in the U.S. dollar value of the currency in which a Fund’s securities are denominated.

A Fund also may purchase exchange-listed and over-the-counter call and put options on foreign currencies and foreign currency contracts. Options on foreign currencies and foreign currency contracts give the holder a right to buy or sell the underlying foreign currencies or foreign currency contracts for a specified period of time and for a specified amount. The value of an option on foreign currencies or foreign currency contracts reflects the value of an exchange rate, which depends on the relative values of the U.S. dollar and the relevant foreign currency.

Engaging in foreign currency transactions is subject to certain risks. For example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the dollar value of any securities held by a Fund denominated in that currency. It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract, which may make it necessary for a Fund to purchase additional foreign currency on the spot market if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver at the time a Fund sells the security being hedged. The value of any currency, including the U.S. dollar, may be affected by political and economic factors applicable to the issuer’s country. The exchange rates of currencies also may be affected adversely by governmental actions. Transaction, position and cross-hedging do not eliminate fluctuations in the underlying prices of securities that a Fund owns or intends to purchase or sell and may limit the amount of potential gain that might result from the increase in value of the currency being hedged. Settlement procedures relating to a Fund’s foreign currency transactions may be more complex than those relating to investments in securities of U.S. issuers.

Foreign Securities

Foreign securities include debt, equity and derivative securities that the Advisor determines are “foreign” based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. Foreign securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Foreign securities may include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are U.S. dollar-denominated receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are foreign currency-denominated receipts issued in Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interest-holder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.

Investing in foreign securities is subject to certain risks. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies or U.S. dollars, without a change in the intrinsic value of those securities. Additionally, the U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies by purchasing and selling forward foreign currency exchange contracts and foreign currency futures contracts and related options. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. A Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which would reduce a Fund’s return on these securities.

Due to the potential for foreign withholding taxes, Morgan Stanley Capital International (MSCI) publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. The Advisor believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.

Other risks of investing in foreign securities include: possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; adverse impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those mandated for domestic companies.

Risks associated with investments in foreign securities are increased with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries.

Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

Guaranteed Investment Contracts (Funding Agreements)

Guaranteed investment contracts, or funding agreements, are debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards.

Investing in guaranteed investment contracts is subject to certain risks. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions.

Illiquid Securities

Illiquid securities are defined by a Fund consistent with SEC staff’s current guidance and interpretations which provide that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Subject to its investment policies, a Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be illiquid securities.

Initial Public Offerings

A Fund may invest in initial public offerings (IPOs) of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer. A purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. IPO securities are subject to market risk and liquidity risk. The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer, and other factors. A Fund may hold IPO securities for a period of time, or may sell them soon after the purchase. Investments in IPOs could have a magnified impact — either positive or negative — on a Fund’s performance while the Fund’s assets are relatively small. The impact of an IPO on a Fund’s performance may tend to diminish as the Fund’s assets grow. In circumstances when investments in IPOs make a significant contribution to a Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

Investments in Other Investment Companies

Investing in other investment companies may be a means by which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, the rules and regulations thereunder and any exemptive orders currently or in the future obtained by a Fund from the SEC.

Except with respect to funds structured as funds-of-funds and so-called master/feeder funds, the 1940 Act generally requires that a Fund limit its investments in another investment company or series thereof so that, as determined at the time a securities purchase is made: (i) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) no more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a Fund or by companies controlled by the Fund. Such other investment companies may include ETFs, which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries.

Investing in other investment companies is subject to certain risks. Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to be fully invested, there may be potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on Fund shares held directly but also on the investment company shares that a Fund purchases.

In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track as well as to the risks of the specific sector or industry to which the ETF relates. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of other affiliated Columbia Funds, including the Money Market Funds, subject to certain conditions. Investing in affiliated Funds may present certain actual or potential conflicts of interest. For more information about such actual and potential conflicts of interest, see Investment Advisory and Other Services — Other Roles and Relationships of Bank of America and its Affiliates — Certain Conflicts of Interest.

Low and Below Investment Grade Securities

Low and below investment grade securities (below investment grade securities are also known as “junk bonds”) are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by Moody’s), that are below investment grade (e.g., lower than BBB by S&P and Fitch or Baa by Moody’s) or that are unrated but determined by the Advisor to be of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications or similar events, are more speculative in nature than securities with higher ratings and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities generally are issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low and below investment grade securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the judgment of one or more NRSROs, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and (iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities. Low and below investment grade securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Investing in low and below investment grade securities and comparable unrated securities is subject to certain risks. The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, a Fund may be more dependent on the Advisor’s credit analysis with respect to these types of securities than is the case for more highly rated securities.

The market values of certain low and below investment grade securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than are the market value of more highly rated securities. In addition, issuers of low and below investment grade and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default is greater for low and below investment grade and comparable unrated securities than it is for higher rated securities because low and below investment grade securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish a Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating portfolio net asset value; and (ii) sell the securities at fair market value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Many lower-rated securities are not registered for offer and sale to the public under the 1933 Act. Investments in these restricted securities may be determined to be liquid (able to be sold within seven days at approximately the price at which they are valued by a Fund) pursuant to policies approved by the Fund’s Trustees. Investments in illiquid securities, including restricted securities that have not been determined to be liquid, may not exceed 15% of a Fund’s net assets. A Fund is not otherwise subject to any limitation on its ability to invest in restricted securities. Restricted securities may be less liquid than other lower-rated securities, potentially making it difficult to value or sell such securities.

Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (i) bank obligations, including certificates of deposit, time deposits and bankers’ acceptances; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States, foreign countries and supranational entities, and each of their subdivisions, agencies and instrumentalities; (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities. Money market instruments may be structured as fixed-, variable- or floating-rate obligations and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or its instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Mortgage-Backed Securities

Mortgage-backed securities are a type of asset-backed security and represent interests in, or debt instruments backed by, pools of underlying mortgages. In some cases, these underlying mortgages may be insured or guaranteed by the U.S. Government or its agencies. Mortgage-backed securities entitle the security holders to receive distributions that are tied to the payments made on the underlying mortgage collateral (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying mortgage collateral effectively pass through to such security holders. Mortgage-backed securities are created when mortgage originators (or mortgage loan sellers who have purchased mortgage loans from mortgage loan originators) sell the underlying mortgages to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying mortgage loans, and have a minimum denomination and specific term. Mortgage-backed securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Mortgage-backed securities may be issued or guaranteed by GNMA (also known as Ginnie Mae), FNMA (also known as Fannie Mae), or FHLMC (also known as Freddie Mac), but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. Until recently, FNMA and FHLMC were government-sponsored corporations owned entirely by private stockholders. Both issue mortgage-related securities that contain guarantees as to timely payment of interest and principal but that are not backed by the full faith and credit of the U.S. Government. The value of the companies’ securities fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury was authorized to increase the size of home loans that FNMA and FHLMC could purchase in certain residential areas and, until 2009, to lend FNMA and FHLMC emergency funds and to purchase the companies’ stock. More recently, in September 2008, the U.S. Treasury announced that FNMA and FHLMC had been placed in conservatorship by the Federal Housing Finance Agency (FHFA), a newly created independent regulator. In addition to placing the companies in conservatorship, the U.S. Treasury announced three additional steps that it intended to take with respect to FNMA and FHLMC. First, the U.S. Treasury has entered into “Preferred Stock Purchase Agreements” (PSPAs) under which, if the FHFA determines that FNMA’s or FHLMC’s liabilities have exceeded its assets under generally accepted accounting principles, the U.S. Treasury will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the mortgage-backed securities issued by FNMA and FHLMC. Second, the U.S. Treasury established a new secured lending credit facility that is available to FNMA and FHLMC until December 2009. Third, the U.S. Treasury initiated a temporary program to purchase FNMA and FHLMC mortgage-backed securities, which is expected to continue until December 2009. No assurance can be given that the U.S. Treasury initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.

CMOs are debt obligations issued by special-purpose trusts, collateralized by underlying mortgage assets. Principal prepayments on underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

REMICs are entities that own mortgages and elect REMIC status under the Code and, like CMOs, issue debt obligations collateralized by underlying mortgage assets that have characteristics similar to those issued by CMOs.

Investing in mortgage-backed securities is subject to certain risks, including, among others, prepayment, market and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages more quickly than expected, which may affect the security’s average maturity and rate of return. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages also may be affected by home value appreciation, ease of the refinancing process and local economic conditions, among other factors. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities can be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, which in turn may decrease their value. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer, any credit enhancer and/or the underlying mortgage borrower has defaulted on its obligations. Credit risk is increased for mortgage-backed securities that are backed by mortgages to so-called subprime borrowers (who may pose a greater risk of defaulting on their loans) or that are subordinated to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). The more deeply subordinated the security, the greater the credit risk associated with the security will be. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. Government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions.

Municipal Securities

Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Municipal securities can be classified into two principal categories, including “general obligation” bonds and other securities and “revenue” bonds and other securities. General obligation bonds are secured by the issuer’s full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. Municipal securities also may include “moral obligation” securities, which normally are issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the governmental entity that created the special purpose public authority. Municipal securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Municipal securities may include municipal bonds, municipal notes and municipal leases. Municipal bonds are debt obligations of a governmental entity that obligate the municipality to pay the holder a specified sum of money at specified intervals and to repay the principal amount of the loan at maturity.

Municipal notes may be issued by governmental entities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the relevant fiscal period. Municipal notes generally have maturities of one year or less. Municipal notes can be subdivided into two sub-categories: (i) municipal commercial paper and (ii) municipal demand obligations.

Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold, for example, to meet seasonal working capital or interim construction financing needs of a governmental entity or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

Municipal demand obligations can be subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which a Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes generally provide that interest rates are adjustable at intervals ranging from daily to six months.

Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes (but not necessarily for alternative minimum tax purposes). Although there is no secondary market for master demand obligations, such obligations are considered by a Fund to be liquid because they are payable upon demand.

Municipal lease obligations are participations in privately arranged loans to state or local government borrowers. In general, such loans are unrated, in which case they will be determined by the Advisor to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender.

Although lease obligations do not constitute general obligations of the municipal issuer to which the government’s taxing power is pledged, a lease obligation ordinarily is backed by the government’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses that provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a periodic basis. In the case of a “non-appropriation” lease, a Fund’s ability to recover under the lease in the event of non-appropriation or default likely will be limited to the repossession of the leased property in the event that foreclosure proves difficult.

Tender option bonds are municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates that is coupled with the agreement of a third party, such as a bank, broker/dealer or other financial institution, to grant the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. The financial institution receives periodic fees equal to the difference between the municipal security’s coupon rate and the rate that would cause the security to trade at face value on the date of determination.

Investing in municipal securities is subject to certain risks. There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different rates of return while municipal securities of the same maturity and interest rate with different ratings may have the same rate of return.

The payment of principal and interest on most municipal securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

There are particular considerations and risks relevant to investing in a portfolio of a single state’s municipal securities, such as the greater risk of the concentration of portfolio holdings.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes, that have been “packaged” by an intermediary, such as a bank or broker/dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments that are passed through to the holder of the participation interest from the payments made on the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, as an initial purchaser, which are passed through to purchasers in the secondary market, such as a Fund. Mortgage-backed securities are a common type of participation interest. Participation interests may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Loan participations also are a type of participation interest. Loan participations are interests in loans that are administered by a lending bank or agent for a syndicate of lending banks and sold by the bank or syndicate members.

Investing in participation interests is subject to certain risks. Participation interests generally are subject to the credit risk associated with the underlying borrowers. If the underlying borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. A Fund also may be deemed a creditor of the lending bank or syndicate members and be subject to the risk that the lending bank or syndicate members may become insolvent.

Preferred Stock

Preferred stock represents units of ownership of a corporation that frequently have dividends that are set at a specified rate. Preferred stock has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond. Preferred stock may be privately placed or publicly offered. See Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. Shares typically are bought and sold at face values generally ranging from $100,000 to $500,000 per share.

In addition to reinvestment risk if interest rates fall, some specific risks with regard to APS include:

•

Failed auction: A breakdown in the auction process can occur; in the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectuses and typically is influenced by the issuer’s credit rating. In a failed auction, current shareholders generally are unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder generally would hold his or her shares until the next auction. Should there not be subsequent auctions that “cure” the failed process, the shareholder may: (1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or (2) hold securities either indefinitely or in anticipation of the development of a secondary market.

•	Early call risk: APS generally is redeemable at any time, usually upon notice, at the issuer’s option, at par plus accrued dividends.

Investing in preferred stock is subject to certain risks. For example, stock market risk is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and decline based on factors specific to each corporation, such as changes in earnings or management.

Investing in preferred stock also may involve the risks applicable to investing in a particular company. For example, stocks of smaller companies tend to have greater price fluctuations than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Stocks of these companies may have a higher potential for gains but also are subject to greater risk of loss.

Investing in preferred stock also may involve the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ stock to decline.

Private Placement and Other Restricted Securities

Private placement securities are securities that have been privately placed and are not registered under the 1933 Act. They are eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. Private placement and other “restricted” securities often cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale. Asset-backed securities, common stock, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, money market instruments, mortgage-backed securities, municipal securities, participation interests, preferred stock and other types of equity and debt instruments may be privately placed or restricted securities.

Private placements typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited investors (as defined in Rule 501(a) under the 1933 Act), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Investing in private placement and other restricted securities is subject to certain risks. Private placements may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value due to the absence of a trading market.

Real Estate Investment Trusts and Master Limited Partnerships

REITs are entities that either own properties or make construction or mortgage loans and also may include operating or finance companies. An equity REIT generally holds equity positions in real estate and seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage REIT generally specializes in lending money to owners of properties and passes through any interest income it may earn to its shareholders.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and the oil and gas industries, but they also may finance motion pictures, research and development and other projects.

REITs are subject to certain risks associated with direct ownership of real estate, including, for example, declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs also may be subject to interest rate risk. In general, increases in interest rates will decrease the value of high-yield securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for preferential tax treatment under the Code, which could adversely affect dividend payments. REITs also may not be diversified.

Investing in master limited partnerships generally is subject to the risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. Additional risks include those associated with the specific industries in which a master limited partnership invests, such as the risks associated with investing in the real estate or oil and gas industries.

Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing a Fund’s cost plus interest). Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase. A Fund typically will enter into repurchase agreements only with commercial banks, registered broker/dealers and the Fixed Income Clearing Corporation. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest. Repurchase agreements generally are subject to counterparty risk.

If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale are less than the resale price provided in the repurchase agreement including interest. In the event that a counterparty fails to perform because it is insolvent or otherwise subject to insolvency proceedings against it, a Fund’s right to take possession of the underlying securities would be subject to applicable insolvency law and procedure, including an automatic stay (which would preclude immediate enforcement of a Fund’s rights) and exemptions thereto (which would permit a Fund to take possession of the underlying securities or to void a repurchase agreement altogether). Since it is possible that an exemption from the automatic stay would not be available, a Fund might be prevented from immediately enforcing its rights against the counterparty. Accordingly, if a counterparty becomes insolvent or otherwise subject to insolvency proceedings against it, a Fund may incur delays in or be prevented from liquidating the underlying securities and could experience losses, including the possible decline in value of the underlying securities during the period in which a Fund seeks to enforce its rights thereto, possible subnormal levels of income or lack of access to income during such time, as well as the costs incurred in enforcing a Fund’s rights. For example, if a Fund enters into a repurchase agreement with a broker that becomes insolvent, it is possible for the Securities Investor Protection Corporation (SIPC) to institute a liquidation proceeding in federal court against the broker counterparty which could lead to a foreclosure by SIPC of the underlying securities or SIPC may stay, or preclude, a Fund’s ability under contract to terminate the repurchase agreement.

Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund sells a security subject to the obligation of a buyer to resell and a Fund to repurchase such security at a fixed time and price. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Standby Commitments

Standby commitments are securities under which a purchaser, usually a bank or broker/dealer, agrees to purchase, for a fee, an amount of a Fund’s municipal obligations. The amount payable by a bank or broker/dealer to purchase securities subject to a standby commitment typically will be substantially the same as the value of the underlying municipal securities. A Fund may pay for standby commitments either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a commitment.

Using standby commitments is subject to certain risks. Standby commitments are subject to the risk that a counterparty will not fulfill its obligation to purchase securities subject to a standby commitment.

Stripped Securities

Stripped securities are securities that evidence ownership in either the future interest or principal payments on an instrument. There are many different types and variations of stripped securities. For example, Separate Trading of Registered Interest and Principal Securities (STRIPs) can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through DTC, a clearing agency registered pursuant to Section 17A of the 1934 Act and created to hold securities for its participants, and to facilitate the clearance and settlement of securities transactions between participants through electronic computerized book-entries, thereby eliminating the need for physical movement of certificates. Treasury Investor Growth Receipts (TIGERs) are U.S. Treasury securities stripped by brokers. Stripped mortgage-backed securities, or SMBS, also can be issued by the U.S. Government or its agencies. Stripped securities may be structured as fixed-, variable- or floating-rate obligations. See Permissible Fund Investments — Variable- and Floating-Rate Obligations for more information.

SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common types of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.

Investing in stripped securities is subject to certain risks. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail fully to recoup its initial investment in such securities. The market value of the class consisting primarily or entirely of principal payments can be especially volatile in response to changes in interest rates. The rates of return on a class of SMBS that receives all or most of the interest are generally higher than prevailing market rates of return on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a greater risk that the initial investment will not be recouped fully.

U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government. U.S. Government and related obligations may be structured as fixed-, variable- or floating-rate obligations. See Permissible Fund Investments — Variable- and Floating-Rate Obligations for more information.

For Federal Securities Fund VS and Money Market Fund VS only, U.S. Government obligations also include senior unsecured debt securities issued between October 14, 2008 and June 30, 2009 by eligible issuers (including U.S. depository institutions insured by the FDIC and certain affiliates, U.S. bank holding companies and certain U.S. savings and loan holding companies) that are guaranteed by the FDIC under its Temporary Liquidity Guarantee Program (the TLGP). The FDIC’s guarantee under the TLGP will expire upon the earlier of (i) maturity of such security or (ii) June 30, 2012. It is the view of the FDIC and the staff of the Securities and Exchange Commission that any debt security that is guaranteed by the FDIC under the TLGP and that has a maturity that ends on or before June 30, 2012 would be a security exempt from registration under Section 3(a)(2) of the Securities Act of 1933 because such security would be fully and unconditionally guaranteed by the FDIC.

Investing in securities guaranteed under the TLGP is subject to certain risks. Given that there is no track record for securities guaranteed under the TLGP, it is uncertain whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread and it is uncertain whether the secondary market for such securities will continue to be liquid. The TLGP is a new program that is subject to change. In order to collect from the FDIC under the TLGP, a claims process must be followed. Failure to follow the claims process could result in a loss to the right to payment under the guarantee. In addition, guarantee payments by the FDIC under the TLGP may be delayed.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved limited risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable- and Floating-Rate Obligations

Variable- and floating-rate obligations provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable, or floating, rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula. Asset-backed securities, bank obligations, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, money market instruments, mortgage-backed securities, municipal securities, participation interests, stripped securities, U.S. Government and related obligations and other types of debt instruments may be structured as variable- and floating-rate obligations.

Investing in variable- and floating-rate obligations is subject to certain risks. Variable- and floating-rate obligations may involve direct lending arrangements between the purchaser and the issuer and there may be no active secondary market, making it difficult to resell such obligations to a third party. Variable- and floating-rate obligations also may be subject to interest rate and credit risks. Changes in interest rates can affect the rate of return on such obligations. If an issuer of a variable- or floating-rate obligation defaults, a Fund could sustain a loss to the extent of such default.

Warrants and Rights

Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock.

Warrants and rights may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights, such as when there is no movement in the market price or the market price of such securities declines.

When-Issued, Delayed Delivery and Forward Commitment Transactions

When-issued, delayed delivery and forward commitment transactions involve the purchase or sale of securities by a Fund, with payment and delivery taking place in the future. When engaging in when-issued, delayed delivery and forward commitment transactions, a Fund typically will hold cash or liquid securities in a segregated account in an amount equal to or greater than the purchase price. The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that a Fund agrees to purchase the securities. A Fund generally will enter into when-issued, delayed delivery and forward commitment transactions only with the intention of completing such transactions. However, the Advisor may determine not to complete a transaction if it deems it appropriate. In such cases, a Fund may realize short-term gains or losses.

When-issued, delayed delivery and forward commitment transactions involve the risks that the securities purchased may fall in value by the time they actually are issued or that the other party may fail to honor the contract terms. A Fund that invests in delayed delivery securities may rely on a third party to complete the transaction. Failure by a third party to deliver a security purchased on a delayed delivery basis may result in a financial loss to a Fund or the loss of an opportunity to make an alternative investment.

Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

Zero-coupon, pay-in-kind and step-coupon securities are types of debt instruments that do not necessarily make payments of interest in fixed amounts or at fixed intervals. Asset-backed securities, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, mortgage-backed securities, municipal securities, participation interests, stripped securities, U.S. Government and related obligations and other types of debt instruments may be structured as zero-coupon, pay-in-kind and step-coupon securities.

Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. These securities include, among others, zero-coupon bonds, which either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGERs or STRIPS. Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages are generally structured in the same fashion as zero-coupon bonds; the certificate of deposit holder or mortgage holder receives face value at maturity and no payments until then.

Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or to give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Zero-coupon, step-coupon and pay-in-kind securities holders generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.

Investing in zero-coupon, pay-in-kind and step-coupon securities is subject to certain risks, including that market prices of zero-coupon, pay-in-kind and step-coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

Because zero-coupon securities bear no interest, they are volatile. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than interest paying bonds.

Borrowings

Each Fund has a fundamental policy with respect to borrowing that can be found under the heading About the Funds’ Investments — Fundamental and Non-Fundamental Investment Policies. Specifically, each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds. In general, pursuant to the 1940 Act, a Fund may borrow money only from banks in an amount not exceeding 33    1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount must be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33    1/3% limitation.

The Funds participate in a committed line of credit (Line of Credit). Any advance under the Line of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely sale of portfolio securities.

Pursuant to an exemptive order from the SEC, the Funds may, subject to certain conditions, borrow money from other funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Short Sales

A Fund will sometimes sell securities short when it owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.” If a Fund makes a short sale “against the box,” it would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by a Fund, because a Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

Short sales “against the box” entail many of the same risks and considerations described above regarding short sales not “against the box.” However, when a Fund sells short “against the box” it typically limits the amount of securities that it has leveraged. A Fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the Advisor believes that the price of a security may decline, causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for such security. In such case, any future losses in a Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities a Fund owns, either directly or indirectly, and, in the case where a Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. Short sales may have adverse tax consequences to a Fund and its shareholders.

Subject to its fundamental and non-fundamental investment policies, a Fund may engage in short sales that are not “against the box,” which are sales by a Fund of securities or commodity futures contracts that it does not own in hopes of purchasing the same security at a later date at a lower price. The technique is also used to protect a profit in a long-term position in a security or commodity futures contract. To make delivery to the buyer, a Fund must borrow or purchase the security. If borrowed, a Fund is then obligated to replace the security borrowed from the third party, so a Fund must purchase the security at the market price at a later time. If the price of the security has increased during this time, then a Fund will incur a loss equal to the increase in price of the security from the time of the short sale plus any premiums and interest paid to the third party. (Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.)

Short sales by a Fund that are not made “against the box” create opportunities to increase a Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Because a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, a Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest a Fund may be required to pay in connection with the short sale. Short sales could potentially involve unlimited loss, as the market price of securities sold short may continually increase, although a Fund can mitigate any such losses by replacing the securities sold short. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales. There is also the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund.

A Fund’s successful use of short sales also will be subject to the ability of the Advisor to predict movements in the directions of the relevant market. A Fund therefore bears the risk that the Advisor will incorrectly predict future price directions. In addition, if a Fund sells a security short, and that security’s price goes up, a Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that a Fund will not incur significant losses in such a case.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless a Fund’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

Lending Securities

Securities lending refers to the lending of a Fund’s portfolio securities. Subject to its investment policies described above and in the prospectuses, a Fund may make secured loans of its portfolio securities to broker/dealers and other institutional investors. Securities loans by a Fund are made pursuant to agreements that require that loans be secured continuously by collateral in cash. A Fund retains all or a portion of the income received on investment of cash collateral. A borrower will pay to a Fund an amount equal to any dividends or interest received on securities loaned, but the borrower typically will receive a portion of the income earned on investments of cash collateral. Although voting rights, or rights to consent, with respect to loaned securities pass to a borrower, a Fund retains the right to call the loans at any time on reasonable notice, and may do so in order to vote upon matters affecting, or to sell, the loaned securities.

A Fund typically invests the cash collateral it receives in connection with its securities lending program directly or indirectly in high quality, short-term investments. A Fund may invest some or all of the cash collateral in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by a Fund’s securities lending agent or its affiliates. The securities lending agent shares in any income resulting from the investment of cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliate) and a Fund with respect to the management of such cash collateral.

Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default. There also is a risk of possible delay in the recovery of loaned securities or possible loss of rights in the collateral if a borrower fails financially.

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

For each Fund’s portfolio turnover rate, see the Fees and Expenses of the Fund — Portfolio Turnover section in the prospectuses for that Fund.

Disclosure of Portfolio Information

The Board has adopted policies and procedures with respect to the disclosure of the Columbia Funds’ portfolio holdings. These policies and procedures are designed to ensure that disclosure of information regarding the Columbia Funds’ portfolio securities is in the best interests of Columbia Fund shareholders and to address conflicts between the interests of Columbia Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Columbia Fund, on the other. These policies and procedures provide that Columbia Funds portfolio holdings information generally may not be disclosed to any party prior to the earlier of: (i) the business day next following the posting of such information on the Columbia Funds’ website, if applicable, or (ii) the time a Columbia Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The Board is updated as needed regarding compliance with these policies and procedures. The policies and procedures prohibit the Advisor and the Columbia Funds’ other service providers from entering into any agreement to disclose Columbia Fund portfolio holdings information in exchange for any form of consideration. These policies and procedures apply to all categories of Columbia Funds and include some variations tailored to the different categories of Columbia Funds. Accordingly, some of the provisions described below do not apply to the Columbia Fund(s) covered by this SAI. The Advisor also has adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Public Disclosures

The Columbia Funds’ portfolio holdings are currently disclosed to the public through required filings with the SEC and on the Columbia Funds’ website. This information is available on the Columbia Funds’ website as described below.

•

For equity, convertible, balanced and asset allocation funds, other than small-cap and specialty Columbia Funds, a complete list of portfolio holdings as of a month-end is posted approximately 15 calendar days after such month-end.

•

For small-cap and specialty Columbia Funds and those Columbia Funds that are sub-advised by Marsico and Brandes, sub-advisors for certain Columbia Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.

•	For fixed income funds, a complete list of portfolio holdings as of a fiscal quarter-end is posted approximately 60 calendar days after such quarter-end.

•	For Columbia Money Market Funds, a complete list of portfolio holdings as of a month-end is posted approximately 5 business days after such month-end.

Certain Columbia Funds also disclose their largest holdings, as a percent of the market values of the Columbia Funds’ portfolios, as of a month-end on their website, generally within 15 calendar days after such month-end. In general, the equity Columbia Funds post their largest 10-15 holdings, the balanced Columbia Funds post their largest 5 equity holdings, and certain fixed income Columbia Funds post their largest 5-15 holdings (by security or issuer).

The Advisor may also disclose more current portfolio holdings information as of specified dates on the Columbia Funds’ website.

The scope of the information that is made available on the Columbia Funds’ website pursuant to the Columbia Funds’ policies relating to a Columbia Fund’s portfolio may change from time to time without prior notice.

The Columbia Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Columbia Fund’s fiscal year). Shareholders may obtain each Columbia Fund’s Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov, a link to which is provided on the Columbia Funds’ website. In addition, each Columbia Fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 202.551.8090 for information about the SEC’s website or the operation of the public reference room.

The Columbia Funds, the Advisor and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Columbia Funds’ website or no earlier than the time a Columbia Fund files such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Columbia Funds’ policies and procedures provide that no disclosures of the Columbia Funds’ portfolio holdings may be made prior to the portfolio holdings information being made public unless (i) the Columbia Funds have a legitimate business purpose for making such disclosure, (ii) the Columbia Funds’ President authorizes such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Advisor; (ii) any conflicts of interest between the interests of Columbia Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Columbia Fund, on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that otherwise is unlawful.

In addition, the Columbia Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the Columbia Funds with their day-to-day business affairs. In addition to the Advisor and its affiliates, these service providers include each Columbia Fund’s sub-advisor(s) (if any), the Columbia Funds’ custodian, sub-custodians, independent registered public accounting firm, legal counsel, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Columbia Funds. The Columbia Funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Columbia Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Columbia Funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Columbia Funds’ President. These special arrangements are described in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Standard & Poor’s	None	Use to maintain ratings for certain Money Market Funds.	Weekly

InvestorTools, Inc.	None	Access granted solely for the purpose of testing back office conversion of trading systems.	Real time

ING Insurance Company	None	Access granted for specific Columbia Funds for ING’s creation of client/shareholder materials. ING may not distribute materials until the holdings information is made public.	Quarterly

Glass-Lewis & Co.	None	Access in connection with testing the firm’s proxy services.	Daily

CMS Bondedge	None	Access when assisting in resolving technical difficulties with application used by the Advisor’s Fixed Income Portfolio Management team as an analytical and trading tool.	Ad hoc

Linedata Services, Inc.	None	Access when assisting in resolving technical difficulties with the software for the LongView Trade Order Management System.	Ad hoc

JP Morgan	None	Access to provide the Advisor’s High Yield portfolio management team with peer group analysis reports for purposes of analyzing the portfolio.	Monthly

Malaspina Communications	None	Use to facilitate writing, publishing and mailing of Columbia Fund shareholder reports and communications including shareholder letters and management’s discussion of Columbia Fund performance.	Quarterly

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Evare LLP	None	Use for standardizing and reformatting data according to the Advisor’s specifications for use in the reconciliation process.	Daily

Factset Research Data Systems, Inc.	None	Use for provision of quantitative analytics, charting and fundamental data to the Advisor, and Marsico, sub-advisor to certain Columbia Funds.	Daily

RR Donnelley/WE Andrews	None	Access as printers for the Columbia Funds’ prospectuses, supplements, SAIs, fact sheets and brochures.	Monthly

Merrill Corporation	None	Use to provide fulfillment of the Columbia Funds’ prospectuses, supplements, SAIs and sales materials.	Monthly

Citigroup	None	Access when assisting in resolving technical difficulties with Yield Book, an analytic software program that the Advisor uses to perform ongoing risk analysis and management of certain fixed income Columbia Funds and fixed income separately managed accounts.	Daily

Institutional Shareholder Services (ISS)	None	Proxy voting administration and research on proxy matters utilized by MacKay Shields LLC, sub-advisor to certain Columbia Funds.	Daily

Cogent Consulting LLC	None	Utilized by Marsico, sub-advisor for certain Columbia Funds, to facilitate the evaluation of commission rates and to provide flexible commission reporting.	Daily

Moody’s	None	Ongoing portfolio surveillance for ratings it maintains on the Money Market Funds.	Monthly

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Kynex	None	Use to provide portfolio attribution reports.	Daily

Bowne & Co.	None	Use for printing of the following materials: prospectuses, supplements and SAIs.	Monthly/ quarterly

Bloomberg	None	Use for portfolio analytics.	Daily

Barclays Point	None	Use for analytics including risk and attribution assessment.	Daily

Broadridge Financial Solutions, Inc.	None	Proxy voting and research utilized by Marsico, sub-advisor to certain Columbia Funds.	Daily

Investment Technology Group, Inc. (ITG, formerly known as Macgregor)	None	Order management system utilized by Marsico, sub-advisor for certain Columbia Funds that stores trading data and is used for trading and compliance purposes.	Ad hoc

Advent/AXP	None	Portfolio accounting system utilized by Marsico, sub-advisor to certain Columbia Funds, for both portfolio accounting and internal recordkeeping purposes.	Ad hoc

Investment Technology Group, Inc. (ITG, formerly known as Plexus Group)	None	Evaluation and assessment of trading activity, execution and practices by the Advisor.	Five days after quarter-end

BANA and State Street	None	Credit analysis performed by lenders.	Ad hoc

State Street	None	Use to provide custodian services.	Real time

Lipper, Inc.	None	Use to create metrics for board and executive management reporting, product and marketing analysis, and fund performance.	Daily

Morningstar, Inc.	None	Use for independent research and ranking of Columbia Funds.	Daily

INVESTMENT ADVISORY AND OTHER SERVICES

The Advisor and Investment Advisory Services

The Advisor (which is also the Administrator) has been a registered investment advisor since 1995. The Advisor is a wholly owned subsidiary of Columbia Management Group, LLC, which is the primary investment division of Bank of America. The Advisor and Columbia Management Group, LLC are located at 100 Federal Street, Boston MA 02110.

Services Provided

Under the Investment Advisory Agreements, the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Investment Advisory Agreements, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor’s own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

In rendering investment advisory services for all funds except Federal Securities Fund VS, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. Columbia Management Pte. Ltd. is not registered with the SEC as an investment advisor under the Investment Advisers Act of 1940, as amended. Columbia Management Pte. Ltd. has entered into a Memorandum of Understanding (MOU) with the Advisor pursuant to which Columbia Management Pte. Ltd. is considered a “participating affiliate” of the Advisor as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisors to use portfolio management or research resources of advisory affiliates subject to the supervision of a registered investment advisor. Investment professionals from Columbia Management Pte. Ltd. may render portfolio management or research services to clients of the Advisor, including the Funds, under the MOU, and are subject to supervision by the Advisor.

The Investment Advisory Agreements may be terminated with respect to a Fund at any time on 60 days’ written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Investment Advisory Agreements will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually (i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust, except for the Chief Compliance Officer, a portion of whose salary is paid by the Columbia Funds. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing Fund prospectuses to shareholders. The Distributor pays the cost of printing and distributing all other prospectuses.

The Advisor, at its own expense, provides office space, facilities and supplies, equipment and personnel for the performance of its functions under each Fund’s Investment Advisory Agreement and pays all compensation of the Trustees, officers and employees who are employees of the Advisor.

Each Fund’s Investment Advisory Agreement provides that neither the Advisor nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of the Fund for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by the Advisor of its duties under the Investment Advisory

Agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Investment Advisory Agreement.

Under the Investment Advisory Agreements, or in the case of the Asset Allocation Fund VS, Federal Securities Fund VS, Large Cap Growth Fund VS, Money Market Fund VS, Select Large Cap Growth Fund VS, Small Company Growth Fund VS and Value and Restructuring Fund VS an Administration Agreement, with the Trust, the Advisor provides each Fund with administrative services, excluding investment advisory services. Specifically, the Advisor is responsible for preparing financial statements, providing office space and equipment in connection with the maintenance of the headquarters of the Trust, preparing and filing required reports and tax returns, arrangements for meetings, maintenance of the Trust’s corporate books and records, communication with shareholders, providing internal legal services and oversight of custodial, accounting and other services provided to the Funds by others. The Investment Advisory Agreements or Administration Agreement provides that the Advisor may, in its discretion, arrange for administrative services to be provided to the Trust by any of its affiliates.

The overall investment activities of the Advisor and its affiliates may limit the investment opportunities for a Fund in certain markets in which limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, a Fund’s activities also may be restricted because of regulatory restrictions applicable to the Advisor and its affiliates, and/or their internal policies. Nordea Investment Management North America, Inc. (NIMNAI), which is located at 437 Madison Avenue, 22nd Floor, New York, New York 10022, serves as an investment sub-advisor for Asset Allocation Fund VS. NIMNAI, a registered investment advisor since 2001, is an indirect, wholly owned subsidiary of Nordea Bank AB, one of Scandinavia’s leading financial institutions. NIMNAI’s investment decisions for the Asset Allocation Fund VS are made by an investment team. NIMNAI offers a range of equity investment products and services to institutional clients, including private and public retirement funds, unions, endowments, foundations, and insurance companies, as well as to mutual fund sponsors on a sub-advisory basis.

Under the sub-advisory agreement with the Advisor and the Trust, on behalf of Asset Allocation Fund VS, NIMNAI manages the portion of the Fund’s assets allocated to foreign securities, as determined by the Advisor, in accordance with the investment goal, policies and limitations of the Fund. For the services rendered by NIMNAI under the sub-advisory agreement, the Advisor pays NIMNAI a monthly fee at the annual rate of 0.40% of the average daily net asset value of the portion of the Fund’s assets managed by NIMNAI. Any liability of NIMNAI to the Trust, Asset Allocation Fund VS and/or Asset Allocation Fund VS shareholders is limited to situations involving NIMNAI’s own willful misfeasance, bad faith or gross negligence in the performance of its duties. In addition to the services provided by NIMNAI to Asset Allocation Fund VS, NIMNAI also provides sub-advisory and other services and facilities to other investment companies.

Advisory Fee Rates and Fees Paid

Each Fund pays the Advisor an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreement, and as shown in the section entitled Fees and Expenses of the Fund — Annual Fund Operating Expenses in each Fund’s prospectuses. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The Advisor also may pay amounts from its own assets to the Distributor and/or to selling and/or servicing agents for services they provide.

The Advisor received fees from each Fund for its services as reflected in the following chart, which shows the advisory fees paid to the Advisor and the advisory fees waived/reimbursed by the Advisor, where applicable, for the three most recently completed fiscal years.

Advisory Fees Paid by the Funds

Fund	Fiscal Year Ended December 31, 2009	Fiscal Year Ended December 31, 2008	Fiscal Year Ended December 31, 2007
Asset Allocation Fund VS
Advisory Fee Paid	$537,790	$775,428	$1,039,334
Amount Waived/Reimbursed by the Advisor	237,344	198,231	195,774
Federal Securities Fund VS
Advisory Fee Paid	$326,611	$446,968	$538,837
Amount Waived/Reimbursed by the Advisor	121,108	16,322	—
International Fund VS
Advisory Fee Paid	$192,168	$327,421	$527,170
Amount Waived/Reimbursed by the Advisor	193,696	201,414	223,141
Large Cap Growth Fund VS
Advisory Fee Paid	$275,301	$410,091	$564,072
Amount Waived/Reimbursed by the Advisor	77,195	66,363	37,750
Large Cap Value Fund VS
Advisory Fee Paid	$780,942	$1,253,887	$1,962,574
Amount Waived/Reimbursed by the Advisor	151,668	133,770	182,160
Mid Cap Value Fund VS
Advisory Fee Paid	$116,569	$200,899	$306,992
Amount Waived/Reimbursed by the Advisor	118,162	34,397	—
Money Market Fund VS
Advisory Fee Paid	$516,806	$625,864	$694,498
Amount Waived/Reimbursed by the Advisor	352,146	312,740	307,255
500 Index Fund VS
Advisory Fee Paid	$44,766	$69,876	$100,135
Amount Waived/Reimbursed by the Advisor	154,464	118,431	59,022
Select Large Cap Growth Fund VS(a)
Advisory Fee Paid	$27,681	$8,687	N/A
Amount Waived/Reimbursed by the Advisor	137,152	77,742	N/A
Small Cap Value Fund VS
Advisory Fee Paid	$2,971,191	$3,348,779	$3,669,622
Amount Waived/Reimbursed by the Advisor	0	0	—
Small Company Growth Fund VS
Advisory Fee Paid	$211,514	$328,042	$457,017
Amount Waived/Reimbursed by the Advisor	121,222	70,828	87,029

Fund	Fiscal Year Ended December 31, 2009	Fiscal Year Ended December 31, 2008	Fiscal Year Ended December 31, 2007
Strategic Income Fund VS
Advisory Fee Paid	$420,447	$555,924	$683,455
Amount Waived/Reimbursed by the Advisor	172,029	0	—
Value and Restructuring Fund VS(a)
Advisory Fee Paid	$20,547	$6,637	N/A
Amount Waived/Reimbursed by the Advisor	141,688	70,872	N/A

(a)	The Fund commenced operations on September 2, 2008.

Portfolio Manager(s)

The following provides additional information about the portfolio manager(s) of the Advisor who are responsible for making the day-to-day investment decisions for the Funds. As described in the Management of the Fund — Primary Service Providers section of each Fund’s prospectuses, the portfolio manager(s) of the Advisor who are responsible for the Funds are:

Portfolio Manager(s) of the Advisor

Portfolio Manager	Fund
Alfred F. Alley, III	500 Index Fund VS
Anwiti Bahuguna	Asset Allocation Fund VS
Stephen D. Barbaro	Small Cap Value Fund VS
Jonathan P. Carlson	Federal Securities Fund VS
Richard A. Carter	Select Large Cap Growth Fund VS
Fred Copper	International Fund VS
Kevin L. Cronk	Strategic Income Fund VS
Cheryl D’Hollander	500 Index Fund VS
Paul J. DiGiacomo	International Fund VS
Daniele M. Donahoe	Small Company Growth Fund VS
Lori J. Ensinger	Large Cap Value Fund VS Mid Cap Value Fund VS
Thomas M. Galvin	Select Large Cap Growth Fund VS
Todd D. Herget	Select Large Cap Growth Fund VS
David I. Hoffman	Large Cap Value Fund VS Mid Cap Value Fund VS
Jasmine (Weili) Huang	International Fund VS
Jeremy Javidi	Small Cap Value Fund VS
Colin Moore	Asset Allocation Fund VS
Jon Michael Morgan	Small Company Growth Fund VS
Daisuke Nomoto	International Fund VS
Laura A. Ostrander	Strategic Income Fund VS
Kent M. Peterson	Asset Allocation Fund VS
Guy W. Pope	Value and Restructuring Fund VS
Noah J. Petrucci	Large Cap Value Fund VS Mid Cap Value Fund VS
Christian Pineno	Small Company Growth Fund VS

Portfolio Manager	Fund
Marie M. Schofield	Asset Allocation Fund VS
J. Nicholas Smith	Value and Restructuring Fund VS
Diane L. Sobin	Large Cap Value Fund VS Mid Cap Value Fund VS
Roger R. Sullivan	Large Cap Growth Fund VS
David J. Williams	Value and Restructuring Fund VS
John T. Wilson	Large Cap Growth Fund VS

Compensation

As of the Funds’ most recent fiscal year end, the Advisor’s portfolio managers received all of their compensation from the Advisor and its parent company, Columbia Management Group, LLC, in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager’s three and five year performance. The Advisor also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Performance Benchmarks

Asset Allocation Fund VS

Portfolio Managers	Performance Benchmarks	Peer Group
Anwiti Bahuguna	Standard & Poor’s 500® Index Barclays Capital U.S. Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Moderate Funds Variable Underlying Funds (VUF) Classification

Colin Moore	Standard & Poor’s 500® Index Barclays Capital U.S. Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Moderate Funds Variable Underlying Funds (VUF) Classification

Kent M. Peterson	Standard & Poor’s 500® Index Barclays Capital U.S. Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Moderate Funds Variable Underlying Funds (VUF) Classification

Marie M. Schofield	Standard & Poor’s 500® Index Barclays Capital U.S. Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Moderate Funds Variable Underlying Funds (VUF) Classification

Federal Securities Fund VS

Portfolio Manager	Performance Benchmark	Peer Group
Jonathan P. Carlson	Citigroup Government/Mortgage Bond Index	Lipper General U.S. Government Variable Underlying Funds (VUF) Classification

International Fund VS

Portfolio Managers	Performance Benchmark	Peer Group
Fred Copper	Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index	Lipper International Core Funds Variable Underlying Funds (VUF) Classification

Paul J. DiGiacomo	Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index	Lipper International Core Funds Variable Underlying Funds (VUF) Classification

Jasmine (Weili) Huang	Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index	Lipper International Core Funds Variable Underlying Funds (VUF) Classification

Daisuke Nomoto	Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index	Lipper International Core Funds Variable Underlying Funds (VUF) Classification

Large Cap Growth Fund VS

Portfolio Managers	Performance Benchmark	Peer Group
Roger R. Sullivan	Russell 1000 Growth Index	Lipper Large Cap Growth Funds Variable Underlying Funds (VUF) Classification

John T. Wilson	Russell 1000 Growth Index	Lipper Large Cap Growth Funds Variable Underlying Funds (VUF) Classification

Large Cap Value Fund VS

Portfolio Managers	Performance Benchmark	Peer Group
Lori J. Ensinger	Russell 1000 Value Index	Lipper Large-Cap Value Funds Variable Underlying Funds (VUF) Classification

David I. Hoffman	Russell 1000 Value Index	Lipper Large-Cap Value Funds Variable Underlying Funds (VUF) Classification

Noah J. Petrucci	Russell 1000 Value Index	Lipper Large-Cap Value Funds Variable Underlying Funds (VUF) Classification

Diane L. Sobin	Russell 1000 Value Index	Lipper Large-Cap Value Funds Variable Underlying Funds (VUF) Classification

Mid Cap Value Fund VS

Portfolio Managers	Performance Benchmark	Peer Group
Lori J. Ensinger	Russell Midcap Value Index	Lipper Mid-Cap Value Funds Variable Underlying Funds (VUF) Classification

David I. Hoffman	Russell Midcap Value Index	Lipper Mid-Cap Value Funds Variable Underlying Funds (VUF) Classification

Noah J. Petrucci	Russell Midcap Value Index	Lipper Mid-Cap Value Funds Variable Underlying Funds (VUF) Classification

Diane L. Sobin	Russell Midcap Value Index	Lipper Mid-Cap Value Funds Variable Underlying Funds (VUF) Classification

500 Index Fund VS

Portfolio Managers	Performance Benchmark	Peer Group
Cheryl D’Hollander	Standard & Poor’s 500® Index	Lipper S&P 500® Index Objective Funds Variable Underlying Funds (VUF) Classification

Alfred F. Alley, III	Standard & Poor’s 500® Index	Lipper S&P 500® Index Objective Funds Variable Underlying Funds (VUF) Classification

Select Large Cap Growth Fund VS

Portfolio Managers	Performance Benchmark	Peer Group
Thomas M. Galvin	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Variable Underlying Funds (VUF) Classification

Richard A. Carter	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Variable Underlying Funds (VUF) Classification

Todd D. Herget	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Variable Underlying Funds (VUF) Classification

Small Cap Value Fund VS

Portfolio Managers	Performance Benchmark	Peer Group
Stephen D. Barbaro	Russell 2000 Value Index	Lipper Small-Cap Value Funds Variable Underlying Funds (VUF) Classification

Jeremy Javidi	Russell 2000 Value Index	Lipper Small-Cap Value Funds Variable Underlying Funds (VUF) Classification

Small Company Growth Fund VS

Portfolio Managers	Performance Benchmark	Peer Group
Christian Pineno	Russell 2000 Growth Index	Lipper Small-Cap Growth Funds Variable Underlying Funds (VUF) Classification

Daniele M. Donahoe	Russell 2000 Growth Index	Lipper Small-Cap Growth Funds Variable Underlying Funds (VUF) Classification

Jon Michael Morgan	Russell 2000 Growth Index	Lipper Small-Cap Growth Funds Variable Underlying Funds (VUF) Classification

Strategic Income Fund VS

Portfolio Managers	Performance Benchmark	Peer Group
Kevin L. Cronk	Barclays Capital Government/Credit Bond Index Blended Benchmark*	Lipper General Bond Funds Variable Underlying Funds (VUF) Classification

Laura A. Ostrander	Barclays Capital Government/Credit Bond Index Blended Benchmark*	Lipper General Bond Funds Variable Underlying Funds (VUF) Classification

*	A custom composite established by the Advisor, consisting of a 35% weighting of the Barclays Capital Aggregate Bond Index, a 35% weighting of the JPMorgan Global High Yield Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond Index -Unhedged and a 15% weighting of the JPMorgan EMBI Global Diversified Index.

Value and Restructuring Fund VS

Portfolio Managers	Performance Benchmark	Peer Group
David J. Williams	Russell 1000 Value Index S&P 500® Index	Lipper Multi-Cap Value Funds Variable Underlying Funds (VUF) Classification

Guy W. Pope	Russell 1000 Value Index S&P 500® Index	Lipper Multi-Cap Value Funds Variable Underlying Funds (VUF) Classification

J. Nicholas Smith	Russell 1000 Value Index S&P 500® Index	Lipper Multi-Cap Value Funds Variable Underlying Funds (VUF) Classification

The size of the overall bonus pool each year is determined by Columbia Management Group, LLC and depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor’s profitability for the year, which is largely determined by assets under management.

Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the portfolio manager(s) of the Advisor managed, as of December 31, 2009.

Other Accounts Managed by the Portfolio Manager(s)

Asset Allocation Fund VS

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Managers	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Anwiti Bahuguna	16	$2.0 billion	26	$2.2 billion	22	$288.7 million
Colin Moore	18	$3.54 billion	26	$2.2 billion	21	$292 million
Kent M. Peterson	16	$2.0 billion	26	$2.2 billion	19	$288 million
Marie M. Schofield	16	$2.0 billion	26	$2.2 billion	16	$288 million

Federal Securities Fund VS

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Manager	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Jonathan P. Carlson	4	$3.82 billion	11	$2.94 billion	131	$2.13 billion

International Fund VS

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Managers	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Fred Copper	9	$2.2 billion	4	$674.2 million	26	$86.5 million
Paul J. DiGiacomo	5	$754.9 million	2	$587.9 million	15	$430,000
Jasmine (Weili) Huang	8	$1.4 billion	4	$674.2 million	4	$200,000
Daisuke Nomoto	6	$782.7 million	3	$613.3 million	2	$200,000

Large Cap Growth Fund VS

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Managers	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Roger R. Sullivan	4	$1.5 billion	1	$300 million	19	$350 million
John T. Wilson	4	$1.5 billion	1	$300 million	19	$350 million

Large Cap Value Fund VS

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Managers	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Lori J. Ensinger	11	$7.52 billion	2	$388.6 million	4,735	$2.6 billion
David I. Hoffman	11	$7.52 billion	2	$388.6 million	4,741	$2.6 billion
Noah J. Petrucci	11	$7.52 billion	2	$388.6 million	4,741	$2.6 billion
Diane L. Sobin	11	$7.52 billion	2	$388.6 million	4,746	$2.6 billion

Mid Cap Value Fund VS

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Managers	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Lori J. Ensinger	11	$7.61 billion	2	$388.6 million	4,735	$2.6 billion
David I. Hoffman	11	$7.61 billion	2	$388.6 million	4,741	$2.6 billion
Noah J. Petrucci	11	$7.61 billion	2	$388.6 million	4,741	$2.6 billion
Diane L. Sobin	11	$7.61 billion	2	$388.6 million	4,746	$2.6 billion

500 Index Fund VS

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Managers	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Cheryl D’Hollander	3	$5.9 billion	1	$115 million	11	$3.7 billion
Alfred F. Alley, III	3	$5.9 billion	3	$111.18 million	7	$93.81 million

Select Large Cap Growth Fund VS

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Managers	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Thomas M. Galvin	1	$1.9 billion	1	$40 million	2,300	$1.0 billion
Richard A. Carter	1	$1.9 billion	1	$43 million	2,294	$1.3 billion
Todd D. Herget	1	$2.15 billion	1	$43 million	2,035	$850 million

Small Cap Value Fund VS

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Managers	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Stephen D. Barbaro	5	$1.38 billion	1	$33 million	16	$70 million
Jeremy Javidi	5	$1.38 billion	1	$33 million	12	$60 million

Small Company Growth Fund VS

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Managers	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Christian Pineno	3	$363 million	3	$110 million	23	$31 million
Daniele M. Donahoe	3	$363 million	3	$110 million	18	$29.4 million
Jon Michael Morgan	3	$363 million	3	$110 million	25	$30 million

Strategic Income Fund VS

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Managers	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Kevin L. Cronk	9	$7.56 billion	2	$30 million	3	$254 million
Laura A. Ostrander	3	$2.2 billion	0	$0	10	$1.6 million

Value and Restructuring Fund VS

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Managers	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
David J. Williams	3	$7.97 billion	0	$0	1,909	$2.09 billion
Guy W. Pope	5	$8.69 billion	0	$0	1,902	$2.04 billion
J. Nicholas Smith	3	$7.97 billion	0	$0	1,906	$2.01 billion

The following table shows the number and assets of the above accounts (or portions of such accounts) for which the advisory fee is based on performance, as of December 31, 2009.

Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance

Asset Allocation Fund VS

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Managers	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Anwiti Bahuguna	0	$0	0	$0	0	$0
Colin Moore	0	$0	0	$0	0	$0
Kent M. Peterson	0	$0	0	$0	0	$0
Marie M. Schofield	0	$0	0	$0	0	$0

Federal Securities Fund VS

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Managers	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Jonathan P. Carlson	0	$0	0	$0	0	$0

International Fund VS

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Managers	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Fred Copper	0	$0	0	$0	0	$0
Paul J. DiGiacomo	0	$0	0	$0	0	$0
Jasmine (Weili) Huang	0	$0	0	$0	0	$0
Daisuke Nomoto	0	$0	0	$0	0	$0

Large Cap Growth Fund VS

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Managers	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Roger R. Sullivan	0	$0	0	$0	0	$0
John T. Wilson	0	$0	0	$0	0	$0

Large Cap Value Fund VS

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Managers	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Lori J. Ensinger	0	$0	0	$0	0	$0
David I. Hoffman	0	$0	0	$0	0	$0
Noah J. Petrucci	0	$0	0	$0	0	$0
Diane L. Sobin	0	$0	0	$0	0	$0

Mid Cap Value Fund VS

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Managers	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Lori J. Ensinger	0	$0	0	$0	0	$0
David I. Hoffman	0	$0	0	$0	0	$0
Noah J. Petrucci	0	$0	0	$0	0	$0
Diane L. Sobin	0	$0	0	$0	0	$0

500 Index Fund VS

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Managers	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Cheryl D’Hollander	0	$0	0	$0	0	$0
Alfred F. Alley, III	0	$0	0	$0	0	$0

Select Large Cap Growth Fund VS

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Managers	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Thomas M. Galvin	0	$0	0	$0	1	$160 million
Richard A. Carter	0	$0	0	$0	1	$175 million
Todd D. Herget	0	$0	0	$0	1	$180 million

Small Cap Value Fund VS

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Managers	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Stephen D. Barbaro	0	$0	0	$0	0	$0
Jeremy Javidi	0	$0	0	$0	0	$0

Small Company Growth Fund VS

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Managers	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Christian Pineno	0	$0	0	$0	0	$0
Daniele M. Donahoe	0	$0	0	$0	0	$0
Jon Michael Morgan	0	$0	0	$0	0	$0
Strategic Income Fund VS

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Managers	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Kevin L. Cronk	0	$0	0	$0	0	$0
Laura A. Ostrander	0	$0	0	$0	0	$0

Value and Restructuring Fund VS

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Managers	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
David J. Williams	0	$0	0	$0	0	$0
Guy W. Pope	0	$0	0	$0	0	$0
J. Nicholas Smith	0	$0	0	$0	0	$0

Ownership of Securities

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) by each Fund’s portfolio manager(s), as of December 31, 2009.

Portfolio Manager Ownership of the Funds as of December 31, 2009

Asset Allocation Fund VS

Portfolio Managers	Dollar Range of Equity Securities in the Fund Beneficially Owned
Anwiti Bahuguna	None
Colin Moore	None
Kent M. Peterson	None
Marie M. Schofield	None

Federal Securities Fund VS

Portfolio Manager	Dollar Range of Equity Securities in the Fund Beneficially Owned
Jonathan P. Carlson	None

International Fund VS

Portfolio Managers	Dollar Range of Equity Securities in the Fund Beneficially Owned
Fred Copper	None
Paul J. DiGiacomo	None
Jasmine (Weili) Huang	None
Daisuke Nomoto	None

Large Cap Growth Fund VS

Portfolio Managers	Dollar Range of Equity Securities in the Fund Beneficially Owned
Roger R. Sullivan	None
John T. Wilson	None

Large Cap Value Fund VS

Portfolio Managers	Dollar Range of Equity Securities in the Fund Beneficially Owned
Lori J. Ensinger	None
David I. Hoffman	None
Noah J. Petrucci	None
Diane L. Sobin	None

Mid Cap Value Fund VS

Portfolio Managers	Dollar Range of Equity Securities in the Fund Beneficially Owned
Lori J. Ensinger	None
David I. Hoffman	None
Noah J. Petrucci	None
Diane L. Sobin	None

500 Index Fund VS

Portfolio Manager	Dollar Range of Equity Securities in the Fund Beneficially Owned
Cheryl D’Hollander	None
Alfred F. Alley, III	None

Select Large Cap Growth Fund VS

Portfolio Manager	Dollar Range of Equity Securities in the Fund Beneficially Owned
Thomas M. Galvin	None
Richard A. Carter	None
Todd D. Herget	None

Small Cap Value Fund VS

Portfolio Managers	Dollar Range of Equity Securities in the Fund Beneficially Owned
Stephen D. Barbaro	None
Jeremy Javidi	None

Small Company Growth Fund VS

Portfolio Managers	Dollar Range of Equity Securities in the Fund Beneficially Owned
Christian Pineno	None
Daniele M. Donahoe	None
Jon Michael Morgan	None

Strategic Income Fund VS

Portfolio Managers	Dollar Range of Equity Securities in the Fund Beneficially Owned
Kevin Cronk	None
Laura A. Ostrander	None

Value and Restructuring Fund VS

Portfolio Managers	Dollar Range of Equity Securities in the Fund Beneficially Owned
David J. Williams	None
Guy W. Pope	None
J. Nicholas Smith	None

The Advisor’s Portfolio Managers and Potential Conflicts of Interests

Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Advisor and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Advisor’s Code of Ethics and certain limited exceptions, the Advisor’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Advisor and the Funds have adopted compliance procedures that provide that any transactions between a Fund and another account managed by the Advisor are to be made at a current market price, consistent with applicable laws and regulations.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

A Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could exist in managing the Fund and other accounts. Many of the potential conflicts of interest to which the Advisor’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the Advisor and its affiliates. See Investment Advisory and Other Services — Other Roles and Relationships of Bank of America and its Affiliates — Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Advisor and its affiliates.

The Administrator

Columbia Management Advisors, LLC (which is also the Advisor) serves as Administrator of the Funds.

Services Provided

Pursuant to the terms of the Administration Agreement, the Administrator has agreed to, among other things, (i) provide office space, equipment and clerical personnel; (ii) arrange, if desired by the Trust, for its directors, officers and employees to serve as Trustees, officers or agents of certain Funds; (iii) prepare and, if applicable, file all documents required for compliance by certain Funds with applicable laws and regulations; (iv) prepare agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; (v) coordinate and oversee the activities of certain Funds’ other third party service providers; and (vi) maintain certain books and records of certain Funds.

Administration Fee Rate and Fees Paid

Each Fund listed below pays the Advisor an annual administrative fee. Fees are computed and accrued daily and paid monthly at an annual rate of 0.15% of average net assets. During each year in the three-year period ended December 31, 2009, pursuant to the Administration Agreement, each Fund listed below paid the Advisor or an affiliate thereof administrative fees as follows:

Administration Fees Paid by the Funds

Fund	Fiscal Year Ended December 31, 2009	Fiscal Year Ended December 31, 2008	Fiscal Year Ended December 31, 2007
Asset Allocation Fund VS	$179,263	$258,476	$346,445
Federal Securities Fund VS	128,966	176,435	212,699
Large Cap Growth Fund VS	82,567	123,084	169,319
Money Market Fund VS	221,487	268,228	297,642
Select Large Cap Growth Fund VS(a)	5,536	1,737	N/A
Small Company Growth Fund VS	63,310	98,539	137,250
Value and Restructuring Fund VS(a)	5,137	1,659	N/A

(a)	The Fund commenced operations on September 2, 2008.

Pricing and Bookkeeping Services

State Street Bank and Trust Company is responsible for providing certain pricing and bookkeeping services to the Funds. Columbia Management Advisors, LLC is responsible for overseeing the performance of these services and for certain other services.

Services Provided

Effective December 15, 2006, the Trust entered into a Financial Reporting Services Agreement with State Street Bank and Trust Company and Columbia Management Advisors, LLC (the Financial Reporting Services Agreement) pursuant to which State Street Bank and Trust Company provides financial reporting services to the Funds. Also effective December 15, 2006, the Trust entered into an Accounting Services Agreement with State Street Bank and Trust Company and Columbia Management Advisors, LLC (collectively with the Financial Reporting Services Agreement, the State Street Agreements) pursuant to which State Street Bank and Trust Company provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street Bank and Trust Company an annual fee of $38,000 paid monthly plus a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee for a Fund during any year shall not exceed $140,000 annually (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street Bank and Trust Company for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Trust entered into a Pricing and Bookkeeping Oversight and Services Agreement (the Services Agreement) with Columbia Management Advisors, LLC. Under the Services Agreement, Columbia Management Advisors, LLC provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street Bank and Trust Company. Under the Services Agreement, each Fund reimburses Columbia Management Advisors, LLC for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Funds’ portfolio securities, incurred by Columbia Management Advisors, LLC in the performance of services under the Services Agreement. Prior to January 1, 2008, the Funds also reimbursed Columbia Management Advisors, LLC for accounting oversight services, services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, each Fund had entered into an Administrative Agreement and a Pricing and Bookkeeping Agreement with the Advisor, pursuant to which the Advisor performed certain administrative and pricing and bookkeeping services for the Funds. The Advisor delegated responsibility for certain of these administrative and pricing and bookkeeping services to State Street.

For services provided under the Pricing and Bookkeeping Agreement, each Fund paid to the Advisor, or to such other person(s) as the Advisor directed, an annual fee, payable monthly, consisting of: (i) for Fund accounting services, $25,000 plus an additional monthly fee based on the Fund’s net asset value (Fund Accounting Fee); and (ii) for financial reporting services, $13,000 (Financial Reporting Fee). Additionally, the Funds bore certain reimbursable costs and expenses as provided in the Administrative Agreement and the Pricing and Bookkeeping Agreement. The aggregate Fund Accounting Fee and Financial Reporting Fee payable pursuant to the Pricing and Bookkeeping Agreement could not exceed $140,000 annually for any Fund.

Pricing and Bookkeeping Fees Paid

Columbia Management Advisors, LLC and State Street Bank and Trust Company received fees from the Funds for their services as reflected in the following chart, which shows the net pricing and bookkeeping fees paid to State Street Bank and Trust Company and to Columbia Management Advisors, LLC for the three most recently completed fiscal years.

Pricing and Bookkeeping Fees Paid by the Funds

Fund	Fiscal Year Ended December 31, 2009	Fiscal Year Ended December 31, 2008	Fiscal Year Ended December 31, 2007
Asset Allocation Fund VS	$120,008	$134,088	$160,805
Amount Paid to Columbia Management Advisors, LLC	0	0	14,856
Amount Paid to State Street Bank and Trust Company	120,008	134,088	145,949
Federal Securities Fund VS	$59,744	$69,147	$86,113
Amount Paid to Columbia Management Advisors, LLC	0	0	14,856
Amount Paid to State Street Bank and Trust Company	59,744	69,147	71,257
International Fund VS	$53,412	$54,547	$75,205
Amount Paid to Columbia Management Advisors, LLC	0	0	14,856
Amount Paid to State Street Bank and Trust Company	53,412	54,547	60,349
Large Cap Growth Fund VS	$47,605	$51,383	$70,690
Amount Paid to Columbia Management Advisors, LLC	0	0	14,856
Amount Paid to State Street Bank and Trust Company	47,605	51,383	55,834
Large Cap Value Fund VS	$54,447	$63,504	$91,615
Amount Paid to Columbia Management Advisors, LLC	0	0	14,856
Amount Paid to State Street Bank and Trust Company	54,447	63,504	76,759
Mid Cap Value Fund VS	$41,937	$43,556	$60,347
Amount Paid to Columbia Management Advisors, LLC	0	0	14,856
Amount Paid to State Street Bank and Trust Company	41,937	43,556	45,491
Money Market Fund VS	$78,034	$74,951	$86,458
Amount Paid to Columbia Management Advisors, LLC	0	0	14,856
Amount Paid to State Street Bank and Trust Company	78,034	74,951	71,602
500 Index Fund VS	$47,827	$49,147	$66,110
Amount Paid to Columbia Management Advisors, LLC	0	0	14,856
Amount Paid to State Street Bank and Trust Company	47,827	49,147	51,254
Select Large Cap Growth Fund VS(a)	$32,341	$19,995	N/A
Amount Paid to Columbia Management Advisors, LLC	0	0	N/A
Amount Paid to State Street Bank and Trust Company	32,341	19,995	N/A
Small Cap Value Fund VS	$99,952	$105,579	$123,507
Amount Paid to Columbia Management Advisors, LLC	0	0	14,856
Amount Paid to State Street Bank and Trust Company	99,952	105,579	108,651
Small Company Growth Fund VS	$46,205	$50,205	$67,820
Amount Paid to Columbia Management Advisors, LLC	0	0	14,856
Amount Paid to State Street Bank and Trust Company	46,205	50,205	52,964
Strategic Income Fund VS	$81,972	$79,548	$101,665
Amount Paid to Columbia Management Advisors, LLC	0	0	14,856
Amount Paid to State Street Bank and Trust Company	81,972	79,548	86,809
Value and Restructuring Fund VS(a)	$42,014	$14,643	N/A
Amount Paid to Columbia Management Advisors, LLC	0	0	N/A
Amount Paid to State Street Bank and Trust Company	42,014	14,643	N/A

(a)	The Fund commenced operations on September 2, 2008.

The Principal Underwriter/Distributor

Columbia Management Distributors, Inc. serves as the principal underwriter and distributor for the continuous offering of shares of the Funds pursuant to a Distribution Agreement. The Distribution Agreement obligates the Distributor to use appropriate efforts to find purchasers for the shares of the Funds. The Distributor’s address is: One Financial Center, Boston, MA 02111.

Distribution Obligations

The Trustees have approved a Distribution Plan and Agreement (the Plan) pursuant to Rule 12b-1 under the 1940 Act for the Class B shares of the Funds. Under the Plan, the Funds, except for the Money Market Fund VS, pay the Distributor a monthly distribution fee at the aggregate annual rate of up to 0.25% of each Fund’s Class B share average daily net assets. The Distributor has voluntarily agreed to waive a portion of the fee for some of the Funds to an amount so that the expenses of these Funds do not exceed the limits as described below under Expense Limitations. The Distributor may use the entire amount of such fees to defray the cost of commissions and service fees paid to FSFs and for certain other purposes. Since the distribution fees are payable regardless of the amount of the Distributor’s expenses, the distributor may realize a profit from the fees.

The Plan authorizes any other payments by the Funds to the Distributor and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each Fund’s shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund’s shares, on 60 days’ written notice to the Distributor. The continuance of the Plan will only be effective if the selection and nomination of the Independent Trustees is effected by such disinterested Trustees.

Underwriting Commissions

The following table shows all commissions and other compensation received by the Distributor, as well as amounts the Distributor retained for the Funds’ three most recent fiscal years.

Underwriting Commissions Paid by the Funds and Retained by the Distributor

The Funds paid no underwriting commissions retained by the Distributor for the fiscal years ended December 31, 2007, 2008 or 2009.

Distribution and Service Fees

During the most recently completed fiscal year, the Distributor received distribution fees from the Funds for its services as reflected in the following table. The Trust is not aware as to what amount, if any, of the distribution and service fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders; compensation to broker/dealers; compensation to sales personnel; or interest, carrying of other finance charges.

Distribution Fees Paid by the Funds for the Fiscal Year Ended December 31, 2009 — Class B Shares

Fund	Fiscal Year Ended December 31, 2009
Asset Allocation Fund VS	$67,850
Federal Securities Fund VS	124,028
International Fund VS	4,645
Large Cap Growth Fund VS	18,505
Large Cap Value Fund VS	38,324
Mid Cap Value Fund VS	39,806
500 Index Fund VS	55,765
Select Large Cap Growth Fund VS	4,609
Small Cap Value Fund VS	879,546
Small Company Growth Fund VS	1,454
Strategic Income Fund VS	77,946
Value and Restructuring Fund VS	4,276

  Other Roles and Relationships of Bank of America and its Affiliates — Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Fund — Primary Service Providers section of each Fund’s prospectus, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which typically is included as an exhibit to Part C of each Fund’s registration statement.

In many instances, the compensation paid to the Advisor and other Bank of America affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Advisor and other Bank of America affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses. These conflicts of interest also are highlighted in account documentation and other disclosure materials of Bank of America affiliates that make available or offer the Columbia Funds as investments in connection with their respective products and services. In addition, Part 1A of the Advisor’s Form ADV, which it must file with the SEC as an investment advisor registered under the Investment Advisers Act of 1940, provides information about the Advisor’s business, assets under management, affiliates and potential conflicts of interest. Part 1A of the Advisor’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Funds may arise from the financial services activities of Bank of America and its affiliates, including, for example, the investment advisory/management services provided for clients and customers other than the Funds. In this regard, Bank of America is a major financial services company. Bank of America and its affiliates, including, for example, BANA (including its U.S. Trust, Bank of America Private Wealth Management division), BAS, Merrill Lynch, MLPF&S and the First Republic division of Merrill Lynch Bank & Trust Co., are engaged in a wide range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Bank of America and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Bank of America and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Advisor and other affiliates of Bank of America may advise or manage funds and accounts other than the Funds. In this regard, Bank of America and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Funds. The Advisor and Bank of America’s other investment advisor affiliates (including, for example, Columbia Wanger Asset Management, L.P.) will give advice to and make decisions for all advised/managed funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other advised/managed funds and accounts of Bank of America and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Bank of America and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Funds.

A variety of other actual and potential conflicts of interest may arise from the advisory relationships of the Advisor and other Bank of America affiliates with other clients and customers. Advice given to the Funds and/or investment decisions made for the Funds by the Advisor or other Bank of America affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of the Funds may differ from the performance of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates. Similarly, a position taken by Bank of America and its affiliates, including the Advisor, on behalf of other funds or accounts may be contrary to a position taken on behalf of the Funds. Moreover, Bank of America and its affiliates, including the Advisor, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which the Funds are invested. For example, the Funds may hold equity securities of a company while another advised/managed fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, it might be in the best interest of the Funds for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Bank of America and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates also may have a negative effect on the value, price or investment strategies of the Funds. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, the Funds and causes the Funds to experience less favorable trading results than they otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Advisor and other Bank of America affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as the Funds. In this situation, the allocation of, and competition for, investment opportunities among the Funds and other funds and/or accounts advised/managed by the Advisor or other Bank of America affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Advisor has adopted policies and procedures addressing the allocation of investment opportunities among the Funds and other funds and accounts advised by the Advisor and other affiliates of Bank of America. For more information, see Investment Advisory and Other Services — The Advisor and Investment Advisory Services — Portfolio Manager(s) — The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts

Bank of America and its affiliates also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Bank of America and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Bank of America and its affiliates, including the portfolio managers of the Advisor, will make investment decisions without regard to information otherwise known by other employees of Bank of America and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Bank of America and its affiliates. For example, if the Advisor or another Bank of America affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Advisory and Other Services — The Advisor and Investment Advisory Services — Portfolio Manager(s) — The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “soft dollar services” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials), that the Advisor may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund.

Services Provided to Other Advised/Managed Accounts

Bank of America and its affiliates also may act as an investment advisor, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation that the Advisor, Distributor and Transfer Agent and other Bank of America affiliates receive could be greater than the compensation Bank of America and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, the Advisor, Distributor and Transfer Agent and other Bank of America affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Bank of America and its affiliates may receive from other advised/managed funds and accounts and other relationships could potentially create incentives to favor other advised/ managed funds and accounts over the Funds. Trades made by Bank of America and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Advisor and other Bank of America affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

Proxy Voting

Although the Advisor endeavors to make all proxy voting decisions with respect to the interests of the Funds for which it is responsible in accordance with its proxy voting policies and procedures, the Advisor’s proxy voting decisions with respect to a Fund’s portfolio securities may nonetheless benefit other advised/managed funds and accounts, and/or clients, of Bank of America and its affiliates. The Advisor has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Funds, without any resulting benefit or detriment to the Advisor and/or its affiliates, including Bank of America and its affiliates. For more information about the Advisor’s proxy voting policies and procedures, see Investment Advisory and Other Services — Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Bank of America and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to the Funds. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Bank of America and its affiliates will materially adversely affect the Funds, Bank of America and its affiliates have adopted policies and procedures, and the Funds, the Board, the Advisor and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services — Codes of Ethics.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, the Funds may enter into transactions in which Bank of America and/or its affiliates may have an interest that potentially conflicts with the interests of the Funds. For example, BAS or MLPF&S may sell securities to the Funds from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements.

Investment Limitations Arising from Bank of America Activities

Regulatory restrictions applicable to Bank of America and its affiliates may limit the Funds’ investment activities in various ways. For example, regulations regarding certain industries and markets, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, Bank of America and its affiliates also may be restricted in the securities that can be bought or sold for the Funds and other advised/managed funds and accounts because of the investment banking, lending or other relationships Bank of America and its affiliates have with the issuers of securities. This could happen, for example, if the Funds and/or other advised/managed funds and accounts desired to buy a security issued by a company for which Bank of America or its affiliates served as underwriter. The internal policies and procedures of Bank of America and its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict the Funds’ investment activities. A client not advised by Bank of America and its affiliates would not be subject to many of these restrictions. See also About the Funds’ Investments — Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Bank of America and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds

The lending, investment banking and other relationships that Bank of America and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Fund may invest (a) in the securities of Bank of America and/or its affiliates and/or in companies in which Bank of America and its affiliates (including, for example, BANA, BAS, and affiliates of Merrill Lynch) have a lending, investment banking, equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Bank of America and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Advisor of information derived from the non-investment advisory/management activities of Bank of America and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls). Because of these limitations, Bank of America and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Advisor.

Actual and Potential Conflicts of Interest Related to Bank of America Affiliates’ Marketing and Use of the Columbia Funds as Investment Options

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may utilize the Columbia Funds as investment options. For example, the Columbia Funds may be offered as investments in connection with brokerage and other securities products offered by MLPF&S, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management or the First Republic division of Merrill Lynch Bank & Trust Co., as well as for other Columbia Funds structured as “funds of funds.” In addition, the Columbia Money Market Funds are offered as an investment option for a variety of cash management and “sweep” account programs offered by Bank of America and its affiliates. The Columbia Funds also may use the Columbia Money Market Funds for cash investment purposes. The use of the Columbia Funds in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are highlighted in account documentation and other disclosure materials for the other products and services offered by Bank of America and its affiliates.

Bank of America and its affiliates, including the Advisor, may make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter, personnel of Bank of America and its affiliates, including MLPF&S, do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Advisor and other affiliates of Bank of America may receive for providing services to the Funds is generally based on the Funds’ assets under management and those assets will grow as shares of the Funds are sold, potential conflicts of interest may exist. See Brokerage Allocation and Other Practices — Additional Financial Intermediary Payments for more information.

Other Services Provided

The Transfer Agent

Columbia Management Services, Inc. acts as Transfer Agent for each Fund’s shares and can be contacted at P.O. Box 8081, Boston, MA 02266-8081. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. Effective November 1, 2009, the Funds pay the Transfer Agent an annual transfer agency fee of $22.36 per account, payable monthly. In addition, effective November 1, 2009, the Funds may reimburse the Transfer Agent for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Funds, subject to a cap up to $22.36 per account for financial intermediaries that seek payment by the Transfer Agent on a per account basis and a cap equal to 0.15% of a Fund’s net assets represented by the account for financial intermediaries that seek payment by the Transfer Agent based on a percentage of net assets. The Funds also pay certain reimbursable out-of-pocket expenses to the Transfer Agent. The Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. For the period November 1, 2007 through October 31, 2009, the Funds paid the Transfer Agent an annual transfer agency fee of $17.34 per account, payable monthly. In addition, the Funds paid the Transfer Agent for the fees and expenses the Transfer Agent paid to third party dealer firms that maintain omnibus accounts with the Funds, subject to a cap equal to 0.15% of a Fund’s net assets represented by the account. For the period April 1, 2006 through October 31, 2007, the Funds paid the Transfer Agent an annual fee of $17.00 per account, payable monthly.

The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

The Custodian

State Street, which is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111, is the Funds’ custodian. As custodian, State Street is responsible for safeguarding and controlling the Funds’ cash and securities, receiving and delivering securities, collecting the Funds’ interest and dividends, making all payments covering expenses of the Trust, and performing other administrative duties, all as directed by authorized persons. State Street does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends or payment of expenses of the Funds. Portfolio securities purchased in the U.S. are maintained in the custody of State Street or other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies who are members of State Street’s Global Custody Network and foreign depositories (foreign sub-custodians).

With respect to foreign sub-custodians, there can be no assurance that a Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign sub-custodians or application of foreign law to a Fund’s foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the U.S.

The Funds may invest in obligations of State Street and may purchase or sell securities from or to State Street.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, which is located at 125 High Street, Boston, MA 02110, is the Funds’ independent registered public accounting firm. The Funds issue unaudited financial statements semi-annually and audited financial statements annually. The annual financial statements for the Funds’ fiscal year ended December 31, 2009 have been audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Funds’ books and review their tax returns for the fiscal year ended December 31, 2010.

The Reports of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Reports to Shareholders of the Funds dated December 31, 2009 are incorporated herein by reference. No other parts of the annual reports or semi-annual reports to shareholders are incorporated by reference herein. The financial statements incorporated by reference into the Funds’ prospectuses and this SAI have been so incorporated in reliance upon the report of the independent registered public accounting firm, given on its authority as an expert in auditing and accounting.

Counsel

Ropes & Gray LLP serves as legal counsel to the Trust. Its address is One International Place, Boston, Massachusetts 02110. K&L Gates LLP serves as co-counsel. Its address is 1601 K Street N.W. Washington, D.C. 2006-1600.

Expense Limitations

The Advisor has voluntarily agreed to reimburse a portion of the expenses of the following Funds so that the ordinary operating expenses (excluding any distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) will not exceed the following percentages:

Fund	Expenses as a percent of average daily net assets on an annualized basis:
Asset Allocation Fund VS	0.80%
Federal Securities Fund VS	0.55%
International Fund VS	1.00%
Large Cap Growth Fund VS	0.80%
Large Cap Value Fund VS	0.80%
Mid Cap Value Fund VS	0.90%
Money Market Fund VS	0.45%
Small Company Growth Fund VS	0.80%
500 Index Fund VS	0.15%
Small Cap Value Fund VS	0.95%
Strategic Income Fund VS	0.65%

These arrangements may be modified or terminated by the Advisor at any time.

The Advisor has voluntarily undertaken to waive its receipt of certain Fund expenses (consisting of advisory and administration fees) to the extent necessary in order to maintain a minimum annualized net yield for Money Market Fund VS of 0.00%.

This waiver may be modified or discontinued by the Advisor at any time.

Prior to April 29, 2010, the Advisor waived fees and/or reimbursed expenses pursuant to a contractual waiver for Select Large Cap Value Fund VS and Value and Restructuring Fund VS. The Advisor is entitled to recover from each such Fund any fees waived and/or expenses reimbursed for a three year period following the date of such waiver and/or expense reimbursement under this arrangement if such recovery does not cause the Fund’s expenses to exceed the expense limitations in effect at the time of recovery, if any.

The Distributor has voluntarily agreed to reimburse the Funds listed below for the amount each such Fund pays as distribution (Rule 12b-1) fees attributable to Class B shares in excess of 0.15% of net assets if the total annual Fund operating expenses of such Fund attributable to Class B shares exceed the amount set forth below opposite such Fund.

Fund	Class B expense limit:
Asset Allocation Fund VS	0.95%
Large Cap Growth Fund VS	0.95%
Small Cap Value Fund VS	1.10%

These arrangements may be modified or terminated by the Distributor at any time.

The Distributor has voluntarily agreed to waive the distribution fee for Class B shares of the Large Cap Value Fund VS at the annual rate of 0.02% of the Class B shares’ average daily net assets.

This arrangement may be terminated or modified by the Distributor at any time.

Fees or Expenses Waived or Borne by the Distributor

The following table shows the fees or expenses waived or borne by the Distributor during the Funds’ three most recent fiscal years.

Fees or Expenses Waived or Borne by the Distributor

Fund	Fiscal Year Ended December 31, 2009	Fiscal Year Ended December 31, 2008	Fiscal Year Ended December 31, 2007
Asset Allocation Fund VS	$27,398	$42,506	$56,910
Federal Securities Fund VS	—	34,239	—
Large Cap Growth Fund VS	7,403	12,194	17,620
Large Cap Value Fund VS	3,066	5,319	8,215
Mid Cap Value Fund VS	—	68,084	89,802
500 Index Fund VS	—	—	—
Small Cap Value Fund VS	230,925	172,861	186,953
Strategic Income Fund VS	—	41,195	36,753

Codes of Ethics

The Funds, the Advisor, NIMNAI and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j-1 under the 1940 Act. These Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be bought or held by the Funds. These Codes of Ethics are included as exhibits to Part C of the Funds’ registration statement. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures

The Funds have delegated to the Advisor or, as applicable, a sub-advisor, the responsibility to vote proxies relating to portfolio securities held by the Funds. In deciding to delegate this responsibility to the Advisor, the Board reviewed and approved the policies and procedures adopted by the Advisor and, as applicable, a sub-advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Funds and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor’s policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Funds and their shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to have an adverse impact on the current or potential market value of the issuer’s securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Funds. The Advisor determines the best interest of the Funds in light of the potential economic return on the Funds’ investment.

The Advisor seeks to address potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor’s Proxy Voting Committee determines the vote in the best interest of the Funds, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor’s Proxy Voting Committee is composed of representatives of the Advisor’s equity investments, equity research, compliance, legal and operations functions. In addition to the responsibilities described above, the Proxy Voting Committee has the responsibility to review, at least annually, the Advisor’s proxy voting policies to ensure consistency with internal policies and regulatory requirements and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Voting Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to have an adverse impact on the current or potential market value of the issuer’s securities or to affect adversely the best interest of the Funds. References to the best interests of the Funds refer to the interest of the Funds in terms of the potential economic return on the client’s investment. In determining the vote on any proposal, the Proxy Voting Committee does not consider any benefit other than benefits to the Funds. A member of the Proxy Voting Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Voting Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Glass-Lewis & Co., a third-party vendor, to implement its proxy voting process. Glass-Lewis & Co. provides proxy analysis, record keeping services and vote disclosure services.

Information regarding how the Columbia Funds (except certain Columbia Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (i) through the Columbia Funds’ website at www.columbiafunds.com and (ii) on the SEC’s website at www.sec.gov. For a copy of the Advisor’s policies and procedures that are used to determine how to vote proxies relating to portfolio securities held by the Columbia Funds, see Appendix B to this SAI.

FUND GOVERNANCE

The Board

Leadership Structure and Risk Oversight

The Board oversees the Trust and the Funds. The Trustees are responsible for overseeing the management and operations of the Trust. The Board consists of ten Trustees who have varied experience and skills. Nine of the Trustees, including the Chairman of the Board, are Independent Trustees. Each Fund currently treats the remaining Trustee, Mr. William E. Mayer, as an “interested person” (as defined in the 1940 Act) of the Columbia Funds by reason of his affiliation with WR Hambrecht + Co., a registered broker/dealer that may execute portfolio transactions for or engage in principal transactions with a Fund or other funds or accounts advised/managed by the Advisor. Further information about the backgrounds and qualifications of the Trustees can be found in the section Trustee Biographical Information and Qualifications. The Board has several standing committees, which are an integral part of the Fund’s overall governance and risk oversight structure. The committees include the Audit Committee, the Governance Committee, the Advisory Fees & Expenses Committee, the Compliance Committee and the Investment Oversight Committees. A majority of the members of each of the committees are Independent Trustees. The roles of each committee are more fully described in the section Standing Committees below.

The Funds have retained the Advisor as the Funds’ investment adviser and administrator. The Advisor provides the Funds with investment advisory services, and is responsible for day-to-day administration of the Funds and management of the risks that arise from the Funds’ investments and operations. The Board provides oversight of the services provided by the Advisor, including risk management services. In addition, each committee of the Board provides oversight of the Advisor’s risk management services with respect to the particular activities within the committee’s purview. In the course of providing oversight, the Board and the committees receive a wide range of reports with respect to the Funds’ activities, including reports regarding each Fund’s investment portfolio, the compliance of the Funds with applicable laws, and the Funds’ financial accounting and reporting. The Board and the relevant committees meet periodically with officers of the Funds and the Advisor, with independent consultants hired by the Board, and with representatives of various of the Funds’ service providers. The Board and certain committees also meet periodically with the Funds’ chief compliance officer, who also serves as chief compliance officer of the Advisor, to receive reports regarding the compliance of the Funds and the Advisor with the federal securities laws and their internal compliance policies and procedures. In addition, the Board meets periodically with the portfolio managers of the Funds to receive reports regarding the management of the Funds, including their investment risks.

The Board reviews its leadership structure periodically and believes that its structure is appropriate, in light of the size of the Trust and the nature of its business, to enable the Board to exercise its oversight of the Funds and the other investment companies overseen by the Trustees. In particular, the Board believes that having an Independent Trustee serve as the chair of the Board and having other Independent Trustees serve as chairs of each committee promotes independence from the Advisor in setting agendas and conducting meetings. The Board believes that its committee structure makes the oversight process more efficient and more effective by allowing, among other things, smaller groups of Trustees to bring increased focus to matters within the purview of each committee.

Standing Committees

Ms. Verville and Messrs. Collins, Hacker and Nelson are members of the Audit Committee. The Audit Committee’s functions include making recommendations to the Board regarding the selection and performance of the independent registered public accounting firm, and reviewing matters relating to accounting and auditing practices and procedures, accounting records and the internal accounting controls of the Funds and certain service providers. During the fiscal year ended December 31, 2009, the Audit Committee met seven times.

Messrs. Drake, Hacker, Mayer and Simpson are members of the Governance Committee. The Governance Committee’s functions include recommending to the Board nominees for Independent Trustee positions and for appointments to various committees, overseeing the Board’s periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board governance and other policies and practices to be followed in carrying out the Trustees’ duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Advisor. During the fiscal year ended December 31, 2009, the Governance Committee met six times.

The Governance Committee will consider nominees for Trustee recommended by shareholders provided that such recommendations are submitted by the date disclosed in the Fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the 1934 Act. Such shareholder recommendations must be in writing and should be sent to the attention of the Governance Committee in care of the Fund at One Financial Center, Boston, MA 02111-2621. Shareholder recommendations should include the proposed nominee’s biographical information (including business experience for the past ten years) and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a disinterested Trustee, if applicable.

Ms. Kelly and Messrs. Hacker, Mayer, Nelson, Neuhauser and Piel are members of the Advisory Fees & Expenses Committee. The Advisory Fees & Expenses Committee’s functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the Independent Trustees and as to any other contracts that may be referred to the Advisory Fees & Expenses Committee by the Board. During the fiscal year ended December 31, 2009, the Advisory Fees & Expenses Committee met eight times.

Mses. Kelly and Verville and Messrs. Nelson and Simpson are members of the Compliance Committee. The Compliance Committee’s functions include, among other things, monitoring, supervising and assessing the performance of the Fund’s Chief Compliance Officer and reviewing her compensation, reviewing periodically and recommending changes to the codes of ethics and compliance policies of the Fund and its service providers, and reviewing the Fund’s portfolio execution. During the fiscal year ended December 31, 2009, the Compliance Committee met eight times.

Each Trustee also serves on an Investment Oversight Committee (IOC). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Columbia Funds Complex and gives particular consideration to such matters as each Fund’s adherence to its investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year, as the applicable IOC did for the Fund’s most recently completed fiscal year. The below are members of the respective IOCs and the general categories of funds in the Columbia Funds Complex which they review. These asset categories may be reassigned among the IOCs from time to time.

IOC #1: Mr. Neuhauser and Ms. Verville are responsible for reviewing funds in the following asset categories: Global Stock, International Stock, Large Growth, Mid Value; Fixed Income — Core and Municipal.

IOC #2: Messrs. Collins, Hacker and Mayer are responsible for reviewing funds in the following asset categories: Large Value, Small Growth, Specialty; Fixed Income — High Yield, Multi-Sector and Municipal.

IOC #3: Mr. Piel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Asset Allocation, Index, Large Value, Mid Value, Small Core, Small Value, Money Market; Fixed Income — Municipal and Short Duration.

IOC #4: Messrs. Drake, Nelson and Simpson are responsible for reviewing funds in the following asset categories: Asset Allocation, Large Blend, Mid Growth, Multi Blend, Small Growth, Specialty; Fixed Income — Core, Municipal and Short Duration.

Trustee Biographical Information and Qualifications

The following provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee should so serve. Generally, no one factor was decisive in the selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with the other Trustees; (iii) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Trustee, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of the Fund, were a significant factor in the determination that, in light of the business and structure of the Trust, the individual should serve as a Trustee. Following is a summary of each Trustee’s particular professional experience and additional considerations that contributed to the Board’s conclusion that an individual should serve as a Trustee:

Rodman L. Drake — Mr. Drake has significant experience serving on boards of directors for public companies, including investment companies. This experience includes holding such positions with the various boards as lead independent director, chairman of the nominating and compensation committee and member of the audit committee. Mr. Drake is currently the CEO of Crystal River Capital, Inc., a hybrid REIT, and was previously the president of a private equity firm and the CEO of a leading management consulting firm.

John D. Collins — Mr. Collins was a partner at KPMG, LLP, where he worked for 37 years until his retirement in 1999. Mr. Collins has served on the board of directors for multiple companies. While with KPMG, Mr. Collins was a senior audit partner. He also served on the International Auditing Procedures Committee.

Douglas A. Hacker — Mr. Hacker has extensive executive experience, having served in various executive roles with United Airlines and more recently as an independent business executive. Mr. Hacker also has experience on other boards of directors. As former chief financial officer of United Airlines, Mr. Hacker has significant experience in accounting and financial management, including in a public company setting.

Janet Langford Kelly — Ms. Kelly is Senior Vice President, General Counsel and Corporate Secretary for ConocoPhillips. Prior to joining ConocoPhillips Ms. Kelly held senior legal and leadership roles in other large corporations and law firms, including as a partner at the law firms Sidley & Austin and at Zelle, Hoffman, Voelbel, Mason and Gette. Ms. Kelly has previously served on the board of directors for a public company and various industry groups and non-profit organizations.

Charles R. Nelson — Dr. Nelson is an experienced investment company trustee, having served on the Board, and the boards of predecessor funds, since 1981. Professor of Economics at the University of Washington since 1976, he has written several books, authored numerous articles in economics and finance, and served on editorial boards of professional journals. He is a Fellow of the Econometric Society and his contributions were the subject of a conference at the Federal Reserve Bank of Atlanta in 2006. Additionally, he is an experienced consultant on economic and statistical matters.

John J. Neuhauser — Dr. Neuhauser is an experienced investment company trustee, having served on the Board since 1985 and on the boards of other investment companies. In addition to his board experience, Dr. Neuhauser has extensive executive experience. He is currently the President of Saint Michael’s College and has served in a variety of other leadership roles in higher education.

Jonathan Piel — Mr. Piel has served since 1994 as a trustee of mutual funds advised successively by U.S. Trust, Charles Schwab and the Advisor. In addition to this significant oversight experience he was the Editor of Scientific American and a vice president of Scientific American, Inc. He is also a member of the board of several not-for-profit organizations.

Patrick J. Simpson — Mr. Simpson is a partner at the law firm Perkins Coie L.L.P. Mr. Simpson’s practice includes such relevant areas as corporate governance and securities compliance.

Anne-Lee Verville — Ms. Verville has significant executive experience. Prior to her retirement in 1997, she held various leadership and executive roles with IBM Corporation. Ms. Verville has previously served on the board of directors for a public company and non-profit organizations.

William E. Mayer — Mr. Mayer has significant executive and board experience with financial services and investment companies. Mr. Mayer, currently a partner at a private equity firm, also has significant executive experience and experience working in finance. Previously, Mr. Mayer was a professor and Dean of the College of Business and Management at the University of Maryland and was President and CEO of The First Boston Corporation.

The following table provides additional biographical information about the Trustees as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During Past Five Years
Rodman L. Drake (Born 1943) Trustee and Chairman of the Board*	1994	Co-Founder of Baringo Capital LLC (private equity) since 2002; CEO of Crystal River Capital, Inc. (real estate investment trust) since 2003; President, Continuation Investments Group, Inc. from 1997 to 2001	65	Jackson Hewitt Tax Service Inc. (tax preparation services); Crystal River Capital, Inc. (real estate investment trust); Student Loan Corporation (student loan provider); Celgene Corporation (global biotechnology company); and The Helios Funds (exchange-traded funds); Apex Silver Mines Ltd. from 2007 to 2009

John D. Collins (Born 1938) Trustee	2005	Retired. Consultant, KPMG, LLP (accounting and tax firm) from July 1999 to June 2000; Partner, KPMG, LLP (accounting and tax firm) from March 1962 to June 1999	65	Mrs. Fields Famous Brands LLC (consumer products); Suburban Propane Partners, L.P.; and Montpelier Re (insurance underwriting firm)

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During Past Five Years
Douglas A. Hacker (Born 1955) Trustee	1996	Independent business executive since May 2006; Executive Vice President — Strategy of United Airlines from December 2002 to May 2006; President of UAL Loyalty Services (airline marketing company) from September 2001 to December 2002; Executive Vice President and Chief Financial Officer of United Airlines from July 1999 to September 2001	65	Nash Finch Company (food distributor) and Aircastle Limited (aircraft leasing)

Janet Langford Kelly (Born 1957) Trustee	1996	Senior Vice President, General Counsel and Corporate Secretary, ConocoPhillips (integrated energy company) since September 2007; Deputy General Counsel — Corporate Legal Services, ConocoPhillips from August 2006 to August 2007; Partner, Zelle, Hofmann, Voelbel, Mason & Gette LLP (law firm) from March 2005 to July 2006; Adjunct Professor of Law, Northwestern University from September 2004 to June 2006; Director, UAL Corporation (airline) from February 2006 to July 2006; Chief Administrative Officer and Senior Vice President, Kmart Holding Corporation (consumer goods) from September 2003 to March 2004	65	None

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During Past Five Years
Charles R. Nelson (Born 1942) Trustee	1981	Professor of Economics, University of Washington since January 1976; Ford and Louisa Van Voorhis Professor of Political Economy, University of Washington since September 1993; Adjunct Professor of Statistics, University of Washington since September 1980; Associate Editor, Journal of Money, Credit and Banking from September 1993 to 2008; consultant on econometric and statistical matters	65	None

John J. Neuhauser (Born 1943) Trustee	1984	President, Saint Michael’s College, since August 2007; University Professor, Boston College from November 2005 to August 2007; Academic Vice President and Dean of Faculties, Boston College from August 1999 to October 2005	65	Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (closed-end funds)

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During Past Five Years
Jonathan Piel (Born 1938) Trustee	1994	Cable television producer and web site designer; The Editor, Scientific American from 1984 to 1994; Vice President, Scientific American, Inc. from 1984 to 1994; Member, Advisory Board, Stone Age Institute, Bloomington, Indiana (research institute that explores the effect of technology on human evolution); Member, Board of Directors of the National Institute of Social Sciences, New York City; Member, Board of Trustees of the William Alanson White Institute, New York City (institution for training psychoanalysts); Member, Advisory Board, Mount Sinai Children’s Environmental Health Center, New York	65	None

Patrick J. Simpson (Born 1944) Trustee	2000	Partner, Perkins Coie L.L.P. (law firm)	65	None

Anne-Lee Verville (Born 1945) Trustee	1998	Retired since 1997 (formerly, General Manager, Global Education Industry from 1994 to 1997; President — Application Systems Division from 1991 to 1994; Chief Financial Officer — US Marketing & Services from 1988 to 1991; and Chief Information Officer from 1987 to 1988, IBM Corporation (computer and technology))	65	Enesco Group, Inc. (producer of giftware and home and garden decor products) from 2001 to 2006

Interested Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During Past Five Years
William E. Mayer ** (Born 1940) Trustee	1994	Partner, Park Avenue Equity Partners (private equity) since February 1999; Dean and Professor, College of Business, University of Maryland from 1992 to 1997	65	Lee Enterprises (print media); WR Hambrecht + Co. (financial service provider); and BlackRock Kelso Capital Corporation (investment company)

*	Effective June 12, 2009, the Board elected Mr. Drake as Chairman of the Board.
**	The Fund currently treats Mr. Mayer as an “interested person” (as defined in the 1940 Act) of the Columbia Funds by reason of his affiliation with WR Hambrecht + Co., a registered broker/dealer that may execute portfolio transactions for or engage in principal transactions with the Fund or other funds or accounts advised/managed by the Advisor or other Bank of America affiliates.

Compensation

Trustees are compensated for their services to the Columbia Funds Family on a complex-wide basis, as shown in the table below.

Independent Trustee Compensation for the Fiscal Year Ended December 31, 2009

Name of Trustee	Aggregate Compensation from Asset Allocation Fund VS for the Fiscal Year ended December 31, 2009(a)	Aggregate Compensation from Federal Securities Fund VS for the Fiscal Year ended December 31, 2009(a)	Aggregate Compensation from International Fund VS for the Fiscal Year ended December 31, 2009(a)	Aggregate Compensation from Large Cap Growth Fund VS for the Fiscal Year ended December 31, 2009(a)
John D. Collins(b)	$1,597	$1,461	$1,147	$1,295
Rodman L. Drake(c)	$1,936	$1,774	$1,390	$1,568
Douglas A. Hacker	$1,770	$1,617	$1,273	$1,436
Janet Langford Kelly	$1,650	$1,509	$1,186	$1,338
Charles R. Nelson	$1,758	$1,601	$1,266	$1,427
John J. Neuhauser	$1,640	$1,495	$1,178	$1,330
Jonathan Piel	$1,537	$1,401	$1,105	$1,246
Patrick J. Simpson(d)	$1,661	$1,516	$1,195	$1,348
Thomas C. Theobald(e) (f)	$1,733	$1,578	$1,236	$1,398
Anne-Lee Verville (g)	$1,716	$1,564	$1,234	$1,392

(a)	All Trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Board, which are not included in the amounts shown.
(b)	During the fiscal year ended December 31, 2009, Mr. Collins deferred $832 of his compensation from Asset Allocation Fund VS, $760 of his compensation from Federal Securities Fund VS, $603 of his compensation from International Fund VS, and $678 of his compensation from Large Cap Growth Fund VS. During the calendar year ended December 31, 2009, Mr. Collins deferred $116,000 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. At December 31, 2009, the value of Mr. Collins’ account under that plan was $205,097.

(c)	During the fiscal year ended December 31, 2009, Mr. Drake deferred $834 of his compensation from Asset Allocation Fund VS, $763 of his compensation from Federal Securities Fund VS, $604 of his compensation from International Fund VS, and $679 of his compensation from Large Cap Growth Fund VS. During the calendar year ended December 31, 2009, Mr. Drake deferred $116,500 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. At December 31, 2009, the value of Mr. Drake’s account under that plan was $223,507.
(d)	During the fiscal year ended December 31, 2009, Mr. Simpson deferred $1,661 of his compensation from Asset Allocation Fund VS, $1,516 of his compensation from Federal Securities Fund VS, $1,195 of his compensation from International Fund VS, and $1,348 of his compensation from Large Cap Growth Fund VS. During the calendar year ended December 31, 2009, Mr. Simpson deferred $236,000 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. At December 31, 2009, the value of Mr. Simpson’s account under that plan was $1,051,968.
(e)	At December 31, 2009, the value of Mr. Theobald’s account under the deferred compensation plan was $600,183.
(f)	Mr. Theobald served as a Trustee of the Trust until February 2010.
(g)	At December 31, 2009, the value of Ms. Verville’s account under the deferred compensation plan was $679,903.

Independent Trustee Compensation for the Fiscal Year Ended December 31, 2009

Name of Trustee	Aggregate Compensation from Large Cap Value Fund VS for the Fiscal Year ended December 31, 2009(a)	Aggregate Compensation from Mid Cap Value Fund VS for the Fiscal Year ended December 31, 2009(a)	Aggregate Compensation from Money Market Fund VS for the Fiscal Year ended December 31, 2009(a)	Aggregate Compensation from 500 Index Fund VS for the Fiscal Year ended December 31, 2009(a)
John D. Collins(b)	$1,523	$1,124	$1,745	$1,149
Rodman L. Drake(c)	$1,843	$1,363	$2,126	$1,393
Douglas A. Hacker	$1,688	$1,247	$1,931	$1,275
Janet Langford Kelly	$1,574	$1,045	$1,801	$1,188
Charles R. Nelson	$1,679	$1,240	$1,910	$1,267
John J. Neuhauser	$1,565	$1,155	$1,786	$1,180
Jonathan Piel	$1,467	$1,083	$1,672	$1,106
Patrick J. Simpson(d)	$1,586	$1,083	$1,809	$1,197
Thomas C. Theobald(e) (f)	$1,656	$1,211	$1,884	$1,237
Anne-Lee Verville(g)	$1,638	$1,209	$1,867	$1,236

(a)	All Trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Board, which are not included in the amounts shown.
(b)	During the fiscal year ended December 31, 2009, Mr. Collins deferred $794 of his compensation from Large Cap Value Fund VS, $591 of his compensation from Mid Cap Value Fund VS, $902 of his compensation from Money Market Fund VS, and $603 of his compensation from 500 Index Fund VS. During the calendar year ended December 31, 2009, Mr. Collins deferred $116,000 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. At December 31, 2009, the value of Mr. Collins’ account under that plan was $205,097.
(c)	During the fiscal year ended December 31, 2009, Mr. Drake deferred $796 of his compensation from Large Cap Value Fund VS, $591 of his compensation from Mid Cap Value Fund VS, $906 of his compensation from Money Market Fund VS, and $604 of his compensation from 500 Index Fund VS. During the calendar year ended December 31, 2009, Mr. Drake deferred $116,500 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. At December 31, 2009, the value of Mr. Drake’s account under that plan was $223,507.
(d)	During the fiscal year ended December 31, 2009, Mr. Simpson deferred $1,586 of his compensation from Large Cap Value Fund VS, $1,083 of his compensation from Mid Cap Value Fund VS, $1,809 of his compensation from Money Market Fund VS, and $1,197 of his compensation from 500 Index Fund VS. During the calendar year ended December 31, 2009, Mr. Simpson deferred $236,000 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. At December 31, 2009, the value of Mr. Simpson’s account under that plan was $1,051,968.
(e)	At December 31, 2009, the value of Mr. Theobald’s account under the deferred compensation plan was $600,183.
(f)	Mr. Theobald served as a Trustee of the Trust until February 2010.
(g)	At December 31, 2009, the value of Ms. Verville’s account under the deferred compensation plan was $679,903.

Independent Trustee Compensation for the Fiscal Year Ended December 31, 2009

Name of Trustee	Aggregate Compensation from Select Large Cap Growth Fund VS for the Fiscal Year ended December 31, 2009(a)	Aggregate Compensation from Small Cap Value Fund VS for the Fiscal Year ended December 31, 2009(a)	Aggregate Compensation from Small Company Growth Fund VS for the Fiscal Year ended December 31, 2009(a)
John D. Collins(b)	$1,058	$2,359	$1,241
Rodman L. Drake(c)	$1,283	$3,076	$1,503
Douglas A. Hacker	$1,173	$2,816	$1,377
Janet Langford Kelly	$1,093	$2,623	$1,283
Charles R. Nelson	$1,166	$2,808	$1,368
John J. Neuhauser	$1,086	$2,619	$1,275
Jonathan Piel	$1,018	$2,455	$1,195
Patrick J. Simpson(d)	$1,102	$2,653	$1,292
Thomas C. Theobald(e) (f)	$1,134	$2,759	$1,341
Anne-Lee Verville(g)	$1,137	$2,741	$1,335

(a)	All Trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Board, which are not included in the amounts shown.
(b)	During the fiscal year ended December 31, 2009, Mr. Collins deferred $557 of his compensation from Select Large Cap Growth Fund VS, $1,322 of his compensation from Small Cap Value Fund VS, and $ 650 of his compensation from Small Company Growth Fund VS. During the calendar year ended December 31, 2009, Mr. Collins deferred $116,000 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. At December 31, 2009, the value of Mr. Collins’ account under that plan was $205,097.
(c)	During the fiscal year ended December 31, 2009, Mr. Drake deferred $558 of his compensation from Select Large Cap Growth Fund VS, $1,326 of his compensation from Small Cap Value Fund VS, and $651 of his compensation from Small Company Growth Fund VS. During the calendar year ended December 31, 2009, Mr. Drake deferred $116,500 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. At December 31, 2009, the value of Mr. Drake’s account under that plan was $223,507.
(d)	During the fiscal year ended December 31, 2009, Mr. Simpson deferred $1,102 of his compensation from Select Large Cap Growth Fund VS, $2,653 of his compensation from Small Cap Value Fund VS, and $1,292 of his compensation from Small Company Growth Fund VS. During the calendar year ended December 31, 2009, Mr. Simpson deferred $236,000 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. At December 31, 2009, the value of Mr. Simpson’s account under that plan was $1,051,968.
(e)	At December 31, 2009, the value of Mr. Theobald’s account under the deferred compensation plan was $600,183.
(f)	Mr. Theobald served as a Trustee of the Trust until February 2010.
(g)	At December 31, 2009, the value of Ms. Verville’s account under the deferred compensation plan was $679,903.

Independent Trustee Compensation for the Fiscal Year Ended December 31, 2009

Name of Trustee	Aggregate Compensation from Strategic Income Fund VS for the Fiscal Year ended December 31, 2009(a)	Aggregate Compensation from Value and Restructuring Fund VS for the Fiscal Year ended December 31, 2009(a)	Total Compensation from the Columbia Funds Complex Paid to Independent Trustees for the Calendar Year ended December 31, 2009(a)
John D. Collins(b)	$1,367	$1,057	$226,990
Rodman L. Drake(c)	$1,659	$1,281	$275,955
Douglas A. Hacker	$1,515	$1,172	$251,005
Janet Langford Kelly	$1,412	$1,092	$234,000
Charles R. Nelson	$1,503	$1,165	$249,500
John J. Neuhauser	$1,402	$1,085	$233,500
Jonathan Piel	$1,314	$1,017	$218,500
Patrick J. Simpson(d)	$1,421	$1,101	$236,000
Thomas C. Theobald(e) (f)	$1,474	$1,133	$248,550
Anne-Lee Verville(g)	$1,467	$1,136	$244,000

(a)	All Trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Board, which are not included in the amounts shown.
(b)	During the fiscal year ended December 31, 2009, Mr. Collins deferred $713 of his compensation from Strategic Income Fund VS, and $557 of his compensation from Value and Restructuring Fund VS. During the calendar year ended December 31, 2009, Mr. Collins deferred $116,000 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. At December 31, 2009, the value of Mr. Collins’ account under that plan was $205,097.
(c)	During the fiscal year ended December 31, 2009, Mr. Drake deferred $715 of his compensation from Strategic Income Fund VS, and $557 of his compensation from Value and Restructuring Fund VS. During the calendar year ended December 31, 2009, Mr. Drake deferred $116,500 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. At December 31, 2009, the value of Mr. Drake’s account under that plan was $223,507.
(d)	During the fiscal year ended December 31, 2009, Mr. Simpson deferred $1,421 of his compensation from Strategic Income Fund VS, and $1,101 of his compensation from Value and Restructuring Fund VS. During the calendar year ended December 31, 2009, Mr. Simpson deferred $236,000 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. At December 31, 2009, the value of Mr. Simpson’s account under that plan was $1,051,968.
(e)	At December 31, 2009, the value of Mr. Theobald’s account under the deferred compensation plan was $600,183.
(f)	Mr. Theobald served as a Trustee of the Trust until February 2010.
(g)	At December 31, 2009, the value of Ms. Verville’s account under the deferred compensation plan was $679,903.

Interested Trustee Compensation for the Fiscal Year Ended December 31, 2009

Name of Trustee	Aggregate Compensation from Asset Allocation Fund VS for the Fiscal Year ended December 31, 2009(a)	Aggregate Compensation from Federal Securities Fund VS for the Fiscal Year ended December 31, 2009(a)	Aggregate Compensation from International Fund VS for the Fiscal Year ended December 31, 2009(a)	Aggregate Compensation from Large Cap Growth Fund VS for the Fiscal Year ended December 31, 2009(a)
William E. Mayer	$1,643	$1,498	$1,182	$1,333

Interested Trustee Compensation for the Fiscal Year Ended December 31, 2009

Name of Trustee	Aggregate Compensation from Large Cap Value Fund VS for the Fiscal Year ended December 31, 2009(a)	Aggregate Compensation from Mid Cap Value Fund VS for the Fiscal Year ended December 31, 2009(a)	Aggregate Compensation from Money Market Fund VS for the Fiscal Year ended December 31, 2009(a)	Aggregate Compensation from 500 Index Fund VS for the Fiscal Year ended December 31, 2009(a)
William E. Mayer	$1,568	$1,158	$1,787	$1,183

Interested Trustee Compensation for the Fiscal Year Ended December 31, 2009

Name of Trustee	Aggregate Compensation from Select Large Cap Growth Fund VS for the Fiscal Year Ended December 31, 2009(a)	Aggregate Compensation from Small Cap Value Fund VS for the Fiscal Year Ended December 31, 2009(a)	Aggregate Compensation from Small Company Growth Fund VS for the Fiscal Year ended December 31, 2009(a)
William E. Mayer	$1,089	$2,625	$1,278

Interested Trustee Compensation for the Fiscal Year Ended December 31, 2009

Name of Trustee	Aggregate Compensation from Strategic Income Fund VS for the Fiscal Year ended December 31, 2009(a)	Aggregate Compensation from Value and Restructuring Fund VS for the Fiscal Year Ended December 31, 2009(a)	Total Compensation from the Columbia Funds Complex Paid to Interested Trustees for the Calendar Year ended December 31, 2009(a)
William E. Mayer	$1,404	$1,088	$233,500

(a)	Mr. Mayer receives reimbursements for reasonable expenses related to his attendance at meetings of the Board or standing committees, which are not included in the amounts shown.

Columbia Funds Deferred Compensation Plan

Under the terms of the Deferred Fee Agreement (the Deferred Compensation Plan), each eligible Trustee may elect, on an annual basis, to defer receipt of all or a portion of compensation payable to him or her for service as Trustee for that calendar year (expressly, a Trustee may elect to defer his/her annual retainer, his/her attendance fees, or both components, which together comprise total compensation for service). Fees deferred by a Trustee are credited to a book reserve account (the Deferral Account) established by the Columbia Funds, the value of which is derived from the rate of return of one or more Columbia Funds selected by the Trustee (with accruals to the Deferral Account beginning at such time as a Trustee’s fund elections having been established, and proceeds for service having been paid into such account, and terminating at such time as when proceeds have been fully paid to such Trustee under the Deferred Compensation Plan). Trustees may change their fund elections only in accordance with the provisions of the Deferred Compensation Plan.

Distributions from a Trustee’s Deferral Account will be paid by check, either in a lump sum or in annual installments. Payments made in annual installments are disbursed over a period of up to ten years, following such time as a Trustee may qualify to receive such payments. If a deferring Trustee dies prior to or after the commencement of the disbursement of amounts accrued in his/her Deferral Account, the balance of the account will be distributed to his/her designated beneficiary either in lump sum or in annual payments as established by such Trustee himself/herself, his/her beneficiary or his/her estate. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way, and each deferring Trustee has the status of an unsecured creditor of the Columbia Fund(s) from which compensation has been deferred.

Beneficial Equity Ownership

As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of each Fund. The table below shows, for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Columbia Funds Family, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2009

Trustee	Dollar Range of Equity Securities in Asset Allocation Fund VS	Dollar Range of Equity Securities in Federal Securities Fund VS	Dollar Range of Equity Securities in International Fund VS	Dollar Range of Equity Securities in Large Cap Growth Fund VS
John D. Collins	A	A	A	A
Rodman L. Drake	A	A	A	A
Douglas A. Hacker	A	A	A	A
Janet Langford Kelly	A	A	A	A
Charles R. Nelson	A	A	A	A
John J. Neuhauser	A	A	A	A
Jonathan Piel	A	A	A	A
Patrick J. Simpson	A	A	A	A
Anne-Lee Verville	A	A	A	A

Independent Trustee Ownership for the Calendar Year Ended December 31, 2009

Trustee	Dollar Range of Equity Securities in Large Cap Value Fund VS	Dollar Range of Equity Securities in Mid Cap Value Fund VS	Dollar Range of Equity Securities in Money Market Fund VS	Dollar Range of Equity Securities in 500 Index Fund VS
John D. Collins	A	A	A	A
Rodman L. Drake	A	A	A	A
Douglas A. Hacker	A	A	A	A
Janet Langford Kelly	A	A	A	A
Charles R. Nelson	A	A	A	A
John J. Neuhauser	A	A	A	A
Jonathan Piel	A	A	A	A
Patrick J. Simpson	A	A	A	A
Anne-Lee Verville	A	A	A	A

Independent Trustee Ownership for the Calendar Year Ended December 31, 2009

Trustee	Dollar Range of Equity Securities in Select Large Cap Growth Fund VS	Dollar Range of Equity Securities in Small Cap Value Fund VS	Dollar Range of Equity Securities in Small Company Growth Fund VS
John D. Collins	A	A	A
Rodman L. Drake	A	A	A
Douglas A. Hacker	A	A	A
Janet Langford Kelly	A	A	A
Charles R. Nelson	A	A	A
John J. Neuhauser	A	A	A
Jonathan Piel	A	A	A
Patrick J. Simpson	A	A	A
Anne-Lee Verville	A	A	A

Independent Trustee Ownership for the Calendar Year Ended December 31, 2009

Trustee	Dollar Range of Equity Securities in Strategic Income Fund VS	Dollar Range of Equity Securities in Value and Restructuring Fund VS	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family Overseen by the Trustee
John D. Collins	A	A	E	*
Rodman L. Drake	A	A	E	*
Douglas A. Hacker	A	A	E
Janet Langford Kelly	A	A	E
Charles R. Nelson	A	A	E
John J. Neuhauser	A	A	E
Jonathan Piel	A	A	A
Patrick J. Simpson	A	A	E	*
Anne-Lee Verville	A	A	E	*

*	Includes the value of compensation payable under the Deferred Compensation Plan that is determined as if the amount deferred had been invested, as of the date of deferral, in shares of one or more funds in the Columbia Funds Complex as specified by each Trustee.

Interested Trustee Ownership for the Calendar Year Ended December 31, 2009

Trustee	Dollar Range of Equity Securities in Asset Allocation Fund VS	Dollar Range of Equity Securities in Federal Securities Fund VS	Dollar Range of Equity Securities in International Fund VS	Dollar Range of Equity Securities in Large Cap Growth Fund VS
William E. Mayer	A	A	A	A

Interested Trustee Ownership for the Calendar Year Ended December 31, 2009

Trustee	Dollar Range of Equity Securities in Large Cap Value Fund VS	Dollar Range of Equity Securities in Mid Cap Value Fund VS	Dollar Range of Equity Securities in Money Market Fund VS	Dollar Range of Equity Securities in 500 Index Fund VS
William E. Mayer	A	A	A	A

Interested Trustee Ownership for the Calendar Year Ended December 31, 2009

Trustee	Dollar Range of Equity Securities in Select Large Cap Growth Fund VS	Dollar Range of Equity Securities in Small Cap Value Fund VS	Dollar Range of Equity Securities in Small Company Growth Fund VS
William E. Mayer	A	A	A

Interested Trustee Ownership for the Calendar Year Ended December 31, 2009

Trustee	Dollar Range of Equity Securities in Strategic Income Fund VS	Dollar Range of Equity Securities in Value and Restructuring Fund VS	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family Overseen by the Trustee
William E. Mayer	A	A	A

The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Officer is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
J. Kevin Connaughton (Born 1964)	President	2009	Managing Director of the Advisor since December 2004; Senior Vice President and Chief Financial Officer, Columbia Funds, from June 2008 to January 2009; Treasurer, Columbia Funds, from October 2003 to May 2008; Treasurer, the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, from December 2000 to December 2006; Senior Vice President of the Advisor, from April 2003 to December 2004; President, Columbia Funds, Liberty Funds and Stein Roe Funds, from February 2004 to October 2004; Treasurer, Galaxy Funds, from September 2002 to December 2005; Treasurer, from December 2002 to December 2004, and President, from February 2004 to December 2004, Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer or director of various other Bank of America-affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)	Senior Vice President, Secretary and Chief Legal Officer	2006	Associate General Counsel, Bank of America since April 2005.

Linda J. Wondrack (Born 1964)	Senior Vice President and Chief Compliance Officer	2007	Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), from August 2004 to May 2005.

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Michael G. Clarke (Born 1969)	Senior Vice President and Chief Financial Officer	2009	Director of Fund Administration of the Advisor since January 2006; Managing Director of the Advisor, from September 2004 to December 2005.

Joseph F. DiMaria (Born 1968)	Treasurer and Chief Accounting Officer	2008	Director of Fund Administration of the Advisor since January 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November 2004 to December 2005.

Stephen T. Welsh (Born 1957)	Vice President	1996	President and Director, Columbia Management Services, Inc. since July 2004; Managing Director, Columbia Management Distributors, Inc. since August 2007.

Julie B. Lyman (Born 1970)	Vice President	2009	Assistant General Counsel, Bank of America since October 2009 and from October 2006 through May 2009; Managing Director of the Advisor from May 2009 through October 2009; Associate, Kirkpatrick & Lockhart Nicholson Graham LLP (law firm) from April 2004 through October 2006.

Jeffrey R. Coleman (Born 1969)	Deputy Treasurer	2008	Director of Fund Administration of the Advisor since January 2006; Fund Controller from October 2004 to January 2006.

Julian Quero (Born 1967)	Deputy Treasurer	2003	Senior Tax Manager of the Advisor since August 2006; Senior Compliance Manager of the Advisor from April 2002 to August 2006.

Timothy P. Kane (Born 1974)	Assistant Treasurer	2008	Head of Valuation of the Advisor since July 2007; Manager, Accounting Oversight Department of the Advisor since September 2004.

Kenneth E. O’Connor (Born 1970)	Assistant Treasurer	2008	Head of Mutual Fund Performance of the Advisor since September 2006; Senior Manager, Mutual Fund Performance of the Advisor from 2003 to September 2006.

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Kathryn Thompson (Born 1967)	Assistant Treasurer	2006	Vice President, Mutual Fund Accounting Oversight of the Advisor since December 2004.

Philip N. Prefontaine (Born 1948)	Assistant Treasurer	2006	Vice President, Mutual Fund Reporting of the Advisor since November 2004.

Keith E. Stone (Born 1974)	Assistant Treasurer	2006	Vice President, Trustee Reporting of the Advisor since September 2003.

Barry S. Vallan (Born 1969)	Controller	2006	Vice President, Fund Treasury of the Advisor since October 2004.

Peter T. Fariel (Born 1957)	Assistant Secretary	2006	Associate General Counsel, Bank of America since April 2005.

Ryan C. Larrenaga (Born 1970)	Assistant Secretary	2005	Assistant General Counsel, Bank of America since March 2005.

BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

Subject to policies established by the Board, the Advisor (or the investment sub-advisor(s) who make(s) the day-to-day investment decisions for a Fund, as applicable) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of a Fund’s securities transactions and for the allocation of brokerage commissions in connection with such transactions. The Advisor’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principals for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s “concession” or “discount.” On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.

The Funds are affiliated with the NYSE specialist firm Banc of America Specialist, Inc. In order to ensure that markets are fair, orderly and competitive, NYSE specialist firms are responsible for maintaining a liquid and continuous two-sided auction market by acting as both an agent and a principal. Specialists are entrusted to hold the interests of customer orders above the specialist’s own interests, and will buy and sell securities as principal when such transactions are necessary to minimize imbalances between supply and demand. Banc of America Specialist, Inc. may make a market in certain securities held by the Funds.

In placing orders for portfolio securities of the Funds, the Advisor gives primary consideration to obtaining the best net prices and most favorable execution. This means that the Advisor will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Advisor will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instance and other transactions and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Advisor’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Advisor and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services also may include the arranging of meetings with management of companies and the provision of access to consultants who supply research information.

The outside research is useful to the Advisor since, in certain instances, the broker/dealers utilized by the Advisor may follow a different universe of securities issuers and other matters than those that the Advisor’s staff can follow. In addition, this research provides the Advisor with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Advisor. Research services that are provided to the Advisor by broker/dealers are available for the benefit of all accounts managed or advised by the Advisor. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Advisor is of the opinion that because the broker/dealer research supplements rather than replaces the Advisor’s own research, the receipt of such research does not tend to decrease the Advisor’s expenses, but tends to improve the quality of its investment advice. However, to the extent that the Advisor would have bought any such research services had such services not been provided by broker/dealers, the expenses of such services to the Advisor could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the clients of the Advisor other than the Funds. Conversely, any research services received by the Advisor through the placement of transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Funds. The Advisor is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Advisor’s investment advice. The advisory fees paid by the Trust are not reduced because the Advisor receives such services.

Under Section 28(e) of the 1934 Act, the Advisor shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Advisor must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to the Funds in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Advisor’s clients, including the Funds.

Commission rates are established pursuant to negotiations with broker/dealers based on the quality and quantity of execution services provided by broker/dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Advisor, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities that are suitable for more than one Fund as well as for one or more of the other clients of the Advisor. Investment decisions for the Funds and for the Advisor’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect the Funds.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Funds’ interests.

The Trust will not execute portfolio transactions through, or buy or sell portfolio securities from or to, the Distributor, the Advisor, the Administrator or their affiliates acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Advisor is authorized to allocate buy and sell orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions that are affiliated with Bank of America. To the extent that a Fund executes any securities trades with an affiliate of Bank of America, the Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that the Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (i) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (ii) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in question; and (iii) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution. In addition, the Columbia Funds are affiliated with BAS, Merrill Lynch and their affiliates (including MLPF&S, Merrill Lynch Government Securities, Inc. and Merrill Lynch Money Markets Inc.) and may, pursuant to conditions prescribed by the SEC and applicable law (i) purchase certain types of securities from such entities in their role as dealers in such securities and (ii) purchase certain eligible municipal securities through group orders when MLPF&S is a member of an underwriting syndicate for such securities.

Certain affiliates of Bank of America, such as its subsidiary banks, may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds bought by certain of the Columbia Funds. Bank of America or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, the Funds may buy securities from a member of an underwriting syndicate in which an affiliate of Bank of America is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to Rule 10f-3.

Given the breadth of the Advisor’s investment management activities, investment decisions for each Fund are not always made independently from those for other funds, or other investment companies and accounts advised or managed by the Advisor. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Columbia Funds and another investment portfolio, investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to each Fund and such other funds, investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or bought for the Funds with those to be sold or bought for other funds, investment portfolios, investment companies, or accounts in executing transactions.

See Investment Advisory and Other Services — Other Roles and Relationships of Bank of America and its Affiliates — Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following table describes the amounts of brokerage commissions paid by the Funds during their three most recently completed fiscal years. In certain instances the Funds may pay brokerage commissions to broker/dealers that are affiliates of Bank of America. As indicated above, all such transactions involving the payment of brokerage commissions to affiliates are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Funds

Fund	Fiscal Year Ended December 31, 2009	Fiscal Year Ended December 31, 2008	Fiscal Year Ended December 31, 2007
Asset Allocation Fund VS	$152,148	$109,917	$28,001,477
Federal Securities Fund VS	$2,311	$10,758	$10,917
International Fund VS	$69,947	$129,689	$15,220,222
Large Cap Growth Fund VS	$147,419	$201,300	$57,041,084
Large Cap Value Fund VS	$168,480	$197,887	$76,792,916
Mid Cap Value Fund VS	$35,640	$34,689	$4,401,296
Money Market Fund VS	$0	$0	$0
500 Index Fund VS	$1,564	$2,703	$2,120
Select Large Cap Growth Fund VS(a)	$2,879	$0	N/A
Small Cap Value Fund VS	$669,347	$604,392	$7,453,121
Small Company Growth Fund VS	$212,376	$229,842	$24,487,661
Strategic Income Fund VS	$0	$40	$0
Value and Restructuring Fund VS(a)	$2,161	$4,371	N/A

(a)	The Fund commenced operations on September 2, 2008.

The Funds paid no brokerage commissions to affiliated broker/dealers for the fiscal years ended December 31, 2007, 2008 and 2009.

Directed Brokerage

The Funds or the Advisor, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Funds’ brokerage transactions to a broker/dealer because of the research services it provides the Funds or the Advisor.

During the fiscal year ended December 31, 2009, the Funds directed brokerage transactions as follows:

Fund	Transactions	Amount
Asset Allocation Fund VS	$139,381,761	$20,944
Federal Securities Fund VS	$0	$0
International Fund VS	$34,838,064	$10,051
Large Cap Growth Fund VS	$154,424,713	$20,168
Large Cap Value Fund VS	$147,816,953	$18,938
Mid Cap Value Fund VS	$23,910,574	$1,177
Money Market Fund VS	$0	$0
500 Index Fund VS	$15,463,843	$0
Select Large Cap Growth Fund VS	$3,535,245	$129
Small Cap Value Fund VS	$348,084,420	$2,269
Small Company Growth Fund VS	$100,146,407	$7,833
Strategic Income Fund VS	$0	$0
Value and Restructuring Fund VS	$1,150,241	$195

Securities of Regular Broker/Dealers

In certain cases, the Funds, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Advisor uses to transact brokerage for the Columbia Funds Family.

As of December 31, 2009, the Funds owned securities of their “regular brokers or dealers” or their parents, as defined in Rule 10b-1 under the 1940 Act, as shown in the table below.

Investments in Securities of Regular Broker/Dealers as of December 31, 2009

Fund	Broker/Dealer	Dollar Amount of Securities Held
Asset Allocation Fund VS	Morgan Stanley & Co., Inc. JPMorgan Chase & Co. Piper Jaffray Barclays Capital UBS Warburg LLC CS First Boston Corp. BNP Paribas State Street Corp. HSBC Bank USA Deutsche Bank AG Citigroup, Inc.	2,252,046 3,500,155 11,640 223,086 931,936 458,592 239,582 114,510 257,500 159,357 1,347,984

Federal Securities Fund VS	JPMorgan Chase & Co. Morgan Stanley & Co., Inc. Citigroup, Inc. UBS Warburg LLC	515,343 1,703,369 227,993 633,396

International Fund VS	Barclays Capital HSBC Holdings, Plc BNP Paribas	290,827 309,320 301,687

Large Cap Growth Fund VS	Morgan Stanley & Co., Inc. State Street Corp.	622,192 358,770

Large Cap Value Fund VS	JPMorgan Chase & Co. Morgan Stanley & Co., Inc. Citigroup, Inc.	4,850,055 1,524,400 558,115

Mid Cap Value Fund VS	None	None

Money Market Fund VS	Barclays Capital BNP Paribas UBS Warburg LLC Citigroup, Inc.	5,000,000 6,000,000 5,500,000 999,903

500 Index Fund VS	State Street Corp. Morgan Stanley & Co., Inc. JPMorgan Chase & Co. Citigroup, Inc.	51,943 96,407 393,907 154,915

Select Large Cap Growth Fund VS	None	None

Small Cap Value Fund VS	None	None

Small Company Growth Fund VS	None	None

Strategic Income Fund VS	Deutsche Bank AG Barclays Capital JPMorgan Chase & Co. Citigroup, Inc.	127,486 38,895 110,255 1,140,437

Value and Restructuring Fund VS	JPMorgan Chase & Co. Morgan Stanley & Co., Inc.	71,047 64,676

Additional Financial Intermediary Payments

Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Distributor and other Bank of America affiliates may pay compensation to selected financial intermediaries, including other Bank of America affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, the Distributor and other Bank of America affiliates may consider a number of factors, including, without limitation, asset mix and length or relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below) and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by the Distributor and other Bank of America affiliates are made pursuant to agreements between the Distributor and other Bank of America affiliates and financial intermediaries, and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales or the distribution fees and expenses paid by the Fund as shown under the heading Fees and Expenses of the Fund in the Fund’s prospectuses.

Marketing Support Payments

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.15% and 0.50% on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary. The Distributor and the Advisor may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make marketing support payments to the financial intermediaries or their affiliates shown below.

Recipients of Marketing Support Payments from the Distributor and/or other Bank of America affiliates

•   American One United Life Insurance Company

•   Ameriprise Financial Services, Inc.

•   Farm Bureau Life Insurance Company

•   Genworth Financial, Inc.

•   ING Insurance Company of America

•   Kemper Investors Life Insurance Company

•   Merrill Lynch Life Insurance Company

•   ML Life Insurance Company of New York

•   Monumental Life Insurance Company

•   PHL Variable Insurance Company

•   RiverSource Life Insurance Company

•   RiverSource Life Insurance Company of New York

•   Security Benefit Life Insurance Company

•   Sun Life Assurance Company of Canada

•   Transamerica Financial Life Insurance Company

The Distributor and/or the Advisor may enter into similar agreements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of the Funds to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the Financial Industry Regulatory Authority (FINRA). Such compensation provided by the Distributor may include financial assistance to financial intermediaries that enable the Distributor to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary depending upon the nature of the event.

Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending a particular fund or a particular share class over other funds or share classes. See Investment Advisory and Other Services — Other Roles and Relationships of Bank of America and its Affiliates — Certain Conflicts of Interest for more information.

Information About the Standard & Poor’s 500 Composite

The 500 Index Fund VS is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the 500 Index Fund VS or any member of the public regarding the advisability of investing in securities generally or in the 500 Index Fund VS particularly or the ability of the S&P 500® Index to track general stock market performance. S&P’s only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500® Index which is determined, composed and calculated by S&P without regard to the Licensee or the 500 Index Fund VS. S&P has no obligation to take the needs of the Licensee or the owners of the 500 Index Fund VS into consideration in determining, composing or calculating the S&P 500® Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the 500 Index Fund VS or the timing of the issuance or sale of the 500 Index Fund VS or in the determination or calculation of the equation by which the 500 Index Fund VS is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the 500 Index Fund VS.

Stock Price Index

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE 500 INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500® INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Funds offer shares in the classes shown in the table below. Subject to certain limited exceptions discussed in each Fund’s prospectuses, a Fund may no longer be accepting new investments from current shareholders or prospective investors. The Funds, however, may at any time and without notice, offer any of these classes to the general public for investment.

The Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in that Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Share Classes Offered by the Funds

Fund	Class A Shares	Class B Shares
Asset Allocation Fund VS	✓	✓
Federal Securities Fund VS	✓	✓
International Fund VS	✓	✓
Large Cap Growth Fund VS	✓	✓
Large Cap Value Fund VS	✓	✓
Mid Cap Value Fund VS	✓	✓
Money Market Fund VS	✓
500 Index Fund VS	✓	✓
Select Large Cap Growth Fund VS	✓	✓
Small Cap Value Fund VS	✓	✓
Small Company Growth Fund VS	✓	✓
Strategic Income Fund VS	✓	✓
Value and Restructuring Fund VS	✓	✓

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Funds’ shares, other than the possible future termination of the Funds. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of their assets. Unless terminated by reorganization or liquidation, the Fund will continue indefinitely.

Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust’s Declaration of Trust disclaims any shareholder liability for acts or obligations of the Funds and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Fund or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which a Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a Fund incurring financial loss on account of another series of the Trust also is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other series of the Trust was unable to meet its obligations.

Dividend Rights

The shareholders of a Fund are entitled to receive any dividends or other distributions declared for the Fund. No shares have priority or preference over any other shares of a Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid pro rata to all shareholders of the Fund (or class) according to the number of shares of the Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of a Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

Voting Rights and Shareholder Meetings

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust voluntarily has undertaken to hold a shareholder meeting at which the Board would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust’s By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in U.S. dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

Shareholders have the power to vote only as expressly granted under the 1940 Act or under Massachusetts business trust law. Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements and principal underwriting agreements; (iii) approve a change in subclassification of a Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the employment of the independent accountant.

The Trustees may fill any vacancies on the Board except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a vote of two-thirds of the outstanding shares at a meeting called at the request of shareholders whose interests represent 10% or more of the outstanding shares. Except as otherwise disclosed in a Fund’s prospectuses and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders’ meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of the Funds and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

Certain Participating Insurance Companies have voting rights with respect to all Fund shares held in the separate accounts where the Participating Insurance Companies set aside and invest the assets of certain of their annuity contracts and life insurance policies. To the extent a matter is to be voted upon by Fund shareholders and to the extent required by federal securities laws or regulations, it is expected that the Participating Insurance Companies will: (i) notify each annuity contract owner and life insurance policy holder (each an “Owner” and collectively, the “Owners”) of the shareholder meeting if shares held for that Owner’s contract or policy may be voted; (ii) send proxy materials and a form of instructions that each Owner can use to tell its Participating Insurance Company how to vote the Fund shares held for such contract or policy; (iii) arrange for the handling and tallying of proxies received from the Owners; (iv) vote all Fund shares attributable to each Owner’s contract or policy according to instructions received from such Owner; and (v) vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or a Fund, shareholders of a Fund are entitled to a proportionate share of the assets of the Fund that are available for distribution and to a distribution of any general assets not attributable to a particular Fund, in the event of a liquidation or dissolution of the Trust, that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conversion Rights

Shareholders have the right, which is subject to change by the Board, to convert or “exchange” shares of one class for another. Such right is outlined and subject to certain conditions set forth in each Fund’s prospectuses.

Redemptions

Each Fund’s dividend, distribution and redemption policies can be found in its prospectuses under the headings Buying, Selling and Exchanging Shares and Distributions and Taxes. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law or compel sales of shares in certain cases.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Fund shares are issued in uncertificated form only and when issued will be fully paid and non-assessable by the Trust.

Other Securities

The Funds do not offer securities other than capital stock.

PURCHASE, REDEMPTION AND PRICING OF SHARES

An investor may purchase, redeem and exchange shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds’ prospectuses. The following information supplements information in the Funds’ prospectuses.

Fund shares are made available to serve as the underlying investment vehicles for variable annuity and variable life insurance separate accounts issued by Participating Insurance Companies. Shares of the Funds are sold at net asset value without the imposition of a sales charge. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Funds based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be effected on that day pursuant to the contracts.

In addition, in no instance will the Funds be made available to life insurance separate accounts without the Trust having received any necessary SEC consents or approvals. It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Funds simultaneously. Although the Trust and the Funds do not currently foresee any such disadvantages either to variable annuity contract owners or variable life insurance policy owners, the Trust’s Board intends to monitor events in order to identify any material conflicts between such contract owners and policy owners and to determine what action, if any, should be taken in response thereto. If the Board were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable life and variable annuity contract holders would not bear any expenses attendant to the establishment of such separate funds.

Purchases of shares of the Funds may be effected on days on which the NYSE is open for business (a “Business Day”). The Trust and the Distributor reserve the right to reject any purchase order. The issuance of Shares is recorded on the books of the Trust, and share certificates are not issued.

Effective Time of Purchases

Purchase orders for shares in the Funds that are received by the Distributor or by the Transfer Agent before the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern time) on any Business Day are priced according to the net asset value determined on that day but are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Fund’s Custodian.

Purchases and Redemptions

Redemption proceeds are normally remitted in Federal funds wired to the redeeming Participating Insurance Company within three Business Days following receipt of the order. It is the responsibility of the Distributor to transmit orders it receives to the Trust. No charge for wiring redemption payments is imposed by the Trust. Redemption orders are effected at the net asset value per share next determined after acceptance of the order by the Transfer Agent.

The Trust may redeem shares involuntarily or make payment for redemption in readily marketable securities or other property under certain circumstances in accordance with the 1940 Act.

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

Offering Price and Valuation

Offering Price — All Funds Except Money Market Fund VS

The share price of each Fund is based on each Fund’s net asset value per share, which is calculated separately for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. Eastern time unless the NYSE closes earlier) on each day the Funds are open for business, unless the Board determines otherwise.

The value of each Fund’s portfolio securities for which a market quotation is available is determined in accordance with the Trust’s valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will generally be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on NASDAQ will generally be valued at the NASDAQ Official Closing Price (NOCP) (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ’s best bid price if the last trade price is below such bid price or adjusted down to NASDAQ’s best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on NASDAQ prior to the calculation of the NAV of the Fund. If no sale price is shown on NASDAQ, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Funds’ fair valuation procedures.

Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

Over-the-counter derivatives will generally be valued at fair value in accordance with the Funds’ fair valuation procedures.

Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

Shares of open-end investment companies held in a Fund’s portfolio will generally be valued at the latest net asset value reported by the investment company.

Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at “fair value” as determined in good faith by the Advisor’s valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as World Equity Benchmark Shares™.

The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

Offering Price — Money Market Fund VS

Money Market Fund VS uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost initially and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. The net asset value per share of the Fund will be determined (unless the Fund closes earlier) as of the times outlined in its prospectus.

Money Market Fund VS invests only in high-quality instruments and maintains a dollar-weighted average portfolio maturity of 90 days or less. The Fund generally may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less. The Board has established procedures reasonably designed, taking into account current market conditions and the Fund’s investment objective, to stabilize the net asset value per share of the Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board at such intervals as it deems appropriate to determine the extent, if any, to which the net asset value per share of the Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from the Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it has agreed to take such steps as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of the Fund’s outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

TAXATION

The following information supplements and should be read in conjunction with the section in the Funds’ prospectuses entitled Distributions and Taxes. The prospectuses generally describe the U.S. federal income tax treatment of the Funds and their shareholders. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as in effect as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

The following discussion is generally based on the assumption that the shares of each Fund will be respected as owned by participating insurance companies through their separate accounts. If this is not the case, the person(s) determined to own the Fund shares will not be eligible for tax deferral and, instead, will be taxed currently on Fund distributions and on the proceeds of any sale, exchange or redemption of Fund shares under applicable U.S. federal income tax rules that may not be discussed herein.

Because insurance company separate accounts (and potentially certain other permitted investors) will be the only shareholders of a Fund, only certain tax aspects of an investment in a Fund are described herein. The tax treatment of holders of variable annuity contracts and variable life insurance policies and insurance companies may vary depending on their particular situation.

The Trust has not requested and will not request an advance ruling from the IRS as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the Funds’ prospectuses address only some of the U.S. federal income tax considerations generally affecting investments in the Funds.

Prospective holders of variable annuity contracts and variable life insurance policies are urged to review the prospectuses and other information provided by their participating insurance companies and consult their own tax advisors and financial planners regarding the U.S. federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws on an investment in the Funds.

Qualification as a Regulated Investment Company

It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for U.S. federal income tax purposes.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined below. In general, for purposes of this 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (very generally, defined as a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources defined in Code Section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in clause (i) above) will be treated as qualifying income. Certain of a Fund’s investments in master limited partnerships (MLPs) may qualify as interests in qualified publicly traded partnerships. In addition, although in general the passive loss rules do not apply to a regulated investment company, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the fair market value of its total assets consists of (A) cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund’s total assets and are not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership and in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements described above may limit the extent to which a Fund can engage in certain derivative transactions, including, but not limited to, options, futures contracts, forward contracts and swap agreements, as well as the extent to which it can invest in MLPs.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income (if any) for the taxable year.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. Each Fund generally intends to distribute at least annually substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and substantially all of its net capital gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation. Any investment company taxable income or net capital gain retained by the Fund will be subject to tax at regular corporate rates.

In determining its net capital gain, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 of a given year as if it had been incurred in the succeeding year. Treasury Regulations permit a regulated investment company, in determining its taxable income, to elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

In order to comply with the distribution requirements described above applicable to regulated investment companies, a Fund generally must make the distributions in the same taxable year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year in respect of income and gains from the prior taxable year. If a Fund declares a distribution to shareholders of record in October, November or December of one calendar year and pays the distribution by January 31 of the following calendar year the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the earlier year.

If, for any taxable year, a Fund fails to qualify as a regulated investment company accorded special tax treatment under the Code, (i) it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and (ii) each insurance company separate account invested in the Fund would fail to satisfy the diversification requirements described below (under Taxation of a Separate Account of a Participating Insurance Company), with the result that the variable annuity contracts and variable life insurance policies supported by that account would no longer be eligible for tax deferral. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

Excise Tax

Amounts not distributed on a timely basis by regulated investment companies in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. This excise tax, however, is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of insurance companies funding variable contracts. If a Fund is subject to the excise tax requirements and the Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses) and 98% of its capital gain net income (adjusted for net ordinary losses) for the 1-year period ending on October 31 of that year (or November 30 or December 31 of that year if the Fund is permitted to and so elects), and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to the excise tax. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. Each Fund generally intends, if it is subject to the excise tax, to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year in order to avoid having any liability for payment of excise tax. However, no assurance can be given that a Fund will not have any excise tax liability.

Capital Loss Carryforwards

Subject to certain limitations, a Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to fund-level U.S. federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “accumulated earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount of income and gains that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. The IRS has not sanctioned the particular equalization method used by the Funds, and thus a Fund’s use of this method may be subject to IRS scrutiny.

Taxation of Fund Investments

In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held or is deemed to have held the securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount (OID) (generally a debt obligation with an issue price less than its stated principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A Fund generally will be required to make distributions to shareholders representing the OID or market discount (if an election is made by the Fund to accrue market discount over the holding period of the applicable debt obligation) on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund receives no cash interest payment on the security during the year. A portion of the interest paid or accrued on certain high-yield discount obligations (such as high-yield corporate debt securities) may not (and interest paid on debt obligations owned by a Fund that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer, possibly affecting the cash flow of the issuer.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as whether a Fund should recognize market discount on a debt obligation and, if so, the amount of market discount the Fund should recognize, when a Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund generally will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, foreign currency contracts, and non-equity, listed options that may be used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options, futures contracts, forward contracts and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future U.S. Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% qualifying income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carryforward and thus cannot be deducted by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain derivative instruments, such as forward, futures and options contracts, may be considered, for U.S. federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a “straddle” and at least one (but not all) of the Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The application of the straddle rules to certain offsetting Fund positions can therefore affect the amount, timing, and character of distributions to shareholders, and may result in significant differences from the amount, timing and character of distributions that would have been made by the Fund if it had not entered into offsetting positions in respect of certain of its portfolio securities.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including, but not limited to: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position beginning with the date the constructive sale was deemed to have occurred and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

In addition, a Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts and swap agreements) may be subject to other special tax rules, such as the wash-sale rules or the short-sale rules, the effect of which may be to accelerate income to the Fund or defer losses to the Fund. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, as well as any of its foreign currency transactions and hedging activities, are likely to produce a difference between its book income and its taxable income. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Rules governing the U.S. federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid fund-level tax. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in certain derivatives transactions.

Any investment by a Fund in REIT equity securities may result in the Fund’s receipt of cash in excess of the REIT’s earnings. Investments in REIT equity securities also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold.

A Fund may invest directly or indirectly in residual interests in REMICs or equity interests in taxable mortgage pools (TMPs). Under an IRS notice, and Treasury Regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a participating insurance company separate account supporting a variable contract may be taxed currently to the extent of its share of the Fund’s excess inclusion income.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or certain other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax, and (iv) in the case of a participating insurance company separate account supporting a variable contract, cannot be offset by an adjustment to the reserves and thus is currently taxed notwithstanding the more general tax deferral available to insurance company separate accounts funding variable contracts.

Some amounts received by a Fund from its investments in MLPs will likely be treated as returns of capital because of accelerated deductions available with respect to the activities of MLPs. On the disposition of an investment in such an MLP, the Fund will likely realize taxable income in excess of economic gain from that asset (or if a Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow received by the Fund from the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its regulated investment company distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements and meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to borrow money or sell securities at the time. In addition, distributions attributable to gain from the sale of MLPs could be characterized as ordinary income under the Code’s recapture provisions.

“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations where at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions and gain from the sale of interests in PFICs may be characterized as ordinary income even though, absent the application of PFIC rules, these amounts may otherwise have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for these special taxes and interest charges incurred with respect to a PFIC. Elections may be available that would ameliorate these adverse tax consequences, but such elections would require a Fund to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC (in the case of a “QEF election”), or to mark the gains (and to a limited extent losses) in its interests in the PFIC “to the market” as though the Fund had sold and repurchased such interests on the last day of the Fund’s taxable year, treating such gains and losses as ordinary income and loss (in the case of a “mark-to-market election”). The QEF and mark-to-market elections may require a Fund to recognize taxable income or gain without the concurrent receipt of cash and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments prematurely to meet the minimum distribution requirements described above, which also may accelerate the recognition of gain and adversely affect the Fund’s total return. Each Fund may attempt to limit and/or manage its holdings in PFICs to minimize tax liability and/or maximize returns from these investments but there can be no assurance that it will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances.

In addition to the investments described above, prospective shareholders should be aware that other investments made by a Fund may involve complex tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although each Fund seeks to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, a Fund could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements, which may accelerate the recognition of gain and adversely affect the Fund’s total return. Furthermore, amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries, thereby reducing the amount available for distribution to shareholders.

Taxation of a Separate Account of a Participating Insurance Company

Under the Code, if the investments of a segregated asset account, such as the separate accounts of participating insurance companies, are “adequately diversified,” and certain other requirements are met, a holder of a variable annuity contract or variable life insurance policy supported by the account will receive favorable tax treatment in the form of deferral of tax until a distribution is made under the contract or policy.

In general, the investments of a segregated asset account are considered to be “adequately diversified” only if: (i) no more than 55% of the value of the total assets of the account is represented by any one investment; (ii) no more than 70% of the value of the total assets of the account is represented by any two investments; (iii) no more than 80% of the value of the total assets of the account is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the account is represented by any four investments. Section 817(h) provides as a safe harbor that a segregated asset account is also considered to be “adequately diversified” if it meets the regulated investment company diversification tests described earlier and no more than 55% of the value of the total assets of the account is attributable to cash, cash items (including receivables), U.S. Government securities, and securities of other regulated investment companies.

In general, all securities of the same issuer are treated as a single investment for such purposes, and each U.S. Government agency and instrumentality is considered a separate issuer. However, U.S. Treasury Regulations provide a “look-through rule” with respect to a segregated asset account’s investments in a regulated investment company for purposes of the applicable diversification requirements, provided certain conditions are satisfied by the regulated investment company. In particular, (i) if the beneficial interests in the regulated investment company are held by one or more segregated asset accounts of one or more insurance companies, and (ii) if public access to such regulated investment company is available exclusively through the purchase of a variable annuity contract or variable life insurance policy or through certain retirement plans, then a segregated asset account’s beneficial interest in the regulated investment company is not treated as a single investment. Instead, a pro rata portion of each asset of the regulated investment company is treated as an asset of the segregated asset account. Look-through treatment is also available if the two requirements above are met and notwithstanding the fact that beneficial interests in the regulated investment company are also held by certain other permitted investors, including certain pension or retirement plans, certain qualified tuition programs, or certain Puerto Rican segregated asset accounts.

As indicated above, the Trust intends that each Fund will continue to qualify as a regulated investment company under the Code. The Trust also intends to cause each Fund to continue to satisfy the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder at all times to enable the corresponding separate accounts to be “adequately diversified.” In addition, the Trust intends that each Fund will qualify for the “look-through rule” described above by limiting the investment in each Fund’s shares to insurance company separate accounts and other permitted investors. Accordingly, the Trust intends that each participating insurance company, through its separate accounts, will be able to treat its interests in a Fund as ownership of a pro rata portion of each asset of the Fund, so that individual holders of the variable annuity contracts or variable life insurance policies underlying the separate account will qualify for favorable U.S. federal income tax treatment under the Code. However, no assurance can be made in that regard.

Failure by a Fund to satisfy the Section 817(h) requirements by failing to comply with the “55%-70%-80%-90%” diversification test or the safe harbor described above, or by failing to comply with the “look-through rule”, could cause the variable contracts to lose their favorable tax status and require a contract holder to include currently in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable U.S. Treasury Regulations, inadvertent failure to satisfy the Section 817(h) diversification requirements may be corrected; such a correction would require a payment to the IRS. Any such failure could also result in adverse tax consequences for the insurance company issuing the contracts.

The IRS has indicated that a degree of investor control over the investment options underlying a variable annuity or life insurance contract may interfere with the tax-deferred treatment of such contracts. The Treasury Department has issued rulings addressing the circumstances in which a variable contract holder’s control of the investments of the separate account may cause the holder, rather than the insurance company, to be treated as the owner of the assets held by the separate account, and is likely to issue additional rulings in the future. If the holder is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the holder’s gross income.

In determining whether an impermissible level of investor control is present, one factor the IRS considers is whether a Fund’s investment strategies are sufficiently broad to prevent a contract holder from being deemed to be making particular investment decisions through its investment in the separate account. For this purpose, current IRS guidance indicates that typical fund investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad. Most, although not necessarily all, of the Funds have objectives and strategies that are not materially narrower than the investment strategies held not to constitute an impermissible level of investor control in recent IRS rulings (such as large company stocks, international stocks, small company stocks, mortgage-backed securities, money market securities, telecommunications stocks and financial services stocks).

The above discussion addresses only one of several factors that the IRS considers in determining whether a contract holder has an impermissible level of investor control over a separate account. Contract holders should consult with their insurance companies, their tax advisers, as well as the prospectus relating to their particular contract for more information concerning this investor control issue.

In the event that additional rules, regulations or other guidance is issued by the IRS or the Treasury Department concerning this issue, such guidance could affect the treatment of a Fund as described above, including retroactively. In addition, there can be no assurance that a Fund will be able to continue to operate as currently described, or that the Fund will not have to change its investment objective or investment policies in order to prevent, on a prospective basis, any such rules and regulations from causing variable contract owners to be considered the owners of the shares of the Fund.

Tax Shelter Reporting Regulations

Under Treasury Regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, such as an insurance company holding the separate accounts to which reference is made in this SAI, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company, such as participating insurance companies that own shares in a Fund through their separate accounts, are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

For information concerning the U.S. federal income tax consequences to the holders of variable annuity contracts or variable life insurance policies, such holders should consult the prospectuses and other materials used in connection with the issuance of their particular contracts or policies and should consult their own tax advisers and financial planners.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

All the shares of the Funds are held of record by sub-accounts of separate accounts of Participating Insurance Companies on behalf of the owners of VLI policies and VA contracts, by the Advisor or by the general account of SunLife Insurance Company (SunLife). At all meetings of shareholders of the Funds each Participating Insurance Company will vote the shares held of record by sub-accounts of its separate accounts only in accordance with the instructions received from the VLI policy and VA contract owners on behalf of whom such shares are held. All such shares as to which no instructions are received (as well as, in the case of SunLife, all shares held by its general account) will be voted in the same proportion as shares as to which instructions are received (with SunLife’s general account shares being voted in the proportions determined by instructing owners of SunLife VLI policies and VA contracts). Accordingly, each Participating Insurance Company disclaims beneficial ownership of the shares of the Funds held of record by the sub-accounts of its separate accounts (or, in the case of SunLife, its general account).

As of March 31, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder “(i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares) is listed below.

Principal Holder Ownership of the Funds

Fund/Share Class	Shareholder Account Registration	Class Balance	Percentage of Class
Columbia Asset Allocation Fund, Variable Series-Class A	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	3,210,853.9930	37.73%

Columbia Asset Allocation Fund, Variable Series-Class A	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	1,725,809.7060	20.28%

Columbia Asset Allocation Fund, Variable Series-Class A	INDEPENDENCE LIFE AND ANNUITY CO C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	1,189,201.8010	13.97%

Columbia Asset Allocation Fund, Variable Series-Class A	HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO ATTN DAVID BROECK P.O. BOX 2999 HARTFORD, CT 06104-2999	719,532.5050	8.45%

Columbia Asset Allocation Fund, Variable Series-Class A	AMERICAN SKANDIA LIFE ASSURANCE CO. ATTN: ALISON MITNICK 1 CORPORATE DRIVE, 9TH FL SHELTON, CT 06484-6208	582,721.0100	6.86%

Fund/Share Class	Shareholder Account Registration	Class Balance	Percentage of Class
Columbia Asset Allocation Fund, Variable Series-Class B	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	1,805,637.0060	73.61%

Columbia Asset Allocation Fund, Variable Series-Class B	SUN LIFE INSURANCE AND ANNUITY CO OF NEW YORK C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	340,013.8460	13.86%

Columbia Asset Allocation Fund, Variable Series-Class B	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	239,425.3800	9.76%

Columbia Federal Securities Fund, Variable Series-Class A	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	1,173,404.3680	37.04%

Columbia Federal Securities Fund, Variable Series-Class A	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	751,702.5210	23.73%

Columbia Federal Securities Fund, Variable Series-Class A	INDEPENDENCE LIFE AND ANNUITY COMPANY C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	523,578.8070	16.53%

Columbia Federal Securities Fund, Variable Series-Class A	AMERICAN SKANDIA LIFE ASSURANCE CO ATTN: ALISON MITNICK 1 CORPORATE DRIVE 9TH FL SHELTON, CT 06484-6208	179,440.1510	5.66%

Columbia Federal Securities Fund, Variable Series-Class B	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	3,520,816.9770	77.17%

Columbia Federal Securities Fund, Variable Series-Class B	SUN LIFE INSURANCE AND ANNUITY CO OF NEW YORK C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	778,123.0310	17.05%

Fund/Share Class	Shareholder Account Registration	Class Balance	Percentage of Class
Columbia International Fund, Variable Series-Class A	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	9,739,200.6980	53.18%

Columbia International Fund, Variable Series-Class A	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	5,493,659.3550	30.00%

Columbia International Fund, Variable Series-Class A	INDEPENDENCE LIFE AND ANNUITY CO C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	1,244,738.7020	6.80%

Columbia International Fund, Variable Series-Class B	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	1,544,715.2290	92.20%

Columbia International Fund, Variable Series-Class B	SUN LIFE INSURANCE AND ANNUITY CO C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	130,648.8560	7.80%

Columbia Large Cap Growth Fund, Variable Series-Class A	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	592,564.9590	29.22%

Columbia Large Cap Growth Fund, Variable Series-Class A	INDEPENDENCE LIFE AND ANNUITY CO C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	511,788.9470	25.24%

Columbia Large Cap Growth Fund, Variable Series-Class A	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	343,212.8810	16.92%

Columbia Large Cap Growth Fund, Variable Series-Class A	AMERICAN SKANDIA LIFE ASSURANCE CO. ATTN: ALISON MITNICK 1 CORPORATE DRIVE, 9TH FL SHELTON, CT 06484-6208	235,296.8630	11.60%

Fund/Share Class	Shareholder Account Registration	Class Balance	Percentage of Class
Columbia Large Cap Growth Fund, Variable Series-Class A	AMERICAN SKANDIA LIFE ASSURANCE CO. ATTN ALISON MITNICK 1 CORPORATE DRIVE, 9TH FL SHELTON, CT 06484-6208	194,645.1780	9.60%

Columbia Large Cap Growth Fund, Variable Series-Class B	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	255,642.6190	83.09%

Columbia Large Cap Growth Fund, Variable Series-Class B	SUN LIFE INSURANCE AND ANNUITY CO OF NEW YORK C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	41,804.3530	13.59%

Columbia Large Cap Value Fund, Variable Series-Class A	HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO ATTN: DAVID TEN BROECK P.O. BOX 2999 HARTFORD, CT 06104-2999	2,406,696.1590	31.62%

Columbia Large Cap Value Fund, Variable Series-Class A	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	2,384,657.4310	31.33%

Columbia Large Cap Value Fund, Variable Series-Class A	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	1,337,486.2080	17.57%

Columbia Large Cap Value Fund, Variable Series-Class B	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	1,127,321.5440	83.51%

Columbia Large Cap Value Fund, Variable Series-Class B	SUN LIFE INSURANCE AND ANNUITY CO OF NEW YORK C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	169,791.9840	12.58%

Columbia Mid Cap Value Fund, Variable Series-Class A	TRANSAMERICA LIFE INSURANCE CO. ATTN: FMG ACCOUNTING 4333 EDGEWOOD ROAD NE CEDAR RAPIDS, IA 52499-0001	26,767.6930	39.15%

Fund/Share Class	Shareholder Account Registration	Class Balance	Percentage of Class
Columbia Mid Cap Value Fund, Variable Series-Class A	TRANSAMERICA LIFE INSURANCE CO. ATTN: FMG ACCOUNTING 4333 EDGEWOOD ROAD NE CEDAR RAPIDS, IA 52499-0001	20,712.1300	30.30%

Columbia Mid Cap Value Fund Variable Series-Class A	TRANSAMERICA LIFE INSURANCE CO. ATTN: FMG ACCOUNTING 4333 EDGEWOOD ROAD NE CEDAR RAPIDS, IA 52499-0001	19,728.6290	28.86%

Columbia Mid Cap Value Fund, Variable Series-Class B	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	1,252,035.0900	80.21%

Columbia Mid Cap Value Fund, Variable Series-Class B	SUN LIFE INSURANCE AND ANNUITY CO C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	189,793.0050	12.16%

Columbia Money Market Fund, Variable Series-Class A	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	64,499,422.9310	51.91%

Columbia Money Market Fund, Variable Series-Class A	SUN LIFE INSURANCE AND ANNUITY CO OF NEW YORK C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	19,127,753.2680	15.39%

Columbia Money Market Fund, Variable Series-Class A	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	15,615,935.2670	12.57%

Columbia Money Market Fund, Variable Series-Class A	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	7,061,135.3700	5.68%

Columbia S&P 500 Index Fund, Variable Series-Class A	FIM FUNDING INC 100 FEDERAL ST BOSTON, MA 02110-1802	1,014.1990	100.00%

Fund/Share Class	Shareholder Account Registration	Class Balance	Percentage of Class
Columbia S&P 500 Index Fund, Variable Series-Class B	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	1,809,241.5130	79.47%

Columbia S&P 500 Index Fund, Variable Series-Class B	SUN LIFE INSURANCE AND ANNUITY CO OF NEW YORK C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	379,211.7970	16.66%

Columbia Select Large Cap Growth Fund, Variable Series-Class A	FIM FUNDING INC 100 FEDERAL ST BOSTON MA 02110-1802	250,080.8630	100.00%

Columbia Select Large Cap Growth Fund, Variable Series-Class B	FIM FUNDING INC 100 FEDERAL ST BOSTON MA 02110-1802	250,040.4860	100.00%

Columbia Small Cap Value Fund, Variable Series-Class A	AUL AMERICAN INDIVIDUAL VARIABLE UNIT TRUST 1 ONE AMERICA SQ P.O. BOX 368 INDIANAPOLIS, IN 46206-0368	1,117,373.4440	67.35%

Columbia Small Cap Value Fund, Variable Series-Class A	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	159,746.6680	9.63%

Columbia Small Cap Value Fund, Variable Series-Class A	LIBERTY LIFE ASSURANCE CO OF BOSTON POLICY HOLDER SVCS ATTN: S LABELLA 100 LIBERTY WAY DOVER, NH 03820-4597	107,191.8270	6.46%

Columbia Small Cap Value Fund, Variable Series-Class A	AUL AMERICAN INDIVIDUAL VARIABLE UNIT TRUST ONE AMERICA SQ P.O. BOX 368 INDIANAPOLIS, IN 46206-0368	104,677.4740	6.31%

Columbia Small Cap Value Fund, Variable Series-Class B	AMERICAN EXPRESS AMERICAN ENTERPRISE LIFE INS. 1497 AXP FINANCIAL CENTER MINNEAPOLIS, MN 55474-0014	14,461,630.2590	46.25%

Columbia Small Cap Value Fund, Variable Series-Class B	ING USA ANNUITY AND LIFE INSURANCE COMPANY ATTN: JOHN STANZIANI 1475 DUNWOODY DRIVE WESTCHESTER, PA 19380-1478	10,393,032.2780	33.24%

Fund/Share Class	Shareholder Account Registration	Class Balance	Percentage of Class
Columbia Small Cap Value Fund, Variable Series-Class B	NEW YORK LIFE INSURANCE & ANNUITY CORP ATTN: CHRISTINE DEMPSEY 169 LACKAWANNA AVENUE PARSIPPANY, NJ 07054-1007	4,504,846.1460	14.41%

Columbia Small Company Growth Fund, Variable Series-Class A	HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO ATTN: DAVID TEN BROECK P.O. BOX 2999 HARTFORD, CT 06104-2999	1,671,372.3900	36.44%

Columbia Small Company Growth Fund, Variable Series-Class A	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	1,668,981.2810	36.39%

Columbia Small Company Growth Fund, Variable Series-Class A	MONUMENTAL LIFE INSURANCE ATTN: FMG ACCOUNTING 4333 EDGEWOOD ROAD NE CEDAR RAPIDS, IA 52499-0001	355,210.4050	7.74%

Columbia Small Company Growth Fund, Variable Series-Class B	FARM BUREAU LIFE INSURANCE COMPANY 5400 UNIVERSITY AVE WEST DES MOINES, IA 50266-5950	148,512.0720	84.45%

Columbia Small Company Growth Fund, Variable Series-Class B	GUARDIAN INSURANCE & ANNUITY CO, INC S/ A R L SHARE ATTN: PAUL IANNELLI MAIL STATION 3-S 3900 BURGESS PLACE BETHLEHEM, PA 18017-9097	16,786.6740	9.55%

Columbia Strategic Income Fund, Variable Series-Class A	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	2,109,945.9170	47.43%

Columbia Strategic Income Fund, Variable Series-Class A	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	1,161,678.6490	26.11%

Columbia Strategic Income Fund, Variable Series-Class A	TRANSAMERICA LIFE INSURANCE CO. ATTN: FMG ACCOUNTING 4333 EDGEWOOD ROAD NE CEDAR RAPIDS, IA 52499-0001	342,011.0110	7.69%

Fund/Share Class	Shareholder Account Registration	Class Balance	Percentage of Class
Columbia Strategic Income Fund, Variable Series-Class A	SUN LIFE INSURANCE AND ANNUITY CO OF NEW YORK C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	238,711.6540	5.37%

Columbia Strategic Income Fund, Variable Series-Class B	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	2,493,113.7890	72.65%

Columbia Strategic Income Fund, Variable Series-Class B	SUN LIFE INSURANCE AND ANNUITY CO OF NEW YORK C/O SUN LIFE FINANCIAL P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	674,545.1450	19.66%

Columbia Strategic Income Fund, Variable Series-Class B	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) P.O. BOX 9133 WELLESLEY HILLS, MA 02481-9133	261,863.1410	7.63%

Columbia Value and Restructuring Fund, Variable Series-Class A	FIM FUNDING INC 100 FEDERAL ST BOSTON, MA 02110-1802	255,619.4080	100.00%

Columbia Value and Restructuring Fund, Variable Series-Class B	FIM FUNDING INC 100 FEDERAL ST BOSTON, MA 02110-1802	254,851.9370	100.00%

As of March 31, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns greater than 25% of the outstanding shares, either beneficially or by virtue of its fiduciary or trust roles or otherwise, is shown below. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

Control Person Ownership of the Funds

Fund	Shareholder Account Registration	Fund Balance	Percentage of Fund
Columbia Asset Allocation Fund, Variable Series-	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S) C/O SUN LIFE FINANCIAL PO BOX 9133 WELLESLEY HILLS, MA 02481-9133	6,742,300.7050	61.49%

Columbia Federal Securities Fund, Variable Series-	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S) C/O SUN LIFE FINANCIAL PO BOX 9133 WELLESLEY HILLS, MA 02481-9133	5,445,923.8660	70.45%

Fund	Shareholder Account Registration	Fund Balance	Percentage of Fund
Columbia International Fund, Variable Series-	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S) C/O SUN LIFE FINANCIAL PO BOX 9133 WELLESLEY HILLS, MA 02481-9133	16,777,575.2820	83.94%

Columbia Large Cap Growth Fund, Variable Series-	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S) C/O SUN LIFE FINANCIAL PO BOX 9133 WELLESLEY HILLS, MA 02481-9133	1,191,420.4590	51.01%

Columbia Large Cap Value Fund, Variable Series-	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S) C/O SUN LIFE FINANCIAL PO BOX 9133 WELLESLEY HILLS, MA 02481-9133	4,849,465.1830	54.11%

Columbia Large Cap Value Fund, Variable Series-	HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO ATTN DAVID BROECK PO BOX 2999 HARTFORD, CT 06104-2999	2,593,156.8190	27.05%

Columbia Mid Cap Value Fund, Variable Series-	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S) C/O SUN LIFE FINANCIAL PO BOX 9133 WELLESLEY HILLS, MA 02481-9133	1,252,035.0900	76.84%

Columbia Money Market Fund, Variable Series-	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S) C/O SUN LIFE FINANCIAL PO BOX 9133 WELLESLEY HILLS, MA 02481-9133	87,176,493.5680	70.16%

Columbia S&P 500 Index Fund, Variable Series-	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S) C/O SUN LIFE FINANCIAL PO BOX 9133 WELLESLEY HILLS, MA 02481-9133	1,809,241.5130	79.43%

Columbia Small Cap Value Fund, Variable Series-	AMERICAN EXPRESS- MANAGED ASSETS TRUST: AMERICAN ENTERPRISE LIFE INS 1497 AXP FINANCIAL CENTER MINNEAPOLIS, MN 55474-0014	14,461,630.2590	43.92%

Columbia Small Cap Value Fund, Variable Series-	ING USA ANNUITY AND LIFE INSURANCE COMPANY 1475 DUNWOODY DRIVE ATTN JOHN STANZIANI WESTCHESTER, PA 19380-1478	10,393,032.2780	31.56%

Fund	Shareholder Account Registration	Fund Balance	Percentage of Fund
Columbia Small Company Growth Fund, Variable Series-	HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWO ATTN DAVID BROECK PO BOX 2999 HARTFORD, CT 06104-2999	1,671,372.3900	35.10%

Columbia Small Company Growth Fund, Variable Series-	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S) C/O SUN LIFE FINANCIAL PO BOX 9133 WELLESLEY HILLS, MA 02481-9133	1,668,981.2810	35.05%

Columbia Strategic Income Fund, Variable Series-	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S) C/O SUN LIFE FINANCIAL PO BOX 9133 WELLESLEY HILLS, MA 02481-9133	5,764,738.3550	73.16%

Columbia Select Large Cap Growth Fund, Variable Series-	FIM FUNDING INC 100 FEDERAL ST BOSTON, MA 02110-1802	500,121.3490	100.00%

Columbia Value and Restructuring Fund, Variable Series-	FIM FUNDING INC 100 FEDERAL ST BOSTON, MA 02110-1802	510,471.3450	100.00%

APPENDIX A — DESCRIPTIONS OF SECURITIES RATINGS

This Appendix summarizes the various descriptions of securities ratings applicable to securities purchased by the Columbia Funds Family. Please refer to a Fund’s prospectus and statement of additional information to determine whether that Fund may invest in securities that have ratings described in this Appendix.

STANDARD & POOR’S (S&P)

Bonds

The following summarizes the ratings used by S&P for bonds. The ratings AAA, AA, A and BBB denote investment grade securities.

AAA bonds have the highest rating assigned by S&P and are considered to have an extremely strong capacity to pay interest and repay principal.

AA bonds are considered to have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds are considered to have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are considered to have an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds are considered to have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds are considered to have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB — rating.

CCC bonds are considered to have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B — rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC — debt rating. The C rating may be used to cover a situation, for example, where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Municipal Notes

SP-1. Notes rated SP-1 are considered to have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 are considered to have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Commercial Paper

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1. Issues assigned to this rating are considered to have overwhelming or very strong capacity for timely payment. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

MOODY’S INVESTORS SERVICE, INC. (MOODY’S)

Municipal Bonds

Aaa bonds are considered to be of the best quality. They are considered to have the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are considered to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Those bonds in the Aa through B groups that Moody’s believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1.

A bonds are considered to possess many favorable investment attributes and are to be considered to be upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment at some time in the future.

Baa bonds are considered to be medium grade obligations: they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba bonds are considered to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this grade.

B bonds are considered generally to lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are considered to be of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds are considered to represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated are considered to have extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Corporate Bonds

The description of the applicable rating symbols (Aaa, Aa, A, Baa, etc.) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody’s applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Municipal Notes

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1 Highest Quality

Prime-2 Higher Quality

Prime-3 High Quality

If an issuer represents to Moody’s that its commercial paper obligations are supported by the credit of another entity or entities, Moody’s, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

FITCH, INC. (FITCH)

Long-Term Debt

Investment Grade Bond Ratings

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A bonds are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

Speculative Grade Bond Ratings

BB bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds are considered to have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are considered to be minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these securities and D represents the lowest potential for recovery.

Plus (+) or minus (-): Plus or minus signs are used to show relative standing within the major rating categories. Plus and minus signs, however, are not used in the DDD, DD, or D categories.

Short-Term Debt

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and investment notes.

F-1+ obligations have exceptionally strong credit quality and are considered to have the strongest degree of assurance for timely payment.

F-1 obligations are considered to reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2 obligations are considered to have good credit quality. Securities in this class have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3 obligations are considered to have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S rating is assigned to obligations that are considered to have a minimal degree of assurance for timely payment and to be vulnerable to near-term adverse changes in financial and economic conditions.

B obligations are considered to have a minimal capacity for timely payment of financial commitments and a susceptibility to the adverse effects of changes in circumstances and economic conditions.

C rating is assigned to obligations that are considered to have a high default risk and whose capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D obligations are in actual or imminent payment default.

PROXY VOTING POLICY

Last Review Date:	April 2010

Applicable Regulatory Authority:	Rule 206(4)-6 under the Investment Advisers Act of 1940 Form N-PX ERISA Department of Labor Bulletin 08-2 Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to Employee Retirement Income Security Act (“ERISA”) accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Columbia Management Advisors, LLC (“CMA”) has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise. This policy applies primarily to the Global Wealth and Investment Management (“GWIM”) Investment Operations Group, the Investment groups (particularly, Equity and Chief Investment Officer’s Office), as well as to Compliance Risk Management (“CRM”) and Legal. CRM and Business groups to which this policy directly applies must adopt written procedures to implement this Policy.

Policy

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA’s clients without regard to any resulting benefit or detriment to CMA, its associates, or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds’ and other funds’ boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients’ proxy voting records to third parties. Rather, the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending each year on June 30th on Form N-PX.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware prior to the vote deadline date, subject to certain general exceptions described below.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are

This document is current as of the last Review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.

intended to prevent where practicable and manage conflicts of interest (refer to Conflicts of Interest section below). CMA’s proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

Means of Achieving Compliance

The Proxy Group within GWIM Investment Operations is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The Proxy Group’s monitoring will take into account the following elements: (1) periodic review of the proxy vendor’s votes to ensure that the proxy vendor is accurately voting consistent with CMA’s Voting Guidelines; and (2) review of the Columbia Funds’ fund website to ensure that annual proxy voting reports are posted in a timely and accurate manner. CMA has established a Proxy Committee which is responsible for overseeing the proxy voting process.

The specific responsibilities of the Proxy Committee and scope of its oversight are described in the Proxy Committee’s charter.

CMA’S INVESTMENT ASSOCIATES’ RESPONSIBILITIES

Under CMA’s Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the Proxy Group within GWIM Investment Operations will refer these matters first to the relevant CMA research analyst after first confirming that the proxy matter does not present a potential conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above. Information regarding CMA’s proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest — Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B — Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating their recommendation to the Proxy Group.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate1, or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients’ interests. However, a material conflict of interest is not

[1]	Bank of America Corporation (“BAC”), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of CMA-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA’s duty, in the proxy voting process, to act in the best economic interest of its clients.

This document is current as of the last Review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.

automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMA’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve said conflict in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by CMA’s proxy voting guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA’s clients (collectively, “Proxy Referrals”), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM identifies companies with which CMA has a significant business relationships and Proxy Referrals of such companies will be voted consistent with CMA’s conflicts management procedures described below. For Proxy Referrals that do not involve companies with which CMA has a significant business relationship the relevant CMA investment personnel (i.e. research analyst, portfolio manager, members of Proxy Committee) involved in the particular Proxy Referral must report any personal conflict of interest circumstances (e.g., relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise, unusual communications with parties outside the investment organization concerning a proxy matter) to Columbia Management’s Conflicts of Interest Officer in writing (see Appendix B). In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will similarly disclose the circumstance and abstain from participating in the Committee’s determination of whether and/or how to vote in the matter.

If the Proxy Committee, the Chairperson of the Proxy Committee, or the Conflicts Officer determines that a proxy matter presents a material conflict of interest, or a material conflict of interest is otherwise determined to exist through the application of this Policy, CMA will invoke one or more of the following conflict management procedures:

•	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA’s proxy voting agent);

•	Causing the proxies to be delegated to a qualified, independent third party, which may include CMA’s proxy voting agent; or

•	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to CMA’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America Corporation (“BAC”) or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest — Additional Procedures

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA reviews its proxy vendor’s conflicts of interest procedures as part of its oversight of the proxy vendor’s services.

This document is current as of the last Review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.

CMA and other BAC affiliates have adopted various other policies and procedures that help reinforce this Policy. Please see any associated documents.

Ownership Limits — Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CMA can hold for clients (collectively, “Ownership Limits”).

The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be CMA’s proxy voting agent.

PROXY VOTING GUIDELINES

A. CMA’s Proxy Voting Guidelines — General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA’s proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request in writing that the Proxy Committee consider voting the proxy other than according to such Guidelines and provide information as the Proxy Committee may request. The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Matters

For the following categories, proxies will be voted as stated below:

1. New Proposals. For certain new proposals that are expected to be proposed to shareholders of multiple companies, the Proxy Committee may develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for accounts adhering to Taft Hartley principles will be voted according to the Taft Hartley Guidelines developed by the proxy vendor.

3. Accounts Adhering to Socially Responsible Principles. All proposals for accounts adhering to socially responsible principles will be voted according to the Socially Responsible Guidelines developed by the proxy vendor or as specified by the client.

4. Proxies of International Issuers. In general, CMA will refrain from voting securities in cases where international issuers impose share blocking restrictions. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such securities, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance

This document is current as of the last Review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.

with the Voting Guidelines set forth in this Policy. Additionally, proxies will typically not be voted in markets where powers of attorney are required to be executed in order to vote shares.

5. Proxy Referrals for Passive Index Accounts. Proxy Referrals for a security that is held only within a passive index account managed by CMA’s Quantitative Strategies Group and not in any other account within CMA, shall be voted according to the guidelines developed by the proxy vendor or as specified by the client. However, if a security is held within a passive index account managed by CMA’s Quantitative Strategies Group and within another CMA-managed account (including without limitation an account actively managed by CMA’s Quantitative Strategies Group), all proposals, including Proxy Referrals, will be voted in accordance with the Voting Guidelines, subject to the other provisions of this Policy.

6. Proxy Voting for Securities on Loan. CMA generally votes in cases where shares have been loaned from actively managed Columbia Funds as long as the shares have been recalled in a timely manner. However, CMA generally does not vote shares that have been loaned from passively managed Columbia Index Funds. Other CMA clients may have their own stock loan programs and may or may not recall their shares for proxy voting.

Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Columbia Management Conflicts Officer.

Monitoring/Oversight

CRM and/or Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management’s compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and for which CMA was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);

•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

This document is current as of the last Review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

Document	Responsible Party
Proxy Committee Meeting Minutes and Related Materials	Proxy Group in GWIM Investment Operations

Proxy Vote Recommendation Form and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations (or any other document created by CMA that was material to making a voting decision or that memorializes the basis for the voting decision)

Proxy Group in GWIM Investment Operations
Conflicts of Interest Review Documentation, including Conflicts of Interest Forms	Compliance Risk Management
Client Communications Regarding Proxy Matters	Client Service Group
Copy of Each Applicable Proxy Statement Unless it has been Filed with the SEC and may be Obtained from the SEC’s EDGAR System	Proxy Group in GWIM Investment Operations

Records should be retained for a period of not less than six years plus the current year. Records must be retained in an appropriate office of CM for the first three years.

This document is current as of the last Review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.

APPENDIX A — CMA’s Proxy Voting Policy

CMA’S VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

•

Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

However, CMA generally will WITHHOLD votes from pertinent director nominees if:

(i)	the board as proposed to be constituted would have more than one-third of its members from management;

(ii)	the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as “independent,” i.e. having no material relationship, directly or indirectly, with the Company, as CMA’s proxy voting agent may determine (subject to the Proxy Committee’s contrary determination of independence or non-independence);

(iii)	the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters — ratification of the appointment of auditors);

(iv)	a director serves on more than six public company boards;

(v)	the CEO serves on more than two public company boards other than the company’s board; or

(vi)	CMA generally will vote AGAINST Director nominee of a company who is chief executive officer of another company on whose board the company’s chief executive officer sits (i.e. interlocking executives).

One a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor; served voted for the adoption of a poison pill without approval of shareholders), has demonstrated a disregard for the interests of shareholders.

•

Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission (“SEC”) and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a “financial expert” in accordance with SEC rules.

•	Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

•	Proposals to separate the role of Chairman of the Board and CEO.

•	Proposals that grant or restore shareholder ability to remove directors with or without cause.

This document is current as of the last Review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.

•	Proposals to permit shareholders to elect directors to fill board vacancies.

•	Proposals that encourage directors to own a minimum amount of company stock.

•	Proposals to provide or to restore shareholder appraisal rights.

•	Proposals for the company to adopt confidential voting.

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA will generally vote FOR 162(m) bonus plans unless the Proxy Administrator recommends voting against a specific plan, in which case CMA will vote on a CASE- BY- CASE basis.

CMA generally will vote AGAINST:

•	Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

•	Proposals that give management the ability to alter the size of the board without shareholder approval.

•	Proposals that provide directors may be removed only by supermajority vote.

•	Proposals which allow more than one vote per share in the election of directors.

•	Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Proposals that mandate a minimum amount of company stock that directors must own.

•	Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis:

•	In contested elections of directors. Proposals to adopt or eliminate cumulative voting.

•	CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

•	Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

•

Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

•	CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

•	CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR:

•

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards.

This document is current as of the last Review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.

•	Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

•	Proposals asking a company to expense stock options.

•	Proposals to put option repricings to a shareholder vote.

•

Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

•	Shareholder proposals to adopt a non-binding advisory vote on Executive Compensation (“Say on Pay”).

•

CMA recognizes that individual compensation committees are in the best position to determine the optimal design of share based plans. However, CMA generally prefers a greater use of restricted stock in place of stock options due to the greater uncertainty involved with the valuation of stock options at the time of issue.

CMA generally will vote AGAINST:

•	Stock option plans that permit issuance of options with an exercise price below the stock’s current market price, or that permit replacing or repricing of out-of-the money options.

•	Proposals to authorize the replacement or repricing of out-of-the money options.

•

Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis.

•

CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds 5% of the average number of shares outstanding for the last 3 years, or exceeds 1% of the average number of shares outstanding for the last 3 years (for directors only), CMA will vote on such proposals on a CASE-BY-CASE basis. CMA requires that management provide substantial justification for the repricing of options.

CMA will vote on a CASE-BY-CASE basis:

•	Proposals regarding approval of specific executive severance arrangements.

•	Management proposals regarding “Say on Pay” (i.e. non-binding advisory vote on pay).

•	Proposals that involve awarding 50% or more of the equity shares of an equity-based compensation plan to the top five or fewer executives.

3. Capitalization

CMA generally will vote FOR:

•

Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

This document is current as of the last Review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.

For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

•	Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

•	Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

•	Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

•

Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

•	Whether the company has attained benefits from being publicly traded.

•	Cash-out value

•	Balanced interests of continuing vs. cashed-out shareholders

•	Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company’s assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

•	CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

•	CMA generally votes FOR shareholder proposals to eliminate a poison pill.

•	CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

•	CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company’s ability to make greenmail payments.

Supermajority vote

•

CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

This document is current as of the last Review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.

Control Share Acquisition Provisions

•	CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

•	Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

•	Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

CMA generally will vote FOR:

•	Proposals to approve routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

•	Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

•	Credible reason exists to question:

•	The auditor’s independence, as determined by applicable regulatory requirements.

•	The accuracy or reliability of the auditor’s opinion as to the company’s financial position.

•

Fees paid to the auditor or its affiliates for “non-audit” services exceeds 25% of the total fees paid for “audit,” “audit-related” and “tax compliance” and/or “tax return preparation” services, as disclosed in the company’s proxy materials.

•	Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

•	Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

•	Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

•

Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

•	Shareholder proposals to change the date, time or location of the company’s annual meeting of shareholders.

CMA will vote AGAINST:

•	Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

•

Proposals to change the location of the company’s state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

This document is current as of the last Review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.

•	Proposals on whether and how to vote on “bundled” or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

•

FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

•

FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

•	Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

•	Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

•	Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

•

Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors/directors and/or legal action is being taken against the board by other shareholders.

•

Management proposals concerning allocation of income and the distribution of dividends, unless the proxy vendor would vote against such proposal in accordance with its guidelines, in which case CMA will evaluate the proposal on a CASE-BY-CASE basis.

•	Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will generally vote FOR proposals to approve Directors’ Fees, unless the proxy vendor would vote against such proposal in accordance with its guidelines, in which case CMA will evaluate the proposal on a CASE-BY-CASE basis.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

•	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA’ categorization rules and the Dutch Corporate Governance Code.

•	No call/put option agreement exists between the company and the foundation.

•	There is a qualifying offer clause or there are annual management and supervisory board elections.

•	The issuance authority is for a maximum of 18 months.

•	The board of the company-friendly foundation is independent.

•	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

This document is current as of the last Review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.

•	There are no priority shares or other egregious protective or entrenchment tools.

•	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

•	Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

•	Board structure

•	Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding;

•	Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

•	Are interested directors and sit on the audit or nominating committee; or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

•	Past shareholder activism, board activity and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of incumbent directors; director nominees

•	Experience and skills of director nominees

•	Governance profile of the company

•	Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

This document is current as of the last Review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance as compared with peers

•	Resulting fees relative to peers

•	Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for anti-takeover purposes

Policies Addressed by the Investment Company Act of 1940 (“1940 Act”):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	Fund’s target investments

This document is current as of the last Review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.

•	Reasons given by the fund for the change

•	Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund’s investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s name, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

Change in Fund’s Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s subclassification, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

•	Strategies employed to salvage the company

•	Past performance of the fund

•	Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

•	The state of incorporation; net effect on shareholder rights

•	Regulatory standards and implications

This document is current as of the last Review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.

CMA will vote FOR:

•

Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

•

Proposals enabling the Board to amend, without shareholder approval, the fund’s management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

•	Proposals enabling the Board to:

•	Change, without shareholder approval the domicile of the fund

•	Adopt, without shareholder approval, material amendments of the fund’s declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

This document is current as of the last Review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the adviser’s management

This document is current as of the last Review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.

APPENDIX B

Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

Issuer and Proxy Matter:

1.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer?[1]

2.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

3.	Have you discussed this particular proxy proposal with anyone outside of Columbia Management’s investment group?[2]

4.	Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

Name:

Signed:

Date:

[1]	Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.
[2]	Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

This document is current as of the last Review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.

APPENDIX C

CMA Proxy Vote Recommendation/Proxy Committee Request Form

Name of Investment Associate:

Company Name:

Overview of Proxy Vote and Meeting Date:

Proxy Agenda Item(s)

Description of Item:
(The above information will be pre-populated by the Proxy Department.)

Recommendation (FOR, AGAINST, ABSTAIN) including brief rationale:

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

Signed

By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed “Conflicts of Interest Disclosure and Certification Form” to Compliance Risk Management (Conflicts Officer).

Send Completed Forms to:

GWIM Investment Operations — Proxy Department

or

In the case of Proxy Votes to be referred to the Proxy Committee, submit this form and materials to the Chair of the Proxy Committee

This document is current as of the last Review date but subject to change thereafter. Please consult the online version to verify that this policy has not been updated or otherwise changed.

Part C. OTHER INFORMATION

Columbia Asset Allocation Fund, Variable Series (CAAF)

Columbia Federal Securities Fund, Variable Series (CFSF)

Columbia International Fund, Variable Series (CIF)

Columbia Large Cap Growth Fund, Variable Series (CLCGF)

Columbia Large Cap Value Fund, Variable Series (CLCVF)

Columbia Mid Cap Value Fund, Variable Series (CMCVF)

Columbia Money Market Fund, Variable Series (CMMF)

Columbia S&P 500 Index Fund, Variable Series (CSP500F)

Columbia Select Large Cap Growth Fund, Variable Series (CSLCGF)

Columbia Small Cap Value Fund, Variable Series (CSCVF)

Columbia Small Company Growth Fund, Variable Series (CSCGF)

Columbia Strategic Income Fund, Variable Series (CSIF)

Columbia Value and Restructuring Fund, Variable Series (CVRF)

Item 28.	Exhibits:

(a)(1) Second Amended and Restated Agreement and Declaration of Trust dated April 12, 2006. (10)

(a)(2) Amendment No. 1 to Second Amended and Restated Agreement and Declaration of Trust dated June 14, 2006. (10)

(b) Amended and Restated By-Laws (8)

(c) Not Applicable.

(d)(1) Investment Advisory Agreement, dated as of November 1, 2003, between the Registrant on behalf of CSCGF, CLCGF, CAAF, CFSF and CMMF and Columbia Management Advisors, LLC (Columbia Management)(5).

(d)(2) Sub-Advisory Agreement dated January 1, 2002 between the Registrant, on behalf of CAAF, Columbia Management and Nordea Investment Management North America, Inc. (Nordea) (4)

(d)(3) Amendment to Investment Management Agreement dated October 12, 2004, with respect to CSCGF, CLCGF, CAAF, CFSF and CMMF (6)

(d)(4) Management Agreement dated as of May 1, 2006 between the Registrant and Columbia Management, with respect to CSCVF, CSIF, CIF, CLCVF and CMCVF. (9)

(d)(5) Management Agreement dated as of May 1, 2006 between the Registrant and Columbia Management, with respect to CSP500F. (9)

(d)(6) Investment Advisory Agreement dated as of September 1, 2008 between the Registrant and Columbia Management with respect to CSLCGF and CVRF. (12)

(e) Distribution Agreement between the Registrant, the other Massachusetts business trusts party thereto and Columbia Management Distributors, Inc., dated as of May 1, 2006 with Schedule I dated November 23, 2009.(20)

(f) Not applicable.

(g)(1) Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company (“State Street”) dated September 19, 2005 (7).

(g)(2) Appendix A to Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank and Trust Company dated September 19, 2005 (7).

(h)(1) Amended and Restated Administrative Agreement dated as of September 1, 2008 between the Registrant on behalf of the Funds and Columbia Management Advisors, LLC with Schedule A and Schedule C each dated November 23, 2009. (20)

(h)(2)(i) Transfer, Dividend Disbursing and Shareholders’ Servicing Agent Agreement, dated as of May 1, 2006 with Schedule A dated November 23, 2009, by and between the Registrant, the other Massachusetts business trusts party thereto, Columbia Management Services, Inc. and Columbia Management Advisors, LLC. (20)

(h)(2)(ii) Amendment No. 1 dated October 1, 2006 to the Transfer, Dividend Disbursing and Shareholders’ Servicing Agent Agreement dated May 1, 2006 by and among the Registrant, the other Massachusetts business trusts party thereto, Columbia Management Services, Inc. and Columbia Management Advisors, LLC. (12)

(h)(2)(iii) Amendment dated August 26, 2008 to the Transfer, Dividend Disbursing and Shareholders’ Servicing Agent Agreement dated May 1, 2006 by and among the Registrant, the other Massachusetts business trusts party thereto, Columbia Management Services, Inc. and Columbia Management Advisors, LLC. (12)

(h)(2)(iv) Amended and Restated Pricing and Bookkeeping Oversight and Services Agreement between Registrant, the other parties listed on Schedule A and Columbia Management Advisors, LLC dated January 1, 2008 with Schedule A dated November 23, 2009. (20)

(h)(3)(i) Amended and Restated Participation Agreement dated April 3, 1998 among the Registrant, Keyport Life Insurance Company and Keyport Financial Services Corp (1)

(h)(3)(ii) Participation Agreement dated as of October 1, 1993 among the Registrant, Keyport Financial Services Corp. and Independence Life Annuity Company (2).

(h)(3)(iii) Participation Agreement dated as of April 15, 1994 among the Registrant, Transamerica Occidental Life Insurance Company, Stein Roe and Charles Schwab & Co., Inc.(2)

(h)(3)(iv) Participation Agreement dated as of December 1, 1994 among the Registrant, First Transamerica Life Insurance Company, Stein Roe and Charles Schwab & Co., Inc. (2)

(h)(3)(v) Participation Agreement dated May 8, 1998 among the Registrant, Keyport Benefit Life Insurance Company, and Keyport Financial Services Corp.(2)

(h)(4) Fee Waiver/Expense Reimbursement Agreement dated November 19, 2008 between the Registrant and Columbia Management. (13)

(h)(5)(i) Amended and Restated Credit Agreement dated as of October 19, 2006 by and among Registrant and certain other trusts party thereto, on behalf of certain of their series listed on Schedule A thereto, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, Columbia Funds Variable Insurance Trust I and Banc of America Funds Trust, on behalf of certain of their series listed on Schedule B thereto, Lloyds TSB Bank plc, Société Générale, New York Branch, Banco Bilbao Vizcaya Argentaria S.A., State Street Bank and Trust Company, individually, State Street Bank and Trust Company, as administrative agent for each of the banks party thereto, and State Street Bank and Trust Company, as operations agent for each of the banks party thereto. (11)

(h)(5)(ii) Amendment Agreement No. 1 and Instrument of Adherence dated as of October 18, 2007 by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc., Registrant, Columbia Funds Institutional Trust and Columbia Funds Series Trust I, the banks party thereto, State Street Bank and Trust Company, as operations agent for itself and the banks party thereto, and State Street Bank and Trust Company, as administrative agent for itself and the banks party thereto. (11)

(h)(5)(iii) Amendment Agreement No. 2 dated as of February 28, 2008 by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust, Excelsior Tax-Exempt Funds, Inc., Registrant, Columbia Funds Institutional Trust and Columbia Funds Series Trust I, the banks party thereto, State Street Bank and Trust Company, as operations agent for itself and the banks party thereto, and State Street Bank and Trust Company, as administrative agent for itself and the banks party thereto. (11)

(h)(5)(iv) Amendment Agreement No. 3 dated as of March 31, 2008 by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust, Excelsior Tax-Exempt Funds, Inc., Registrant, Columbia Funds Institutional Trust and Columbia Funds Series Trust I, the banks party thereto, State Street Bank and Trust Company, as operations agent for itself and the banks party thereto, and State Street Bank and Trust Company, as administrative agent for itself and the banks party thereto. (11)

(h)(6)(i) Letter agreement dated as of September 19, 2005, by and among Nations Funds Trust, Nations Master Investment Trust and Nations Separate Account Trust, each on behalf of certain of its series, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (11)

(h)(6)(ii) Letter agreement dated as of February 15, 2006, by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust and Nations Separate Account Trust, each on behalf of certain of its series, and State Street Bank and Trust Company. (11)

(h)(6)(iii) Letter agreement dated as of June 7, 2006, by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust, Columbia Funds Variable Insurance Trust I and Banc of America Funds Trust, each on behalf of certain of its series, and State Street Bank and Trust Company. (11)

(h)(6)(iv) Letter agreement dated as of September 15, 2006, by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust, Columbia Funds Variable Insurance Trust I and Banc of America Funds Trust, each on behalf of certain of its series, and State Street Bank and Trust Company. (11)

(h)(6)(v) Letter agreement dated as of October 19, 2006, by and among the Registrant, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, Columbia Funds Series Trust I, and Columbia Funds Institutional Trust, each on behalf of certain of its series, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (11)

(h)(6)(vi) Letter agreement dated as of September 17, 2007, by and among Registrant, Columbia Funds Institutional Trust, Columbia Funds Series Trust I, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc., each on behalf of certain of its series, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (11)

(h)(6)(vii) Letter agreement dated as of October 18, 2007, by and among Registrant, Columbia Funds Institutional Trust and Columbia Funds Variable Insurance Trust, each on behalf of certain of its series, as set forth on Appendix I to the Sixth Amendment Agreement, Columbia Fund Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc., each on behalf of certain of its series, as set forth on Appendix I thereto, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (11)

(h)(6)(viii) Letter agreement dated as of February 28, 2008, by and among the Registrant, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Columbia Funds Series Trust I, Columbia Funds Institutional Trust, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc., each on behalf of certain of its series, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (11)

(h)(6)(ix) Letter agreement dated as of March 31, 2008, by and among the Registrant, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Columbia Funds Series Trust I, Columbia Funds Institutional Trust, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc., each on behalf of certain of its series, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (11)

(h)(7)(i) Financial Reporting Services Agreement dated December 15, 2006 between Registrant, Columbia Management Advisors, LLC and State Street Bank and Trust Company with Schedule A dated May 5, 2008. (12)

(h)(7)(ii) Amendment to Financial Reporting Services Agreement between Registrant, the other parties listed on Schedule A, Columbia Management Advisors, LLC and State Street Bank and Trust Company dated as of June 29, 2007 with Schedule A dated as of June 29, 2007. (14)

(h)(8)(i) Accounting Services Agreement between Registrant, Columbia Management Advisors, LLC and State Street Bank and Trust Company dated as of December 15, 2006 with Schedule A dated May 5, 2008. (12)

(h)(8)(ii) Amendment to Accounting Services Agreement between Registrant, the other parties listed on Schedule A, Columbia Management Advisors, LLC and State Street Bank and Trust Company dated as of June 29, 2007 with Schedule A dated as of June 29, 2007. (14)

(h)(9) Amendment Agreement No. 4, dated October 16, 2008, to the Limited Waiver and Limited Consent, by and among the Registrant, Columbia Variable Insurance Trust, Columbia Funds Institutional Trust, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LCC, Columbia Funds Variable Insurance Trust I and Banc of America Funds Trust, on behalf of each of their respective series listed on Schedule 2 and State Street Bank and Trust Company, individually, as operations agent and as administrative agent. (13)

(h)(10) Amendment Agreement No. 5 and Limited Consent, dated as of June 1, 2009, by and among the Registrant, Columbia Funds Series Trust I, Columbia Funds Institutional Trust, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, each on behalf of each of its respective series listed on Schedule 2 thereto and State Street Bank and Trust Company, individually, as operations agent and as administrative agent. (16)

(h)(11) Amendment Agreement No. 6, dated as of October 15, 2009, by and among the Registrant, Columbia Funds Series Trust I, Columbia Funds Institutional Trust, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Columbia Funds Series Trust II, each on behalf of each of its respective series listed on Schedule 2 thereto and State Street Bank and Trust Company, individually, as operations agent and as administrative agent. (18)

(i)(1) Opinion and consent of counsel with respect to CAAF, CSCGF, CLCGF, CFSF, CMMF, CSCVF, CSIF, CIF, CLCVF, CSP500F and CMCVF. (8)

(i)(2) Opinion and consent of counsel with respect to CSLCGF and CVRF. (12)

(j) Consent of PricewaterhouseCoopers LLP with respect to CAAF, CSCGF, CLCGF, CFSF, CMMF, CSCVF, CSIF, CIF, CLCVF, CSP500F, CMCVF, CSLCGF, and CVRF is filed herewith.

(k) Not applicable

(l) Not applicable

(m)(1) Rule 12b-1 Inter-Distributor Agreement dated June 1, 2000. (3)

(m)(2) Distribution Plan as revised on October 29, 2008. (13)

(n) Not applicable.

(o) Plan pursuant to Rule 18f-3(d) dated November 20, 2009. (19)

(p)(1) Code of Ethics, of Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. dated September 15, 2009, effective January 1, 2009. (21)

(p)(2) Columbia Funds Family Code of Ethics, as revised September, 2009. (21)

(p)(3) Code of Ethics of Nordea Investment Management North America, Inc. is filed herewith.

(q)(1) Powers of Attorney for Christopher L. Wilson, J. Kevin Connaughton and Michael G. Clarke, dated December 28, 2007. (10)

(q)(2) Powers of Attorney for John D. Collins, Rodman L. Drake, Douglas A. Hacker, Janet Langford Kelly, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Jonathan Piel, Patrick J. Simpson and Anne-Lee Verville, dated February 3, 2009. (13)

(1) Incorporated by Reference to Post-Effective Amendment No. 13 to this Registration Statement filed April 1998.

(2) Incorporated by Reference to Post-Effective Amendment No. 14 to this Registration Statement filed May 1998.

(3) Incorporated by Reference to Post-Effective Amendment No. 19 to this Registration Statement filed on or about June 1, 2000.

(4) Incorporated by Reference to Post-Effective Amendment No. 22 to this Registration Statement filed April 2002.

(5) Incorporated by Reference to Post-Effective Amendment No. 24 to this Registration Statement filed April 23, 2004.

(6) Incorporated by Reference to Post-Effective Amendment No. 26 to this Registration Statement filed on or about May 1, 2005.

(7) Incorporated by Reference to Post-Effective Amendment No. 27 to this Registration Statement filed on or about January 25, 2006.

(8) Incorporated by Reference to Post-Effective Amendment No. 29 to this Registration Statement filed on or about April 10, 2006.

(9) Incorporated by Reference to Post-Effective Amendment No. 30 to this Registration Statement filed on or about April 27, 2007.

(10) Incorporated by Reference to Post-Effective Amendment No. 31 to this Registration Statement filed on February 29, 2008.

(11) Incorporated by Reference to the Post-Effective Amendment No. 32 to this Registration Statement filed on April 29, 2008.

(12) Incorporated by Reference to the Post-Effective Amendment No. 34 to this Registration Statement filed on August 29, 2008.

(13) Incorporated by Reference to the Post-Effective Amendment No. 35 to this Registration Statement filed on April 30, 2009.

(14) Incorporated by reference to Post-Effective Amendment No. 88 to the Registration Statement of Columbia Funds Series Trust I on Form N-1A (File Nos. 2-99356 and 811-04367), filed with the Commission on or about July 29, 2009.

(15) Incorporated by reference to Post-Effective Amendment No. 90 to the Registration Statement of Columbia Funds Series Trust I on Form N-1A (File Nos. 2-99356 and 811-04367), filed with the Commission on or about July 31, 2009.

(16) Incorporated by reference to Post-Effective Amendment No. 91 to the Registration Statement of Columbia Funds Series Trust I on Form N-1A (File Nos. 2-99356 and 811-04367), filed with the Commission on or about August 28, 2009.

(17) Incorporated by reference to Post-Effective Amendment No. 93 to the Registration Statement of Columbia Funds Series Trust I on Form N-1A (File Nos. 2-99356 and 811-04367), filed with the Commission on or about October 9, 2009.

(18) Incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement of Columbia Funds Series Trust I on Form N-1A (File Nos. 2-99356 and 811-04367), filed with the Commission on or about October 28, 2009.

(19) Incorporated by reference to Post-Effective Amendment No. 95 to the Registration Statement of Columbia Funds Series Trust I on Form N-1A (File Nos. 2-99356 and 811-04367), filed with the Commission on or about November 20, 2009.

(20) Incorporated by reference to Post-Effective Amendment No. 97 to the Registration Statement of Columbia Funds Series Trust I on Form N-1A (File Nos. 2-99356 and 811-04367), filed with the Commission on or about December 2, 2009.

(21) Incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement of Columbia Funds Series Trust I on Form N-1A (File Nos. 2-99356 and 811-04367), filed with the Commission on or about December 29, 2009.

Item 29.	Persons Controlled by or under Common Control with Registrant

None.

Item 30.	Indemnification

Article Five of the Amended and Restated Bylaws of Registrant (“Article Five”) provides that Registrant shall indemnify each of its trustees and officers (including persons who serve at Registrant’s request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) who are not employees or officers of any investment adviser to Registrant or any affiliated person thereof, and its chief compliance officer, regardless of whether such person is an employee or officer of any investment adviser to Registrant or any affiliated person thereof, and may indemnify each of its trustees and officers (including persons who serve at Registrant’s request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) who are employees or officers of any investment adviser to Registrant or any affiliated person thereof (“Covered Persons”) under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 (“1940 Act”) provides that neither the Agreement and Declaration of Trust nor the Bylaws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Five shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. To the extent required under the 1940 Act, (i) Article Five does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Five unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither “interested persons” of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding (“disinterested, non-party trustees”), or (b) an independent legal counsel as expressed in a written opinion; and (iii) Registrant will not advance attorneys’ fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily-available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article Five does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Five as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Article Five also provides that its indemnification provisions are not exclusive. Registrant has also entered into Indemnification Agreements with each of its trustees and its chief compliance officer, a copy of which has been filed as an exhibit to this registration statement, establishing certain procedures with respect to the indemnification described above.

Registrant’s investment adviser, Columbia Management Advisors, LLC, maintains investment advisory professional liability insurance to insure it, for the benefit of Registrant and its non-interested trustees, against loss arising out of any effort, omission, or breach of any duty owed to Registrant or any series of Registrant by Columbia Management Advisors, LLC.

Item 31.	Business and Other Connections of Investment Adviser

Information regarding the businesses of Columbia Management Advisors, LLC and its officers is set forth in the Prospectuses and in the Statement of Additional Information and is incorporated herein by reference.

The business and other connections of the officers and directors of Columbia Management Advisors, LLC are also listed on the Form ADV of Columbia Management Advisors, LLC as currently on file with the Commission (File No. 801-50372).

Item 32.	Principal Underwriter

(a)	Columbia Management Distributors, Inc. (CMD), a subsidiary of Columbia Management Advisors, LLC, is the Registrant’s principal underwriter. CMD acts in such capacity for each series of Columbia Funds Variable Insurance Trust, Columbia Funds Series Trust, Columbia Funds Series Trust I, Columbia Funds Series Trust II, Columbia Funds Variable Insurance Trust I, Columbia Acorn Trust, Wanger Advisors Trust and B of A Funds Series Trust. CMD acts as placement agent for Columbia Funds Master Investment Trust, LLC.

(b)	The table below lists each director or officer of the principal underwriter named in the answer to Item 20.

(1) Name and Principal Business Address*	(2) Position and Offices with Principal Underwriter	(3) Positions and Offices with Registrant
Ahmed, Yaqub	Managing Director	None
Aldi, Andrew	V.P.	None
Apigian, David C.	V.P.	None
Avery, Scott	Sr. V.P.	None
Ballou, Richard J.	Sr. V.P.	None
Bartlett, Russell M.	V.P.	None
Beaulieu, Matthew C.	V.P.	None
Bednarz, Allen F.	Treasurer and Chief Financial Officer	None
Begos, Michael V.	V.P.	None
Boudreau, Jill M.	V.P.	None
Brantley, Thomas M.	Sr. V.P.-Tax	None
Braz, Daniel J.	V.P.	None
Brown, Beth Ann	Managing Director and Director	None
Brown, Jason M.	V.P.	None
Buckley, Stephen A.	V.P.	None
Chase, John	Director	None
Christos, Andrew	V.P.	None
Cislo, John A.	V.P.	None
Claude, Abram	Director	None
Conley, Brook	V.P.	None
Connaughty, Mary	Sr. V.P.	None
Davis, Kenneth J.	V.P.	None
Davis, Walter Keith	Sr. V.P.-Tax	None
DeFao, Michael	Chief Legal Officer	None
Dence, Mark	V.P.	None
Desilets, Marian	Sr. V.P.	None
Diedrich, Kurt	V.P.	None
Dills, Jason D.	V.P.	None
Donovan, M. Patrick	Chief Compliance Officer	None
Doyle, Matthew	V.P.	None
Dukatz, Gerald E.	Director	None
Dutcher, Scott M.	V.P.	None
Edelman, Alexander	V.P.	None
Falaguerra, Robert	V.P.	None
Feloney, Joseph	Sr. V.P.	None
Ferguson, Sarah	V.P.	None
Fernandes, Steve S.	V.P.	None
Fertig, Peter H.	V.P.	None
Ferullo, Jeanne	Sr. V.P.	None
Fisher, James F.	V.P.	None
Flick, William J.	V.P.	None
Ford, David C.	V.P.	None
Fradenburg, Jayson A.	V.P.	None
Galemba, Michelle	V.P.	None
Gannon, Timothy K.	V.P.	None
Gentile, Russell	V.P.	None
Giorlando, Charles	V.P.	None
Giovanniello, Paul	V.P.	None
Goldberg, Matthew	V.P.	None
Gowe, Christopher N.	V.P.	None
Grant, Amanda H.	Managing Director	None
Greeley, Kristin J.	V.P.	None
Gross, Travis	V.P.	None
Gubala, Jeffrey	Sr. V.P.	None
Guenard, Brian	V.P.	None
Guenard, Mark C.	V.P.	None
Hall, Andrew (Drew) R.	V.P.	None
Hall, Jennifer A.	V.P.	None
Harvey, Michael R.	V.P.	None
Hayes, Kimberly A.	V.P.	None
Hindia, Ami R.	V.P.	None
Hintlian, Douglas E.	V.P.	None
Holt, Caroline	Director	None
James, Laura	V.P.	None
Johnston, Scott A.	Operational Risk Officer	None
Jones, Michael A.	Chief Executive Officer, President and Director	None
Jung, Stuart	V.P.	None
Kamin, Eric	V.P.	None
Kane, Joanne	Director	None
Karnolt, Stephen M.	V.P.	None
Kerans, Sean C.S.	V.P.	None
Kimball, Frank S.	Managing Director	None
Kirkman, Eric	V.P.	None
Kissane, James J.	V.P.	None
Lee, Stephen	V.P.	None
Lewis, Amanda	V.P.	None
Lewis, Douglas P.	V.P.	None
Magnusson, Peter K.	V.P.	None
Marcelonis, Sheila	V.P.	None
Martin, Brian	V.P.	None
Martin, Glen P.	Managing Director	None
McTernan, Sean	V.P.	None
Miller, Anthony	Sr. V.P.	None
Miller, Gregory M.	V.P.	None
Moberly, Ann R.	Sr. V.P.	None
Moon, Leslie	Director	None
Murphy, Kevin M.	V.P.	None
Najarian, Mark A.	Sr. V.P.	None
Nelson, Bryan E.	V.P.	None
Newberry, Kirtis	V.P.	None
Newnham, Jason S.	V.P.	None

Nigrosh, Diane J.	V.P.	None
Owen, Stephanie	V.P.	None
Palmer, Darren	V.P.	None
Perosio, Charles P.	V.P.	None
Perry, John C.	V.P.	None
Peters, Jeffrey F.	Managing Director and Director	None
Pryor, Elizabeth A.	Secretary	None
Rawdon, Gary	Director	None
Reed, Christopher B.	V.P.	None
Robinson, Matthew M.	V.P.	None
Sanderson, Patricia	Director	None
Schortmann, Matthew	V.P.	None
Scott, Garland M.	V.P.	None
Scully-Power, Adam	V.P.	None
Sellers, Gregory S.	Managing Director	None
Seymour, Harry J.	V.P.	None
Shopp, Reagan	V.P.	None
Sideropoulos, Lou	Managing Director	None
Stanton, Scott M.	V.P.	None
Stark, Robert J.	V.P.	None
Studer, Eric	Director	None
Swartwood, Alexander	V.P.	None
Tagliaferri, John	V.P.	None
Tiernan, Ryan	V.P.	None
Tobin, Richard S.	V.P.	None
Tucker, Floyd A.	V.P.	None
Turner, Jeffrey B.	V.P.	None
Walsh, Brian	Managing Director	None
Ward, Scott W.	V.P.	None
Wasp, Kevin	Corporate Ombudsman	None
Welsh, Stephen T.	Managing Director	None
Wess, Valerie	V.P.	None
Wheeler, Eben	Sr. V.P.	None
White, Lynn	V.P.	None
Wilhelm, Donald C.	V.P.	None
Wright, Andrew M.	Director	None
Wyatt, Bradley M.	V.P.	None
Yates, Susan	Sr. V.P.	None
Zundl, Derek A.	V.P.	None

*	The address for each individual is One Financial Center, Boston, MA 02111.

Item 33	Location of Accounts and Records

•

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include Registrant’s Secretary, Registrant’s investment advisor, Columbia Management Advisors, LLC; Registrant’s administrator; Columbia Management Advisors, LLC; Registrant’s transfer and dividend disbursing agent, Columbia Management Services, Inc. Registrant’s principal underwriter, Columbia Management Distributors, Inc.; and Registrant’s custodian, State Street Bank and Trust Company. The address for each person except the Registrant’s investment advisor, administrator and custodian is One Financial Center Boston, MA 02111.

•

The Registrant’s investment advisor’s/administrator’s address is 100 Federal Street, Boston, MA 02110. The Registrant’s custodian’s address is State Street Financial Center, One Lincoln Street, Boston, MA 02111.

•	The Registrant’s Sub Advisor’s address is 437 Madison Avenue, New York, NY 10022.

Item 34.	Management Services

Not Applicable

Item 35.	Undertakings

Not Applicable

NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Columbia Funds Variable Insurance Trust is on file with the Secretary of the Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbia Funds Variable Insurance Trust, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 29th day of April, 2010.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST

By:	/s/ J. Kevin Connaughton
Name:	J. Kevin Connaughton
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ J. Kevin Connaughton	President	April 29, 2010
J. Kevin Connaughton	(Principal Executive Officer)

/s/ Michael G. Clarke	Chief Financial Officer	April 29, 2010
Michael G. Clarke	(Principal Financial Officer)

/s/ Joseph F. DiMaria	Chief Accounting Officer	April 29, 2010
Joseph F. DiMaria	(Principal Accounting Officer)

JOHN D. COLLINS*	Trustee	April 29, 2010
John D. Collins

RODMAN L. DRAKE*	Trustee	April 29, 2010
Rodman L. Drake

DOUGLAS A. HACKER*	Trustee	April 29, 2010
Douglas A. Hacker

JANET LANGFORD KELLY*	Trustee	April 29, 2010
Janet Langford Kelly

WILLIAM E. MAYER*	Trustee	April 29, 2010
William E. Mayer

CHARLES R. NELSON*	Trustee	April 29, 2010
Charles R. Nelson

JOHN J. NEUHAUSER*	Trustee	April 29, 2010
John J. Neuhauser

JONATHAN PIEL*	Trustee	April 29, 2010
Jonathan Piel

PATRICK J. SIMPSON*	Trustee	April 29, 2010
Patrick J. Simpson

ANNE-LEE VERVILLE*	Trustee	April 29, 2010
Anne-Lee Verville

*By:	/s/ Peter T. Fariel
Peter T. Fariel**
Attorney-in-Fact April 29, 2010

**	Executed by Peter T. Fariel on behalf of each Trustee pursuant to a Power of Attorney dated February 3, 2009 and incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement of the Registrant on form N-1A, filed with the commission on April 30, 2009.

EXHIBIT INDEX

Exhibit No.	Description

(j)	Consent of PricewaterhouseCoopers LLP.

(p)(3)	Code of Ethics of Nordea Investment Management North America, Inc.